1933 Act Registration No. 333-34844 1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 25	[X]

BNY MELLON FUNDS TRUST (Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

Copy to:

David Stephens, Esq. Stroock & Stroock & Lavan LLP 180 Maiden Lane New York, New York 10038-4982

And Donald W. Smith, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006

It is proposed that this filing will become effective:

Immediately upon filing pursuant to Rule 485(b)
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X	On December 31, 2008 pursuant to Rule 485(b)
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60 days after filing pursuant to Rule 485(a)(1)
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On (Date) pursuant to Rule 485(a)(1)
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75 days after filing pursuant to Rule 485(a)(2)
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On (Date) pursuant to Rule 485(a)(2)
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If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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December 31, 2008

BNY MELLON FUNDS TRUST -BNY Mellon Money Market Fund -BNY Mellon National Municipal Money Market Fund Supplement to Prospectus dated December 31, 2008

Each Fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”), which permits each Fund to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations, including the following:

•	For shareholders of a Fund, the Program provides a guarantee for the lesser of (a) the number of Fund shares owned by the shareholder at the close of business on September 19, 2008, or (b) the number of Fund shares owned by the shareholder on the date of a Guarantee Event.

•	The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	In order to recover, a Guarantee Event must occur during the term of the Program.

Fund shares acquired by investors after September 19, 2008 that increase the number of Fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, Fund shares acquired by investors who did not hold Fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required each Fund to pay the Treasury fees in the amount of .01% to .015%, respectively, of each Fund’s net asset value as of September 19, 2008, which amount was borne by each Fund. The Secretary may extend the Program through the close of business on September 18, 2009. If the Program is extended, each Fund will consider whether to continue to participate and pay any additional fees.

Please visit www.dreyfus.com for up-to-date information on the Funds’ participation in the Program, or for more information on the Program please visit the Treasury’s website at http://www.ustreas.gov, or contact your financial representative.

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The BNY Mellon Funds

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BNY Mellon Large Cap Stock Fund

BNY Mellon Income Stock Fund

BNY Mellon Mid Cap Stock Fund

BNY Mellon Small Cap Stock Fund

BNY Mellon U.S. Core Equity 130/30 Fund

BNY Mellon International Fund

BNY Mellon Emerging Markets Fund

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Short-Term U.S. Government Securities Fund

BNY Mellon National Intermediate Municipal Bond Fund

BNY Mellon National Short-Term Municipal Bond Fund

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

BNY Mellon Municipal Opportunities Fund

BNY Mellon Balanced Fund

BNY Mellon Money Market Fund

BNY Mellon National Municipal Money Market Fund
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PROSPECTUS December 31, 2008

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

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The Funds	1

BNY Mellon Large Cap Stock Fund	2
BNY Mellon Income Stock Fund	6
BNY Mellon Mid Cap Stock Fund	11
BNY Mellon Small Cap Stock Fund	17
BNY Mellon U.S. Core Equity 130/30 Fund	23
BNY Mellon International Fund	29
BNY Mellon Emerging Markets Fund	36
BNY Mellon Bond Fund	42
BNY Mellon Intermediate Bond Fund	48
BNY Mellon Short-Term
U.S. Government Securities Fund	54
BNY Mellon National Intermediate
Municipal Bond Fund	60
BNY Mellon National Short-Term
Municipal Bond Fund	66
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	71
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	77
BNY Mellon Municipal Opportunities Fund	82
BNY Mellon Balanced Fund	89
BNY Mellon Money Market Fund	98
BNY Mellon National Municipal
Money Market Fund	102
Management	106
Financial Highlights	110
Your Investment

Account Policies and Services	129
Distributions and Taxes	136
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For More Information

See back cover.

The Funds

Each fund is offering its Class M shares and Investor shares in this prospectus.

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Class M shares are generally offered only to Wealth Management clients of The Bank of New York Mellon Corporation (BNY Mellon) that maintain qualified fiduciary, custody, advisory or other accounts with various affiliates of BNY Mellon (Wealth Management Clients). Such qualified fiduciary, custody, advisory or other accounts maintained by Wealth Management Clients with various affiliates of BNY Mellon (BNY Mellon Affiliates) are referred to herein as “Qualified Accounts.” BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as “sweep vehicles” for cash held in Qualified Accounts. Any such investments in BNY Mellon Money Market Fund or BNY Mellon National Municipal Money Market Fund must be in the respective fund’s Class M shares.

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Investor shares are generally offered only to Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, and to individuals, corporations, partnerships and other entities that are not Wealth Management Clients and that receive a transfer of fund shares from a Wealth Management Client (collectively, Individual Clients). Investor shares also may be offered to brokerage clients of BNY Mellon Wealth Advisors, a division of MBSC Securities Corporation (BNY Mellon Wealth Advisors Brokerage Clients), and to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by BNY Mellon Wealth Management to invest in one or more funds, that are not Wealth Management Clients and that are serviced by an administrator or recordkeeper with which The Dreyfus Corporation or certain of its affiliates have entered into an agreement (Qualified Employee Benefit Plans).

What each fund is — and isn’t

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

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An investment in a fund is not a bank deposit. It is not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the FDIC or any other government agency. It is not a complete investment program. You could lose money in a fund, but you also have the potential to make money.

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BNY Mellon Large Cap Stock Fund

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GOAL/APPROACH

The fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of large capitalization companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500).

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P 500.

Concepts to understand

Large capitalization companies: generally established companies that are considered “known quantities,” with market capitalizations of $5 billion or more at the time of purchase. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Computer model: a proprietary computer model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. The investment adviser reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market conditions.

S&P 500: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy. The S&P 500 is often considered a proxy for the stock market in general.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P 500, the fund is expected to hold fewer securities than the index.
  Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

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BNY Mellon Large Cap Stock Fund 3

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BNY MELLON LARGE CAP STOCK FUND (continued)

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PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund (and the assets of another CTF) were transferred to the fund.The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter. The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the S&P 500 for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000).These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

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Year-by-year total return as of 12/31 each year (%)*

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Class M shares

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Best Quarter:	Q4 ’98	+22.56%
Worst Quarter:	Q3 ’02	-15.84%
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The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -21.61% .

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Average annual total return as of 12/31/07

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	1 Year	5 Years	10 Years

BNY Mellon Large Cap
Stock Fund —
Class M shares	10.19%	11.61%	4.76%*

S&P 500	5.49%	12.82%	5.91%
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Average annual total return as of 12/31/07

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Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	10.19%	11.61%	0.61%

Class M shares
returns after taxes
on distributions	7.58%	10.88%	0.05%

Class M shares
returns after taxes
on distributions and
sale of fund shares	9.97%	10.11%	0.43%

Investor shares
(7/11/01)
returns before taxes	10.01%	11.39%	3.96%

S&P 500
reflects no deduction for
fees, expenses or taxes	5.49%	12.82%	2.03%**
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* Reflects the performance of the predecessor CTF through 10/1/00.
** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.
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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.65%	0.65%
Shareholder services fee	none	0.25%
Other expenses	0.15%	0.15%

Total	0.80%	1.05%

Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$82	$255	$444	$990
Investor shares	$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon Large Cap Stock Fund 5
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BNY Mellon Income Stock Fund

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GOAL/APPROACH

The fund seeks total return (consisting of capital appreciation and income). This objective may be changed without shareholder approval.To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks.The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000 Value Index. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts (ADRs), including those purchased in initial public offerings.The fund also may invest in fixed-income securities and money market instruments.

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.The fund may at times overweight certain sectors in attempting to achieve higher yields.

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The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for investing directly in an underlying asset, to increase returns or income, or as part of a hedging strategy.

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Concepts to understand

Dividend: a distribution of earnings to shareholders, usually paid in the form of cash or stock.

Computer model: a proprietary computer model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. The investment adviser reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market conditions.

Russell 1000 Value Index: is an unmanaged, market-capitalization-weighted index that measures the performance of those of the 1,000 largest U.S. companies based on total market capitalization that have lower price-to-book ratios and lower forecasted growth values.

Convertible securities: securities that have characteristics similar to both fixed-income and equity securities. The fund considers convertible securities in which it invests to be equity securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.

Preferred stock: a class of capital stock that typically pays dividends at a specified rate.

Options contracts: contracts that grant one party a right, for a price, either to buy or sell a security at a fixed price during a specified period or on a specified day. An option written by the fund is covered when the fund owns the underlying security or it segregates liquid assets to cover its obligation.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Stock selection risk. The fund will hold fewer securities than the Russell 1000Value Index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
  Preferred stock risk. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.
  Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.
  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.
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BNY Mellon Income Stock Fund 7

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BNY MELLON INCOME STOCK FUND — MAIN RISKS (continued)

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  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities and indexes). A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may invest in ADRs, which are U.S. dollar denominated securities that represent indirect ownership of securities issued by foreign companies, and, to a limited extent, in foreign securities and securities issued by foreign companies that are listed on U.S. exchanges. The securities of foreign issuers carry additional risks, such as less liquidity, changes in currency exchange rates, a lack of comprehensive company information, differing auditing and legal standards and political and economic instability.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

Any investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed below), had the same investment objective, policies, guidelines and restrictions as the fund (and the assets of another CTF) were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Russell 1000 Value Index, a widely recognized unmanaged index of large capitalization value stock performance. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter. The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the Russell 1000 Value Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000). These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

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Before June 1, 2000, the CTF sought to exceed the total return performance of the S&P 500 over time. Beginning June 1, 2000, the CTF sought to exceed the total return performance of the Russell 1000 Value Index over time.The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. The Russell 1000 Value Index is an unmanaged, market-capitalization-weighted index that measures the performance of those of the 1,000 largest U.S. companies based on total market capitalization that have lower price-to-book ratios and lower forecasted growth values.The CTF changed its benchmark due to the value orientation of the CTF and the Russell 1000 Value Index.

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BNY Mellon Income Stock Fund 9

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BNY MELLON INCOME STOCK FUND (continued)

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Year-by-year total return as of 12/31 each year (%)*

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Class M shares

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Best Quarter:	Q4 ’98	+19.76%
Worst Quarter:	Q3 ’02	-15.99%
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The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -20.18% .

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Average annual total return as of 12/31/07

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	1 Year	5 Years	10 Years

BNY Mellon Income
Stock Fund —
Class M shares	3.58%	12.86%	5.11%*

Russell 1000
Value Index	-0.17%	14.63%	7.68%

Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	3.58%	12.86%	3.20%

Class M shares
returns after taxes
on distributions	0.20%	11.19%	1.79%

Class M shares
returns after taxes
on distributions and
sale of fund shares	6.58%	11.11%	2.46%

Investor shares
(7/11/01)
returns before taxes	3.33%	12.54%	5.61%

Russell 1000 Value Index
reflects no deduction for
fees, expenses or taxes	-0.17%	14.63%	7.02%**

* Reflects the performance of the predecessor CTF through 10/1/00.
** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.65%	0.65%
Shareholder services fee	none	0.25%
Other expenses	0.19%	0.19%

Total	0.84%	1.09%
Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$86	$268	$466	$1,037
Investor shares	$111	$347	$601	$1,329

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.



BNY Mellon Mid Cap Stock Fund


GOAL/APPROACH

The fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of mid-cap domestic companies. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).

In selecting securities, the investment adviser uses computer models, along with fundamental analysis, to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Based on fundamental analysis, the investment adviser generally selects the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P MidCap 400.

Concepts to understand

Mid-cap companies: generally established companies that may not be as well known as larger, more established companies. The market capitalization range of companies that the fund considers to be mid-cap companies is generally that of companies included in the S&P MidCap 400 at the time of purchase. Mid-cap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

Computer models: proprietary computer models that evaluate and rank a large universe of stocks. The models screen each stock for relative attractiveness within its economic sector and industry. The investment adviser reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market conditions.


S&P MidCap 400: an unmanaged, market-capitalization-weighted index that measures the performance of 400 medium-capitalization stocks. The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $190 million and $5.4 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.



BNY MELLON MID CAP STOCK FUND (continued)


MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Midsize company risk. Midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors.
  Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P MidCap 400, the fund is expected to hold fewer securities than the index.
  Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio manager misgauged that worth.They also may decline in price, even though in theory they are already undervalued.
  IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

  Foreign investment risk. To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.


BNY Mellon Mid Cap Stock Fund 13

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

BNY MELLON MID CAP STOCK FUND (continued)


PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed below), had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the S&P MidCap 400. Please note that the performance figures for the fund’s Class M shares in the bar chart and the top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the S&P MidCap 400 for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000). These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


Before June 1, 2000, the CTF sought to maintain a portfolio of stocks of companies with an average market capitalization of between $500 million and $3 billion, similar to the Russell 2500TM Stock Index (the Russell 2500), an unmanaged index based on the stocks of 3,000 large U.S. companies, as determined by market capitalization, but excluding the 500 largest such companies. Beginning June 1, 2000, the CTF sought to maintain a portfolio of stocks of companies with an average market capitalization of between $500 million and $5 billion, similar to the S&P MidCap 400, an unmanaged, capitalization-weighted index of 400 medium-capitalization stocks. The change in average market capitalization of companies held by the CTF was largely reflective of changes in the market value of companies in the benchmark. The change by the CTF reflected the view of its manager that the turnover of companies represented in the S&P MidCap 400 was less volatile than that of the Russell 2500, and that the S&P MidCap 400 was more familiar to investors. The fund currently seeks to maintain a portfolio of stocks of companies with an average market capitalization within the market capitalization range of the companies included in the S&P MidCap 400.




Best Quarter:	Q4 ’99	+16.55%
Worst Quarter:	Q3 ’98	-21.71%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -20.53% .

Average annual total return as of 12/31/07
	1 Year	5 Years	10 Years

BNY Mellon Mid Cap
Stock Fund —
Class M shares	14.60%	17.85%	7.35%*
S&P MidCap 400	7.98%	16.20%	11.20%
Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	14.60%	17.85%	7.57%

Class M shares
returns after taxes
on distributions	11.48%	15.94%	6.33%

Class M shares
returns after taxes
on distributions and
sale of fund shares	13.27%	15.46%	6.41%

Investor shares
(7/11/01)
returns before taxes	14.33%	17.55%	9.90%

S&P MidCap 400
reflects no deduction for
fees, expenses or taxes	7.98%	16.20%	7.86%**

* Reflects the performance of the predecessor CTF through 10/1/00.
** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.


BNY Mellon Mid Cap Stock Fund 15


BNY MELLON MID CAP STOCK FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class M shares and Investor shares in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price.The fund’s Class M shares and Investor shares do not have a sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.75%	0.75%
Shareholder services fee	none	0.25%
Other expenses	0.15%	0.15%

Total	0.90%	1.15%

Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$92	$287	$498	$1,108
Investor shares	$117	$365	$633	$1,398

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.



BNY Mellon Small Cap Stock Fund


GOAL/APPROACH

The fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600).

In selecting securities, the investment adviser uses computer models to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

The investment adviser uses fundamental analysis to determine the strengths and weaknesses of sectors, industries and individual companies. The investment adviser uses a variety of sources, including internal as well as Wall Street research, and company management to stay abreast of current developments.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics are generally similar to those of the S&P SmallCap 600.

Concepts to understand

Small-capitalization companies: generally new and often entrepreneurial companies. The market capitalization range of companies that the fund considers to be small-capitalization companies is generally that of companies included in the S&P SmallCap 600 at the time of purchase. Small-cap companies can, if successful, grow faster than larger-cap companies and typically use any profits for expansion rather than for paying dividends. Their share prices are more volatile than those of larger companies. Small companies fail more often.

Computer models: proprietary computer models that evaluate and rank a large universe of stocks. The models screen each stock for relative attractiveness within its economic sector and industry. The investment adviser reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market conditions.


S&P SmallCap 600: an unmanaged index consisting of the stocks of 600 publicly traded U.S. companies chosen for market size, liquidity and industry-group representation. The stocks comprising the S&P SmallCap 600 have market capitalizations generally ranging between $30 million and $2.7 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.



BNY MELLON SMALL CAP STOCK FUND (continued)


MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Small company risk. Small companies carry additional risks because their operating histories tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P SmallCap 600, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the portfolio managers misgauged that worth. They also may decline in price even though in theory they are already undervalued.

  IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
  Foreign investment risk. To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.


BNY Mellon Small Cap Stock Fund 19



BNY MELLON SMALL CAP STOCK FUND (continued)


PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year. The top table compares the performance of the fund’s Class M shares over time to that of the S&P SmallCap 600, an unmanaged index of small-cap stock performance. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the S&P SmallCap 600 for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000). These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates,and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.



Year-by-year total return as of 12/31 each year (%)*



Class M shares



Best Quarter:	Q4 ’99	+26.91%
Worst Quarter:	Q3 ’98	-22.68%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -15.71% .

Average annual total return as of 12/31/07
	1 Year	5 Years	10 Years

BNY Mellon Small Cap
Stock Fund —
Class M shares	6.33%	14.50%	7.91%*
S&P SmallCap 600	-0.30%	16.04%	9.03%
Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	6.33%	14.50%	7.29%

Class M shares
returns after taxes
on distributions	2.82%	12.64%	6.09%

Class M shares
returns after taxes
on distributions and
sale of fund shares	6.26%	12.41%	6.16%

Investor shares
(7/11/01)
returns before taxes	6.10%	14.24%	8.67%

S&P SmallCap 600
reflects no deduction for
fees, expenses or taxes	-0.30%	16.04%	9.55%**

* Reflects the performance of the predecessor CTF through 10/1/00.
** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.


BNY Mellon Small Cap Stock Fund 21



BNY MELLON SMALL CAP STOCK FUND (continued)


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.85%	0.85%
Shareholder services fee	none	0.25%
Other expenses	0.16%	0.16%

Total annual fund
operating expenses	1.01%	1.26%

Fee waiver and/or expense
reimbursements	(0.02%)	(0.02%)

Net operating expenses*	0.99%	1.24%

*The investment adviser has contractually agreed, until September 30,
2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares
(excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.99% and
1.24%, respectively.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$101	$320	$556	$1,234
Investor shares	$126	$398	$690	$1,521

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year example, and the first year of the three-years, five-years and ten-years examples, are based on net operating expenses, which reflect the expense waiver/reimbursement by the investment adviser.


Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.



BNY Mellon U.S. Core Equity 130/30 Fund


GOAL/APPROACH

The fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue this goal, the fund normally invests at least 80% of its net assets in equity securities. The fund focuses on growth and value stocks of large cap companies.The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

In selecting securities, the fund’s portfolio managers use a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the portfolio managers generally select to buy “long” the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The portfolio managers generally select to sell “short” those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks.This investment technique is known as “leverage,” which increases risk and may magnify the fund’s gains or losses.

When the fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock.When the fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the fund’s assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the fund’s assets will be in short positions.

The portfolio managers diversify the fund’s portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500), the fund’s benchmark.

The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.The fund also may engage in short sales of ETFs and similarly structured pooled investments.

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BNY MELLON U.S. CORE EQUITY 130/30 FUND — GOAL/APPROACH (continued)

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The fund may, but is not required to, use derivatives, such as futures, options, forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strat-egy.The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain deriva-tives.The requirement to segregate assets limits the fund’s leveraging of its investments. The use of leverage, however, may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Concepts to understand

Short selling: when the fund takes a short position, it sells a security it has borrowed, with the expectation that the security will decline in value. To complete or close out the short sale transaction, the fund buys the same security in the market and returns it to the lender. The fund makes money if the market price of the stock goes down after the short sale. Conversely, if the market price of the stock goes up after the short sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The fund’s potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold by the fund. Short-selling is considered “leverage” and may involve substantial risk.

Large cap companies: generally, established companies that are considered “known quantities,” with market capitalizations of $5 billion or more at the time of purchase. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Computer model: a proprietary model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. The portfolio managers review each of the screens on a regular basis, and maintain the flexibility to adapt the screening criteria to changes in market conditions.

S&P 500: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy. The S&P 500 is often considered a proxy for the stock market in general.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
   Short sale risk. Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and “leverage.” Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk.The fund may not always be able to close out a short position at a particular time or at an acceptable price.The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility.
  Leveraging risk. Leveraging occurs when the fund increases its assets available for investment using borrowings or similar transactions. Short sales involve borrowing securities and then selling them; thus, the fund’s short sales positions effectively leverage the fund’s assets.The use of leverage, including short sales and other forms of leverage such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts, and engaging in forward commitment transactions, may magnify the fund’s gains or losses.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the portfolio managers misgauged that worth. They also may decline in price even though in theory they are already undervalued.
  Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P 500, the fund is expected to hold fewer securities than the index.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the
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BNY Mellon U.S. Core Equity 130/30 Fund 25

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BNY MELLON U.S. CORE EQUITY 130/30 FUND — MAIN RISKS (continued)

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failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the fund may use may involve economic leverage, which could increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

  ETF risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.
  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Although the fund invests principally in the securities of U.S. issuers, it may invest in American Depositary Receipts and Shares (ADRs), which are U.S. dollar denominated securities that represent indirect ownership of securities issued by foreign companies, and, to a limited extent, in foreign securities and securities issued by foreign companies that are listed on U.S. exchanges. The securities of foreign issuers carry additional risks such as less liquidity, changes in currency exchange rates, a lack of comprehensive company information, differing auditing and legal standards and political and economic instability.

The fund may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE

Since the fund has less than one full calendar year of performance, past performance information is not included in this section of the prospectus.

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BNY Mellon U.S. Core Equity 130/30 Fund 27

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BNY MELLON U.S. CORE EQUITY 130/30 FUND (continued)

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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.80%	0.80%
Shareholder services fee	none	0.25%
Other expenses
Substitute dividend expense on
securities sold short	0.35%	0.35%
Remainder of other expenses	1.24%	1.41%

Total	2.39%	2.81%
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Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$242	$745	$1,275	$2,726
Investor shares	$284	$871	$1,484	$3,138
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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

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Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio. For the fiscal year ended August 31, 2008, the investment adviser waived fees and/or reimbursed fund expenses pursuant to a contractual undertaking, reducing total expenses from 2.39% to 2.28% for Class M shares and from 2.81% to 2.71% for Investor shares. This undertaking is no longer in effect.

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Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: the amounts paid by the fund as substitute dividend expenses on securities borrowed for the settlement of short sales, fees paid by the fund to its prime broker in connection with short selling transactions, and other fees paid by the fund, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon International Fund

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GOAL/APPROACH

The fund seeks long-term capital growth. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

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The fund invests most of its cash inflows received since June 30, 2005 in accordance with a core investment style. The portion of the fund’s total assets as of June 30, 2005 (representing approximately $1.4 billion of the fund’s assets as of August 31, 2008) is invested in companies that the investment adviser considers to be “value” companies. Pursuant to the core investment style, under normal circumstances, at least 80% of the fund’s cash inflows allocated to this style is invested in equity securities of companies located in the foreign countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Canada.The fund’s equity investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter.The fund may invest in companies of any size.To a limited extent, the fund may invest in debt securities of foreign issuers.Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of its assets at the time of purchase.

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The allocation of the cash inflows (purchases of fund shares and reinvested distributions) as well as outflows (redemptions and expense items) is at the discretion of the investment adviser depending on the circumstances. Under normal conditions, however, generally between 90% to 100% of cash inflows will be allocated to the core investment style and cash outflows will be allocated proportionately based approximately on the size of the fund’s portfolio managed in accordance with the core and value investment styles, respectively.These allocation percentages may be changed from time to time, including when cash outflows are of a de minimus amount.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios), but stocks purchased pursuant to the core investment style may have value and/or growth charac-teristics.The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style portfolio manager considers:

  stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts country allocations, generally seeking to allocate country weightings in accordance with the EAFE
  Index, but deviations from the EAFE Index country weightings may occur sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the EAFE Index as a guide, but allocations may differ from those of the EAFE Index

BNY MELLON INTERNATIONAL FUND — GOAL/APPROACH (continued)

The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund’s value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, this portion of the fund’s portfolio focuses on three key factors:

  value, or how a stock is valued relative to its intrinsic worth based on traditional value measures business health, or overall efficiency and profitability as measured by return on assets and return on equity business momentum, or the presence of a catalyst (such as corporate restructuring or change in management or spin off) that potentially will trigger a price increase near term or midterm

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser’s expectations.

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The fund may invest in American Depository Receipts (ADRs), which are U.S. dollar denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

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The fund may, but is not required to, use derivatives, such as futures and options, and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

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Concepts to understand

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, “value” is determined relative to a company’s home market and its global sector. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Foreign company: a company (i) organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) with a majority of its assets or business outside the U.S.

MSCI EAFE Index: an unmanaged market-capitalization-weighted index that is designed to measure the equity market performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Foreign investment risk. The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
  Country and Sector Allocation Risk. While the portfolio managers use the country and sector weightings of the fund’s benchmark index as a guide in structuring the fund’s portfolio, they may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.
  Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products or services or events whose delay or cancellation could cause the stock price to drop.
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BNY Mellon International Fund 31

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BNY MELLON INTERNATIONAL FUND — MAIN RISKS (continued)

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  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies) and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
  ETF risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.
  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers, U.S Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund (and the assets of another CTF) were transferred to the fund.The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE®) Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the MSCI EAFE® Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000).These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

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BNY Mellon International Fund 33

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BNY MELLON INTERNATIONAL FUND — PAST PERFORMANCE (continued)
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Best Quarter:	Q2 ’03	+21.72%
Worst Quarter:	Q3 ’02	-20.36%
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The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -27.84% .

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Average annual total return as of 12/31/07

	Inception			Since
	date	1 Year	5 Years	inception

BNY Mellon
International Fund —
Class M
shares	(7/15/98)	4.33% 19.18%		9.90%*

MSCI EAFE®
Index	(7/31/98)	11.17% 21.59%		7.41%
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Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	4.33%	19.18%	8.25%

Class M shares
returns after taxes
on distributions	1.62%	17.49%	8.69%

Class M shares
returns after taxes
on distributions and
sale of fund shares	5.55%	16.71%	8.44%

Investor shares
(7/11/01)
returns before taxes	4.13%	18.89%	11.89%

MSCI EAFE® Index
reflects no deduction for
fees, expenses or taxes	11.17%	21.59%	7.66%**
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* Reflects the performance of the predecessor CTF through 10/1/00.
** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.
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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.85%	0.85%
Shareholder services fee	none	0.25%
Other expenses	0.25%	0.25%

Total	1.10%	1.35%
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Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$112	$350	$606	$1,340
Investor shares	$137	$428	$739	$1,624
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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

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Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio. For the fiscal year ended August 31, 2008, the investment adviser waived a portion of its fee, reducing total expenses from 1.10% to 1.07% for Class M shares and from 1.35% to 1.32% for Investor shares. This undertaking was voluntary.

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Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon International Fund 35

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BNY Mellon Emerging Markets Fund
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GOAL/APPROACH

The fund seeks long-term capital growth. This objective may be changed without shareholder approval.To pursue its goal, the fund invests at least 80% of its assets in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets.

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The fund invests most of its cash inflows received since June 30, 2005 in accordance with a core investment style. The portion of the fund’s total assets as of June 30, 2005 (representing approximately $1.0 billion of the fund’s assets as of August 31, 2008) is invested in companies that the investment adviser considers to be “value” companies. Pursuant to the core investment style, under normal circumstances, at least 80% of the fund’s cash inflows allocated to this style is invested in equity securities of companies located in the foreign countries represented in the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the Emerging Markets Index).The fund’s equity investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter.The fund may invest in companies of any size. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

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The allocation of the cash inflows (purchases of fund shares and reinvested distributions) as well as outflows (redemptions and expense items) is at the discretion of the investment adviser depending on the circumstances. Under normal conditions, however, generally between 90% to 100% of cash inflows will be allocated to the core investment style and cash outflows will be allocated proportionately based approximately on the size of the fund’s portfolio managed in accordance with the core and value investment styles, respectively.These allocation percentages may be changed from time to time, including when cash outflows are of a de minimus amount.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios), but stocks purchased pursuant to the core investment style may have value and/or growth charac-teristics.The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style portfolio manager considers:

  stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts country allocations, generally seeking to allocate country weightings in accordance with the Emerging Markets Index, but deviations from the Emerging Markets Index country weightings may occur sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the Emerging Markets Index as a guide, but allocations may differ from those of the Emerging Markets Index

The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund’s value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, this portion of the fund’s portfolio focuses on three key factors:

  value, or how a stock is valued relative to its intrinsic worth based on traditional value measures business health, or overall efficiency and profitability as measured by return on assets and return on equity business momentum, or the presence of a catalyst (such as corporate restructuring or change in management or spin off) that potentially will trigger a price increase near term or midterm

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser’s expectations.

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The fund may invest in American Depository Receipts (ADRs), which are U.S. dollar denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

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The fund may, but is not required to, use derivatives, such as futures and options, and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

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Concepts to understand

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, “value” is determined relative to a company’s home market and its global sector. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Emerging market countries: all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, or any other country that the investment adviser believes has an emerging economy or market.

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MSCI Emerging Markets Index: a market capitalization weighted index designed to measure the equity performance of 24 emerging markets countries in Europe, Latin America and the Pacific Basin. The Index reflects investable opportunities for emerging markets investors by taking into account local market restrictions on share ownership by foreigners.

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BNY Mellon Emerging Markets Fund 37

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BNY MELLON EMERGING MARKETS FUND (continued)

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MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The stock markets of emerging market countries can be extremely volatile.The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Foreign investment risk. The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
  Emerging market risk. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government or regulatory action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries, market sectors or countries, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries, sectors or countries.
  Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products or services or events whose delay or cancellation could cause the stock price to drop.

  Derivatives risk. The fund may use certain derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued.
  ETF risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

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BNY Mellon Emerging Markets Fund 39

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BNY MELLON EMERGING MARKETS FUND (continued)

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PAST PERFORMANCE

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The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of the fund’s Class M shares from year to year. The table compares the performance of the fund’s Class M shares and Investor shares over time to that of the MSCI Emerging Markets Index, an unmanaged index designed to measure the performance of stocks in emerging market countries in Europe, Latin America and the Pacific Basin open to non-local investors.

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After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

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Year-by-year total return as of 12/31 each year (%)

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Class M shares

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Best Quarter:	Q2 ’03	+23.53%
Worst Quarter:	Q3 ’01	-17.96%
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The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -29.06% .

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Average annual total return as of 12/31/07

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Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	27.49%	32.02%	21.26%

Class M shares
returns after taxes
on distributions	22.21%	28.76%	18.70%

Class M shares
returns after taxes
on distributions and
sale of fund shares	23.09%	27.92%	18.22%

Investor shares
(7/11/01)
returns before taxes	27.25%	31.51%	24.38%

MSCI Emerging Markets
Index
reflects no deduction for
fees, expenses or taxes	39.78%	37.46%	20.67%*
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* From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.
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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	1.15%	1.15%
Shareholder services fee	none	0.25%
Other expenses	0.38%	0.38%

Total	1.53%	1.78%
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Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$156	$483	$834	$1,824
Investor shares	$181	$560	$964	$2,095
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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon Emerging Markets Fund 41

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BNY Mellon Bond Fund
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GOAL/APPROACH

The fund seeks total return (consisting of capital appreciation and current income). This objective may be changed without shareholder approval. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its assets in bonds, such as:

  U.S. government and agency bonds
  corporate bonds
  mortgage-related securities, including commercial mortgage-backed securities foreign corporate and government bonds (up to 20% of total assets)

The fund’s investments in bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund’s portfolio will not exceed eight years.The fund may invest in individual bonds of any duration. In calculating average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk.The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management’s predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

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The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy.To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

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Concepts to understand

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Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

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Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

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Commercial mortgage-backed securities: represent direct or indirect participations in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including retail, office or industrial properties, health-care facilities and multifamily residential properties.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

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Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in such cases there may be some risk of default by the issuer.Any guarantees by the U.S. government or its agencies or instrumentalities of securities held by the fund do not apply to the market value of those securities or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively among investors outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
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  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
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  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.
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  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
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  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
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  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall.When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets.This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
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BNY Mellon Bond Fund 43

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BNY MELLON BOND FUND — MAIN RISKS (continued)

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  Derivatives risk. In addition to mortgage-related securities, the fund may use other derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates) and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or pos- sibly greater than, the risks associated with invest- ing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required pay- ments or otherwise comply with the derivative instruments’ terms.
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  Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
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  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
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Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

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Although bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

In the case of commercial mortgage-backed securities, the ability of borrowers to make payments on underlying loans, and the recovery on collateral sufficient to provide repayment on such loans, may be less than for other mortgage-backed securities.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed at right), had the same investment objective, policies, guidelines and restrictions as the fund (and the assets of two other CTFs) were transferred to the fund.The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Barclays Capital U.S. Aggregate Index, a broad-based, unmanaged, market-weighted index that covers the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset-backed securities. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter. The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the Barclays Capital U.S. Aggregate Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000). These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

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The CTF was not authorized to invest in Rule 144A securities or convertible bonds or enter into futures, forward or option contracts. Although the fund is authorized to enter into futures, forward and option contracts, any use it makes of these contracts typically is as an alternative means of managing or maintaining risk exposure similar to that associated with the CTF and that its investment in such derivatives generally will not exceed 10% of its total assets.The fund also does not believe that its authority to invest in Rule 144A securities and convertible bonds or enter into futures, forward and option contracts has caused its performance to differ materially from what it would have beem if it could not so invest. In addition, the fund’s effective duration generally will not exceed eight years.The CTF had no maximum duration policy. During the period for which performance is presented below (through October 1, 2000), the CTF’s duration generally ranged between 3.32 and 6.05 years.

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BNY Mellon Bond Fund 45

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BNY MELLON BOND FUND — PAST PERFORMANCE (continued)
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Best Quarter:	Q3 ’01	+4.54%
Worst Quarter:	Q2 ’04	-2.28%
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The year-to-date total return of the fund’s Class M shares as of 9/30/08 was 1.35% .

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Average annual total return as of 12/31/07

	1 Year	5 Years	10 Years

BNY Mellon Bond Fund —
Class M shares	6.74%	4.04%	5.23%*

Barclays Capital
U.S. Aggregate
Index	6.97%	4.42%	5.97%
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
Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	6.74%	4.04%	5.45%

Class M shares
returns after taxes
on distributions	4.95%	2.31%	3.48%

Class M shares
returns after taxes
on distributions and
sale of fund shares	4.34%	2.45%	3.49%

Investor shares
(7/11/01)
returns before taxes	6.58%	3.77%	4.55%

Barclays Capital
U.S. Aggregate
Index
reflects no deduction for
fees, expenses or taxes	6.97%	4.42%	6.20%**
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* Reflects the performance of the predecessor CTF through 10/1/00.

** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on
10/2/00.
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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.40%	0.40%
Shareholder services fee	none	0.25%
Other expenses	0.15%	0.15%

Total	0.55%	0.80%
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Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$56	$176	$307	$689
Investor shares	$82	$255	$444	$990
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

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

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Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio. The investment adviser has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.69% and 0.94%, respectively.


Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon Bond Fund 47

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BNY Mellon Intermediate Bond Fund

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GOAL/APPROACH

The fund seeks total return (consisting of capital appreciation and current income). This objective may be changed without shareholder approval. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its assets in bonds, such as:

  U.S. government and agency bonds
  corporate bonds
  mortgage-related securities, including commer- cial mortgage-backed securities (up to 25% of total assets)
  foreign corporate and government bonds (up to 20% of total assets)
  municipal bonds

The fund’s investments in bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund’s portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a bond that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk.The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management’s predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

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The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy.To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.


Concepts to understand

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.

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Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

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Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

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Commercial mortgage-backed securities: represent direct or indirect participations in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including retail, office or industrial properties, health-care facilities and multifamily residential properties.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

Government securities risk. Not all obligations of the U.S. government, its agencies and instrumen talities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instru mentality, and in such cases there may be some risk of default by the issuer.Any guarantees by the U.S. government or its agencies or instrumentalities of securities held by the fund do not apply to the market value of those securities or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively among investors outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
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  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturi- ty date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.
  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic con- ditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities tend to have greater exposure to liquid- ity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative trans- action is particularly large or if the relevant mar- ket is illiquid (as is the case with many privately negotiated derivatives, including swap agree- ments), it may not be possible to initiate a trans- action or liquidate a position at an advantageous time or price.
  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and cer- tain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall.When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepay- ments of the underlying mortgages or other assets.This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BNY Mellon Intermediate Bond Fund 49

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BNY MELLON INTERMEDIATE BOND FUND — MAIN RISKS (continued)

  Derivatives risk. In addition to mortgage-related securities, the fund may use other derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates) and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or pos- sibly greater than, the risks associated with invest- ing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required pay- ments or otherwise comply with the derivative instruments’ terms.
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  Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.


Although bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

In the case of commercial mortgage-backed securities, the ability of borrowers to make payments on underlying loans, and the recovery on collateral sufficient to provide repayment on such loans, may be less than for other mortgage-backed securities.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed below), had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Barclays Capital Intermediate Government/Credit Bond Index, a broad-based, unmanaged, market-weighted index that covers the U.S. government and investment grade corporate bond market and is comprised of issues that must have a maturity from one to (but not including) ten years. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the Barclays Capital Intermediate Government/Credit Bond Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000). These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


The CTF was not authorized to invest in Rule 144A securities or convertible bonds or enter into futures, forward or option contracts. Although the fund is authorized to enter into futures, forward and option contracts, any use it makes of these contracts typically is as an alternative means of managing or maintaining risk exposure similar to that associated with the CTF and that its investment in such derivatives generally will not exceed 10% of its total assets.The fund also does not believe that its authority to invest in Rule 144A securities and convertible bonds or enter into futures, forward and option contracts has caused its performance to differ materially from what it would have been if it could not so invest. In addition, the fund’s effective duration generally will range between 2.5 and 5.5 years.The CTF’s policy with respect to duration was tied to the weighted average duration of a market index and, during the period for which performance is presented below (through October 1, 2000), the CTF’s duration generally ranged between 2.46 and 4.17 years.

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BNY Mellon Intermediate Bond Fund 51

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BNY MELLON INTERMEDIATE BOND FUND — PAST PERFORMANCE (continued)



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Best Quarter:	Q3 ’01	+4.58%
Worst Quarter:	Q2 ’04	-2.68%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was 1.08% .

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Average annual total return as of 12/31/07

	1 Year	5 Years	10 Years

BNY Mellon Intermediate
Bond Fund —
Class M shares	7.16%	3.60%	4.95%*

Barclays Capital
Intermediate
Government/
Credit
Bond Index	7.39%	4.06%	5.76%
Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	7.16%	3.60%	5.16%

Class M shares
returns after taxes
on distributions	5.44%	1.98%	3.27%

Class M shares
returns after taxes
on distributions and
sale of fund shares	4.61%	2.13%	3.29%

Investor shares
(7/11/01)
returns before taxes	6.95%	3.28%	4.31%

Barclays Capital
Intermediate Government/
Credit Bond Index
reflects no deduction for
fees, expenses or taxes	7.39%	4.06%	5.89%**

* Reflects the performance of the predecessor CTF through 10/1/00

** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on
10/2/00.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.40%	0.40%
Shareholder services fee	none	0.25%
Other expenses	0.15%	0.15%

Total	0.55%	0.80%
Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$56	$176	$307	$689
Investor shares	$82	$255	$444	$990

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon Intermediate Bond Fund 53

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

BNY Mellon Short-Term U.S. Government Securities Fund

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GOAL/APPROACH

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 80% of its assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities.The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.The fund also may invest in collateralized mortgage obligations (CMOs), including stripped mortgage-backed securities.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund’s average effective portfolio maturity and the average effective duration of the fund’s portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.

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The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy.


Concepts to understand

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.

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Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

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Mortgage pass-through securities: pools of residential or commercial mortgages whose cash flows are “passed through” to the holders of the securities via monthly payments of interest and principal.

CMOs: a security that pools together mortgages and separates them into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability. CMOs may be issued by government agencies or by private issuers.

Stripped mortgage-backed securities: the separate income or principal components of a mortgage-backed security.

CMOs may be partially stripped so that each investor receives some interest and some principal, or fully stripped into interest-only and principal-only components.

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

Government securities risk. Not all obligations of the U.S. government, its agencies and instrumen- talities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instru- mentality, and in such cases there may be some risk of default by the issuer.Any guarantees by the U.S. government or its agencies or instrumentalities of securities held by the fund do not apply to the market value of those securities or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively among investors outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturi- ty date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is diffi- cult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a trans- action or liquidate a position at an advantageous time or price.
  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and cer- tain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall.When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepay- ment of the underlying mortgages or other assets.
  This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BNY Mellon Short-Term U.S. Government Securities Fund 55


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BNY MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND — MAIN RISKS (continued)

  Derivatives risk. In addition to mortgage-related securities, the fund may use other derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates). A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other invest- ments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or other- wise comply with the derivative instruments’ terms.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE

The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed below), had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Barclays Capital 1-3 Year U.S. Government Index, a widely recognized, unmanaged performance benchmark for Treasury and agency securities with maturities between one and three years. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the Barclays Capital 1-3 Year U.S. Government Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000). These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


Although the CTF was authorized to invest in mortgage-backed securities (not including CMOs), it did not do so.The fund is authorized to invest in mortgage-backed securities, including CMOs, and has invested in such securities. The CTF was not authorized to invest in Rule 144A securities or derivative instruments.Although the fund is authorized to invest in derivatives, any use it makes of these instruments typically is as an alternative means of managing or maintaining risk exposure similar to that associated with the CTF and that its investment in derivatives generally will not exceed 10% of its total assets. The fund also does not believe that its authority to invest in derivative instruments and Rule 144A securities has caused its performance to differ materially from what it would have been if it could not so invest. In addition, the fund’s effective duration generally will be less than three years.The CTF operated under a policy that its average maturity generally would be maintained between eighteen months and three years. During the period for which performance is presented below (through October 1, 2000), the CTF’s duration generally ranged between 1.30 and 2.16 years.


BNY Mellon Short-Term U.S. Government Securities Fund 57


BNY MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND — PAST PERFORMANCE (continued)




Best Quarter:	Q3 ’01	+3.42%
Worst Quarter:	Q2 ’04	-1.18%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was 3.61% .

Average annual total return as of 12/31/07

	1 Year	5 Years	10 Years

BNY Mellon Short-Term
U.S. Government
Securities Fund —
Class M shares	6.50%	2.73%	4.31%*

Barclays Capital 1-3 Year
U.S. Government
Index	7.10%	3.18%	4.84%
Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	6.50%	2.73%	4.03%

Class M shares
returns after taxes
on distributions	4.79%	1.33%	2.41%

Class M shares
returns after taxes
on distributions and
sale of fund shares	4.19%	1.51%	2.47%

Investor shares
(7/11/01)
returns before taxes	6.15%	2.52%	3.18%

Barclays Capital 1-3 Year
U.S. Government Index
reflects no deduction for
fees, expenses or taxes	7.10%	3.18%	4.57%**

* Reflects the performance of the predecessor CTF through 10/1/00.

** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on
10/2/00.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.35%	0.35%
Shareholder services fee	none	0.25%
Other expenses	0.20%	0.19%

Total	0.55%	0.79%
Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$56	$176	$307	$689
Investor shares	$81	$252	$439	$978

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.


BNY Mellon Short-Term U.S. Government Securities Fund 59



BNY Mellon National Intermediate Municipal Bond Fund


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.


The fund may, but is not required to, use derivatives, such as futures, options and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.


Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.


Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.


Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.


MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering the fund’s share price.
  Issuer and market risk. Changes in economic, busi- ness or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possi- ble to initiate a transaction or liquidate a position at an advantageous time or price.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable.

BNY Mellon National Intermediate Municipal Bond Fund 61



BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND — MAIN RISKS (continued)

  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or fund’s other investments.
  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leverage risk. The use of leverage, such as lending portfolio securities, entering into futures con- tracts, engaging in forward commitment transac- tions and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks


Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax.


Under adverse market conditions, the fund could invest some or all of its assets in U.S Treasury securities or money market securities and taxable bonds. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE


The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed below), had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Merrill Lynch 2-17 Year Municipal Bond Index, a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range,and the Barclays Capital 7-Year Municipal Bond Index, a broad-based, unmanaged total return performance benchmark of investment grade municipal bonds maturing in the 6- to 8-year range. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance figures for the predecessor CTF through October 1,2000,adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter. The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.


The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the Merrill Lynch 2-17 Year Municipal Bond Index and the Barclays Capital 7-Year Municipal Bond Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000).These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.


After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


The CTF was not authorized to enter into futures or option contracts. Although the fund is authorized to enter into futures and option contracts, any use it makes of these contracts typically is as an alternative means of managing or maintaining risk exposure similar to that associated with the CTF and that its investment in such derivatives generally will not exceed 10% of its total assets.The fund also does not believe that its authority to enter into futures and option contracts has caused its performance to differ materially from what it would have been if it could not so invest. In addition, the fund’s effective duration generally will not exceed eight years. The CTF had no maximum duration policy. During the period for which performance is presented below (through October 1, 2000), the CTF’s duration generally ranged between 4.25 and 6.50 years.


BNY Mellon National Intermediate Municipal Bond Fund 63



BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND — PAST PERFORMANCE (continued)

Best Quarter:	Q3 ’02	+4.16%
Worst Quarter:	Q2 ’99	-1.88%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -2.18% .

Average annual total return as of 12/31/07

	1 Year	5 Years	10 Years

BNY Mellon National
Intermediate
Municipal Bond Fund —
Class M shares	3.39%	3.69%	4.60%*

Merrill Lynch 2-17 Year
Municipal Bond Index	4.63%	4.13%	5.23%

Barclays Capital
7-Year Municipal
Bond Index†	5.06%	3.86%	4.96%
Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	3.39%	3.69%	4.87%

Class M shares
returns after taxes
on distributions	3.39%	3.64%	4.79%

Class M shares
returns after taxes
on distributions and
sale of fund shares	3.60%	3.71%	4.74%

Investor shares
(7/11/01)
returns before taxes	3.21%	3.43%	4.13%

Merrill Lynch 2-17 Year
Municipal Bond Index
reflects no deduction for
fees, expenses or taxes	4.63%	4.13%	5.63%**

Barclays Capital 7-Year
Municipal Bond Index†
reflects no deduction for
fees, expenses or taxes	5.06%	3.86%	5.25%**

* Reflects the performance of the predecessor CTF through 10/1/00.

** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on
10/2/00.
† In future prospectuses, the fund’s performance will no longer be com-
pared to the Barclays Capital 7-Year Municipal Bond Index because the Merrill Lynch 2-17 Year Municipal Bond Index is more reflec-
tive of the fund’s portfolio maturity profile.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class M shares and Investor shares in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price.The fund’s Class M shares and Investor shares do not have a sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.35%	0.35%
Shareholder services fee	none	0.25%
Other expenses	0.16%	0.16%

Total	0.51%	0.76%

Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$52	$164	$285	$640
Investor shares	$78	$243	$422	$942

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand


Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio. The investment adviser has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.69% and 0.94%, respectively.


Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.


BNY Mellon National Intermediate Municipal Bond Fund 65



BNY Mellon National Short-Term Municipal Bond Fund


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity and the average effective duration of the fund’s portfolio will be less than three years.The fund may invest in individual municipal and taxable bonds of any maturity or duration. In calculating average effective maturity and average effective portfolio duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.


The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.


Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.


Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.


Credit rating: independent rating organizations analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.


MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering the fund’s share price.
  Issuer and market risk. Changes in economic, busi- ness or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possi- ble to initiate a transaction or liquidate a position at an advantageous time or price.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable.

BNY Mellon National Short-Term Municipal Bond Fund 67



BNY MELLON NATIONAL SHORT-TERM MUNICIPAL BOND FUND — MAIN RISKS (continued)

  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with underlying instru- ments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the coun- terparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leverage risk. The use of leverage, such as lending portfolio securities, entering into futures con- tracts, engaging in forward commitment transac- tions and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks


Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax.


Under adverse market conditions, the fund could invest some or all of its assets in U.S Treasury securities or money market securities and taxable bonds. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of the fund’s Class M shares from year to year. The table compares the performance of the fund’s Class M shares and Investor shares over time to that of the Merrill Lynch 1-5 Year Municipal Bond Index, a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 1-5 year range, and the Barclays Capital 3-Year Municipal Index, an unmanaged total return performance benchmark of investment grade municipal bonds maturing in the 1- to (but not including) 4-year range.


After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


Year-by-year total return as of 12/31 each year (%)



Class M shares



Best Quarter:	Q2 ’02	+2.50%
Worst Quarter:	Q2 ’04	-0.99%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was 1.32% .


Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	3.86%	2.24%	3.32%

Class M shares
returns after taxes
on distributions	3.86%	2.24%	3.28%

Class M shares
returns after taxes
on distributions and
sale of fund shares	3.66%	2.29%	3.26%

Investor shares
(7/11/01)
returns before taxes	3.52%	1.96%	2.58%

Merrill Lynch 1-5 Year
Municipal Bond Index
reflects no deduction for
fees, expenses or taxes	5.00%	2.85%	4.10%*

Barclays Capital 3-Year
Municipal Index †
reflects no deduction for
fees, expenses or taxes	5.00%	2.67%	3.95%*

* From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on
10/2/00.

† In future prospectuses, the fund’s performance will no longer be compared to the Barclays Capital 3-Year Municipal Index because the Merrill
Lynch 1-5 Year Municipal Bond Index is more reflective of the fund’s portfolio maturity profile.


BNY Mellon National Short-Term Municipal Bond Fund 69



BNY MELLON NATIONAL SHORT-TERM MUNICIPAL BOND FUND (continued)


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.35%	0.35%
Shareholder services fee	none	0.25%
Other expenses	0.19%	0.20%

Total	0.54%	0.80%
Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$55	$173	$302	$677
Investor shares	$82	$255	$444	$990

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.



BNY Mellon Pennsylvania Intermediate Municipal Bond Fund


GOAL/APPROACH

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions.The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania personal income tax, and in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.


The fund may, but is not required to, use derivatives, such as futures, options and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.


Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.


Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.


Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.


BNY Mellon Pennsylvania Intermediate Municipal Bond Fund 71



BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (continued)


MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering the fund’s share price.
  State-specific risk. Pennsylvania’s economy and the revenues underlying its municipal bonds may decline, meaning that the ability of the issuer to make timely principal and interest payments may be reduced. Investing primarily in a single state makes the fund’s portfolio securities more sensi- tive to risks specific to the state and may magni- fy other risks.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possi- ble to initiate a transaction or liquidate a position at an advantageous time or price.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax and Pennsylvania state personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable.

  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with underlying instru- ments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the coun- terparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leverage risk. The use of leverage, such as lending portfolio securities, entering into futures con- tracts, engaging in forward commitment transac- tions and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks


Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax.


Under adverse market conditions, the fund could invest some or all of its assets in U.S Treasury securities or money market securities and taxable bonds. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.


BNY Mellon Pennsylvania Intermediate Municipal Bond Fund 73



BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (continued)


PAST PERFORMANCE


The bar chart and tables shown on the next page illustrate the risks of investing in the fund. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects (except as discussed below), had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. The bar chart on the next page shows you how the performance of the fund’s Class M shares has varied from year to year.The top table compares the performance of the fund’s Class M shares over time to that of the Merrill Lynch 2-17 Year Municipal Bond Index, a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range, and the Barclays Capital 7-Year Municipal Bond Index, a broad-based, unmanaged total return performance benchmark of investment grade municipal bonds maturing in the 6- to 8-year range. Please note that the performance figures for the fund’s Class M shares in the bar chart and top table do not reflect the impact of any applicable taxes and represent the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares (net of any fee waivers and expense reimbursements), and the performance of the fund’s Class M shares thereafter. The predecessor CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that might have adversely affected performance.


The bottom table on the next page compares the performance of the fund’s Class M shares and Investor shares to that of the Merrill Lynch 2-17 Year Municipal Bond Index and the Barclays Capital 7-Year Municipal Bond Index for various periods since the date the fund commenced operations as an investment company registered under the 1940 Act (October 2, 2000).These performance figures for the fund’s Class M shares are shown before and after taxes and do not reflect the predecessor CTF’s performance.


After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


The CTF was not authorized to enter into futures or option contracts. Although the fund is authorized to enter into futures and option contracts, any use it makes of these contracts typically is as an alternative means of managing or maintaining risk exposure similar to that associated with the CTF and that its investment in such derivatives generally will not exceed 10% of its total assets. In addition, before June 1, 2000, the CTF had a stated policy that, under normal circumstances, it sought to maintain a minimum of 60% of its assets in issues that are exempt from federal and Pennsylvania personal income taxes. Beginning June 1, 2000, the CTF increased this percentage to 65%. Effective May 22, 2002, the fund changed its policy such that it normally invests at least 80% of its assets in municipal bonds, the interest from which is exempt from federal and Pennsylvania personal income taxes.



Year-by-year total return as of 12/31 each year (%)*



Class M shares



Best Quarter:	Q3 ’02	+3.90%
Worst Quarter:	Q2 ’04	-2.01%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -2.29% .


Average annual total return as of 12/31/07

	1 Year	5 Years	10 Years

BNY Mellon Pennsylvania
Intermediate Municipal
Bond Fund —
Class M shares	3.13%	3.22%	4.14%*

Merrill Lynch
2-17 Year Municipal
Bond Index**	4.63%	4.13%	5.23%

Barclays Capital
7-Year Municipal
Bond Index**,†	5.06%	3.86%	4.96%

Average annual total return as of 12/31/07

Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	3.13%	3.22%	4.43%

Class M shares
returns after taxes
on distributions	3.09%	3.16%	4.35%

Class M shares
returns after taxes
on distributions and
sale of fund shares	3.43%	3.30%	4.36%

Investor shares
(7/11/01)
returns before taxes	2.71%	2.93%	3.64%

Merrill Lynch 2-17 Year
Municipal Bond Index**
reflects no deduction for
fees, expenses or taxes	4.63%	4.13%	5.63%***

Barclays Capital 7-Year
Municipal Bond Index**,†
reflects no deduction for
fees, expenses or taxes	5.06%	3.86%	5.25%***

* Reflects the performance of the predecessor CTF through
10/1/00.

** Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

*** From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on
10/2/00.

† In future prospectuses, the fund’s performance will no longer be compared to the Barclays Capital 7-Year Municipal Bond Index because the Merrill Lynch 2-17Year Municipal Bond Index is
more reflective of the fund’s portfolio maturity profile.


BNY Mellon Pennsylvania Intermediate Municipal Bond Fund 75



BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (continued)


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.50%	0.50%
Shareholder services fee	none	0.25%
Other expenses	0.16%	0.16%

Total	0.66%	0.91%

Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$67	$211	$368	$822
Investor shares	$93	$290	$504	$1,120

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.



BNY Mellon Massachusetts Intermediate Municipal Bond Fund


GOAL/APPROACH

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions.The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts personal income tax, and in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.


The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.


Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.


Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.


Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.


BNY Mellon Massachusetts Intermediate Municipal Bond Fund 77



BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND (continued)


MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering the fund’s share price.
  State-specific risk. Massachusetts’ economy and the revenues underlying its municipal bonds may decline, meaning that the ability of the issuer to make timely principal and interest payments may be reduced. Investing primarily in a single state makes the fund’s portfolio securities more sensi- tive to risks specific to the state and may magni- fy other risks.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possi- ble to initiate a transaction or liquidate a position at an advantageous time or price.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax and Massachusetts state personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable.

  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or other- wise comply with the derivative instruments’ terms.
  Leverage risk. The use of leverage, such as lending portfolio securities, entering into futures con- tracts, engaging in forward commitment transac- tions and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks


Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax.


Under adverse market conditions, the fund could invest some or all of its assets in U.S Treasury securities or money market securities and taxable bonds. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.


BNY Mellon Massachusetts Intermediate Municipal Bond Fund 79



BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND (continued)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser, Dreyfus Premier Limited Term Massachusetts Municipal Fund (the “Premier Massachusetts Fund”), were transferred to the fund in a tax-free reorganiza-tion.The performance figures for the fund’s Class M shares in the bar chart at right represent the performance of Premier Massachusetts Fund’s Class R shares from year to year through September 6, 2002 and the performance of the fund’s Class M shares thereafter. The performance figures for the fund’s Class M shares and Investor shares in the table at right represent the performance of Premier Massachusetts Fund’s Class R shares and Class A shares, respectively, through September 6, 2002 and the performance of the fund’s Class M shares and Investor shares thereafter. These performance figures do not reflect the front-end sales load that was applicable to the Premier Massachusetts Fund’s Class A shares. If such sales load were reflected, the returns shown would have been lower. These performance figures are compared to those of the Merrill Lynch 2-17 Year Municipal Bond Index, a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range, and the Barclays Capital 7-Year Municipal Bond Index, a broad-based, unmanaged total return performance benchmark of investment grade municipal bonds maturing in the 6-to 8-year range. All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Year-by-year total return as of 12/31 each year (%)



Class M shares*,†



Best Quarter:	Q3 ’02	+3.95%
Worst Quarter:	Q2 ’04	-2.03%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -1.40% .


Average annual total return as of 12/31/07

Share class/
Inception date	1 Year	5 Years	10 Years

Class M shares*,†
(2/1/93)
returns before taxes	3.74%	3.51%	4.35%

Class M shares*,†
returns after taxes
on distributions	3.74%	3.50%	4.34%

Class M shares*,†
returns after taxes
on distributions and
sale of fund shares	3.76%	3.54%	4.31%

Investor shares**
(9/24/85)
returns before taxes	3.47%	3.25%	4.09%

Merrill Lynch 2-17 Year
Municipal Bond Index***
reflects no deduction for
fees, expenses or taxes	4.63%	4.13%	5.23%

Barclays Capital
7-year Municipal
Bond Index***,††
reflects no deduction for
fees, expenses or taxes	5.06%	3.86%	4.96%

* Reflects the performance of Class R shares of Premier Massachusetts
Fund through September 6, 2002.
** Reflects the performance of Class A shares of Premier Massachusetts
Fund through September 6, 2002.
*** Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.
† The fund’s returns are shown for Class M shares in lieu of Investor shares as in prior years because Class M shares represent the share class of the fund with the greatest net assets.
††In future prospectuses, the fund’s performance will no longer be com-
pared to the Barclays Capital 7-Year Municipal Bond Index
because the Merrill Lynch 2-17 Year Municipal Bond Index is
more reflective of the fund’s portfolio maturity profile.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class M shares and Investor shares in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price.The fund’s Class M shares and Investor shares do not have a sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.35%	0.35%
Shareholder services fee	none	0.25%
Other expenses	0.17%	0.17%

Total	0.52%	0.77%
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Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$53	$167	$291	$653
Investor shares	$79	$246	$428	$954
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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

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Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio. For the fiscal year ended August 31, 2008, The Bank of New York Mellon waived fees and/or reimbursed fund expenses pursuant to a contractual undertaking, reducing total expenses for each of Class M shares and Investor shares by less than .01%. This undertaking is no longer in effect.

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Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the current fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon Massachusetts Intermediate Municipal Bond Fund 81

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BNY Mellon Municipal Opportunities Fund

GOAL/APPROACH

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by the investment adviser. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration.The dollar-weighted average maturity of the fund’s portfolio will vary from time to time depending on the portfolio manager’s views on the direction of interest rates.

Although the fund normally invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax, the fund may invest up to 50% of its assets in municipal bonds, the income from which is subject to the federal alternative minimum tax.

The fund’s portfolio manager seeks to deliver value added excess returns (“alpha”) by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets. Although the fund seeks to be diversified by geography and sector, the fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

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Note to Investors
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The fund currently intends to close to new investors after it reaches $500 million in total assets. Holders of fund shares at the time the fund closes (the closing date) may continue to buy fund shares for existing accounts. Holders of fund shares whose accounts have a zero balance on or after the closing date will be prohibited from reactivating the account or opening a new account.

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Investors who do not own shares of the fund at the closing date generally will not be allowed to buy shares of the fund, except that (i) participants in Qualified Employee Benefit Plans (and their successor plans) and (ii) BNY Mellon Wealth Advisors Brokerage Clients participating in discretionary wrap accounts offered by BNY Mellon Wealth Advisors, may purchase fund shares after the closing date, provided that the fund was established as an investment option under such plan or discretionary wrap account, respectively, before the closing date. Entities maintaining omnibus accounts with the fund will be prohibited from accepting purchase orders from new investors after the closing date. In addition, fund shares may be purchased after the closing date by the fund’s primary portfolio manager and Board members who do not hold fund shares on the closing date.

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The Board reserves the right to reopen the fund to new investors after the closing date should circumstances change.

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The fund may, but is not required to, use derivatives, such as futures, options, forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy. Swap agreements, such as credit default swaps, can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond’s income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

Dollar-weighted average maturity: an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

Duration: an indication of an investment's “interest rate risk,” or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

BNY Mellon Municipal Opportunities Fund 83

BNY MELLON MUNICIPAL OPPORTUNITIES FUND (continued)

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause the bond’s price to fall, potential- ly lowering the fund’s share price. Although the fund invests principally in investment grade bonds, it may invest to a limited extent in high yield (“junk”) bonds, which involve greater cred- it risk, including the risk of default, than invest- ment grade bonds, and are considered predomi- nantly speculative with respect to the issuer’s con- tinuing ability to make principal and interest pay- ments.The prices of high yield bonds can fall dra- matically in response to bad news about the issuer or its industry, or the economy in general.
  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is diffi- cult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately nego- tiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable. In addition, the fund may invest up to 50% of its assets in municipal bonds, the income from which is subject to the federal alternative minimum tax, and up to 20% of its assets in taxable fixed-income securities.

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  Foreign investment risk. Special risks associated with investments in foreign issuers include expo- sure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive information about the issuer, political instability and differing auditing and legal standards.The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.A gov- ernmental obligor may default on its obligations.
  The securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
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  Foreign currency risk. Investments in foreign cur- rencies are subject to the risk that those curren- cies will decline in value relative to the U.S. dol- lar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are sub- ject to risks caused by inflation, interest rates, budget deficits and low savings rates, political fac- tors and government controls.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, interest rates and foreign currencies), for- ward contracts, swaps (including interest rate and credit default swaps), options on swaps, inverse floaters and other credit derivatives. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or pos- sibly greater than, the risks associated with invest- ing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required pay- ments or otherwise comply with the derivative instruments’ terms. Credit default swaps and sim- ilar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.

BNY Mellon Municipal Opportunities Fund 85

BNY MELLON MUNICIPAL OPPORTUNITIES FUND — MAIN RISKS (continued)

  Leveraging risk. The use of leverage, such as bor- rowing money to purchase securities, engaging in reverse repurchase agreements, engaging in for- ward commitment transactions, entering into futures contracts and forward currency contracts, and investing in inverse floaters, may cause tax- able income and may magnify the fund’s gains or losses.
  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S Treasury securities or money market securities and taxable bonds. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Although the fund invests at least 80% of its assets in municipal and taxable bonds rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE

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Since the fund has less than one full calendar year of performance, past performance information is not included in the prospectus.

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BNY Mellon Municipal Opportunities Fund 87

BNY MELLON MUNICIPAL OPPORTUNITIES FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.50%	0.50%
Shareholder services fee	none	0.25%
Other expenses	0.20%	0.20%

Total	0.70%	0.95%

Expense example
	1 Year	3 Years

Class M shares	$72	$224
Investor shares	$97	$303

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund's portfolio. The investment adviser has contractually agreed, until December 31, 2009, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 0.75% .

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: estimated fees to be paid by the fund, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amounts listed in the table above.

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 BNY Mellon Balanced Fund

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GOAL/APPROACH

The fund seeks long-term growth of principal in conjunction with current income. This objective may be changed without shareholder approval.

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The fund is designed for investors who seek capital appreciation and current income. The fund may invest in both individual securities and other BNY Mellon funds (referred to below as the “underlying funds”). To pursue its goal, the fund currently intends to invest in a combination of equity securities, income-producing bonds, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund. BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund, in turn, may invest in a wide range of securities, including those of foreign issuers. The fund may also invest a portion of its assets in money market instruments.

  The fund has established target allocations for its assets of 60% in the aggregate to equity securities (directly and through underlying funds that invest principally in equity securities), and 40% to bonds and money market instruments (directly and, possibly in the future, through underlying funds that invest principally in such securities).The fund may deviate from these target allocations within ranges of 15% above or below the target amount. The fund’s investment in each of BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund, and BNY Mellon Emerging Markets Fund is subject to a separate limit of 20% of the fund’s total assets, as is the fund’s investment in money market instruments. Subject to these percentage limitations, the fund’s investment adviser allocates the fund’s investments (directly and through BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund, or, possibly in the future, through other underlying funds) among equity securities, bonds, and money market instruments using fundamental and quantitative analysis, its outlook for the economy and financial markets, and the relative performance of the underlying funds. The fund’s investment adviser normally considers reallo cating the fund’s investments at least quarterly, but may change allocations more frequently if believes that market conditions warrant such change.

The target allocations and the investment percentage ranges for the fund are based on the investment adviser’s expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund’s investment objective. If appreciation or depreciation in the value of selected securities or an underlying fund’s shares causes the percentage of the fund’s assets invested in a type of security or underlying fund or the allocation among the different types of securities or underlying funds to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund’s assets, but is not required to do so. The underlying funds, the target allocations among security or fund types, and the investment percentage ranges for securities and each underlying fund may be changed by the fund’s board at any time.

In selecting equity securities in which the fund invests directly, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its per- ceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.

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BNY Mellon Balanced Fund 89
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BNY MELLON BALANCED FUND — GOAL/APPROACH (continued)

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Bonds in which the fund may invest include:

  U.S. government and agency bonds
  corporate bonds
  mortgage-related securities, including commer- cial mortgage-backed securities foreign corporate and government bonds

The fund’s investments in bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund’s portfolio will not exceed eight years.The fund may invest in individual bonds of any duration. In calculating average effective portfolio duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk.The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management’s predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

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The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy.

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Concepts to understand

Computer model: a proprietary computer model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, the investment adviser reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market conditions.

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Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

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Credit rating: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

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Commercial mortgage-backed securities: represent direct or indirect participations in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including retail, office or industrial properties, health-care facilities and multifamily residential properties.

MAIN RISKS

The fund’s principal risks are discussed below.

The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.Your investment in the fund is subject to both the risks of investment in the securities held directly by the fund and the risks of investments in the securities held by the underlying funds. The fund’s performance therefore depends not only on the allocation of its assets among securities and the various underlying funds, but also on the performance of the securities themselves and the underlying funds’ ability to meet their investment objectives. The investment adviser may not accurately assess the attractiveness or risk potential of particular securities or underlying funds.

In addition, the fund will bear both its own operating expenses and its pro rata share of the operating expenses of the underlying funds in which it invests. One underlying fund may purchase the same securities that another underlying fund sells. By investing in both underlying funds, the fund would indirectly bear a portion of the costs of these trades without accomplishing any investment purpose.

Any taxable gains that the fund distributes to its shareholders will be generated by transactions in its portfolio securities or in shares of the underlying funds and by the underlying funds’ own portfolio transactions.

Because the fund invests, directly and through the underlying funds, in both equity securities and bonds, the fund is subject to equity risk, interest rate risk, and credit risk. Investing in the fund includes the principal risks summarized below, although not all of those risks apply to each underlying fund. For more information on the investment objectives of, and the main risks associated with investment in, the underlying funds, please read the underlying funds’ descriptions contained above in this prospectus.

Equity securities and the underlying funds

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Growth and value stock risk. By investing, directly and through the underlying funds, in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earn- ings do increase. In addition, growth stocks typi- cally lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio man- agers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
  Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing sig- nificant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s abil- ity to sell these securities. These companies may have limited product lines, markets, or financial resources, or may depend on a limited manage- ment group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipa-
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BNY Mellon Balanced Fund 91

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BNY MELLON BALANCED FUND — MAIN RISKS (continued)

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tion of future products and services or events whose delay or cancellation could cause the stock price to drop.

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  Foreign and emerging market investment risk. Because all of the underlying funds may invest in foreign securities, and BNY Mellon International Fund and BNY Mellon Emerging Markets Fund nor- mally invest most of their assets in such securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company infor- mation, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are concentrated in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.These risks are intensified with respect to emerging market securities. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed coun- tries. The securities of companies located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, countries with emerging mar- kets may have relatively unstable governments, present the risk of sudden adverse government or regulatory action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.The economies of countries with emerging markets may be based predomi- nantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings diffi- cult. Transaction settlement and dividend collec- tion procedures also may be less reliable in emerging markets than in developed markets.
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  Foreign currency risk. Investments in foreign cur- rencies are subject to the risk that those curren- cies will decline in value relative to the U.S. dol- lar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are sub- ject to risks caused by inflation, interest rates, budget deficits and low savings rates, political fac- tors and government controls.
  IPO risk. The fund and the underlying funds may purchase securities of companies in initial public offerings (IPOs). The prices of securities pur- chased in IPOs can be very volatile.The effect of IPOs on a fund’s performance depends on a vari- ety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

Bonds

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Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instru- mentality, and in such cases there may be some risk of default by the issuer.Any guarantees by the U.S. government or its agencies or instrumentalities of securities held by the fund do not apply to the market value of those securities or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively among investors outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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  Interest rate risk. Prices of bonds and other fixed- income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
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  Call risk. Some bonds and other fixed-income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declin- ing interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or ris- ing interest rates, prices of “callable” issues are subject to increased price fluctuation.
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  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.
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  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic con- ditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
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BNY Mellon Balanced Fund 93

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BNY MELLON BALANCED FUND — MAIN RISKS (continued)

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  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities tend to have greater exposure to liquid- ity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative trans- action is particularly large or if the relevant mar- ket is illiquid (as is the case with many privately negotiated derivatives, including swap agree- ments), it may not be possible to initiate a trans- action or liquidate a position at an advantageous time or price.
  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and cer- tain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall.When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepay- ments of the underlying mortgages or other assets.This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
  Foreign investment risk. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency rates.
  Market sector risk. The fund may significantly over- weight or underweight certain industries or mar- ket sectors, which may cause the fund’s perfor- mance to be more or less sensitive to develop- ments affecting those industries or sectors.

Money Market Instruments

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The fund may invest, and under adverse market conditions BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund and
BNY Mellon Emerging Markets Fund may also invest, in U.S. Treasury securities and money market securities.  To the extent the funds are invested in these type of securities, they would be less likely to benefit from any upswing in the market and achieve their investment objectives.

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Other potential risks

The fund may invest in mortgage-related securities, and the fund and the underlying funds may invest in other derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and, with respect to the fund, interest rates). A small investment in derivatives could have a potentially large impact on the fund’s performance. Certain derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

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Although bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

In the case of commercial mortgage-backed securities, the ability of borrowers to make payments on underlying loans, and the recovery on collateral sufficient to provide repayment on such loans, may be less than for other mortgage-backed securities.

At times, the fund, BNY Mellon Small Cap Stock Fund or BNY Mellon Emerging Markets Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

The fund and the underlying funds may lend portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of the fund’s Class M shares from year to year. The table compares the performance of the fund’s Class M shares and Investor shares over time to that of the listed indexes.

After-tax performance is shown only for Class M shares. After-tax performance of the fund’s Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

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Year-by-year total return as of 12/31 each year (%)

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

Class M shares

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

Best Quarter:	Q2 ’03	+8.81%
Worst Quarter:	Q3 ’02	-7.71%
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

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was -13.29% .

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Average annual total return as of 12/31/07

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Share class/			Since
inception date	1 Year	5 Years	inception

Class M shares
(10/2/00)
returns before taxes	9.29%	10.80%	5.27%

Class M shares
returns after taxes
on distributions	6.82%	9.36%	3.92%

Class M shares
returns after taxes
on distributions and
sale of fund shares	8.02%	8.96%	3.99%

Investor shares
(7/11/01)
returns before taxes	8.92%	10.50%	6.61%

Hybrid index
reflects no deduction for
fees, expenses or taxes	6.08%	9.54%	4.09%*

S&P 500
reflects no deduction for
fees, expenses or taxes	5.49%	12.82%	2.03%*

Barclays Capital
U.S. Aggregate Index
reflects no deduction for
fees, expenses or taxes	6.97%	4.42%	6.20%*
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 * From inception of Class M shares. For comparative purposes, the value of each index on 9/30/00 is used as the beginning value on
10/2/00.

Concepts to understand

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Hybrid index: an unmanaged index composed of 60% S&P 500 and 40% Barclays Capital U.S. Aggregate Index.

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S&P 500: a widely recognized unmanaged index of U.S. stock market performance.

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Barclays Capital U.S. Aggregate Index: a broad-based, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of one to ten years.

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BNY Mellon Balanced Fund 95

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BNY MELLON BALANCED FUND (continued)
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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described below and on the next page. Because annual fund operating expenses are paid out of fund assets, their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.

The fund will also indirectly bear its pro rata share of the expenses of the underlying funds. Each of the underlying funds pays an investment advisory fee to the investment adviser and also pays other operating expenses.An investor in the fund will indirectly pay the investment advisory fees and other expenses of the underlying funds the fund holds.

The following table shows the total annual expense ratios for each underlying fund’s Class M shares as a percentage of average net assets. Note that the fund’s pro rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

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Expense ratio table
Total
Underlying fund (Class M shares)	annual expense ratio

BNY Mellon Mid Cap Stock Fund	0.90%
BNY Mellon Small Cap Stock Fund	1.01%
BNY Mellon International Fund	1.10%
BNY Mellon Emerging Markets Fund	1.53%
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

The fund has also agreed to pay an administration fee to The Bank of NewYork Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, which is applied to that portion of its average daily net assets allocated to direct investments in equity or debt securities. In addition, the fund will pay certain expenses for custody and other items.

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The following table shows the total annual expense ratios of each class of the fund.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.44%	0.44%
Shareholder services fee	none	0.25%
Other expenses	0.14%	0.12%
Acquired fund fees and expenses	0.24%	0.24%

Total	0.82%	1.05%
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
Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$84	$262	$455	$1,014
Investor shares	$107	$334	$579	$1,283
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

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.125% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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Acquired fund fees and expenses: fees and expenses incurred indirectly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

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BNY Mellon Balanced Fund 97

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BNY Mellon Money Market Fund

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GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their sub- sidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  high grade commercial paper, and other short- term corporate obligations, including those with floating or variable rates of interest taxable municipal obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment
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Government securities risk. Not all obligations of the U.S. government, its agencies and instrumen- talities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instru- mentality, and in such cases there may be some risk of default by the issuer.Any guarantees by the U.S. government or its agencies or instrumentalities of securities held by the fund do not apply to the market value of those securities or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively amonginvestors outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

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BNY Mellon Money Market Fund 99

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BNY MELLON MONEY MARKET FUND (continued)

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PAST PERFORMANCE

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The bar chart and table shown illustrate the risks investing in the fund.The bar chart shows the per formance of Class M shares for the fund’s first full calendar year of operations. The table shows the average annual total returns of the fund’s Class M shares and Investor shares over time. All returns assume reinvestment of dividends and distributions The fund’s past performance is no guarantee future results. Performance for each share class will vary due to differences in expenses.

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Year-by-year total return as of 12/31 each year (%)

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

Class M shares

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

Best Quarter:	Q3 ’07	+1.29%
Worst Quarter:	Q1 ‘04	+0.19%
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

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was 2.25% .

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Average annual total return as of 12/31/07

		Since
		inception
	1 Year	(6/2/03)

Class M shares	5.11%	3.15%

Investor shares	4.85%	2.89%

For the fund’s current yield, Wealth Management Clients may call toll free 1-888-281-7350; Individual Clients may call toll free 1-800-645-6561; BNY Mellon Wealth Advisors Brokerage Clients may call toll free 1-800-803-0549 —Option 2; and participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.15%	0.15%
Shareholder services fee	none	0.25%
Other expenses	0.15%	0.15%

Total	0.30%	0.55%

Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$31	$97	$169	$381
Investor shares	$56	$176	$307	$689

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.

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Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon Money Market Fund 101

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

BNY Mellon National Municipal Money Market Fund

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GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue its goal, the fund invests at least 80% of its assets in short-term municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Custodial receipts: debt securities that represent the purchaser’s right to receive future principal and interest payments on the municipal obligations underlying the receipts.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by the investment adviser.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

To the extent that the fund invests in municipal leases, it takes on additional risks. Because municipal leases generally are backed by revenues from a particular source or that depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax. In addition, the fund occasionally may invest in high quality, taxable money market instruments.

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BNY Mellon National Municipal Money M☑arket Fund 103

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

BNY MELLON NATIONAL MUNICIPAL MONEY MARKET FUND (continued)

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PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of Class M shares for the fund’s first full calendar year of operations. The table shows the average annual total returns of the fund’s Class M shares and Investor shares over time. All returns assume reinvestment of dividends and distributions. The fund’s past performance is no guarantee of future results. Performance for each share class will vary due to differenes in expenses.


Year-by-year total return as of 12/31 each year (%)



Class M shares



Best Quarter:	Q2 ’07	+0.87%
Worst Quarter:	Q1 ‘04	+0.16%

The year-to-date total return of the fund’s Class M shares as of 9/30/08 was 1.56% .


Average annual total return as of 12/31/07

		Since
		inception
	1 Year	(6/2/03)

Class M shares	3.39%	2.16%

Investor shares	3.14%	1.91%

For the fund’s current yield, Wealth Management Clients may call toll free 1-888-281-7350; Individual Clients may call toll free 1-800-645-6561; BNY Mellon Wealth Advisors Brokerage Clients may call toll free 1-800-803-0549 —Option 2; and participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Because annual fund operating expenses are paid out of fund assets, their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

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Fee table
	Class M	Investor
	shares	shares

Annual fund operating expenses
% of average daily net assets
Investment advisory fees	0.15%	0.15%
Shareholder services fee	none	0.25%
Other expenses	0.16%	0.16%

Total	0.31%	0.56%
Expense example
	1 Year	3 Years	5 Years	10 Years

Class M shares	$32	$100	$174	$393
Investor shares	$57	$179	$313	$701

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services to the holders of Investor shares.


Other expenses: fees paid by the fund for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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BNY Mellon National Municipal Money Market Fund 105


MANAGEMENT Investment adviser


The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 190 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly owned subsidiary of the investment adviser.The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the investment adviser’s or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of ethics


The funds, the investment adviser and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any fund managed by the investment adviser.


Portfolio managers
Name of fund	Primary portfolio manager

BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon
BNY Mellon Income Stock Fund	Brian C. Ferguson
BNY Mellon Mid Cap Stock Fund	James C. Wadsworth
BNY Mellon Small Cap Stock Fund	Dwight E. Cowden
BNY Mellon U.S. Core Equity 130/30 Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon International Fund	D. Kirk Henry (value investment style) and
William S. Patzer (core investment style)
BNY Mellon Emerging Markets Fund	D. Kirk Henry (value investment style) and
William S. Patzer (core investment style)
BNY Mellon Bond Fund	John F. Flahive
BNY Mellon Intermediate Bond Fund	John F. Flahive
BNY Mellon Short-Term U.S. Government Securities Fund	Lawrence R. Dunn
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O’Brien
BNY Mellon National Short-Term Municipal Bond Fund	Jeremy N. Baker and Timothy J. Sanville
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Jeremy N. Baker and Mary Collette O’Brien
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O’Brien
BNY Mellon Municipal Opportunities Fund	John F. Flahive
BNY Mellon Balanced Fund	Sean P. Fitzgibbon and John F. Flahive

Biographical information


Jeremy N. Baker, CFA, has been a primary portfolio manager of the BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and a portfolio manager at Dreyfus since March 2006. Mr. Baker is also a vice president of The Bank of New York Mellon, which he joined in September 2002.


Dwight E. Cowden, CFA, has been a portfolio manager of the BNY Mellon Small Cap Stock Fund and a portfolio manager at Dreyfus since April 2002. Mr. Cowden is also a vice president of The Bank of NewYork Mellon, which he joined in June 1996.


Lawrence R. Dunn, CFA, has been a portfolio manager of the BNY Mellon Short-Term U.S. Government Securities Fund since its inception in October 2000 and a portfolio manager at Dreyfus since November 1995. Mr. Dunn is also an assistant vice president of The Bank of New York Mellon, which he joined in April 1990.


Brian C. Ferguson has been the primary portfolio manager of the BNY Mellon Income Stock Fund since February 2007 and a portfolio manager at Dreyfus since October 2002. Mr. Ferguson is also a senior vice president and the director of the U.S. Large Cap Value Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since June 1997.


Management 107

MANAGEMENT (continued)


Sean P. Fitzgibbon, CFA, has been the primary portfolio manager of the BNY Mellon Large Cap Stock Fund and a primary portfolio manager of the BNY Mellon Balanced Fund since February 2007 and of the BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007. Mr. Fitzgibbon also has been a portfolio manager at Dreyfus since October 2004. He also is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of TBCAM, where he has been employed since August 1991.


John F. Flahive, CFA, has been a portfolio manager of the BNY Mellon National Intermediate Municipal Bond Fund since its inception in October 2000, of the BNY Mellon Massachusetts Intermediate Municipal Bond Fund since its inception in September 2002, of the BNY Mellon Bond Fund since August 2005 and of the BNY Mellon Municipal Opportunities Fund since its inception in October 2008. He also has been a portfolio manager of the BNY Mellon Balanced Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund since March 2006 and a portfolio manager at Dreyfus since November 1994. Mr. Flahive is also first vice president of The Bank of New York Mellon, which he joined in October 1994.


D. Kirk Henry, CFA, has been a portfolio manager of the BNY Mellon Emerging Markets Fund since its inception in October 2000 and of the BNY Mellon International Fund since September 2002 and a portfolio manager at Dreyfus since May 1996. He is also executive vice president and international equity portfolio manager of TBCAM. He has held that position since May 1994.


Jeffrey D. McGrew, CFA, has been a primary portfolio manager of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007 and a portfolio manager at Dreyfus since April 2006. He is also a vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity team of TBCAM, where he has been employed since 2002.


Mary Collette O’Brien, CFA, has been a portfolio manager of the BNY Mellon Pennsylvania Intermediate Municipal Bond Fund since its inception in October 2000, a portfolio manager of the BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006 and a portfolio manager at Dreyfus since July 1996. She is also a vice president of The Bank of NewYork Mellon, which she joined in April 1995.


William S. Patzer, CFA, has been a primary portfolio manager of the BNY Mellon International Fund and the BNY Mellon Emerging Markets Fund, and a portfolio manager at Dreyfus, since August 2007. He is also a portfolio manager of TBCAM, which he joined in November 2005.Prior to joiningTBCAM, Mr. Patzer served as a senior analyst with Goldman Sachs Asset Management from September 2003 to February 2005.


Timothy J. Sanville, CFA, has been a portfolio manager of the BNY Mellon National Short-Term Municipal Bond Fund since its inception in October 2000 and a portfolio manager at Dreyfus since July 2000. He is also an assistant vice president of The Bank of New York Mellon. He has been with The Bank of New York Mellon since 1992.


James C. Wadsworth, CFA, has been a portfolio manager of the BNY Mellon Mid Cap Stock Fund since December 2004 and a portfolio manager at Dreyfus since October 2004. Mr.Wadsworth is also senior vice president of The Bank of New York Mellon, which he joined in 1977.


The funds’ Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund shares.


Investment advisory fee


Each of the funds has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and, for the fiscal year ended August 31, 2008, each of the funds paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.


A discussion regarding the basis for the board’s approving each fund’s investment advisory agreement with the investment adviser is available in the fund’s annual report for the fiscal year ended August 31, 2008.

Investment advisory fees
	Contractual	Effective
	investment advisory fee	investment advisory fee
	(as a percentage of	(as a percentage of
Name of fund	average daily net assets)	average daily net assets)

BNY Mellon Large Cap Stock Fund	0.65%	0.65%
BNY Mellon Income Stock Fund	0.65%	0.65%
BNY Mellon Mid Cap Stock Fund	0.75%	0.75%
BNY Mellon Small Cap Stock Fund	0.85%	0.85%
BNY Mellon U.S. Core Equity 130/30 Fund	0.80%	0.74%*
BNY Mellon International Fund	0.85%	0.82%**
BNY Mellon Emerging Markets Fund	1.15%	1.15%
BNY Mellon Bond Fund	0.40%	0.40%
BNY Mellon Intermediate Bond Fund	0.40%	0.40%
BNY Mellon Short-Term U.S. Government Securities Fund	0.35%	0.35%
BNY Mellon National Intermediate Municipal Bond Fund	0.35%	0.35%
BNY Mellon National Short-Term Municipal Bond Fund	0.35%	0.35%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	0.50%	0.50%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%	0.35%
BNY Mellon Municipal Opportunities Fund	0.50%	—***
BNY Mellon Balanced Fund	****	0.44%
BNY Mellon Money Market Fund	0.15%	0.15%
BNY Mellon National Municipal Money Market Fund	0.15%	0.15%

* The effective investment advisory fee for this fund reflects a fee waiver/expense reinbursement in effect for the fund’s fiscal year ended August 31, 2008.The fee waiver/expense reimbursement is no longer in effect.

** The effective investment advisory fee for this fund reflects a fee waiver/expense reimbursement in effect during the fund’s fiscal year ended August 31, 2008.This fee waiver/expense reimbursement is voluntary, not contractual and may be terminated at any time.

*** The fund commenced operations on October 15, 2008.

**** BNY Mellon Balanced Fund has agreed to pay an investment advisory fee of 0.65% applied to direct investment in equity securities, 0.40% to direct investment in debt securities and 0.15% to investments in money market instruments and the underlying funds that it invests in.

Management 109

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund’s Class M shares and Investor shares for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights were derived from each fund’s financial statements, which have been audited by KPMG LLP (“KPMG”), an independent registered public accounting firm. KPMG’s report, along with each fund’s financial statements, is included in the annual report, which is available upon request.


				Class M shares

			Year Ended August 31,

	BNY Mellon Large Cap Stock Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	11.56	10.31	9.79	8.74	8.16
	Investment operations: Investment income — net[1]	.11	.09	.10	.11	.07
	Net realized and unrealized gain (loss)
	on investments	(1.05)	1.49	.52	1.05	.58
	Total from investment operations	(.94)	1.58	.62	1.16	.65
Distributions:	Dividends from investment income — net	(.12)	(.08)	(.10)	(.11)	(.07)
	Dividends from net realized gain
	on investments	(1.73)	(.25)	—	—	—
Total distributions		(1.85)	(.33)	(.10)	(.11)	(.07)
	Net asset value, end of period	8.77	11.56	10.31	9.79	8.74
Total Return (%)		(9.95)	15.60	6.32	13.27	7.95

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.80	.80	.80	.80	.81
	Ratio of net expenses to average net assets	.80[2]	.79	.80[2]	.80[2]	.81
	Ratio of net investment income to average net assets	1.15	.76	.96	1.13	.77
	Portfolio turnover rate	56.13	77.46	19.08	23.49	43.52

	Net assets, end of period ($ x 1,000)	1,750,688	1,970,482	1,766,105	1,733,531	1,545,002

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,

	BNY Mellon Large Cap Stock Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	11.58	10.33	9.82	8.76	8.16
	Investment operations: Investment income — net[1]	.09	.06	.07	.08	.06
	Net realized and unrealized gain (loss)
	on investments	(1.07)	1.50	.51	1.06	.58
	Total from investment operations	(.98)	1.56	.58	1.14	.64
Distributions:	Dividends from investment income — net	(.09)	(.06)	(.07)	(.08)	(.04)
	Dividends from net realized gain
	on investments	(1.73)	(.25)	—	—	—
Total distributions		(1.82)	(.31)	(.07)	(.08)	(.04)
	Net asset value, end of period	8.78	11.58	10.33	9.82	8.76
Total Return (%)		(10.26)	15.29	5.95	13.08	7.88

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.05	1.05	1.06	1.05	1.06
	Ratio of net expenses to average net assets	1.05[2]	1.04	1.06[2]	1.05[2]	1.06
	Ratio of net investment income to average net assets	.89	.51	.72	.87	.59
	Portfolio turnover rate	56.13	77.46	19.08	23.49	43.52

	Net assets, end of period ($ x 1,000)	9,829	11,704	7,629	3,985	3,356

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights 111

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,

	BNY Mellon Income Stock Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	10.61	10.43	9.92	9.50	8.56
	Investment operations: Investment income — net[1]	.16	.19	.22	.21	.16
	Net realized and unrealized gain (loss)
	on investments	(1.35)	1.04	.75	1.27	1.09
	Total from investment operations	(1.19)	1.23	.97	1.48	1.25
Distributions:	Dividends from investment income — net	(.16)	(.19)	(.22)	(.20)	(.17)
	Dividends from net realized gain
	on investments	(2.04)	(.86)	(.24)	(.86)	(.14)
Total distributions		(2.20)	(1.05)	(.46)	(1.06)	(.31)
	Net asset value, end of period	7.22	10.61	10.43	9.92	9.50
Total Return (%)		(13.79)	12.11	10.00	16.23	14.68

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.84	.81	.81	.82	.83
	Ratio of net expenses to average net assets	.84[2]	.81	.81[2]	.82[2]	.83
	Ratio of net investment income to average net assets	1.87	1.81	2.14	2.12	1.75
	Portfolio turnover rate	33.02	62.06	40.75	34.61	52.47

	Net assets, end of period ($ x 1,000)	199,367	414,866	421,266	394,977	274,881

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
	BNY Mellon Income Stock Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	10.67	10.49	9.98	9.53	8.58
	Investment operations: Investment income — net[1]	.14	.17	.19	.18	.14
	Net realized and unrealized gain (loss)
	on investments	(1.36)	1.04	.75	1.29	1.08
	Total from investment operations	(1.22)	1.21	.94	1.47	1.22
Distributions:	Dividends from investment income — net	(.14)	(.17)	(.19)	(.16)	(.13)
	Dividends from net realized gain
	on investments	(2.04)	(.86)	(.24)	(.86)	(.14)
Total distributions		(2.18)	(1.03)	(.43)	(1.02)	(.27)
	Net asset value, end of period	7.27	10.67	10.49	9.98	9.53
Total Return (%)		(14.03)	11.78	9.68	16.00	14.26

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.09	1.06	1.06	1.07	1.08
	Ratio of net expenses to average net assets	1.09[2]	1.06	1.06[2]	1.07[2]	1.08
	Ratio of net investment income to average net assets	1.62	1.55	1.92	1.88	1.49
	Portfolio turnover rate	33.02	62.06	40.75	34.61	52.47

	Net assets, end of period ($ x 1,000)	1,407	1,719	1,468	1,092	756

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Class M shares

			Year Ended August 31,
BNY Mellon Mid Cap Stock Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		14.19	14.26	14.80	12.29	11.07
Investment Operations: Investment income — net[1]		.03	.06	.08	.04	.04
	Net realized and unrealized gain (loss)
	on investments	(.53)	2.17	1.21	3.33	1.21
Total from Investment Operations		(.50)	2.23	1.29	3.37	1.25
Distributions:	Dividends from investment income — net	(.04)	(.08)	(.01)	(.04)	(.03)
	Dividends from net realized gain on investments	(2.54)	(2.22)	(1.82)	(.82)	—
Total distributions		(2.58)	(2.30)	(1.83)	(.86)	(.03)
Net asset value, end of period		11.11	14.19	14.26	14.80	12.29
Total Return (%)		(5.67)	16.76	9.14	28.41	11.33

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.90	.90	.91	.91	.91
Ratio of net expenses to average net assets		.90[2]	.90[2]	.91[2]	.91	.91
Ratio of net investment income to average net assets		.28	.42	.51	.26	.34
Portfolio turnover rate		121.12	112.31	93.33	83.57	69.03

Net assets, end of period ($ x 1,000)		1,540,821	1,708,747	1,560,575	1,458,952	1,159,657

[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
BNY Mellon Mid Cap Stock Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		14.07	14.16	14.73	12.24	11.03
Investment operations: Investment income — net[1]		.00[2]	.02	.04	.00[2]	.01
	Net realized and unrealized gain (loss)
	on investments	(.53)	2.15	1.21	3.32	1.21
Total from investment operations		(.53)	2.17	1.25	3.32	1.22
Distributions:	Dividends from investment income — net	—	(.04)	—	(.01)	(.01)
	Dividends from net realized gain on investments	(2.54)	(2.22)	(1.82)	(.82)	—
Total distributions		(2.54)	(2.26)	(1.82)	(.83)	(.01)
Net asset value, end of period		11.00	14.07	14.16	14.73	12.24
Total Return (%)		(5.94)	16.44	8.93	28.05	11.02

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.15	1.15	1.15	1.15	1.16
Ratio of net expenses to average net assets		1.15[3]	1.15[3]	1.15[3]	1.15	1.16
Ratio of net investment income to average net assets		.03	.16	.26	.02	.10
Portfolio turnover rate		121.12	112.31	93.33	83.57	69.03

Net assets, end of period ($ x 1,000)		28,520	35,139	30,433	26,445	21,810

[1] Based on average shares outstanding at each month end.
[2] Amount represents less than $.01 per share.
[3] Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights 113

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,

	BNY Mellon Small Cap Stock Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	14.82	15.39	17.18	14.92	13.17
	Investment operations: Investment income (loss) — net[1]	.03	.00[2]	(.01)	(.01)	(.02)
	Net realized and unrealized gain (loss)
	on investments	(1.15)	1.83	.80	2.66	1.77
	Total from investment operations	(1.12)	1.83	.79	2.65	1.75
Distributions:	Dividends from net realized gain
	on investments	(2.26)	(2.40)	(2.58)	(.39)	—
	Net asset value, end of period	11.44	14.82	15.39	17.18	14.92
Total Return (%)		(9.07)	12.53	5.04	17.86	13.29

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.01	1.01	1.01	1.01	1.02
	Ratio of net expenses to average net assets	1.01[3]	1.00	1.01[3]	1.01[3]	1.02[3]
	Ratio of net investment income (loss) to average net assets	.28	.02	(.08)	(.07)	(.11)
	Portfolio turnover rate	132.19	167.04	108.79	148.54	91.71

	Net assets, end of period ($ x 1,000)	633,118	670,238	667,241	797,808	747,637
	[1] Based on average shares outstanding at each month end.
	[2] Amount represents less than $.01 per share.
	[3] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,

	BNY Mellon Small Cap Stock Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	14.50	15.13	16.97	14.78	13.08
	Investment operations: Investment income (loss) — net[1]	.00[2]	(.03)	(.05)	(.05)	(.05)
	Net realized and unrealized gain (loss)
	on investments	(1.13)	1.80	.79	2.63	1.75
	Total from investment operations	(1.13)	1.77	.74	2.58	1.70
Distributions:	Dividends from net realized gain
	on investments	(2.26)	(2.40)	(2.58)	(.39)	—
	Net asset value, end of period	11.11	14.50	15.13	16.97	14.78
Total Return (%)		(9.36)	12.33	4.78	17.55	13.00
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.26	1.26	1.26	1.26	1.26
	Ratio of net expenses to average net assets	1.26[3]	1.25	1.26[3]	1.26[3]	1.26[3]
	Ratio of net investment income (loss) to average net assets	.02	(.23)	(.35)	(.33)	(.35)
	Portfolio turnover rate	132.19	167.04	108.79	148.54	91.71

	Net assets, end of period ($ x 1,000)	3,795	5,341	6,618	4,692	3,310

	[1] Based on average shares outstanding at each month end.
	[2] Amount represents less than $.01 per share.
	[3] Expense waivers and/or reimbursements amounted to less than .01%.

	Class M shares		Investor shares

	Year Ended August 31,		Year Ended August 31,

BNY Mellon U.S. Core Equity 130/30 Fund	2008	2007[1]	2008	2007[1]

Per-Share Data ($):
Net asset value, beginning of period	12.64	12.50	12.63	12.50
Investment operations: Investment income (loss) — net[2]	.07	(.00)[3]	.02	(.00)[3]
Net realized and unrealized
gain (loss) on investments	(1.32)	.14	(1.29)	.13
Total from investment operations	(1.25)	.14	(1.27)	.13
Net asset value, end of period	11.39	12.64	11.36	12.63
Total Return (%)	(9.89)	1.12[4]	(10.06)	1.04[4]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.39	.50[4]	2.81	.50[4]
Ratio of net expenses to average net assets	2.28	.28[4]	2.71	.28[4]
Ratio of net investment income (loss) to average net assets	.58	(.03)[4]	.16	(.03)[4]
Portfolio turnover rate	163.66	11.94[4]	163.66	11.94[4]
Net assets, end of period ($ x 1,000)	180,803	26,064	13	10

[1] From August 1, 2007 (commencement of operations) to August 31, 2007.
[2] Based on average shares outstanding at each month end.
[3] Amount represents less than $.01 per share.
[4] Not annualized.

Financial Highlights 115

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,
	BNY Mellon International Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	17.56	17.77	16.20	14.29	11.77
	Investment operations: Investment income — net[1]	.33	.28	.28	.22	.20
	Net realized and unrealized gain (loss)
	on investments	(3.14)	1.92	3.02	2.52	2.51
	Total from investment operations	(2.81)	2.20	3.30	2.74	2.71
Distributions:	Dividends from investment income — net	(.29)	(.30)	(.23)	(.20)	(.19)
	Dividends from net realized gain
	on investments	(2.35)	(2.11)	(1.50)	(.63)	—
Total distributions		(2.64)	(2.41)	(1.73)	(.83)	(.19)
	Net asset value, end of period	12.11	17.56	17.77	16.20	14.29
Total Return (%)		(18.61)	12.93	21.86	19.51	23.15
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.10	1.08	1.10	1.09	1.11
	Ratio of net expenses to average net assets	1.06	1.08[2]	1.10[2]	1.09	1.10
	Ratio of net investment income to average net assets	2.22	1.59	1.68	1.40	1.46
	Portfolio turnover rate	78.35	72.83	70.02	44.92	45.60

	Net assets, end of period ($ x 1,000)	2,002,307	2,836,968	2,534,753	1,857,398	1,265,004

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
	BNY Mellon International Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	18.29	18.41	16.74	14.74	12.13
	Investment operations: Investment income — net[1]	.28	.23	.26	.24	.49
	Net realized and unrealized gain (loss)
	on investments	(3.26)	2.03	3.11	2.55	2.20
	Total from investment operations	(2.98)	2.26	3.37	2.79	2.69
Distributions:	Dividends from investment income — net	(.26)	(.27)	(.20)	(.16)	(.08)
	Dividends from net realized gain
	on investments	(2.35)	(2.11)	(1.50)	(.63)	—
Total distributions		(2.61)	(2.38)	(1.70)	(.79)	(.08)
	Net asset value, end of period	12.70	18.29	18.41	16.74	14.74
Total Return (%)		(18.87)	12.73	21.49	19.24	22.28
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.35	1.33	1.36	1.34	1.35
	Ratio of net expenses to average net assets	1.32	1.32	1.36[2]	1.34	1.35[2]
	Ratio of net investment income to average net assets	1.82	1.26	1.50	1.50	2.63
	Portfolio turnover rate	78.35	72.83	70.02	44.92	45.60

	Net assets, end of period ($ x 1,000)	6,627	13,634	9,256	3,466	900

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Class M shares

			Year Ended August 31,
	BNY Mellon Emerging Markets Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	24.42	24.53	22.69	17.98	14.92
	Investment operations: Investment income — net[1]	.23	.25	.29	.32	.25
	Net realized and unrealized gain (loss)
	on investments	(1.45)	7.18	4.96	6.09	3.16
	Total from investment operations	(1.22)	7.43	5.25	6.41	3.41
Distributions:	Dividends from investment income — net	(.21)	(.22)	(.44)	(.12)	(.12)
	Dividends from net realized gain
	on investments	(6.10)	(7.32)	(2.97)	(1.58)	(.23)
Total distributions		(6.31)	(7.54)	(3.41)	(1.70)	(.35)
	Net asset value, end of period	16.89	24.42	24.53	22.69	17.98
Total Return (%)		(9.11)	35.81	24.59	36.62	22.93

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.53	1.50	1.52	1.51	1.51
	Ratio of net expenses to average net assets	1.52	1.50[2]	1.52	1.51[2]	1.50
	Ratio of net investment income to average net assets	1.11	1.05	1.18	1.52	1.39
	Portfolio turnover rate	63.60	60.72	49.06	42.97	46.36

	Net assets, end of period ($ x 1,000)	1,141,146	1,521,024	1,312,055	1,337,801	1,001,344
	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
	BNY Mellon Emerging Markets Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	24.60	24.65	22.79	18.08	15.00
	Investment operations: Investment income — net[1]	.20	.15	.26	.30	.17
	Net realized and unrealized gain (loss)
	on investments	(1.50)	7.27	4.96	6.09	3.22
	Total from investment operations	(1.30)	7.42	5.22	6.39	3.39
Distributions:	Dividends from investment income — net	(.15)	(.15)	(.39)	(.10)	(.08)
	Dividends from net realized gain
	on investments	(6.10)	(7.32)	(2.97)	(1.58)	(.23)
Total distributions		(6.25)	(7.47)	(3.36)	(1.68)	(.31)
	Net asset value, end of period	17.05	24.60	24.65	22.79	18.08
Total Return (%)		(9.29)	35.52	24.29	36.26	22.68

	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	1.78	1.75	1.78	1.72	1.84
	Ratio of net expenses to average net assets	1.78[2]	1.74	1.78	1.72[2]	1.83
	Ratio of net investment income to average net assets	.96	.65	1.07	1.48	1.14
	Portfolio turnover rate	63.60	60.72	49.06	42.97	46.36

	Net assets, end of period ($ x 1,000)	7,187	10,846	11,761	4,557	3,424

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights 117

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,
BNY Mellon Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.24	12.23	12.66	12.79	12.92
Investment operations: Investment income — net[1]		.60	.57	.52	.48	.49
	Net realized and unrealized gain (loss)
	on investments	.15	.04	(.38)	(.07)	.21
Total from investment operations		.75	.61	.14	.41	.70
Distributions:	Dividends from investment income — net	(.61)	(.60)	(.57)	(.54)	(.56)
	Dividends from net realized gain
	on investments	—	—	—	—	(.27)
Total distributions		(.61)	(.60)	(.57)	(.54)	(.83)
Net asset value, end of period		12.38	12.24	12.23	12.66	12.79
Total Return (%)		6.17	5.06	1.20	3.30	5.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.56	.56	.56	.56
Ratio of net expenses to average net assets		.55[2]	.56[2]	.56[2]	.56	.56[2]
Ratio of net investment income to average net assets		4.78	4.67	4.27	3.81	3.79
Portfolio turnover rate		60.76	134.49	104.53[3]	151.34[3]	133.00[3]

Net assets, end of period ($ x 1,000)		995,421	944,416	885,994	839,804	819,664

[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.
[3] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2006, 2005 and 2004, were 101.12%, 104.24% and
106.10%, respectively.

				Investor shares

			Year Ended August 31,
BNY Mellon Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.21	12.21	12.63	12.77	12.90
Investment operations: Investment income — net[1]		.56	.53	.49	.45	.50
	Net realized and unrealized gain (loss)
	on investments	.16	.04	(.37)	(.08)	.17
Total from investment operations		.72	.57	.12	.37	.67
Distributions:	Dividends from investment income — net	(.57)	(.57)	(.54)	(.51)	(.53)
	Dividends from net realized gain
	on investments	—	—	—	—	(.27)
Total distributions		(.57)	(.57)	(.54)	(.51)	(.80)
Net asset value, end of period		12.36	12.21	12.21	12.63	12.77
Total Return (%)		5.81	4.82	1.01	2.98	5.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.80	.81	.80	.81	.81
Ratio of net expenses to average net assets		.80[2]	.81[2]	.80[2]	.81	.81[2]
Ratio of net investment income to average net assets		4.52	4.42	4.02	3.56	3.52
Portfolio turnover rate		60.76	134.49	104.53[3]	151.34[3]	133.00[3]

Net assets, end of period ($ x 1,000)		3,472	4,621	3,319	2,704	3,068
[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.
[3] The portfolio turnover rate excluding mortgage dollar roll transactions for the periods ended August 31, 2006, 2005 and 2004, were 101.12%, 104.24% and
106.10%, respectively.

				Class M shares

			Year Ended August 31,

	BNY Mellon Intermediate Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.19	12.14	12.47	12.77	12.97
	Investment operations: Investment income — net[1]	.55	.53	.46	.41	.42
	Net realized and unrealized gain (loss)
	on investments	.21	.09	(.26)	(.22)	.14
	Total from investment operations	.76	.62	.20	.19	.56
Distributions:	Dividends from investment income — net	(.58)	(.57)	(.53)	(.49)	(.52)
	Dividends from net realized gain
	on investments	—	—	—	—	(.24)
Total distributions		(.58)	(.57)	(.53)	(.49)	(.76)
	Net asset value, end of period	12.37	12.19	12.14	12.47	12.77
Total Return (%)		6.19	5.22	1.69	1.53	4.45
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.55	.56	.56	.57	.57
	Ratio of net expenses to average net assets	.55[2]	.56	.56	.57	.57[2]
	Ratio of net investment income to average net assets	4.43	4.36	3.79	3.23	3.26
	Portfolio turnover rate	53.28	84.24	86.50	112.51[3]	109.19

	Net assets, end of period ($ x 1,000)	785,841	725,064	656,120	569,233	524,590

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.
[3] The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended August 31, 2005 was 111.52%.

				Investor shares

			Year Ended August 31,
	BNY Mellon Intermediate Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.19	12.14	12.47	12.77	13.02
	Investment operations: Investment income — net[1]	.53	.48	.43	.37	.55
	Net realized and unrealized gain (loss)
	on investments	.18	.11	(.26)	(.21)	(.07)[2]
	Total from investment operations	.71	.59	.17	.16	.48
Distributions:	Dividends from investment income — net	(.54)	(.54)	(.50)	(.46)	(.49)
	Dividends from net realized gain
	on investments	—	—	—	—	(.24)
Total distributions		(.54)	(.54)	(.50)	(.46)	(.73)
	Net asset value, end of period	12.36	12.19	12.14	12.47	12.77
Total Return (%)		5.91	4.96	1.43	1.30	3.88
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.80	.81	.81	.81	.82
	Ratio of net expenses to average net assets	.80[3]	.81	.81	.81	.82[3]
	Ratio of net investment income to average net assets	4.19	4.10	3.55	3.00	3.01
	Portfolio turnover rate	53.28	84.24	86.50	112.51[4]	109.19

	Net assets, end of period ($ x 1,000)	1,616	1,931	681	547	455
	[1] Based on average shares outstanding at each month end.
2 In addition to the net realized and unrealized gain on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances
	and redemptions of shares in relation to fluctuating market values for the fund’s investments.
	[3] Expense waivers and/or reimbursements amounted to less than .01%.
[4] The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended August 31, 2005 was 111.52%.

Financial Highlights 119

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,
	BNY Mellon Short-Term U.S. Government Securities Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.02	11.99	12.14	12.47	12.70
	Investment operations: Investment income — net[1]	.46	.56	.39	.28	.25
	Net realized and unrealized gain (loss)
	on investments	.23	.03	(.06)	(.16)	(.01)
	Total from investment operations	.69	.59	.33	.12	.24
Distributions:	Dividends from investment income — net	(.52)	(.56)	(.48)	(.45)	(.45)
	Dividends from net realized gain
	on investments	—	—	—	—	(.02)
Total distributions		(.52)	(.56)	(.48)	(.45)	(.47)
	Net asset value, end of period	12.19	12.02	11.99	12.14	12.47
Total Return (%)		5.83	5.05	2.78	1.00	1.97
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.55	.55	.54	.55	.55
	Ratio of net expenses to average net assets	.55[2]	.55	.54	.55[2]	.55[2]
	Ratio of net investment income to average net assets	3.79	4.65	3.24	2.25	1.97
	Portfolio turnover rate	84.77	127.30	85.97	69.11	44.76

	Net assets, end of period ($ x 1,000)	133,857	128,628	131,885	161,963	176,301
	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
	BNY Mellon Short-Term U.S. Government Securities Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.02	12.00	12.14	12.47	12.73
	Investment operations: Investment income — net[1]	.45	.49	.41	.23	.37
	Net realized and unrealized gain (loss)
	on investments	.22	.06	(.10)	(.14)	(.19)
	Total from investment operations	.67	.55	.31	.09	.18
Distributions:	Dividends from investment income — net	(.49)	(.53)	(.45)	(.42)	(.42)
	Dividends from net realized gain
	on investments	—	—	—	—	(.02)
Total distributions		(.49)	(.53)	(.45)	(.42)	(.44)
	Net asset value, end of period	12.20	12.02	12.00	12.14	12.47
Total Return (%)		5.55	4.67	2.62	.78	1.46
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.79	.80	.77	.81	.78
	Ratio of net expenses to average net assets	.79[2]	.80	.77	.81[2]	.78[2]
	Ratio of net investment income to average net assets	3.61	4.51	3.25	1.99	1.74
	Portfolio turnover rate	84.77	127.30	85.97	69.11	44.76

	Net assets, end of period ($ x 1,000)	94	140	281	20	11

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Class M shares

			Year Ended August 31,
	BNY Mellon National Intermediate Municipal Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.81	13.01	13.25	13.34	13.09
	Investment operations: Investment income — net[1]	.52	.50	.50	.50	.51
	Net realized and unrealized gain (loss)
	on investments	.02	(.20)	(.16)	(.03)	.29
	Total from investment operations	.54	.30	.34	.47	.80
Distributions:	Dividends from investment income — net	(.51)	(.50)	(.50)	(.50)	(.51)
	Dividends from net realized gain
	on investments	—	—	(.08)	(.06)	(.04)
Total distributions		(.51)	(.50)	(.58)	(.56)	(.55)
	Net asset value, end of period	12.84	12.81	13.01	13.25	13.34
Total Return (%)		4.32	2.36	2.64	3.62	6.22
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.51	.51	.51	.52	.52
	Ratio of net expenses to average net assets	.51[2]	.51[2]	.51[2]	.52	.52[2]
	Ratio of net investment income to average net assets	4.01	3.90	3.87	3.80	3.84
	Portfolio turnover rate	49.50	27.18	28.19	42.72	53.26

	Net assets, end of period ($ x 1,000)	1,045,019	944,909	807,634	732,711	646,793

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
	BNY Mellon National Intermediate Municipal Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.80	13.00	13.23	13.33	13.08
	Investment operations: Investment income — net[1]	.48	.47	.47	.47	.48
	Net realized and unrealized gain (loss)
	on investments	.03	(.20)	(.15)	(.04)	.29
	Total from investment operations	.51	.27	.32	.43	.77
Distributions:	Dividends from investment income — net	(.48)	(.47)	(.47)	(.47)	(.48)
	Dividends from net realized gain
	on investments	—	—	(.08)	(.06)	(.04)
Total distributions		(.48)	(.47)	(.55)	(.53)	(.52)
	Net asset value, end of period	12.83	12.80	13.00	13.23	13.33
Total Return (%)		4.06	2.11	2.47	3.28	6.04
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.76	.76	.76	.77	.77
	Ratio of net expenses to average net assets	.76[2]	.76[2]	.76[2]	.77	.77[2]
	Ratio of net investment income to average net assets	3.77	3.65	3.62	3.56	3.60
	Portfolio turnover rate	49.50	27.18	28.19	42.72	53.26

	Net assets, end of period ($ x 1,000)	21,668	25,262	27,084	27,409	30,164

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights 121

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.59	12.59	12.63	12.81	12.86
Investment operations: Investment income — net[1]		.41	.40	.33	.29	.29
	Net realized and unrealized gain (loss)
	on investments	.10	—	(.04)	(.18)	(.05)
Total from investment operations		.51	.40	.29	.11	.24
Distributions:	Dividends from investment income — net	(.41)	(.40)	(.33)	(.29)	(.29)
Net asset value, end of period		12.69	12.59	12.59	12.63	12.81
Total Return (%)		4.09	3.21	2.36	.91	2.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.54	.55	.53	.54	.53
Ratio of expenses to average net assets		.54[2]	.54	.53[2]	.53	.53
Ratio of net investment income to average net assets		3.23	3.14	2.65	2.31	2.28
Portfolio turnover rate		22.93	33.74	49.94	40.92	28.12

Net assets, end of period ($ x 1,000)		168,243	145,395	160,551	207,063	221,600

[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.58	12.58	12.62	12.79	12.84
Investment operations: Investment income — net[1]		.38	.37	.31	.27	.29
	Net realized and unrealized gain (loss)
	on investments	.10	(.01)	(.05)	(.18)	(.07)
Total from investment operations		.48	.36	.26	.09	.22
Distributions:	Dividends from investment income — net	(.38)	(.36)	(.30)	(.26)	(.27)
Net asset value, end of period		12.68	12.58	12.58	12.62	12.79
Total Return (%)		3.83	2.95	2.10	.73	1.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.80	.80	.79	.79	.79
Ratio of net expenses to average net assets		.80[2]	.80[2]	.79[2]	.78	.79
Ratio of net investment income to average net assets		2.99	2.94	2.47	2.06	2.08
Portfolio turnover rate		22.93	33.74	49.94	40.92	28.12

Net assets, end of period ($ x 1,000)		662	635	277	150	94
[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Class M shares

			Year Ended August 31,
	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.43	12.66	12.92	13.13	12.95
	Investment operations: Investment income — net[1]	.48	.48	.48	.49	.50
	Net realized and unrealized gain (loss)
	on investments	(.06)	(.20)	(.18)	(.13)	.21
	Total from investment operations	.42	.28	.30	.36	.71
Distributions:	Dividends from investment income — net	(.48)	(.48)	(.48)	(.49)	(.50)
	Dividends from net realized gain
	on investments	(.02)	(.03)	(.08)	(.08)	(.03)
Total distributions		(.50)	(.51)	(.56)	(.57)	(.53)
	Net asset value, end of period	12.35	12.43	12.66	12.92	13.13
Total Return (%)		3.43	2.23	2.41	2.84	5.60
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.66	.66	.66	.66	.66
	Ratio of net expenses to average net assets	.66[2]	.66[2]	.66[2]	.66	.66
	Ratio of net investment income to average net assets	3.87	3.83	3.81	3.78	3.82
	Portfolio turnover rate	10.14	20.18	13.80	23.88	18.87

	Net assets, end of period ($ x 1,000)	566,767	610,618	646,610	656,901	681,295

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.41	12.65	12.91	13.13	12.95
	Investment operations: Investment income — net[1]	.46	.45	.46	.45	.47
	Net realized and unrealized gain (loss)
	on investments	(.07)	(.21)	(.19)	(.13)	.21
	Total from investment operations	.39	.24	.27	.32	.68
Distributions:	Dividends from investment income — net	(.45)	(.45)	(.45)	(.46)	(.47)
	Dividends from net realized gain
	on investments	(.02)	(.03)	(.08)	(.08)	(.03)
Total distributions		(.47)	(.48)	(.53)	(.54)	(.50)
	Net asset value, end of period	12.33	12.41	12.65	12.91	13.13
Total Return (%)		3.17	1.89	2.15	2.50	5.41
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.91	.91	.91	.91	.92
	Ratio of net expenses to average net assets	.91[2]	.91[2]	.91[2]	.91	.92
	Ratio of net investment income to average net assets	3.63	3.59	3.57	3.50	3.56
	Portfolio turnover rate	10.14	20.18	13.80	23.88	18.87

	Net assets, end of period ($ x 1,000)	1,442	1,295	3,586	4,561	2,741

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.



Financial Highlights 123

FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.42	12.58	12.75	12.81	12.59
Investment operations: Investment income — net[1]		.47	.47	.47	.47	.48
	Net realized and unrealized gain (loss)
	on investments	.14	(.16)	(.14)	(.06)	.22
Total from investment operations		.61	.31	.33	.41	.70
Distributions:	Dividends from investment income — net	(.46)	(.47)	(.47)	(.47)	(.48)
	Dividends from net realized gain on investments	—	—	(.03)	—	—
Total distributions		(.46)	(.47)	(.50)	(.47)	(.48)
Net asset value, end of period		12.57	12.42	12.58	12.75	12.81
Total Return (%)		5.02	2.47	2.65	3.25	5.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.52	.53	.54	.54	.55
Ratio of net expenses to average net assets		.52[2]	.50	.50	.50	.50
Ratio of net investment income to average net assets		3.71	3.72	3.73	3.67	3.74
Portfolio turnover rate		8.75	18.85	20.57	32.16	27.26
Net assets, end of period ($ x 1,000)		374,115	342,583	299,263	228,239	197,140

[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.42	12.58	12.75	12.80	12.59
Investment operations: Investment income — net[1]		.44	.44	.44	.44	.45
	Net realized and unrealized gain (loss)
on investments		.14	(.16)	(.14)	(.05)	.21
Total from investment operations		.58	.28	.30	.39	.66
Distributions:	Dividends from investment income — net	(.43)	(.44)	(.44)	(.44)	(.45)
	Dividends from net realized gain on investments	—	—	(.03)	—	—
Total distributions		(.43)	(.44)	(.47)	(.44)	(.45)
Net asset value, end of period		12.57	12.42	12.58	12.75	12.80
Total Return (%)		4.76	2.21	2.40	3.07	5.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.77	.78	.79	.79	.80
Ratio of net expenses to average net assets		.77[2]	.75	.75	.75	.75
Ratio of net investment income to average net assets		3.47	3.48	3.49	3.43	3.50
Portfolio turnover rate		8.75	18.85	20.57	32.16	27.26
Net assets, end of period ($ x 1,000)		8,574	9,024	9,854	10,371	11,698

[1] Based on average shares outstanding at each month end.
[2] Expense waivers and/or reimbursements amounted to less than .01%.
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BNY Mellon Municipal Opportunities Fund

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Since the fund commenced operations after August 31, 2008, financial highlights information is not available for the fund.

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Financial Highlights 125

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FINANCIAL HIGHLIGHTS (continued)

				Class M shares

			Year Ended August 31,
	BNY Mellon Balanced Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.91	13.17	12.79	11.56	10.79
	Investment operations: Investment income — net[1]	.30	.29	.27	.22	.20
	Net realized and unrealized gain (loss)
	on investments	(.73)	1.21	.64	1.25	.78
	Total from investment operations	(.43)	1.50	.91	1.47	.98
Distributions:	Dividends from investment income — net	(.36)	(.32)	(.30)	(.24)	(.21)
	Dividends from net realized gain
	on investments	(1.19)	(1.44)	(.23)	—	—
Total distributions		(1.55)	(1.76)	(.53)	(.24)	(.21)
	Net asset value, end of period	10.93	12.91	13.17	12.79	11.56
Total Return (%)		(3.99)	12.09	7.22	12.78	9.13
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.58	.58	.60	.58	.59
	Ratio of net expenses to average net assets	.58[2]	.58[2]	.60	.58	.59[2]
	Ratio of net investment income to average net assets	2.51	2.26	2.10	1.81	1.77
	Portfolio turnover rate[3]	51.92	89.78	64.43	62.64	61.77

	Net assets, end of period ($ x 1,000)	317,545	358,068	342,110	351,525	342,326

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.
[3] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2008,August 31, 2007,August 31, 2006,
August 31, 2005 and August 31, 2004, were 51.44%, 75.75%, 61.53%, 45.79% and 55.45%, respectively.

				Investor shares

			Year Ended August 31,

	BNY Mellon Balanced Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
	Net asset value, beginning of period	12.96	13.21	12.83	11.57	10.79
	Investment operations: Investment income — net[1]	.27	.26	.24	.18	.17
	Net realized and unrealized gain (loss)
	on investments	(.74)	1.21	.63	1.26	.77
	Total from investment operations	(.47)	1.47	.87	1.44	.94
Distributions:	Dividends from investment income — net	(.32)	(.28)	(.26)	(.18)	(.16)
	Dividends from net realized gain
	on investments	(1.19)	(1.44)	(.23)	—	—
Total distributions		(1.51)	(1.72)	(.49)	(.18)	(.16)
	Net asset value, end of period	10.98	12.96	13.21	12.83	11.57
Total Return (%)		(4.29)	11.73	6.93	12.55	8.76
	Ratios/Supplemental Data (%):
	Ratio of total expenses to average net assets	.81	.86	.85	.85	.85
	Ratio of net expenses to average net assets	.81[2]	.86[2]	.85	.85	.85[2]
	Ratio of net investment income to average net assets	2.28	1.98	1.86	1.45	1.45
	Portfolio turnover rate[3]	51.92	89.78	64.43	62.64	61.77

	Net assets, end of period ($ x 1,000)	4,812	4,274	3,727	1,848	665

	[1] Based on average shares outstanding at each month end.
	[2] Expense waivers and/or reimbursements amounted to less than .01%.
[3] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2008,August 31, 2007,August 31, 2006,
August 31, 2005 and August 31, 2004, were 51.44%, 75.75%, 61.53%, 45.79% and 55.45%, respectively.
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				Class M shares

			Year Ended August 31,

BNY Mellon Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.037	.050	.043	.023	.008
Distributions:	Dividends from investment income — net	(.037)	(.050)	(.043)	(.023)	(.008)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		3.72	5.16	4.35	2.30	.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.30	.30	.31	.31	.33
Ratio of net expenses to average net assets		.30[1]	.30[1]	.31	.31	.33
Ratio of net investment income to average net assets		3.53	5.04	4.29	2.36	.82
Net assets, end of period ($ x 1,000)		1,175,866	843,242	754,727	678,569	471,723

[1] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,

BNY Mellon Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.034	.048	.040	.020	.006
Distributions:	Dividends from investment income — net	(.034)	(.048)	(.040)	(.020)	(.006)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		3.47	4.89	4.09	2.05	.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.55	.56	.57	.64
Ratio of net expenses to average net assets		.55[1]	.55[1]	.56	.57	.64
Ratio of net investment income to average net assets		3.39	4.80	4.09	2.20	.79
Net assets, end of period ($ x 1,000)		1,588	1,354	890	640	213

[1] Expense waivers and/or reimbursements amounted to less than .01%.
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Financial Highlights 127

FINANCIAL HIGHLIGHTS (continued)

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				Class M shares

			Year Ended August 31,

BNY Mellon National Municipal Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment Operations:	Investment income — net	.024	.033	.028	.017	.007
Distributions:	Dividends from investment income — net	(.024)	(.033)	(.028)	(.017)	(.007)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.39	3.40	2.88	1.68	.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.31	.30	.32	.32	.33
Ratio of net expenses to average net assets		.28	.30[1]	.31	.32[1]	.33
Ratio of net investment income to average net assets		2.24	3.35	2.86	1.68	.71
Net assets, end of period ($ x 1,000)		1,629,931	940,257	734,525	613,375	488,926

[1] Expense waivers and/or reimbursements amounted to less than .01%.

				Investor shares

			Year Ended August 31,

BNY Mellon National Municipal Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.021	.031	.026	.014	.005
Distributions:	Dividends from investment income — net	(.021)	(.031)	(.026)	(.014)	(.005)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.13	3.15	2.62	1.43	.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.56	.56	.57	.58	.60
Ratio of net expenses to average net assets		.53	.55	.57	.57	.60
Ratio of net investment income to average net assets		2.05	3.16	2.60	1.38	.58
Net assets, end of period ($ x 1,000)		1	1	1	1	1
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Your Investment

ACCOUNT POLICIES AND SERVICES

Buying shares

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Each fund is offering its Class M shares and Investor shares in this prospectus. Class M shares are generally offered only to Wealth Management Clients. In addition, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as “sweep vehicles” for cash held in Qualified Accounts. Any such investments must be in the respective fund’s Class M shares. Class M shares owned by Wealth Management Clients will be held in omnibus accounts, or separate accounts, with the funds’ transfer agent (BNY Mellon Fund Accounts). Investor shares are generally offered only to Individual Clients, BNY Mellon Wealth Advisors Brokerage Clients and Qualified Employee Benefit Plans, except that Individual Clients of a fund on July 10, 2001 will continue to be eligible to purchase Class M shares of that fund for their then-existing accounts. Fund shares owned by Individual Clients will be held in separate accounts (Individual Accounts). Fund shares owned by BNY Mellon Wealth Advisors Brokerage Clients also will be held in separate accounts (BNY Mellon Wealth Advisors Brokerage Accounts). Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor (Qualified Employee Benefit Plan Accounts) and records relating to these accounts generally will not be maintained by Dreyfus, The Bank of NewYork Mellon or their affiliates.

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Wealth Management Clients may transfer Class M shares from a BNY Mellon Fund Account to other existing Wealth Management Clients for their BNY Mellon Fund Accounts.Wealth Management Clients also may transfer shares from a BNY Mellon Fund Account to an Individual Account or a BNY Mellon Wealth Advisors Brokerage Account. Before any such transfer (other than a transfer to Individual Clients of a fund as of July 10, 2001 for their then-existing accounts), the Wealth Management Client’s Class M shares will be converted into Investor shares of equivalent value (at the time of conversion) and,according-ly, the Individual Client or BNY Mellon Wealth

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Advisors Brokerage Client will receive Investor shares. Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares may do so only by establishing Individual Accounts or BNY Mellon Wealth Advisors Brokerage Accounts, and their Class M shares generally will be converted into Investor shares.The conversion of such shareholder’s Class M shares into Investor shares will be at the equivalent net asset value of each class at the time of the conversion. Individual Clients and BNY Mellon Wealth Advisors Brokerage Clients in the Investor class of a fund who make subsequent investments in that fund will receive Investor shares of that fund. Holders of Investor shares of a fund at the time they become Wealth Management Clients (“Converting Investor Shareholders”) generally may request to have their Investor shares converted into Class M shares of the fund. The conversion of such shareholder’s Investor shares into Class M shares will be at the equivalent net asset value of each class at the time of the conversion. Converting Investor Shareholders in Class M shares of a fund who make subsequent investments in that fund will receive Class M shares of that fund. See the SAI for more information.

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You pay no sales charges to invest in either share class of any fund.Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, and as of the close of trading on the NewYork Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) for each fund other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, on days the NYSE is open for regular business. Each of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

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Your Investment 129

ACCOUNT POLICIES AND SERVICES (continued)

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Investments in debt securities generally are valued by one or more independent pricing services approved by theTrust’s board or on the basis of market quotations. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the Trust’s board. Fair value of investments may be determined by theTrust’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

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Investments in money market securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, such securities are valued at their acquisition cost and adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for money market funds, such as BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, to be able to price their shares at $1.00 per share.

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Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund. The effect on NAV may be more pronounced for BNY Mellon Emerging Markets Fund and BNY Mellon International Fund, which invest primarily in foreign securities.

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Investments in foreign securities, small-capitalization equity securities, certain municipal bonds and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to a fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of a fund’s NAV by short-term traders. While the funds have a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment —Account Policies and Services — General Policies” for further information about the funds’ frequent trading policy.

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Because BNY Mellon National Intermediate Municipal Bond Fund,BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon National Municipal Money Market Fund seek tax-exempt income, they are not recommended for purchase by qualified retirement plans or other tax-advantaged accounts.

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Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds (or selling the shares in the case of the money market funds) for up to eight business days following the purchase of those shares
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  the fund will not honor redemption checks or process wire, telephone or TeleTransfer redemp- tion requests for up to eight business days follow- ing the purchase of those shares
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Purchases, redemptions and exchanges through BNY Mellon Fund Accounts and BNY Mellon Wealth Advisors Brokerage Accounts

Persons who hold fund shares through BNY Mellon Fund Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Purchases, redemptions and exchanges through Qualified Employee Benefit Plan Accounts

Persons who hold fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Purchases and redemptions through Individual Accounts

Purchasing shares

Individual Accounts generally may be opened only by the transfer of fund shares from a BNY Mellon Fund Account, by Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares, or by exchange from Individual Accounts holding other BNY Mellon funds as described below under “Individual Account services and policies – Exchange privilege.” The minimum initial investment in a fund through an Individual Account is $10,000, and the minimum for subsequent investments is $100. You may purchase additional shares for an Individual Account by mail, wire, electronic check or TeleTransfer, or automatically.

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Mail. To purchase additional shares by mail, fill out an investment slip and send the slip and a check with your account number written on it to:

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Name of Fund BNY Mellon Funds P.O. Box 55268, Boston, MA 02205-8502
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Make checks payable to: BNY Mellon Funds.

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Wire. To purchase additional shares by wire, have your bank send your investment to The Bank of NewYork Mellon, with these instructions:

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  ABA# 011001234
  DDA# 00-0388
  the fund name
  the share class
  your account number
  name(s) of investor(s)
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Your Investment 131

ACCOUNT POLICIES AND SERVICES (continued)

Electronic check. To purchase additional shares by electronic check, which will transfer money out of your bank account, follow the instructions for purchases by wire, but insert “569” before your 14-digit account number. Your transaction is entered automatically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

TeleTransfer.To purchase additional shares through TeleTransfer call 1-800-645-6561 (outside the U.S. 516-794-5452) to request your transaction.

Automatically. Call us at 1-800-645-6561 to request a form to add any automatic investing service. Complete and return the forms along with any other required materials. These services are available only for holders of Individual Accounts. See “Individual Account services and policies.”

IRAs. For information on how to purchase additional shares for IRA accounts, call 1-800-645-6561, consult your financial representative, or refer to the SAI.

Selling (redeeming) shares

You may sell (redeem) shares in writing, or by telephone, wire or TeleTransfer, or automatically.

Written sell orders. Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

In writing or by check. You may sell (redeem) shares by writing a letter of instruction and, for the funds specified below under “Individual Account services and policies — Checkwriting Privilege” only, by writing a redemption check. The letter of instruction and redemption check should include the following information:

  your name(s) and signatures(s)
  your account number
  the fund name
  the share class
  the dollar amount you want to sell
  how and where to send the proceeds
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Obtain a signature guarantee or other documentation, if required. Mail your request to:

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BNY Mellon Funds P.O. Box 55268 Boston, MA 02205-8502
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Telephone. Unless you have declined telephone privileges on your account application, you may also redeem your shares by telephone (maximum $250,000 per day) by calling 1-800-645-6561 (outside the U.S. 516-794-5452). A check will be mailed to your address of record.

Wire or TeleTransfer. To sell (redeem) shares by wire or TeleTransfer (minimum $1,000 and $500, respectively; maximum $500,000 for joint accounts every 30 days), call 1-800-645-6561 (outside the U.S. 516-794-5452) to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by wire for wire redemptions and by electronic check for TeleTransfer redemptions.

IRAs. For information on how to sell (redeem) shares held in IRA accounts, call 1-800-645-6561, consult your financial representative, or refer to the SAI.

Individual Account services and policies

The services and privileges described in this section are available only to holders of Individual Accounts.

Automatic services. Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application or by calling 1-800-645-6561.

For investing

Automatic	For making automatic investments
Asset Builder	from a designated bank account.

Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

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Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one BNY Mellon fund into another
(not available for IRAs).

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For exchanging shares

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Auto-Exchange	For making regular exchanges
Privilege	from one BNY Mellon fund into
another.

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For selling shares

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Automatic	For making regular withdrawals
Withdrawal Plan	from most BNY Mellon funds.
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Checkwriting privilege. (Fixed-Income Funds and Money Market Funds only). Holders of Individual Accounts in BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may sell (redeem) shares by check.You may write redemption checks against your fund account in amounts of $500 or more.These checks are free. However, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

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Exchange privilege. You generally can exchange shares of a class of a BNY Mellon fund worth $500 or more into shares of the same class of any other BNY Mellon fund. However, each fund account, including those established through exchanges, must meet the minimum account balance requirement of $10,000.You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

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Your Investment 133

ACCOUNT POLICIES AND SERVICES (continued)

General policies

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Unless you decline teleservice privileges on your application, the funds’ transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

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The funds (other than the money market funds) are designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the investment adviser and the Trust’s board have adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the funds or their operations. The investment adviser and the funds will not enter into arrangements with any person or group to permit frequent trading.

Each fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser’s view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, a fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

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Transactions made through Automatic Investment Plans,Automatic Withdrawal Plans,Auto-Exchange Privileges, automatic non-discretionary rebalancing programs and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

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The investment adviser monitors selected transactions to identify frequent trading.When its surveillance systems identify multiple roundtrips, the investment adviser evaluates trading activity in the account for evidence of frequent trading. The investment adviser considers the investor’s trading history in other accounts under common ownership or control, in Dreyfus Funds, and, if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the investment adviser seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the investment adviser seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the investment adviser concludes the account is likely to engage in frequent trading, the investment adviser may cancel or revoke the purchase or exchange on the following business day. The investment adviser may also temporarily or permanently bar such investor’s future purchases into a fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the investment adviser may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

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The funds’ shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The investment adviser’s ability to monitor the

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trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide the investment adviser, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If the investment adviser determines that any such investor has engaged in frequent trading of fund shares, the investment adviser may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

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Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

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To the extent a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage).This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that a fund significantly invests in thinly traded small-capitalization equity securities or municipal bonds, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the funds’ frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

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Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although the investment adviser discourages excessive trading and other abusive trading practices, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund (collectively, Money Market Funds) have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of shares of the Money Market Funds.The investment adviser also believes that money market funds, such as the Money Market Funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a Money Market Fund’s shares could increase the Money Market Fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the Money Market Fund’s portfolio, which could detract from the Money Market Fund’s performance. Accordingly, each Money Market Fund reserves the right to refuse any purchase or exchange request.

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Each Money Market Fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Your Investment 135

DISTRIBUTIONS AND TAXES

Each fund usually pays its shareholders dividends, if any, from its net investment income as follows:

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Fund	Dividend payment frequency

BNY Mellon Large Cap Stock Fund	Monthly
BNY Mellon Income Stock Fund	Monthly
BNY Mellon Mid Cap Stock Fund	Annually
BNY Mellon Small Cap Stock Fund	Annually
BNY Mellon U.S. Core Equity 130/30 Fund	Annually
BNY Mellon International Fund	Annually
BNY Mellon Emerging Markets Fund	Annually
BNY Mellon Bond Fund	Monthly
BNY Mellon Intermediate Bond Fund	Monthly
BNY Mellon Short-Term U.S. Government Securities Fund	Monthly
BNY Mellon National Intermediate Municipal Bond Fund	Monthly
BNY Mellon National Short-Term Municipal Bond Fund	Monthly
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Monthly
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Monthly
BNY Mellon Municipal Opportunities Fund	Monthly
BNY Mellon Balanced Fund	Monthly
BNY Mellon Money Market Fund	Monthly
BNY Mellon National Municipal Money Market Fund	Monthly
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Each fund generally distributes any net capital
gains it has realized once a year. Each share class will
generate a different dividend because each has dif-
ferent expenses. For Individual Accounts, dividends
and other distributions will be reinvested in fund
shares unless you instruct the fund otherwise. For
information on reinvestment of dividends and other
distributions on BNY Mellon Fund Accounts or
BNY Mellon Wealth Advisors Brokerage Accounts,
contact your account officer or financial advisor,
respectively. There are no fees or sales charges on
reinvestments.
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Distributions paid by a fund (except to the extent attributable to tax-exempt income) are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

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BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund anticipate that virtually all dividends paid to you will be exempt from federal and Pennsylvania personal income taxes in the case of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and Massachusetts personal income taxes in the case of BNY Mellon Massachusetts Intermediate Municipal Bond Fund. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

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For Pennsylvania and Massachusetts personal income tax purposes, distributions derived from interest on municipal securities of Pennsylvania and Massachusetts issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania and Massachusetts state personal income taxes, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax pur-poses.A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 137

For More Information

BNY Mellon Large Cap Stock Fund

BNY Mellon Income Stock Fund

BNY Mellon Mid Cap Stock Fund

BNY Mellon Small Cap Stock Fund

BNY Mellon U.S. Core Equity 130/30 Fund

BNY Mellon International Fund

BNY Mellon Emerging Markets Fund

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Short-Term U.S. Government
Securities Fund

BNY Mellon National Intermediate
Municipal Bond Fund

BNY Mellon National Short-Term Municipal Bond Fund

BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund

BNY Mellon Massachusetts Intermediate
Municipal Bond Fund

BNY Mellon Municipal Opportunities Fund

BNY Mellon Balanced Fund

BNY Mellon Money Market Fund

BNY Mellon National Municipal Money Market Fund

Series of BNY Mellon Funds Trust SEC file number: 811-09903 To obtain information:

By telephone Wealth Management Clients, please contact your
Account Officer or call 1-888-281-7350.
BNY Mellon Wealth Advisors Brokerage Clients, please contact your financial advisor or call 1-800-830-0549-Option 2.
Individual Account holders, please call Dreyfus at 1-800-645-
6561. Participants in Qualified Employee Benefit Plans, please contact your plan sponsor or administrator or call 1-877-774-0327

By mail Wealth Management Clients, write to your
Account Officer
c/o The Bank of New York Mellon
One Mellon Bank Center
Pittsburgh, PA 15258

BNY Mellon Wealth Advisors Brokerage Clients, write to your
financial advisor
P.O. Box 9012
Hicksville, NY 11802-9012

Individual Account holders and participants in Qualified
Employee Benefit Plans, write to:
BNY Mellon Funds
P.O. Box 55268
Boston, MA 02205-8502

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee,
by visiting the SEC’s Public Reference Room in Washington, DC
(for information, call 1-202-551-8090) or by e-mail request to
publicinfo@sec.gov, or by writing to the SEC’s Public Reference
Section, Washington, DC 20549-0102.

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and fund strategies that significant ly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi annual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each equity and fixed-income fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, and each money market fund will disclose its complete schedule of portfolio holdings daily,at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings Reports. The information will be posted with a one-month lag, except for the money market funds, and will remain accessible until the Trust files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the Trust’s policies and procedures with respect to the disclosure of a fund’s portfolio securities is available in the Trust’s SAI.

© 2008 MBSC Securities Corporation

MFTP1208

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BNY Mellon Mid Cap Stock Fund BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon Massachusetts Intermediate Municipal Bond Fund
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Dreyfus Premier Shares

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PROSPECTUS December 31, 2008

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

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The Funds

BNY Mellon Mid Cap Stock Fund	2
BNY Mellon National Intermediate
Municipal Bond Fund	7
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	12
Management	17
Financial Highlights	19

Your Investment

Account Policies	22
Distributions and Taxes	28
Services for Fund Investors	29

For More Information

See back cover.
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Each fund is offering its Dreyfus Premier shares in this prospectus. Each fund’s Dreyfus Premier shares are offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

What each fund is — and isn’t

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

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An investment in a fund is not a bank deposit. It is not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the FDIC or any other government agency. It is not a complete investment program. You could lose money in a fund, but you also have the potential to make money.

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The Funds 1

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BNY Mellon Mid Cap Stock Fund  Ticker Symbol: MMSPX

GOAL/APPROACH

The fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of mid-cap domestic companies. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).

In selecting securities, the investment adviser uses computer models, along with fundamental analysis, to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its per- ceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Based on fundamental analysis, the investment adviser generally selects the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

The investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P MidCap 400.

Concepts to understand

Mid-cap companies: generally established companies that may not be as well known as larger, more established companies. The market capitalization range of companies that the fund considers to be mid-cap companies is generally that of companies included in the S&P MidCap 400 at the time of purchase. Mid-cap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

Computer models: proprietary computer models that evaluate and rank a large universe of stocks. The models screen each stock for relative attractiveness within its economic sector and industry. The investment adviser reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market conditions.

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S&P MidCap 400: an unmanaged, market-capitalization-weighted index that measures the performance of 400 medium-capitalization stocks. The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $190 million and $5.4 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

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2

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means that you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic con- ditions, changes in the general outlook for corpo- rate earnings, changes in interest or currency rates or adverse investor sentiment generally. A securi- ty’s market value also may decline because of fac- tors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Midsize company risk. Midsize companies carry additional risks because their earnings and rev- enues tend to be less predictable (and some com- panies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors.
  Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile gen- erally similar to the S&P MidCap 400, the fund is expected to hold fewer securities than the index.
  Owning fewer securities and the ability to pur- chase companies not listed in the index can cause the fund to underperform the index.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earn- ings do increase. In addition, growth stocks typi- cally lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio man- ager misgauged that worth.They also may decline in price, even though in theory they are already undervalued.
  IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities pur- chased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security pur- chased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s perfor- mance.
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BNY Mellon Mid Cap Stock Fund 3

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BNY MELLON MID CAP STOCK FUND — MAIN RISKS (continued)

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  Foreign investment risk. To the extent the fund invests in foreign securities, the fund’s perfor- mance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with invest- ments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of compre- hensive company information, political and eco- nomic instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign cur- rencies are subject to the risk that those curren- cies will decline in value relative to the U.S. dol- lar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are sub- ject to risks caused by inflation, interest rates, budget deficits and low savings rates, political fac- tors and government controls.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

4

PAST PERFORMANCE

The bar chart and table illustrate the risks of investing in the fund. The bar chart shows the performance of the fund’s Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.The table compares the performance of the fund’s Dreyfus Premier shares over time to that of the S&P MidCap 400. The performance figures in the table reflect the CDSC applicable to Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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All returns assume reinvestment of dividends (before and after taxes) and distributions.The fund’s past performance is no guarantee of future results.

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Year-by-year total returns as of 12/31 each year (%)

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Dreyfus Premier shares

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Best Quarter:	Q2 ’03	+15.37%
Worst Quarter:	Q1 ’03	-4.43%
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The year-to-date total return of the fund’s Dreyfus Premier shares as of 9/30/08 was -21.10% .

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Average annual total returns as of 12/31/07

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			Since
			inception
	1 Year	5 Years	(9/6/02)

Dreyfus
Premier shares
returns before taxes	9.72%	16.45%	14.24%

Dreyfus
Premier shares
returns after taxes
on distributions	6.52%	14.54%	12.49%

Dreyfus
Premier shares
returns after taxes
on distributions and
sale of fund shares	10.24%	14.23%	12.28%

S&P MidCap 400
reflects no deduction for
fees, expenses or taxes	7.98%	16.20%	14.52%*
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* For comparative purposes, the value of the index on 8/31/02 is used as the beginning value on 9/6/02.
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BNY Mellon Mid Cap Stock Fund 5

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BNY MELLON MID CAP STOCK FUND (continued)

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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Dreyfus Premier shares in the table below.

Fee table
Dreyfus Premier
shares*

Shareholder transaction fees
(fees paid from your account)
Maximum contingent deferred
sales charge (CDSC)
% of purchase or sale price, whichever is less	4.00

Annual fund operating expenses
(expenses paid from fund assets)
% of average daily net assets
Investment advisory fees	0.75
Rule 12b-1 fee	0.75
Shareholder services fee	0.25
Other expenses	0.15

Total	1.90

* Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Expense example

	1 Year	3 Years	5 Years	10 Years

Dreyfus Premier shares
with redemption	$593	$897	$1,226	$1,848**
without redemption	$193	$597	$1,026	$1,848**

** Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Dreyfus Premier shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor (which may pay third parties) for providing shareholder services to the holders of Dreyfus Premier shares.

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Other expenses: fees paid by the fund’s Dreyfus Premier shares for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

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6

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BNY Mellon National Intermediate Municipal Bond Fund Ticker Symbol: MNMBX
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GOAL/APPROACH

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.

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The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

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Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.

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Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

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Credit rating: independent rating organizations analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

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BNY Mellon National Intermediate Municipal Bond Fund 7

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BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND (continued)

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MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

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  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
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  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
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  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
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  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering the fund’s share price.
  Issuer and market risk. Changes in economic, busi- ness or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.
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  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possi- ble to initiate a transaction or liquidate a position at an advantageous time or price.
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  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
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  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable.
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8

  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
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  Leverage risk: The use of leverage, such as lending portfolio securities, entering into futures con- tracts, engaging in forward commitment transac- tions and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.
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  Non-diversification risk. The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks

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Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax.


Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

BNY Mellon National Intermediate Municipal Bond Fund 9


BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND (continued)


PAST PERFORMANCE


The bar chart and table illustrate the risks of investing in the fund.The bar chart shows the performance of the fund’s Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower. The table compares the performance of the fund’s Dreyfus Premier shares over time to that of the Merrill Lynch 2-17 Year Municipal Bond Index, a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range, and the Barclays Capital 7-Year Municipal Bond Index, a broad-based, unmanaged total return performance benchmark of investment grade municipal bonds maturing in the 6- to 8-year range. The performance figures in the table reflect the CDSC applicable to Dreyfus Premier shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results.


Year-by-year total returns as of 12/31 each year (%)


Dreyfus Premier shares

Best Quarter:	Q3 ’04	+3.11%
Worst Quarter:	Q2 ’04	-2.01%

The year-to-date total return of the fund’s Dreyfus Premier shares as of 9/30/08 was -2.73% .


Average annual total returns as of 12/31/07

			Since
			inception
	1 Year	5 Years	(10/11/02)

Dreyfus
Premier shares
returns before taxes	-0.29%	2.76%	2.81%

Dreyfus
Premier shares
returns after taxes
on distributions	-0.29%	2.71%	2.74%

Dreyfus
Premier shares
returns after taxes
on distributions and
sale of fund shares	0.94%	2.80%	2.82%

Merrill Lynch
2-17 Year Municipal
Bond Index
reflects no deduction for
fees, expenses or taxes	4.63%	4.13%	3.89%*

Barclays Capital
7-Year Municipal
Bond Index†
reflects no deduction for
fees, expenses or taxes	5.06%	3.86%	3.73%*

* For comparative purposes, the value of the index on 9/30/02 is used as the beginning value on 10/11/02.

† In future prospectuses, the fund’s performance will no longer be com-
pared to the Barclays Capital 7-Year Municipal Bond Index because the Merrill Lynch 2-17 Year Municipal Bond Index is more reflective of the fund’s portfolio maturity profile.

10

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Dreyfus Premier shares in the table below.

Fee table
Dreyfus Premier
shares*

Shareholder transaction fees
(fees paid from your account)
Maximum contingent deferred
sales charge (CDSC)
% of purchase or sale price, whichever is less	3.00

Annual fund operating expenses
(expenses paid from fund assets)
% of average daily net assets
Investment advisory fees	0.35
Rule 12b-1 fee	0.50
Shareholder services fee	0.25
Other expenses	0.16

Total	1.26

* Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Expense example

	1 Year	3 Years	5 Years	10 Years

Dreyfus Premier shares
with redemption	$428	$600	$792	$1,258**
without redemption	$128	$400	$692	$1,258**

** Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over
time. It uses the same hypothetical conditions other funds
use in their prospectuses: $10,000 initial investment, 5%
total return each year and no changes in expenses.
Because actual returns and expenses will be different, the
example is for comparison only.

Concepts to understand

Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Dreyfus Premier shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor (which may pay third parties) for providing shareholder services to the holders of Dreyfus Premier shares.


Other expenses: fees paid by the fund’s Dreyfus Premier shares for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.


BNY Mellon National Intermediate Municipal Bond Fund 11


BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Ticker Symbol: MMBPX

GOAL/APPROACH

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions.The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts personal income tax, and in taxable bonds.

The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a “call date”) as maturing on the call date rather than on its stated maturity date.


The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.


Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Average effective portfolio maturity: an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.


Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. Generally, the longer a bond’s duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.


Credit rating: independent rating organizations analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.


12

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means that you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other fac- tors include the general conditions of the munic- ipal bond market, the size of the particular offer- ing, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds and other fixed-income securities tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some municipal bonds and other fixed- income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable issues” are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering the fund’s share price.
  State-specific risk. Massachusetts’ economy and the revenues underlying its municipal bonds may decline, meaning that the ability of the issuer to make timely principal and interest payments may be reduced. Investing primarily in a single state makes the fund’s portfolio securities more sensi- tive to risks specific to the state and may magni- fy other risks.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possi- ble to initiate a transaction or liquidate a position at an advantageous time or price.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sec- tors.
  Tax risk. To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although the fund will normally invest at least 80% of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal income tax and Massachusetts state personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its invest- ment in such bonds and distributed to fund shareholders will be taxable.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund 13



BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND — MAIN RISKS (continued)

  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leverage risk: The use of leverage, such as lending portfolio securities, entering into futures con- tracts, engaging in forward commitment transac- tions and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.
  Non-diversification risk.The fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks


Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax.


Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Although municipal and taxable bonds must be rated investment grade when purchased by the fund, they may subsequently be downgraded.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

14

PAST PERFORMANCE


The bar chart and table illustrate the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser, Dreyfus Premier Limited Term Massachusetts Municipal Fund (the Premier Massachusetts Fund), were transferred to the fund in a tax-free reorganiza-tion.The performance figures for the fund’s Dreyfus Premier shares in the bar chart at right represent the performance of Premier Massachusetts Fund’s Class B shares from year to year through September 6, 2002 and the performance of the fund’s Dreyfus Premier shares thereafter.These performance figures do not reflect the CDSC applicable to Premier Massachusetts Fund’s Class B shares (and the fund’s Dreyfus Premier shares). If the CDSC was reflected, the returns shown would be lower. The performance figures for the fund’s Dreyfus Premier shares in the table at right represent the performance of Premier Massachusetts Fund’s Class B shares through September 6, 2002 and the performance of the fund’s Dreyfus Premier shares thereafter. These performance figures are compared to those of the Merrill Lynch 2-17 Year Municipal Bond Index, a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range, and the Barclays Capital 7-Year Municipal Bond Index, a broad-based, unmanaged total return performance benchmark of investment grade municipal bonds maturing in the 6- to 8-year range. The performance figures in the table reflect the CDSC applicable to the fund’s Dreyfus Premier shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


All returns assume reinvestment of dividends and distributions. The fund’s past performance (before and after taxes) is no guarantee of future results.


Year-by-year total returns as of 12/31 each year (%)*


Dreyfus Premier shares

Best Quarter:	Q3 ’02	+3.88%
Worst Quarter:	Q2 ’04	-2.21%

The year-to-date total return of the fund’s Dreyfus Premier shares as 9/30/08 was -1.94% .


Average annual total returns as of 12/31/07*

	1 Year	5 Years	10 Years

Dreyfus Premier shares
returns before taxes	-0.03%	2.59%	3.78%**

Dreyfus Premier shares
returns after taxes
on distributions	-0.03%	2.58%	3.77%**

Dreyfus Premier shares
returns after taxes
on distributions and
sale of fund shares	1.04%	2.65%	3.75%**

Merrill Lynch
2-17 Year Municipal
Bond Index***
reflects no deduction for
fees, expenses or taxes	4.63%	4.13%	5.23%

Barclays Capital
7-Year Municipal
Bond Index***,†
reflects no deduction for
fees, expenses or taxes	5.06%	3.86%	4.96%

* Reflects the performance of the Class B shares of Premier
Massachusetts Fund through September 6, 2002.

** Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.

*** Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

† In future prospectuses, the fund’s performance will no longer be compared to the Barclays Capital 7-Year Municipal Bond Index because the Merrill Lynch 2-17 Year Municipal Bond Index is
more reflective of the fund’s portfolio maturity profile.


BNY Mellon Massachusetts Intermediate Municipal Bond Fund 15



BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND (continued)


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Dreyfus Premier shares in the table below.

Fee table
Dreyfus Premier
shares*

Shareholder transaction fees
(fees paid from your account)
Maximum contingent deferred
sales charge (CDSC)
% of purchase or sale price, whichever is less	3.00

Annual fund operating expenses
(expenses paid from fund assets)
% of average daily net assets
Investment advisory fees	0.35
Rule 12b-1 fee	0.50
Shareholder services fee	0.25
Other expenses	0.17

Total	1.27
* Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus
Premier shares.
Expense example

	1 Year	3 Years	5 Years	10 Years

Dreyfus Premier shares
with redemption	$429	$603	$797	$1,270**
without redemption	$129	$403	$697	$1,270**
** Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand


Investment advisory fee: the fee paid to the investment adviser for managing the fund’s portfolio. For the fiscal year ended August 31, 2008, The Bank of New York Mellon waived fees and/or reimbursed fund expenses pursuant to a contractual undertaking, reducing total expenses for Dreyfus Premier shares by less than .01%. This undertaking is no longer in effect.


Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Dreyfus Premier shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor (which may pay third parties) for providing shareholder services to the holders of Dreyfus Premier shares.


Other expenses: fees paid by the fund’s Dreyfus Premier shares for the most recent fiscal year, including an administration fee of 0.127% (based on certain assets of the funds in the BNY Mellon Funds Trust in the aggregate) payable to The Bank of New York Mellon for providing or arranging for fund accounting, transfer agency, and certain other fund administration services, and miscellaneous items such as custody and professional service fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.


16

MANAGEMENT Investment adviser


The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 190 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.


Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly owned subsidiary of the investment adviser.The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representa-

tives of the financial intermediary. Cash compensation also may be paid from the investment adviser’s or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of ethics


The funds, the investment adviser and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any fund managed by the investment adviser.


Management 17

MANAGEMENT (continued)

Portfolio managers
Name of fund	Primary portfolio manager

BNY Mellon Mid Cap Stock Fund	James C. Wadsworth
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O’Brien
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O’Brien

Biographical information


John Flahive, CFA, has been a portfolio manager of the BNY Mellon National Intermediate Municipal Bond Fund since its inception in October 2000 and of the BNY Mellon Massachusetts Intermediate Municipal Bond Fund since its inception in September 2002 and a portfolio manager at Dreyfus since November 1994. Mr. Flahive is also first vice president of The Bank of New York Mellon, an affiliate of Dreyfus, which he joined in October 1994.


Mary Collette O’Brien, CFA, has been a portfolio manager of the BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006 and a portfolio manager at Dreyfus since July 1996. She is also a vice president of The Bank of NewYork Mellon, which she joined in April 1995.


James C. Wadsworth, CFA, has been a portfolio manager of the BNY Mellon Mid Cap Stock Fund since December 2004 and a portfolio manager at Dreyfus since October 2004. Mr.Wadsworth is also senior vice president of The Bank of New York Mellon, which he joined in 1977.


The funds’ Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund shares.

Investment advisory fee


Each of the funds has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and, for the fiscal year ended August 31, 2008, each of the funds paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.


A discussion regarding the basis for the board’s approving each fund’s investment advisory agreement with the investment adviser is available in the fund’s annual report for the fiscal year ended August 31, 2008.

Investment advisory fees
	Contractual	Effective
	investment advisory fee	investment advisory fee
	(as a percentage of	(as a percentage of
Name of fund	average daily net assets)	average daily net assets)

BNY Mellon Mid Cap Stock Fund	0.75%	0.75%

BNY Mellon National Intermediate Municipal Bond Fund	0.35%	0.35%

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%	0.35%

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance of

each fund’s Dreyfus Premier shares for the periods

indicated. “Total return” shows how much your

investment in a fund’s Dreyfus Premier shares

would have increased (or decreased) during each

period, assuming all dividends and distributions

were reinvested. These financial highlights were

derived from each fund’s financial statements, which

have been audited by KPMG LLP (“KPMG”), an

independent registered public accounting firm.

KPMG’s report, along with each fund’s financial

statements, is included in the annual report, which

is available upon request.

			Dreyfus Premier shares

			Year Ended August 31,

BNY Mellon Mid Cap Stock Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		13.52	13.74	14.44	12.09	10.96
Investment operations: Investment (loss) — net[1]		(.09)	(.07)	(.07)	(.09)	(.08)
	Net realized and unrealized gain (loss) on investments	(.49)	2.07	1.19	3.26	1.21
Total from investment operations		(.58)	2.00	1.12	3.17	1.13
Distributions:	Dividends from net realized gain on investments	(2.54)	(2.22)	(1.82)	(.82)	—
Net asset value, end of period		10.40	13.52	13.74	14.44	12.09
Total Return (%)		(6.63)	15.58	8.13	27.11	10.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.90	1.90	1.90	1.88	1.91
Ratio of net expenses to average net assets		1.90[2]	1.90[2]	1.90[2]	1.88	1.91
Ratio of net investment (loss) to average net assets		(.73)	(.53)	(.48)	(.71)	(.65)
Portfolio turnover rate		121.12	112.31	93.33	83.57	69.03
Net assets, end of period ($ x 1,000)		1,669	3,635	6,170	8,113	9,682

[1] Based on average shares outstanding at each month end. [2] Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights 19

FINANCIAL HIGHLIGHTS (continued)

			Dreyfus Premier shares

			Year Ended August 31,

BNY Mellon National Intermediate Municipal Bond Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		12.81	13.00	13.24	13.33	13.08
Investment operations: Investment income — net[1]		.41	.39	.40	.40	.41
	Net realized and unrealized gain (loss) on investments	.04	(.17)	(.16)	(.03)	.29
Total from investment operations		.45	.22	.24	.37	.70
Distributions:	Dividends from investment income — net	(.42)	(.41)	(.40)	(.40)	(.41)
	Dividends from net realized gain on investments	—	—	(.08)	(.06)	(.04)
Total distributions		(.42)	(.41)	(.48)	(.46)	(.45)
Net asset value, end of period		12.84	12.81	13.00	13.24	13.33
Total Return (%)		3.46	1.68	1.88	2.85	5.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.26	1.26	1.26	1.27	1.27
Ratio of net expenses to average net assets		1.26[2]	1.26[2]	1.26[2]	1.27	1.27[2]
Ratio of net investment income to average net assets		3.27	3.13	3.12	3.06	3.09
Portfolio turnover rate		49.50	27.18	28.19	42.72	53.26
Net assets, end of period ($ x 1,000)		177	327	2,474	4,656	5,945

[1] Based on average shares outstanding at each month end. [2] Expense waivers and/or reimbursements amounted to less than .01%.

20

		Dreyfus Premier shares

		Year Ended August 31,

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	12.45	12.61	12.78	12.83	12.61
Investment operations:
Investment income — net[1]	.38	.35	.37	.38	.38
Net realized and unrealized gain (loss)
on investments	.14	(.14)	(.14)	(.05)	.22
Total from investment operations	.52	.21	.23	.33	.60
Distributions:
Dividends from investment income — net	(.37)	(.37)	(.37)	(.38)	(.38)
Dividends from net realized gain on investments	—	—	(.03)	—	—
Total distributions	(.37)	(.37)	(.40)	(.38)	(.38)
Net asset value, end of period	12.60	12.45	12.61	12.78	12.83
Total Return (%)	4.25	1.71	1.89	2.59	4.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27	1.28	1.29	1.29	1.30
Ratio of net expenses to average net assets	1.27[2]	1.25	1.25	1.25	1.25
Ratio of net investment income to
average net assets	2.97	2.96	2.99	2.98	3.01
Portfolio turnover rate	8.75	18.85	20.57	32.16	27.26
Net assets, end of period ($ x 1,000)	18	17	165	202	655

[1] Based on average shares outstanding at each month end. [2] Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights 21

Your Investment

ACCOUNT POLICIES


Each fund is offering its Dreyfus Premier shares in this prospectus. Each fund’s Dreyfus Premier shares are offered only in connection with dividend reinvestment and exchanges of a fund’s Dreyfus Premier shares for Dreyfus Premier shares of another fund or Class B shares of certain other funds advised by Dreyfus and of General Money Market Fund, Inc.


Contingent Deferred Sales Charge (CDSC)

The CDSC schedule applicable to each fund’s Dreyfus Premier shares is set forth below.

BNY Mellon Mid Cap Stock Fund
Dreyfus Premier shares —
CDSC imposed when you sell shares
CDSC as a % of your initial
Years since purchase	investment or your redemption
was made	(whichever is less)

Up to 2 years	4.00%
2 — 4 years	3.00%
4 — 5 years	2.00%
5 — 6 years	1.00%
More than 6 years	Shares will automatically
convert to Investor class
(which is offered in a separate
prospectus)

Dreyfus Premier shares also carry an annual Rule 12b-1 fee of 0.75% of the class’s average daily net assets.


BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier shares — CDSC imposed when you sell shares

CDSC as a % of your initial
Years since purchase	investment or your redemption
was made	(whichever is less)

Up to 2 years	3.00%
2 — 4 years	2.00%
4 — 5 years	1.00%
5 — 6 years	none
More than 6 years	Shares will automatically
convert to Investor class
(which is offered in a separate
prospectus)

Dreyfus Premier shares also carry an annual Rule 12b-1 fee of 0.50% of the class’s average daily net assets.

Buying shares


Your price for Dreyfus Premier shares of a fund is the net asset value per share (NAV) of that class, which is generally calculated as of the close of trading on the NewYork Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time), on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. BNY Mellon Mid Cap Stock Fund’s investments are generally valued on the basis of market quotations or official closing prices. BNY Mellon National Intermediate Municipal Bond Fund’s and BNY Mellon Massachusetts Intermediate Municipal Bond Fund’s investments are generally valued by one or more independent pricing services approved by the Trust’s board or on the basis of market quotations.The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those instruments at fair value as determined in accordance with procedures approved by the Trust’s board. Fair value of investments may be determined by the Trust’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.


Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to


22


price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by BNY Mellon Mid Cap Stock Fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.


Investments in foreign securities, small-capitalization equity securities, certain municipal bonds and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to a fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of a fund’s NAV by short-term traders.While the funds have a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Account Policies — General Policies” for further information about the funds’ frequent trading policy.


No new or subsequent investments, including through automatic investment plans, are allowed in Dreyfus Premier shares of any fund, except through dividend reinvestment or permitted exchanges. If you hold Dreyfus Premier shares and make a subsequent investment in a fund, such subsequent investment will be made in the fund’s Investor shares. Investor shares are offered in another prospectus.


Orders to buy and sell shares received by dealers by the close of trading on the New York Stock Exchange and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the New York Stock Exchange that day.


Because BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund seek tax exempt income, they are not recommended for purchase by qualified retirement plans or other tax-advantaged accounts.

Concept to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s Dreyfus Premier shares are offered at NAV, but generally are subject to a CDSC.

Your Investment 23

ACCOUNT POLICIES (continued)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge.The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.The time period that you held Class B shares of another fund managed by the fund’s investment adviser that participated in a tax-free reorganization with the corresponding fund will be applied to the calculation of the CDSC to be imposed on your sale of such corresponding fund’s Dreyfus Premier shares. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


By Mail. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

BNY Mellon Funds P.O. Box 55268 Boston, MA 02205-8502


IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-8568

Telephone. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) to request your transaction.


A check will be mailed to your address of record or you may request a wire or electronic check (TeleTransfer) to be sent to the account information on file with the fund. For wires or TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.


Limitations on selling shares by phone

Proceeds	Minimum	Maximum
sent by	phone	phone

Check	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

TeleTransfer	$100	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

24


Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions to establish the Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Systematic Withdrawal Plan.


A signature guarantee is required for some written sell orders.These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies


Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the funds’ transfer agent takes reasonable measures to confirm that instructions are genuine.


The funds are designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the investment adviser and the Trust’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the funds or their operations. The investment adviser and the funds will not enter into arrangements with any person or group to permit frequent trading.

Each fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser’s view, is likely to engage in frequent trading

Your Investment 25

ACCOUNT POLICIES (continued)

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, a fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.


Transactions made through Automatic Withdrawal Plans, Auto-Exchange Privileges, automatic non-discretionary rebalancing programs and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.


The investment adviser monitors selected transactions to identify frequent trading.When its surveillance systems identify multiple roundtrips, the investment adviser evaluates trading activity in the account for evidence of frequent trading. The investment adviser considers the investor’s trading history in other accounts under common ownership or control, in Dreyfus Funds, and, if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the investment adviser seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the investment adviser seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the investment adviser concludes the account is likely to engage in frequent trading, the investment adviser may cancel or revoke the purchase or exchange on the following business day. The investment adviser may also temporarily or permanently bar such investor’s future purchases into a fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the investment adviser may apply these restrictions across all accounts under common ownership, control or perceived affiliation.


The funds’ shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The investment adviser’s ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide the investment adviser, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If the investment adviser determines that any such investor has engaged in frequent trading of fund shares, the investment adviser may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.


Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.


26

To the extent a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage).This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that a fund significantly invests in thinly traded small-capitalization equity securities or municipal bonds, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the funds’ frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.


Your Investment 27

DISTRIBUTIONS AND TAXES

Each fund usually pays its shareholders dividends, if any, from its net investment income as fol-

Dividend payment
Fund	frequency

BNY Mellon Mid Cap Stock Fund	Annually

BNY Mellon National Intermediate
Municipal Bond Fund	Monthly

BNY Mellon Massachusetts
Intermediate Municipal
Bond Fund	Monthly

lows:

Each fund generally distributes any net capital gains it has realized once a year. Dividends and other distributions will be reinvested in fund shares unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by a fund (except to the extent attributable to tax-exempt income) are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.


BNY Mellon Massachusetts Intermediate Municipal Bond Fund anticipates that virtually all dividends paid to you will be exempt from federal and Massachusetts personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.


For Massachusetts personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers and from qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Massachusetts state personal income tax.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

28

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying (through an exchange) or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services by calling your financial representative or 1-800-554-4611.

For exchanging shares

Auto-Exchange	For making regular exchanges from
Privilege	a fund into the same class of
another fund or into Class B shares
of another fund managed by the
fund’s investment adviser.

For selling shares
Automatic	For making regular withdrawals from
Withdrawal Plan	a fund. There will be no CDSC on
Dreyfus Premier shares, as long as
the amount of any withdrawal does
not exceed on an annual basis 12%
of the greater of the account value
at the time of the first withdrawal
under the plan, or at the time of the
subsequent withdrawal.


Exchange privilege


You can exchange Dreyfus Premier shares of a fund worth $500 or more (no minimum for retirement accounts) into the same class of another fund or into Class B shares of Dreyfus Funds and Class B shares of General Money Market Fund, Inc. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be subject to a higher CDSC if you exchange into any fund that has a higher CDSC than the fund.



Account statements

Every fund investor automatically receives regular account statements.You’ll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 29

For More Information

BNY Mellon Mid Cap Stock Fund BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Series of BNY Mellon Funds Trust SEC file number: 811-09903

To obtain information:

By telephone Call 1-800-554-4611. By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s portfolio manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings Reports. The information will be posted with a one-month lag and will remain accessible until the Trust files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the Trust’s policies and procedures with respect to the disclosure of a fund’s portfolio securities is available in the Trust’s SAI.

© 2008 MBSC Securities Corporation

MFT3P1208


BNY MELLON FUNDS TRUST


CLASS M SHARES, INVESTOR SHARES AND DREYFUS PREMIER SHARES


BNY MELLON LARGE CAP STOCK FUND, BNY MELLON INCOME STOCK FUND, BNY MELLON MID CAP STOCK FUND, BNY MELLON SMALL CAP STOCK FUND, BNY MELLON U.S. CORE EQUITY 130/30 FUND, BNY MELLON INTERNATIONAL FUND, BNY MELLON EMERGING MARKETS FUND, BNY MELLON BOND FUND, BNY MELLON INTERMEDIATE BOND FUND, BNY MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND, BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND, BNY MELLON NATIONAL SHORT-TERM MUNICIPAL BOND FUND, BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND, BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, BNY MELLON MUNICIPAL OPPORTUNITIES FUND, BNY MELLON BALANCED FUND, BNY MELLON MONEY MARKET FUND AND BNY MELLON NATIONAL MUNICIPAL MONEY MARKET FUND


STATEMENT OF ADDITIONAL INFORMATION DECEMBER 31, 2008


     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of the funds named above (each, a "Fund" and collectively, the "Funds"), with respect to the Funds' Class M shares and Investor shares (the "Class M and Investor Class Prospectus"), dated December 31, 2008 and the current combined Prospectus of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund, with respect to the Dreyfus Premier shares that those Funds also offer (the "Dreyfus Premier Class Prospectus"), dated December 31, 2008, as each Prospectus may be revised from time to time. The Funds are separate portfolios of BNY Mellon Funds Trust, an open-end management investment company (the "Trust") that is registered with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the relevant Prospectus, please write to the Trust at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers: Wealth Management Clients - call toll free 1-888-281-7350 and outside the U.S. call collect 617-248-3014; Individual Account Holders of Class M shares and Investor shares (other than brokerage clients of BNY Mellon Wealth Advisors) – call toll free 1-800-645-6561 and outside the U.S. call collect 516-794-5452; holders of Dreyfus Premier shares – call toll free 1-800-554-4611 and outside the U.S. call collect 516-794-5452; brokerage clients of BNY Mellon Wealth Advisors – call toll free 1-800- 803-0549 – Option 2; and participants in Qualified Employee Benefit Plans (as defined under "How to Buy Shares" below) – call toll free 1-877-774-0327.


     The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund, except BNY Mellon Municipal Opportunities Fund, which commenced operations on October 15, 2008, are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Reports are incorporated by reference into this SAI.



DESCRIPTION OF THE TRUST AND FUNDS


     The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated April 12, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Effective March 31, 2008, the Trust changed its name from "Mellon Funds Trust" to its current name and each Fund added "BNY" to the beginning of its name. Effective December 16, 2002, the Trust changed its name from "MPAM Funds Trust" to "Mellon Funds Trust" and each Fund deleted "MPAM" and substituted "Mellon" in its name and renamed its MPAM shares "Class M" shares.


     The investment objectives, policies, restrictions, practices and procedures of the Funds, unless otherwise specified, may be changed without shareholder approval. As with other mutual funds, there is no assurance that a Fund will achieve its investment objective.


     BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), serves as each Fund's investment manager (the "Investment Adviser")


     MBSC Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of each Fund's shares.

THE FUNDS AND THEIR INVESTMENTS


     The following information supplements and should be read in conjunction with the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus. The following summary briefly describes the portfolio securities in which the Funds can invest and the investment techniques they can employ. Additional information about these portfolio securities and investment techniques is provided under "The Funds' Investments, Related Risks and Limitations."


DOMESTIC EQUITY FUNDS


     BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund and BNY Mellon U.S. Core Equity 130/30 Fund are sometimes referred to herein as the "Domestic Equity Funds."


BNY Mellon Large Cap Stock Fund seeks capital appreciation.


     The Fund may invest in the following portfolio securities: common stock, foreign securities including American Depositary Receipts ("ADRs") and New York Shares, government obligations, illiquid securities, securities issued in initial public offerings ("IPOs"), other investment companies, exchange-traded funds ("ETFs") and money market instruments.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, and derivative instruments (including options, futures contracts and options on futures contracts).

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     BNY Mellon Income Stock Fund seeks total return (consisting of capital appreciation and income).

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     The Fund may invest in the following portfolio securities: common stock, preferred stock, convertible securities, corporate obligations, foreign securities including ADRs and New York Shares, government obligations, illiquid securities, securities issued in IPOs, other investment companies, ETFs and money market instruments.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed-delivery transactions, securities lending, reverse repurchase agreements, and derivative instruments (including options, futures contracts and options on futures contracts).

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BNY Mellon Mid Cap Stock Fund seeks capital appreciation.

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     The Fund may invest in the following portfolio securities: common stock, foreign securities including ADRs and New York Shares, government obligations, illiquid securities, securities issued in IPOs, other investment companies, ETFs and money market instruments.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed-delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions and forward contracts.

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BNY Mellon Small Cap Stock Fund seeks capital appreciation.

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     The Fund may invest in the following portfolio securities: common stock, foreign securities including ADRs and New York Shares, government obligations, illiquid securities, securities issued in IPOs, other investment companies, ETFs and money market instruments.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions and forward contracts.

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BNY Mellon U.S. Core Equity 130/30 Fund seeks capital appreciation.

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     The Fund may invest in the following portfolio securities: common stocks, preferred stocks, convertible securities, warrants, securities issued by real estate investment trusts ("REITs"), ETFs, other investment companies, government obligations, illiquid securities, securities issued in IPOs, foreign securities including ADRs and New York Shares and money market instruments.

     The Fund may utilize the following investment techniques: short-selling, borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions and forward contracts.

INTERNATIONAL EQUITY FUNDS

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     BNY Mellon International Fund and BNY Mellon Emerging Markets Fund are sometimes referred to herein as the "International Equity Funds."

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BNY Mellon International Fund seeks long-term capital growth.

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     The Fund may invest in the following portfolio securities: common stock, preferred stock, convertible securities, foreign securities including ADRs, Global Depositary Receipts ("GDRs"), and

New York Shares, illiquid securities, other investment companies, ETFs, warrants, foreign bank deposit obligations, and money market instruments.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts), securities lending, short-selling, foreign currency transactions and forward contracts.

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BNY Mellon Emerging Markets Fund seeks long-term capital growth.

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     The Fund may invest in the following portfolio securities: common stock, preferred stock, convertible securities, foreign securities including ADRs, GDRs, and New York Shares, foreign government obligations, securities of supranational entities, illiquid securities, other investment companies, ETFs, foreign bank deposit obligations, and money market instruments.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts), securities lending, short-selling, foreign currency transactions and forward contracts.

TAXABLE BOND FUNDS

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     BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, and BNY Mellon Short-Term U.S. Government Securities Fund are sometimes referred to herein as the "Taxable Bond Funds."

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     BNY Mellon Bond Fund and BNY Mellon Intermediate Bond Fund each seek total return (consisting of capital appreciation and current income).

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     Each Fund may invest in the following portfolio securities: corporate obligations, government obligations, variable and floating rate securities, mortgage-related securities (including commercial mortgage-backed securities), asset-backed securities, convertible securities, zero coupon, pay-in-kind and step-up securities, preferred stock, illiquid securities, foreign securities, other investment companies, and money market instruments. BNY Mellon Intermediate Bond Fund may also invest in municipal bonds, municipal notes, and municipal commercial paper.

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     Each Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), securities lending, foreign currency transactions, forward contracts and mortgage dollar rolls.

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     BNY Mellon Short-Term U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

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     The Fund may invest in the following portfolio securities: government obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), illiquid securities, other investment companies and money market instruments.

     The Fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, including those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to a change in interest rates, as well as stripped mortgage-backed securities which do not bear interest.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, derivative instruments (including options, futures contracts and options on futures contracts), securities lending, short-selling, and mortgage dollar rolls.

MUNICIPAL BOND FUNDS

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     BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund are sometimes referred to herein as the "Municipal Bond Funds."

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     BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund each seek to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital. Each Fund seeks to achieve its objective by investing primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, including cities, counties, municipalities, municipal agencies and regional districts, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal income tax ("Municipal Obligations"). Each Fund may invest in Municipal Obligations that are rated investment grade at the time of purchase. However, for additional yield, BNY Mellon Municipal Opportunities Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the Investment Adviser.

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     As a fundamental policy, each Municipal Bond Fund invests, under normal market conditions, a minimum of 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations. However, each Fund, except BNY Mellon Municipal Opportunities Fund, may invest without limit, and BNY Mellon Municipal Opportunities Fund may invest up to 50% of the value of its net assets, in obligations the interest on which is an item of tax preference for purposes of the alternative minimum tax (a "Tax Preference Item"). Each Fund may invest under normal market conditions up to 20% of its net assets in taxable obligations, including, with respect to BNY Mellon Municipal Opportunities Fund, non-denominated foreign debt securities such as Brady bonds and sovereign debt obligations. In addition, each Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable obligations. In managing each Fund, the Investment Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. BNY Mellon Municipal Opportunities Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of BNY Mellon Municipal Opportunities Fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

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     BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund may each invest in the following portfolio securities: Municipal Obligations, including municipal bonds, municipal notes, municipal commercial paper, municipal lease obligations, tender option bonds (up to 10% of the value of its assets), floating rate and variable rate obligations, stand-by commitments, tax-exempt participation interests, illiquid securities, zero coupon, pay-in-kind and step-up securities, taxable investments, other investment companies, and money market instruments.

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     BNY Mellon Municipal Opportunities Fund may invest in the following portfolio securities: Municipal Obligations, including municipal bonds, municipal notes, municipal commercial paper, and municipal lease obligations, tender option bonds, floating rate and variable rate obligations, custodial receipts, stand-by commitments, tax-exempt participation interests, illiquid securities, zero coupon, pay-in-kind and step-up securities, taxable investments, including taxable municipal bonds, corporate debt securities, variable and floating rate securities, U.S. government obligations, U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt securities, including Brady bonds and sovereign debt obligations, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), asset-backed securities, convertible securities, other investment companies and money market instruments.

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     BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund may each utilize the following investment techniques: borrowing, securities lending, when-issued securities and delayed delivery transactions and derivative instruments (including municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts and swaps, interest rate locks, caps, collars and floors). A Fund's use of certain of these investment techniques may give rise to taxable income.

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     BNY Mellon Municipal Opportunities Fund may utilize the following investment techniques: borrowing, securities lending, when-issued securities and delayed delivery transactions, short selling, foreign currency transactions and forward contracts, and derivative instruments (including municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts, and swaps, interest rate locks, caps, collars and floors). The Fund's use of certain of these investment techniques may give rise to taxable income.

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     BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of income exempt from Federal and Pennsylvania state income taxes as is consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from Federal and Massachusetts state income taxes as is consistent with the preservation of capital.

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     As a fundamental policy, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal and Pennsylvania personal income taxes (collectively, "Pennsylvania Municipal Obligations"). However, the Fund may invest without limit in obligations the interest on which is a Tax Preference Item, and may invest under normal market conditions up to 20% of its net assets in taxable obligations and in Municipal Obligations the interest on which is exempt from Federal, but not Pennsylvania, income taxes. In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in securities the interest from which is subject to Federal or Pennsylvania personal income taxes or both.

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     As a fundamental policy, BNY Mellon Massachusetts Intermediate Municipal Bond Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of the Commonwealth of Massachusetts, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal and Massachusetts personal income taxes (collectively, "Massachusetts Municipal Obligations"). However, the Fund may invest without limit in obligations the interest on which is a Tax Preference Item, and may invest under normal market conditions up to 20% of its net assets in taxable obligations and in Municipal Obligations the interest on

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which is exempt from Federal, but not Massachusetts, income taxes. In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in securities the interest from which is subject to Federal or Massachusetts personal income taxes or both.

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     In managing each Fund, the Investment Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

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     BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund may each invest in the following portfolio securities: Municipal Obligations, including municipal bonds, municipal notes, municipal commercial paper, and municipal lease obligations, tender option bonds (up to 10% of the value of its assets), floating rate and variable rate obligations, custodial receipts, stand-by commitments, tax-exempt participation interests, illiquid securities, zero coupon, pay-in-kind and step-up securities, taxable investments, other investment companies and money market instruments.

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     BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund may each utilize the following investment techniques: borrowing, securities lending, when-issued securities and delayed delivery transactions and derivative instruments (including municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts and swaps, interest rate locks, caps, collars and floors). A Fund's use of certain of these investment techniques may give rise to taxable income.

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BALANCED FUND

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     BNY Mellon Balanced Fund seeks long-term growth of principal in conjunction with current income. The Fund may invest in individual equity and debt securities of the types in which BNY Mellon Large Cap Stock Fund and BNY Mellon Bond Fund may invest, and in shares of BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund, and BNY Mellon Emerging Markets Fund, as well as in money market instruments.

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     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, derivative instruments (including options, futures contracts and options on futures contracts, swaps, caps, collars and floors), foreign currency transactions, forward contracts and mortgage dollar rolls.

MONEY MARKET FUNDS

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     BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund are sometimes referred to herein as the "Money Market Funds."

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     Each Money Market Fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share. To do so, each Money Market Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality and diversification requirements, certain of which are summarized as follows. In accordance with Rule 2a-7, each Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in U.S. dollar-denominated securities with remaining maturities of 397 days or less and which are determined to be of high quality with minimal credit risk in accordance with procedures adopted by the Trust's Board of Trustees (the "Board"). In determining whether a security is of high quality with minimal credit risk, the Investment Adviser must consider whether the security is rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations or determined to be of comparable quality by the Investment

Adviser in accordance with requirements of these procedures. These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value of each Money Market Fund's securities. In accordance with Rule 2a-7, each Money Market Fund generally will not invest more than 5% of its assets in the securities of any one issuer.

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     BNY Mellon Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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     The Fund may invest in the following portfolio securities: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including Treasury Bills, Treasury Notes and Treasury Bonds), bank obligations (including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic or foreign banks or their subsidiaries or branches), repurchase agreements and tri-party repurchase agreements, asset-backed securities, high-grade commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, taxable municipal obligations, including those with floating or variable rates of interest, illiquid securities and other investment companies. Such securities at the time of purchase must be: (i) backed by the full faith and credit of the United States, or (ii) rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security), or if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated or are of comparable quality, as determined by the Investment Adviser under procedures established by the Board.

     The Fund may use the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements and derivatives instruments (including participation interests, tender option bonds and custodial receipts) that are consistent with the Fund's investment objective and policies and comply with the diversification standards of Rule 2a-7.

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     BNY Mellon National Municipal Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve its objective by investing primarily in short-term debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from Federal income tax and which obligations at the time of purchase: (i) are backed by the full faith and credit of the United States, or (ii) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security) or if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated or are of comparable quality, as determined by the Investment Adviser under procedures established by the Board. Such short-term debt obligations are referred to herein collectively as "Municipal Securities."

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     As a fundamental policy, the Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Securities. However, the Fund may invest without limit in obligations the interest on which is a Tax Preference Item, and may invest under normal market conditions up to 20% of its net assets in taxable obligations. In addition, the Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable money market obligations.

     The Fund may invest in the following portfolio securities: Municipal Securities, including municipal notes, short-term municipal bonds and municipal leases, floating and variable rate obligations, including variable amount master demand notes, stand-by commitments, bank obligations, Eurodollar certificates of deposit and time deposits, Yankee-Dollar certificates of deposit, corporate obligations, government obligations, repurchase agreements, tax-exempt commercial paper, foreign securities, illiquid securities and other investment companies.

     The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements and derivatives instruments (including tax-exempt participation interests, tender option bonds and custodial receipts) that are consistent with the Fund's investment objective and policies and comply with the diversification standards of Rule 2a-7. The Fund's use of certain of these investment techniques may give rise to taxable income.

CLASSIFICATION OF THE FUNDS

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     BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Balanced Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund are "diversified," as defined in the 1940 Act, which means that, with respect to 75% of its total assets, each Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

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     The Municipal Bond Funds are classified as "non-diversified," as defined under the 1940 Act, and therefore, each Fund could invest all of its assets in the obligations of a single issuer or relatively few issuers. Because it is non-diversified, a Municipal Bond Fund's share price may fluctuate to a greater degree in response to changes in the financial condition or in the market's assessment of an individual issuer in which the Fund invests than if the Fund were diversified. However, each Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a "regulated investment company." To qualify, among other requirements, a Fund will be required to limit its investments so that at the close of each quarter of its taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the Fund's taxable year.

THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following information supplements and should be read in conjunction with the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus and the section entitled "The Funds and Their Investments" above, concerning the Funds' investments, related risks and limitations. Except as otherwise indicated in the relevant Prospectus or this SAI, the Funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

Certain Portfolio Securities

     ADRs, GDRs and New York Shares. ADRs typically are receipts typically issued by a United States bank or trust company and evidence ownership of underlying securities issued by foreign companies. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States. New York Shares are securities of foreign companies that are issued for trading in the United States. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs, GDRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market.

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     These securities may be purchased through "sponsored" or "unsponsored" facilities and may not necessarily be denominated in the same currency as their underlying securities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the Investment Adviser, by brokers executing the purchases or sales.

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     Asset-Backed Securities. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. As discussed at greater length below under "Mortgage-Related Securities," asset-backed securities are subject to the risk of prepayment. The risk that recovery or repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

     Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. A Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

     Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non- convertible securities of similar quality because of the potential for capital appreciation.

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     (BNY Mellon Municipal Opportunities Fund only) The Fund may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option. The "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

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     Corporate Obligations. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

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     The relevant Funds, other than the Money Market Funds, may purchase corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB, by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or by Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Rating Agencies"), or if unrated, of comparable quality as determined by the Investment Adviser. Securities rated Baa by Moody's or BBB by S&P or Fitch, or higher, are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by S&P exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories.

     Each Money Market Fund may invest in corporate obligations that have received a short-term rating from Moody's or S&P in one of the two highest short-term rating categories, or that have been issued by an issuer that has received a short-term rating from Moody's or S&P in one of the two highest short-term ratings categories with respect to a class of debt obligations that is comparable in priority and security with the obligation in which the Fund invests. Each Money Market Fund may also invest in unrated corporate obligations that are of comparable quality to the foregoing obligations, as determined by the Investment Adviser. A Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

     ECDs, ETDs and Yankee CDs. Each Money Market Fund may purchase Eurodollar certificates of deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks, Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a domestic bank or a foreign bank, and Yankee-Dollar certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a domestic branch of a foreign bank denominated in U.S. dollars and held in the United States. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks than domestic obligations of domestic banks. See "Foreign Bank Obligations and Foreign Securities" and "Bank Obligations."

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     Foreign Bank Deposit Obligations and Foreign Securities. The relevant Funds may invest in deposit obligations of foreign banks and in foreign securities. "Foreign securities" include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities or supranational entities that the Investment Adviser determines to be of comparable quality to the other obligations in which a Fund may invest. They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

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     Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed in the Funds' Prospectus and this SAI, that apply to foreign securities traded and held abroad. A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

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     BNY Mellon Emerging Markets Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stocks of companies organized, or with a majority of assets or business in, emerging market countries. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index. As of the date of this SAI, the MSCI Emerging Markets Index consisted of the following emerging market countries: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel,

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Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

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     BNY Mellon Municipal Opportunities Fund may purchase securities issued or guaranteed by foreign governments, including participation interests in loans between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments. These include sovereign debt obligations, Brady Bonds and participation interests described below. The Fund also may invest in the currencies of such countries and may engage in strategic transactions in the markets of such countries. See "Investment Techniques."

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     Sovereign Debt Obligations. (BNY Mellon Municipal Opportunities Fund only) The Fund may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the net asset value of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

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     A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

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     Brady Bonds. (BNY Mellon Municipal Opportunities Fund only) The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. The Fund also may invest in one or more classes of securities ("Structured Securities") backed by, or representing interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

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     Participation Interests and Assignments. (BNY Mellon Municipal Opportunities Fund only) The Fund may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are

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originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

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     The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. The Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

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     The Fund also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party. When the Fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender. The Fund may have difficulty disposing of Assignments because to do so it will have to assign such securities to a third party. Because there is no established secondary market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of an established secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower. The lack of an established secondary market for Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

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     Government Obligations. U.S. Treasury obligations can differ in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

     Government obligations also include obligations issued or guaranteed by U.S. government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, and Fannie Mae). No assurance can be given that the U.S. government will provide financial support to the agencies or instrumentalities described in (b), (c), and (d) in the future, other than as set forth above, since it is not obligated to do so by law. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Neither the market value of such securities nor a Fund's share price is guaranteed.

     Illiquid Securities. No Fund will knowingly invest more than 15% and, in the case of each of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, 10%, of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). A Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Investment Adviser pursuant to guidelines established by the Board. The Investment Adviser will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Funds or other holder. As described in "Municipal Obligations," liquidity determinations for municipal lease obligations and certificates of participation in municipal lease obligations may also be made by the Investment Adviser.

     IPOs. An IPO is a corporation's first offering of stock to the public. The prices of securities issued in IPOs can be very volatile. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the Financial Industry Regulatory Authority ("FINRA") apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities can be very volatile, rising and falling rapidly based sometimes solely on investor perceptions rather than economic reasons.

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     Money Market Instruments. Money market instruments consist of high quality, short-term debt obligations, including U.S. government securities, repurchase agreements, bank obligations and commercial paper. A Fund may purchase money market instruments, including when it has cash reserves or in anticipation of taking a market position. Where indicated for a Fund in its Prospectus, purchases of money market instruments in excess of cash reserves will be limited to periods when the Investment Adviser determines that adverse market conditions exist, during which the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments.

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     Bank Obligations. Certificates of deposit are short-term negotiable obligations of commercial banks; time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. As a result of governmental regulations, domestic branches of foreign banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulations designed to promote financial soundness.

     Obligations of foreign banks or foreign branches of domestic banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulations. Payment of interest and principal upon obligations of foreign banks and foreign branches of domestic banks may be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). Examples of such action would be the imposition of currency controls, interest limitations, seizure of assets, or the declaration of a moratorium. In addition, there may be less publicly available information about a branch of a foreign bank than about a domestic bank.

     Commercial Paper. Commercial paper instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The commercial paper purchased by a Fund, other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, will consist only of obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch; (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's, or AA- by S&P or by Fitch; or (c) if unrated, determined by the Investment Adviser to be of comparable quality to those rated obligations which may be purchased by the Fund.

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     (BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund only) The commercial paper purchased by a Fund will consist only of direct obligations issued by domestic and foreign entities which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch; or (b) if unrated, determined by the Investment Adviser to be of comparable quality to those rated obligations which may be purchased by the Fund. The other corporate obligations in which a Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

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     Repurchase Agreements. The relevant Funds may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. A custodian employed in connection with a tri-party repurchase transaction will have custody of, and will segregate securities acquired by a Fund under a repurchase agreement. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, a Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, a Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.

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Mortgage-Related Securities.

     Adjustable-Rate Mortgage Loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustments based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

     Collateralized Mortgage Pools. Collateralized mortgage pool securities are a form of derivative composed of interests in pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interest in real estate mortgage investment conduits ("REMICs"), and ARMs.

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     Residential Mortgage-Related Securities. Residential mortgage-related securities represent participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes. In September 2008, the Federal Housing Finance Agency placed FNMA and FHLMC into conservatorship and the U.S. Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, enhanced the ability of each agency to meet its obligations.

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     Mortgage Pass-Through Certificates. Mortgage pass-through certificates are issued by governmental, government-related and private entities and are backed by pools of mortgages (including those on residential properties and commercial real estate). The mortgage loans are made by savings and loan institutions, mortgage bankers, commercial banks and other lenders. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuers of such securities are GNMA, which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development, FHLMC and FNMA. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage

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bankers and other secondary market issues also create pass-through pools of conventional residential and commercial mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

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     (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgages. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. This is not a guarantee against market decline of the value of these securities or the shares of the Fund. It is possible that the availability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. government to tighten the availability of its credit. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

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     (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payments of interest. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of FHLMC, securities dealers and a variety of investors.

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     (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages.

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     (4) Private issue mortgage certificates are pass-through securities structured in a similar fashion to Ginnie Maes, Fannie Maes, and Freddie Macs. Private issuer mortgage certificates are generally backed by conventional single family, multi-family and commercial mortgages. Private issuer mortgage certificates typically are not guaranteed by the U.S. government, its agencies or instrumentalities, but generally have some form of credit support in the form of over-collateralization, pool insurance or other form of credit enhancement.

     The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the mortgagors of the underlying mortgages.

     Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities. Collateralized mortgage obligations or "CMOs" are multi-class bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs in which a Fund may invest may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs or (c) any combination thereof.

     Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates, which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. A Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction of an applicable index such as the LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an applicable index such as LIBOR. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. A Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

     As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under varying prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

     Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including but not limited to retail, office or industrial properties, hotels, health-care facilities and multi-family residential properties. Such assets are securitized through the use of trusts and special purpose corporations. The value of such securities partly depends on loan repayments by individual commercial borrowers, which can depend in turn on rent payments from tenants in secured properties, either of which may be adversely affected during general downturns in the economy. Payments or distributions of principal and interest on commercial mortgage-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-backed securities, commercial mortgage-backed securities are subject to the risks of prepayment. The risks that recovery or repossessed collateral might be unavailable or inadequate to support payments on commercial mortgage-backed securities, however, is greater than is the case for non-multifamily residential mortgage-backed securities.

     Types of Credit Enhancement. To lessen the effect of failures by obligors on mortgage-related securities to make payments, such securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) loss protection and (2) liquidity protection. Loss protection relates to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on investment in such a security.

Municipal Obligations.

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     General. Unless otherwise specified, "Municipal Obligations," when referred to below, include Pennsylvania Municipal Obligations, with respect to BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, Massachusetts Municipal Obligations, with respect to BNY Mellon Massachusetts Intermediate Municipal Bond Fund, and Municipal Securities, with respect to BNY Mellon National Municipal Money Market Fund. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain private activity bonds issued by or on behalf of public authorities. Municipal Obligations include general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments that are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations also include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by

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municipalities. Municipal Obligations bear fixed, floating or variable rates of interest, which for each Fund (other than BNY Mellon National Municipal Money Market Fund) may be determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

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     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

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     Municipal Obligations may be repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in the same state. The latter is likely to be the case with respect to investments of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund. Sizable investments in these obligations could increase risk to the Funds should any of the related projects or facilities experience financial difficulties.

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     Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

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     Other types of tax-exempt instruments that may become available in the future may be purchased by a Fund as long as the Investment Adviser believes the quality of these instruments meets the Fund's quality standards. In addition, BNY Mellon Municipal Opportunities Fund may invest, to a limited extent, in certain municipal bonds that are taxable obligations, which offer yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on shares of BNY Mellon Municipal Opportunities Fund which are attributable to interest income received by the Fund from taxable municipal bonds generally will be subject to Federal income tax.

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     Municipal Bonds. Municipal bonds, which generally have a maturity of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. A private activity bond is a particular kind of revenue bond. The classifications of general obligation bonds, revenue bonds and private activity bonds are discussed below.

     1. General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest.

     2. Revenue Bonds. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     3. Private Activity Bonds. Private activity bonds, which are considered Municipal Obligations if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As discussed below under "Dividends, Distributions and Taxes," interest income on these bonds may be a Tax Preference Item.

     Municipal Notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal notes include:

     1. Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as Federal revenues available under Federal Revenue Sharing programs.

     3. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

     Municipal Commercial Paper. Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks or other institutions.

     Municipal Lease Obligations. Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities, such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. A Money Market Fund will only purchase municipal lease obligations subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank. The quality of the issuer of such letter of credit or guarantee, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund. In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal and accrued interest of such obligations under the credit enhancement feature. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 15% limitation and, in the case of a Money Market Fund, 10% limitation, on the purchase of illiquid securities, a Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless the Investment Adviser shall determine, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that a security shall be treated as liquid for purposes of such limitation.

     In evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed the Investment Adviser to consider (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Investment Adviser may deem relevant.

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     BNY Mellon National Municipal Money Market Fund may purchase municipal lease obligations principally from banks, equipment vendors or other parties that have entered into an agreement with the Fund providing that such party will remarket the municipal lease obligations on certain conditions (described below) within seven days after demand by the Fund. Such agreements are referred to as "remarketing agreements" and the party that agrees to remarket or repurchase a municipal lease obligation is referred to as a "remarketing party." The agreement will provide for a remarketing price equal to the principal balance on the obligation as determined pursuant to the terms of the remarketing agreement as of the repurchase date (plus accrued interest). The Investment Adviser anticipates that, in most cases, the remarketing agreement will also provide for the seller of the municipal lease obligation or the remarketing party to service it for a servicing fee. The conditions to the Fund's right to require the remarketing party to purchase or remarket the obligation are that the Fund must certify at the time of remarketing that (1) payments of principal and interest under the municipal lease obligation are current and the Fund has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in the sole opinion of a designated officer of the Fund to meet the Fund's liquidity needs, and (3) the governmental issuer has not notified the Fund of a termination of the underlying lease.

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     The remarketing agreement described above requires the remarketing party to purchase (or market to a third party) municipal lease obligations of BNY Mellon National Municipal Money Market Fund under certain conditions to provide liquidity if share redemptions of the Fund exceed purchases of the Fund's shares. The Fund will only enter into remarketing agreements with banks, equipment vendors or other responsible parties (such as insurance companies, broker-dealers and other financial institutions) that in the Investment Adviser's opinion are capable of meeting their obligations to the Fund. The Investment Adviser will regularly monitor the ability of remarketing parties to meet their obligations to the Fund. The Fund will enter into remarketing agreements covering at least 75% of the principal amount of the municipal lease obligations in its portfolio. The Fund will not enter into remarketing agreements with any one remarketing party in excess of 5% of its total assets. Remarketing agreements with broker-dealers may require an exemptive order under the 1940 Act. The Fund will not enter into such agreements with broker-dealers prior to the issuance of such an order or interpretation of the SEC that

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such an order is not required. There can be no assurance that such an order or interpretation will be granted.

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     The "remarketing" feature of the agreement entitles the remarketing party to attempt to resell the municipal lease obligation within seven days after demand from BNY Mellon National Municipal Money Market Fund; however, the remarketing party will be obligated to repurchase the obligation for its own account at the end of the seven-day period if such obligation has not been resold. The remarketing agreement will often be entered into with the party who has sold a municipal lease obligation to the Fund, but remarketing agreements may also be entered into with a separate remarketing party of the same type that meets the credit and other criteria listed above. Up to 25% of the Fund's municipal lease obligations may not be covered by remarketing agreements. The Fund, however, will not invest in municipal lease obligations that are not subject to remarketing agreements if, as a result of such investment, more than 10% of its total assets would be invested in illiquid securities such as (1) municipal lease obligations not subject to remarketing agreements and not deemed by the Investment Adviser at the time of purchase to be at least of comparable quality to rated municipal debt obligations, or (2) other illiquid assets such as securities restricted as to resale under federal or state securities laws. For purposes of the preceding sentence, a municipal lease obligation that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or issuer deemed by the Investment Adviser to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease obligation is unrated, if the Investment Adviser determines that such municipal lease obligation is readily marketable because it is backed by such letter of credit or insurance policy.

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     As used within this section, high quality means that the municipal lease obligation meets all of the following criteria: (1) the underlying equipment is for an essential governmental function; (2) the municipality has a documented history of stable financial operations and timely payments of principal and interest on its municipal debt or lease obligation; (3) the lease/purchase agreement contains proper terms and conditions to protect against non-appropriation, substitution of equipment and other more general risks associated with the purchase of securities; (4) the equipment underlying the lease was leased in a proper and legal manner; and (5) the equipment underlying the lease was leased from a reputable equipment vendor. A letter of credit or insurance policy would generally provide that the issuer of the letter of credit or insurance policy would pay the outstanding principal balance of the municipal lease obligations plus any accrued but unpaid interest upon non-appropriation or default by the governmental lessee. However, the terms of each letter of credit or insurance policy may vary significantly and would affect the degree to which such protections increase the liquidity of a particular municipal lease obligation. Changes in the credit quality of the issuer of the letter of credit or insurance policy or other party to a remarketing agreement could cause losses to the Fund and adversely affect its share price.

     Tax-Exempt Participation Interests. The relevant Funds may purchase from financial institutions tax-exempt participation interests in Municipal Obligations (such as private activity bonds and municipal lease obligations). A participation interest gives a Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. government securities. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, a Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     Tender Option Bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Investment Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. No Fund will invest more than 15% and, in the case of a Money Market Fund, 10%, of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations. The quality of the underlying creditor or of the third-party provider of the tender option, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund. In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations.

     A Fund will purchase tender option bonds only when the Investment Adviser is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, a Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

     Variable and Floating Rate Demand Notes. Variable and floating rate demand notes and bonds are tax-exempt obligations that ordinarily have stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit the Funds to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Funds, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and generally there is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Funds will meet the quality criteria established for the purchase of Municipal Obligations.

     Custodial Receipts. (Municipal Bond Funds and Money Market Funds only) The Funds may purchase securities, frequently referred to as "custodial receipts," representing the right to receive future principal and interest payments on Municipal Obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a Municipal Obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The two classes have different characteristics, but in each case, payments on the two classes are based on payments received on the underlying Municipal Obligations. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Obligations and generally is at a level comparable to that of a Municipal Obligation of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate is also adjusted, but in this case inversely to changes in the rate of interest of the first class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Obligations. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Obligation of comparable quality and maturity and their purchase by a Fund should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements. The Funds also may purchase directly from issuers, and not in a private placement, Municipal Obligations having characteristics similar to custodial receipts. These securities may be part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor. The custodial receipts and the underlying Municipal Obligations are often subject to credit or liquidity enhancement provided by third-party banks, broker-dealers or other financial institutions. The quality of the underlying creditor or of such bank, broker-dealer or other financial institution, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund. In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of such banks, broker-dealers or other financial institutions responsible for paying the amounts due on those obligations and under such credit or liquidity enhancement.

     Inverse Floaters. (Municipal Bond Funds only) The Funds may invest in residual interest Municipal Obligations whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate Municipal Obligation. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate Municipal Obligation. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Investing in inverse floaters involves leveraging which may magnify a Fund's gains or losses. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate Municipal Obligations with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against the rising rates if exercised at an opportune time.

     Inverse floaters typically are derivative instruments created by depositing Municipal Obligations in a special purpose trust which divides the Municipal Obligation's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the special purpose trust after payment of interest on the note and various expenses of the special purpose trust. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. A Fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market. When structuring an inverse floater, the Fund will transfer to a special purpose trust fixed rate Municipal Obligations held in the Fund's portfolio. The special purpose trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate Municipal Obligations. In return for the transfer of the Municipal Obligations to the special purpose trust, the Fund receives the inverse floaters and cash associated with the sale of the notes from the special purpose trust. As a result of recent changes in the accounting treatment of these transactions, the Funds will treat these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the special purpose trusts and sold to third parties as liabilities of the relevant Fund. Inverse floaters purchased in the secondary market are treated as the purchase of a security and not as a secured borrowing or financing transaction.

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     Investment Companies. Each Fund may invest in securities issued by registered and unregistered investment companies, including, with respect to the Domestic Equity Funds, International Equity Funds and BNY Mellon Balanced Fund, ETFs described below, to the extent such investments are consistent with the Fund's investment objective and policies. Under the 1940 Act, a Fund's investment in securities of other investment companies, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the limitations described above. See "Securities Lending."

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     ETFs. (Domestic Equity Funds, International Equity Funds and BNY Mellon Balanced Fund only) The Funds may invest in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares MSCI EAFE Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

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     REITs. (Domestic Equity Funds, International Equity Funds and BNY Mellon Balanced Fund only) The Funds may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income

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tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

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     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

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     Taxable Investments. (BNY Mellon Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund only) Each Fund anticipates being as fully invested as practicable in Municipal Obligations. Although each Fund's goal is to provide income exempt from Federal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to Federal income taxes.

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     (BNY Mellon Pennsylvania Intermediate Municipal Bond Fund only) The Fund anticipates being as fully invested as practicable in Municipal Obligations. Although the Fund's goal is to provide income exempt from Federal and Pennsylvania personal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to Federal and Pennsylvania personal income taxes.

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     (BNY Mellon Massachusetts Intermediate Municipal Bond Fund only) The Fund anticipates being as fully invested as practicable in Municipal Obligations. Although the Fund's goal is to provide income exempt from Federal and Massachusetts personal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to Federal and Massachusetts personal income taxes.

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     (BNY Mellon National Municipal Money Market Fund only) The Fund anticipates being as fully invested as practicable in Municipal Securities. Although the Fund's goal is to provide income exempt from Federal personal income taxes, it may invest up to 20% of its net assets in money market obligations that pay income subject to Federal personal income taxes.

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     Because each Municipal Bond Fund's goal is to provide income exempt from Federal (and any applicable state) income tax, it will invest in taxable obligations only if and when the Investment Adviser believes it would be in the best interests of the Fund's shareholders to do so. Situations in which a Fund may invest in taxable obligations include: (a) pending investment of proceeds of sales of shares of the Funds or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. A Fund may temporarily invest more than 20% of its net assets in Federally taxable obligations to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. Under such circumstances, a Fund may invest in the kinds of taxable obligations described above under "Money Market Instruments."

     Dividends paid by a Fund that are attributable to income earned by the Fund from taxable obligations will be taxable to investors. See "Dividends, Distributions and Taxes."

     Variable and Floating Rate Securities. The relevant Funds may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that a Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate, which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, as determined by the Investment Adviser, must be equivalent to the quality standard prescribed for the Fund. In addition, the Investment Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

     Warrants. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time.

     Zero Coupon, Pay-In-Kind and Step-Up Securities. Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). Pay-in-kind securities are bonds that generally pay interest through the issuance of additional bonds. Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, a Fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The Code requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income tax, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy this distribution requirement. See "Dividends, Distributions and Taxes."

Investment Techniques

     In addition to the principal investment strategies discussed in the relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus, to the extent indicated above under "The Funds and Their Investments," a Fund may utilize the investment techniques described below. A Fund might not use any of these strategies and there can be no assurance that any strategy that is used will succeed. A Fund's use of certain of these investment techniques may give rise to taxable income.

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     Borrowing Money. The Funds are permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund, except BNY Mellon Municipal Opportunities Fund, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments. BNY Mellon Municipal

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Opportunities Fund also may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

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     Leverage. (BNY Mellon Municipal Opportunities Fund only) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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     Reverse Repurchase Agreements. The relevant Funds may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. To the extent a Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for reverse repurchase agreement transactions, the relevant Funds' borrowings generally will be unsecured.

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     Foreign Currency Transactions. (BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, International Equity Funds, BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon Balanced Fund only) The Funds may engage in currency exchange transactions on a spot or forward basis. The Fund may exchange foreign currency on a spot basis at the spot rate then prevailing for purchasing or selling foreign currencies in the foreign exchange market.

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     A Fund may also enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or portfolio positions in order to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. For example, when a Fund anticipates purchasing or selling a security denominated in a foreign currency, a Fund may enter into a forward contract in order to set the exchange rate at which the transaction will be made. A Fund may also enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities positions denominated in that currency.

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     Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses if currencies do not perform as the Investment Adviser anticipates. There is no assurance that the Fund's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

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     Foreign Currency Strategies – Special Considerations. The relevant Funds may enter into various financial contracts (such as interest rate, index and foreign currency futures contracts) and options

(such as options on U.S. and foreign securities or indices of such securities, foreign currencies and futures contracts), forward currency contracts and interest rate and currency swaps, collars and floors, to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund may seek to hedge against changes in the value of particular currency by using various techniques. In some such cases, a Fund may hedge against price movements in that currency by entering into transactions using futures contracts, options, forward currency contracts and currency swaps, collars and floors. Such transaction may involve another currency or a basket of currencies, the values of which the Investment Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the costs associated with such transactions, including the prices of the underlying currencies, will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

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     The value of such transactions involving foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. A Fund's success in these transactions may depend on the ability of the Investment Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency transactions, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

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     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Forward Contracts. A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against future movements in foreign exchange rates. A Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

     Forward contracts may serve as long hedges – for example, a Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges – for example, a Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from anticipated dividend or interest payments denominated in a foreign currency. The Investment Adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the Investment Adviser believes will bear a positive correlation to the value of the currency being hedged.

     The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward contract at any time prior to maturity. In either event, a Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities measured in the foreign currency will change after the forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

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     Forward Roll Transactions. (Taxable Bond Funds and BNY Mellon Municipal Opportunities Fund only) To enhance current income, the Taxable Bond Funds may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, a Fund sells mortgage-related securities to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools or mortgages with different pre-payment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, typically repurchase agreements, and the income from these investments, together with any additional fee income received on the sale is expected to generate income for a Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the purchase price of those securities. A Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

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     The Taxable Bond Funds and BNY Mellon Municipal Opportunities Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-related securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The mortgage-related securities that are purchased will be of the same type and will have the same interest rate as those securities sold, but generally will be supported by different pools of mortgages with different prepayment histories than those sold. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower prices of the future purchase, as well as by any interest earned on the proceeds

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of the securities sold. The Fund could be compensated also through the receipt of fee income equivalent to a lower forward price. The dollar rolls entered into by the Fund normally will be "covered." A covered roll is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the related dollar roll transaction. Covered rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of a Fund's borrowings and other senior securities.

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Futures, Options and Other Derivative Instruments.

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     General. The relevant Funds may invest in, or enter into, derivatives ("Derivative Instruments") for a variety of reasons, including as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivative Instruments may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. The Funds (as indicated) may invest in options contracts, futures contracts, options on futures contracts and swap transactions. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

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     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If a Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intend to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Distributions and Taxes."

     Neither the Trust nor any of the Funds will be a commodity pool. The Trust has filed notice with the CFTC and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Trust nor any Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

     Special Risks. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments may depend on the ability of the Investment Adviser not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Investment Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, a Fund could suffer a loss. In either such case, a Fund would have been in a better position had it not attempted to hedge at all.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a

Fund was unable to close out its position in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

     (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected, and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

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     Cover for Derivative Instruments. Some Derivative Instruments a Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage could increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to "cover" the Fund's obligations relating to its transactions in Derivative Instruments. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

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     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts or as cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Futures Contracts and Options on Futures Contracts. When a Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the security underlying the futures contract at a specified time in the future for a specified price. When a Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the security underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

     When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If a Fund writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

     The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

     Futures strategies also can be used to manage the average duration of a Fund's fixed income portfolio. If the Investment Adviser wishes to shorten the average duration of a Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If the Investment Adviser wishes to lengthen the average duration of a Fund's fixed income portfolio, the Fund may buy an interest rate futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" consisting of cash or U.S. government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Funds intend to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

     Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

     The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, a Fund would expect to suffer a loss.

     Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the investment at less than its market value unless the option is closed out in an offsetting transaction.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the investment at more than its market value.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and a Fund would experience losses to the extent of premiums paid for them.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction. A Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. A Fund, except BNY Mellon Income Stock Fund, will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

     A Fund, except BNY Mellon Income Stock Fund, will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the Fund's net assets, taken at market value. However, if an OTC option is sold by a Fund to a primary U.S. government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the price at which the option can be exercised). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

     Generally, the OTC debt and foreign currency options used by a Fund are European style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American style options, which are exercisable at any time prior to the expiration date of the option.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised. A Fund may write only covered call options on securities. A call option is covered if a Fund owns the underlying security or a call option on the same security with a lower strike price, or otherwise covers the transaction by segregating permissible liquid assets.

     The relevant Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the OTC market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     Municipal Bond Index and Interest Rate Futures Contracts and Options on Municipal Bond Index and Interest Rate Futures Contracts. The relevant Funds may invest in municipal bond index futures contracts and interest rate futures contracts and purchase and sell options on these futures contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. Further, such investments will be made only in unusual circumstances, such as when the Investment Adviser anticipates an extreme change in interest rates or market conditions.

     An interest rate futures contract provides for the future purchase or sale of specified interest rate sensitive debt securities such as United States Treasury bills, bonds and notes, obligations of the GNMA and bank certificates of deposit. Although most interest rate futures contracts require the delivery of the underlying securities, some settle in cash. Each contract designates the price, date, time and place of delivery. Entering into a futures contract to deliver the index or instrument underlying the contract is referred to as entering into a "short" position in the futures contract, whereas entering into a futures contract to take delivery of the index or instrument is referred to as entering into a "long" position in the futures contract. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made.

     The purpose of the acquisition or sale of a municipal bond index futures contract by a Fund, as the holder of long-term municipal securities, is to protect the Fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

     Unlike the purchase or sale of a Municipal Obligation, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

     There are several risks in connection with the use of a municipal bond index or interest rate futures contract as a hedging device. There can be no assurance that there will be a correlation between movements in the price of the underlying instruments of the municipal bond index and movements in the price of the Municipal Obligations which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the municipal bond index or interest rate futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

     Although the Funds intend to purchase or sell municipal bond index and interest rate futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Obligations will, in fact, correlate with the price movements in the municipal bond index or interest rate futures contract and thus provide an offset to losses on a futures contract.

     If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Obligations held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the Municipal Obligations it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     The ability of a Fund to trade in municipal bond index or interest rate futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code applicable to regulated investment companies. See "Dividends, Distributions and Taxes" below.

     The relevant Funds may purchase put and call options on municipal bond index or interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund will sell put and call options on interest rate futures contracts only as part of closing sale transactions to terminate its options positions. There is no guarantee that such closing transactions can be effected.

     A put or call on a municipal bond index or interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a short or long position, respectively, in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on both municipal bond index and interest rate futures contracts. The Funds will sell options on these futures contracts only as part of closing purchase transactions to terminate its options position, although no assurance can be given that closing transactions can be effected.

     A Fund may purchase options when the Investment Adviser believes that interest rates will increase and consequently the value of the Fund's portfolio securities will decrease. A Fund may enter into futures contracts to buy an index or debt security or may purchase call options when the Investment Adviser anticipates purchasing portfolio securities at a time of declining interest rates.

     Options on municipal bond index or interest rate futures contracts, as contrasted with the direct investment in such contracts, gives the purchaser the right, in return for the premium paid, to assume a position in such contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

     There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, a Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by the Investment Adviser, which could prove to be inaccurate. Even if the Investment Adviser's expectations are correct there may be an imperfect correlation between the change in the value of the options and of a Fund's portfolio securities.

     The Funds may not enter into futures contracts or purchase options on futures contracts if, immediately thereafter, the sum of the amount of margin deposits on the Funds' existing futures contracts and premiums paid for options would exceed 5% of the value of a Fund's total assets, after taking into account unrealized profits and losses on any existing contracts.

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     Any income earned by the Funds from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made by the Municipal Bond Funds only in certain circumstances, such as when the Investment Adviser believes there is an investment opportunity or anticipates an extreme change in interest rates or market conditions.

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     Swaps, Interest Rate Locks, Caps, Collars and Floors. The relevant Funds may enter into swaps for both hedging purposes and to seek to increase total return.

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     Swap agreements, including interest rate, equity index and currency swaps, caps, collars and floors, may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based on an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names.

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     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent

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that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

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     The Municipal Bond Funds also may enter into interest rate lock transactions. In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Treasury or municipal bond. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. A rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

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     In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Treasury or municipal bond. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. A rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

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     The Fund will set aside cash or appropriate liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, enters into an interest rate lock agreement, or writes a cap, collar or floor, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

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     The most important factor in the performance of swap agreements is the change in the specific interest rate, currency or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

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     A Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Investment Adviser to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

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     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the position being hedged.

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     A Fund will enter into swap transactions only when the Investment Adviser believes it would be in the best interests of the Fund's shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

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     The Funds understand that it is the position of the SEC staff that assets involved in swap transactions are illiquid and, therefore, are subject to the limitations on illiquid investments.

     Future Developments. A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts, swaps and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

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     Securities Lending. Each Fund may lend securities from its portfolio to brokers, dealers and other financial organizations needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Each Fund may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

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     Short-Selling. (BNY Mellon U.S. Core Equity 130/30 Fund, International Equity Funds, BNY Mellon Short-Term Government Securities Fund and BNY Mellon Municipal Opportunities Fund only) In these transactions, a Fund sells securities it does not own in anticipation of a decline in the market value of the security. A Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

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     Normally, BNY Mellon U.S. Core Equity 130/30 Fund will hold short positions equal in value to approximately 30% of the Fund's assets; however, the Fund's short positions may range in value from approximately 25% to 35% of the Fund's assets. With respect to each other Fund, securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. A Fund, other than BNY Mellon U.S. Core Equity 130/30 Fund, may not make a short sale that results in the Fund having sold short in the aggregate more

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than 5% of the outstanding securities of any class of an issuer. A Fund also may make short sales "against the box," in which a Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale. With respect to each Fund other than BNY Mellon U.S. Core Equity 130/30 Fund, at no time will more than 15% of the value of such Fund's net assets be in deposits on short sales against the box.

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     Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

     Forward Commitment and When-Issued Securities and Delayed Delivery Transactions. New issues of U.S. Treasury, other government securities and Municipal Obligations are often offered on a forward commitment or when-issued basis. This means that delivery and payment for the securities normally will take place in the future after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a forward commitment or when-issued basis are each fixed at the time the buyer enters into the commitment. A Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Permissible liquid assets having a market value equal to the amount of the above commitments will be segregated on each Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on each Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

     When payment for forward commitment or when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of such forward commitment or when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

     To secure advantageous prices or yields, a Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. A Fund will segregate permissible liquid assets in an amount at least equal at all times to the amounts of its delayed delivery commitments.

     Municipal Obligations or other securities purchased on a forward commitment, when-issued or delayed-delivery basis and the securities held by a Fund are subject to changes in market value based upon the public's perception of changes in the creditworthiness of the issuer and the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a forward commitment, when-issued or delayed-delivery basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

     Stand-by Commitments. Each Municipal Bond Fund and Money Market Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. A Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. A Fund (other than a Money Market Fund) also may acquire call options on specific Municipal Obligations. A Fund generally would purchase these call options to protect a Fund from the issuer of the related Municipal Obligation redeeming, or other holder of the call option from calling away, the Municipal Obligation before maturity. The sale by a Fund of a call option that it owns on a specific Municipal Obligation could result in its receipt of taxable income.

Special Factors Affecting the Funds

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     Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, a Fund may invest in securities of companies with which an affiliate of The Bank of New York Mellon Corporation ("BNY Mellon"), Dreyfus' parent company, has a lending relationship.

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     Credit Enhancements. Certain instruments in which the relevant Funds may invest, including floating rate securities, tender option bonds, custodial receipts, variable amount master demand notes, municipal lease obligations or certificates of participation in municipal lease obligations and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks or insurance companies, whose credit quality ratings are judged by the Investment Adviser to be comparable in quality to the two highest quality ratings of the Rating Agencies. Changes in the credit quality of banks, broker-dealers and other financial institutions that provide such credit or liquidity enhancements to a Fund's portfolio securities could cause losses to the Fund, affect its liquidity and affect its share price.

     Equity Securities. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

     The prices of securities of small- and mid-capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

     Fixed-Income Securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Securities rated Baa by Moody's and BBB by S&P and Fitch, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix C" for a summary of the Rating Agencies' ratings.

     Foreign Securities. Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income a Fund has available for distribution. Because a portion of a Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, by investing in foreign securities a Fund will be subject to additional risks which include: possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

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     The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the Investment Adviser and its affiliates and its clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the Fund's performance and may adversely affect the liquidity of the Fund's investment to the

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extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rate have had, and may continue to have, negative effects on the economies and securities markets of certain emerging markets countries.

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     Foreign Government Obligations and Securities of Supranational Entities. Investing in foreign sovereign debt securities creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain emerging market countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements. Sovereign obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payment in accordance with the terms of such Brady Bonds. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

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     Lower-Rated Bonds. See "Appendix C" for a general description of the Rating Agencies' ratings of debt obligations. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Funds will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

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     After being purchased by a Fund, the rating of an obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the obligation may default on its obligations, and neither event will require the sale of such obligation by a Fund. In addition, BNY Mellon Municipal Opportunities Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade. You should be aware that the market values of bonds below investment grade tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

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     Because there may be no established retail secondary market for some of these securities, it is possible that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

     Lower-rated bonds may be particularly susceptible to economic downturns. It is likely that any economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

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     A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. None of the Funds has any arrangement with any person concerning the acquisition of such securities, and the Investment Adviser will review carefully the credit and other characteristics pertinent to such new issues.

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     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds. Zero coupon, or delayed interest bonds, carry an additional risk in that unlike an investment in bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of the bonds are sold, and if the issuer defaults, the Fund may obtain no return at all on its investment.

     Mortgage-Related Securities. Mortgage-related securities can be complex Derivative Instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

     In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by a Fund, such as inverse floating rate collateral mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to a Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments of a Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

     Municipal Obligations. The relevant Funds may invest more than 25% of the value of their total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, a Fund may be subject to greater risk as compared to a fund that does not follow this practice.

     Certain municipal lease obligations in which a Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease obligation that is unrated, the Investment Adviser will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property. A Money Market Fund will only purchase municipal lease obligations subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.

     Certain Code provisions relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by a Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in a Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by a Fund so as to adversely affect its shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in its structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, a Fund would treat that security as a permissible Taxable Investment within the applicable limits set forth herein.

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     Pennsylvania Municipal Obligations and Massachusetts Municipal Obligations. An investor in BNY Mellon Pennsylvania Intermediate Municipal Bond Fund should consider carefully the special risks inherent in its investment in Pennsylvania Municipal Obligations, as described in "Appendix A," and an investor in BNY Mellon Massachusetts Intermediate Municipal Bond Fund should consider carefully the special risks inherent in its investment in Massachusetts Municipal Obligations, as described in "Appendix B".

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     Portfolio Maturity and Duration. (Taxable Bond Funds, other than BNY Mellon Bond Fund, and Municipal Bond Funds only) Under normal market conditions, the average effective portfolio maturity is generally expected to be between three and ten years, with respect to BNY Mellon Intermediate Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund, and less than three years, with respect to Mellon Short-Term U.S. Government Securities Fund and BNY Mellon National Short-Term Municipal Bond Fund. BNY Mellon Municipal Opportunities Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of BNY Mellon Municipal Opportunities Fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates. For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Investment Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Investment Adviser may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

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     Portfolio Securities. The average distribution of investments in corporate bonds (excluding preferred stock, convertible preferred stock and convertible bonds) by ratings for BNY Mellon Bond Fund and BNY Mellon Intermediate Bond Fund for the fiscal year ended August 31, 2008, computed monthly on a dollar-weighted basis, was as follows:

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BNY Mellon Bond Fund

Fitch	or	Moody's	or	S&P	Percentage

AAA		Aaa		AAA	79.30%
AA		Aa		AA	4.90%
A		A		A	9.80%
BBB		Baa		BBB	6.00%
BB		Bb		BB	0.10%

Total					100.10%[1]

[1] The Fund's net cash position on August 31, 2008 was -0.10%.
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BNY Mellon Intermediate Bond Fund

Fitch	or	Moody's	or	S&P	Percentage

AAA		Aaa		AAA	67.50%
AA		Aa		AA	10.60%
A		A		A	13.50%
BBB		Baa		BBB	9.30%

Total					100.90%[2]

[2] The Fund's net cash position on August 31, 2008 was -0.90%.
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     The average distribution of investments (at value) in Municipal Obligations or Municipal Securities by ratings for each of the Municipal Bond Funds indicated below and for BNY Mellon National Municipal Money Market Fund for the fiscal year ended August 31, 2008, computed on a monthly basis, was as follows:

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BNY Mellon National Intermediate Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage

AAA		Aaa		AAA	51.60%
AA		Aa		AA	26.10%
A		A		A	5.80%
BBB		Baa		BBB	14.00%
F-1		MIG 1, P-1		SP-1, A-1	2.40%
Not Rated		Not Rated		Not Rated	__0.10%[3]

Total					100.00%

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3	Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to securities in the following rating category: BBB/Baa (0.10%).

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BNY Mellon National Short-Term Municipal Bond Fund

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Fitch	or	Moody's	or	S&P	Percentage

AAA		Aaa		AAA	43.80%
AA		Aa		AA	16.10%
A		A		A	13.20%
BBB		Baa		BBB	17.40%
BB		Ba		BB	0.10%
F-1		MIG 1, P-1		SP-2, A-2	8.10%
Not Rated		Not Rated		Not Rated	1.30%[4]

Total					100.00%

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4	Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to securities in the following rating categories: AA/Aa (0.90%) and BBB/Baa (0.40%).

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BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage

AAA		Aaa		AAA	68.30%
AA		Aa		AA	12.30%
A		A		A	5.90%
BBB		Baa		BBB	13.10%
F-1		MIG 1, P-1		SP-1, A-1	0.40%

Total					100.00%

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Fitch	or	Moody's	or	S&P	Percentage

AAA		Aaa		AAA	58.30%
AA		Aa		AA	24.50%
A		A		A	6.90%
BBB		Baa		BBB	8.60%
BB		Ba		BB	0.10%
F-1		MIG 1, P-1		AP-1, A-1	1.60%

Total					100.00%

BNY Mellon National Municipal Money Market Fund

Fitch	or	Moody's	or	S&P	Percentage

F-1+/F-1		P-1		A-1+/A-1	93.30%
AAA/AA		Aaa/Aa		AAA/AA	6.20%
F-2+/F-2		P-2		A-2+/A-2	0.10%
Not Rated		Not Rated		Not Rated	0.40%[5]

Total					100.00%

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5	Those securities which are not rated have been determined by the Investment Adviser to be of comparable quality to securities in the following rating category: MIG 1/VMIG 1 (0.40%).

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     The actual distribution of a Fund's investment in such securities by ratings on any given date will vary. In addition, the distribution of a Fund's investments by rating as set forth above should not be considered as representative of that Fund's future portfolio composition.

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     BNY Mellon Municipal Opportunities Fund commenced operations on October 15, 2008, and therefore no information is provided on the average distribution of investments (at value) in Municipal Obligations or Municipal Securities by ratings for the Fund.

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     Ratings as Investment Criteria. The ratings of the Rating Agencies represent the opinions of these agencies as to the quality of obligations that they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of the Investment Adviser to evaluate potential investments. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general

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economic trends. Further information concerning the ratings of the Rating Agencies and their significance is contained in "Appendix C" to this SAI.

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     After being purchased by a Fund (other than a Money Market Fund), the rating of an obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the obligation may default on its obligations. Although neither event will require the sale of such obligation by a Fund, the Investment Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In addition, if a Rating Agency changes its rating system, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies. For a discussion of special risks that are associated with bonds not rated investment grade, see "Lower Rated Bonds."

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     If, subsequent to being purchased by a Money Market Fund, (a) an issue of rated Municipal Obligations or Municipal Securities ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one rating organization), or the Board determines that it is no longer of comparable quality; or (b) the Investment Adviser becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Trust's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders, provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Investment Adviser becoming aware of the new rating and the Trust's Board is subsequently notified of the Investment Adviser's action.

Master/Feeder Option

     The Trust may in the future seek to achieve a Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Board determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Funds believe that the Board will not approve an arrangement that is likely to result in higher costs, no assurance is given that risks will be materially reduced if this option is implemented.

Investment Restrictions

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     Fundamental. The policy of each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations (or other instruments with similar economic characteristics), of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Pennsylvania Municipal Obligations (or other instruments with similar economic characteristics), of BNY Mellon Massachusetts Intermediate Municipal Bond Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Massachusetts Municipal Obligations (or other instruments with similar economic characteristics) and of BNY Mellon National Municipal Money Market Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Securities (or other instruments with similar economic characteristics) is a fundamental policy of each of the respective Funds (as to each Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund, the "Fundamental Policy"). In addition, the following limitations have

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been adopted by each Fund. Each Fund may not change any of these fundamental investment limitations, and each Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund may not change its Fundamental Policy, without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Each Fund may not:

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The following Investment Restriction No. 1 does not apply to BNY Mellon Money Market Fund:

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     1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

     2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) a Fund may issue multiple classes of shares. The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

     3. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board.

     4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

     6. Purchase or sell commodities, except that a Fund may enter into options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

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     The following fundamental limitation does not apply to BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund:

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     7. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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     With respect to BNY Mellon Money Market Fund only, the following fundamental investment restriction also applies:

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     8. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes, the Fund may invest less than 25% of its assets in bank obligations.

     Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same investment objective, policies, and limitations as the Fund.

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     Non-fundamental. With respect to each of the Domestic Equity Funds, BNY Mellon Emerging Markets Fund and each of the Taxable Bond Funds, the relevant Fund's policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, as described in the Class M and Investor Class Prospectus and the Dreyfus Premier Class Prospectus for the relevant Fund (or in other investments with similar economic characteristics as applicable to the relevant Fund) is a non-fundamental policy of each Fund, which may be changed without shareholder approval. However, a Fund will provide shareholders with at least 60 days' notice of any change in its policy to so invest 80% of its net assets. Each Fund has adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions also may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

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     1. Each Fund (other than the Money Market Funds) will not invest more than 15%, and each Money Market Fund will not invest more than 10%, of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, securities which may be resold under Rule 144A under the Act and municipal lease obligations and participations therein, provided that the Board, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

     2. The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

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     3. The Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short. This Investment Restriction has not been adopted with respect to BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Short-Term U.S. Government Securities Fund and BNY Mellon Municipal Opportunities Fund.

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     4. The Fund will not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

     5. The Fund will not purchase any security while borrowings representing more than 5% of such Fund's total assets are outstanding.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act. With respect to fundamental Investment

Restriction No. 2 for each Fund, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

MANAGEMENT OF THE TRUST AND FUNDS

Trustees and Officers of the Trust

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     The Trust's Board is responsible for the management and supervision of each Fund, and approves all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

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BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
The Bank of New York Mellon	Custodian
Trustees of the Trust

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

     The Trust has a Board composed of nine Trustees. Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. The Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk (*).

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Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

*Patrick J. O'Connor[1] (65)	Attorney, Cozen O'Connor since	Board of Consultors of Villanova University School
Chairman of the Board (2000)	1973, including Vice Chairman	of Law, Board Member
	from 1980 and Chief Executive	Temple University, Trustee
	Officer and President from 2002	Philadelphia Police Foundation, Board Member
	until 2007	Philadelphia Children's First Fund, Board Member
American College of Trial Lawyers, Fellow
Historical Society of the United States District Court
for the Eastern District of
Pennsylvania, Director
St. Jude's Children Research Hospital Professional
Advisory Board, Director
Crowley Chemical, Director
Franklin Security Bank, Vice Chair
International Academy of Trial Lawyers, Fellow
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[1]	Mr. O'Connor is considered an "interested person" of the Trust because the law firm of which he is a member, Cozen O'Connor, has represented The Bank of New York Mellon and its affiliates in certain matters.

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Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

John R. Alchin (60)	Retired since 2007	Big Brothers/Big Sisters of Southeastern
Trustee (2008)	Executive of Comcast Corporation, a	Pennsylvania, Director
	cable services provider, from 1990	Polo Ralph Lauren Corporation, a retail clothing and
	to 2007, including Executive Vice-	home furnishings company, Director
	President, Co-Chief Financial	Philadelphia Museum of Art, Board Member
	Officer and Treasurer from 2002 to	Metropolitan AIDS Neighborhood Nutrition
	2007	Alliance, Board Member

Ronald R. Davenport (72)	Chairman of Sheridan Broadcasting	American Urban Radio Networks, Co-Chairman
Trustee (2000)	Corporation since July 1972

John L. Diederich (71)	Chairman of Digital Site Systems,	Continental Mills, a dry baking products company,
Trustee (2000)	Inc., a privately held software	Board Member
	company providing internet service	Pittsburgh Parks Conservancy, Board Member
to the construction materials
industry, since July 1998

Kim D. Kelly (52)	Consultant since 2005	Saint David's School, Trustee
Trustee (2008)		MCG Capital Corp., Director
President, Chief Executive Officer
and a Director of Arroyo Video
Solutions, Inc., a video-on-demand
technology company, from 2004 to
2005

Executive of Insight Communications
Company, Inc., a cable services
provider, from 1990 to 2003,
including President from 2002 to
2003 and Chief Operating Officer
from 1998 to 2003

Kevin C. Phelan (64)	Mortgage Banker, Meredith & Grew,	Greater Boston Chamber of Commerce, Director
Trustee (2000)	Inc. since March 1978, including	Fiduciary Trust Company, Director
	President since 2007 and Executive	Caritas Medical Center, Vice Chairman
	Vice President and Director from	St. Elizabeth's Medical Center of Boston, Board
	March 1998 to September 2007	Member
Providence College, Trustee
Simmons College, Trustee
Newton Country Day School, Chairman of the
Board
Babson College, Board of Visitors
Boston University School of Public Health, Board
of Visitors
Boston Public Library Foundation, Director
Boston Foundation, Director
Boston Municipal Research Bureau, Board
Member
Boys and Girls Club of Boston, Board Member
Boston Capital Real Estate Investment Trust,
Director
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
Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Patrick J. Purcell (61)	Owner, President and Publisher	The American Ireland Fund, an organization that
Trustee (2000)	of The Boston Herald since	raises funds for philanthropic projects in
	February 1994	Ireland, Vice Chairman
The Genesis Fund, an organization that raises
	President and Founder,	funds for the specialized care and treatment of
	jobfind.com, an employment	New England area children born with birth
	search site on the world wide	defects, mental retardation and genetic diseases,
	web, since July 1996	Board Member
United Way of Massachusetts Bay, Board
	President and Chief Executive	Member
	Officer, Herald Media since 2001	Greater Boston Chamber of Commerce, Board
Member

Thomas F. Ryan, Jr. (67)	Retired since April 1999	Boston College, Trustee
Trustee (2000)		Brigham & Women's Hospital, Trustee
	President and Chief Operating Officer	New York State Independent System Operator, a
	of the American Stock Exchange	non-profit organization which administers a
	from October 1995 to April 1999	competitive wholesale market for electricity in
New York State, Director
RepliGen Corporation, a biopharmaceutical
company, Director

Maureen M. Young (63)	Director of the Office of Government	Oakland Planning and Development Corp., Board
Trustee (2000)	Relations at Carnegie Mellon	Member
University from January 2000 to
December 2007
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

     Board members are elected to serve for an indefinite term. The Trust has standing audit, nominating and compensation committees, each comprised of its Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Trust's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Trust's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Trust's nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their respective shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Trust also has, with respect to each Fund, except the Money Market Funds, a standing pricing committee comprised of any one Board member and, with respect to the Money Market Funds, a standing evaluation committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the investments of each Fund, except the Money Market Funds, and the function of the evaluation committee is to assist in valuing the investments of the Money Market Funds. The Trust's audit and pricing committees each met twice, and the nominating and compensation committees each met once, during the fiscal year ended August 31, 2008. The evaluation committee did not meet during the last fiscal year.

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     The table below indicates the dollar range of each Trustee's ownership of Fund shares as of December 31, 2007.

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BNY Mellon Large
	Cap	BNY Mellon Income	BNY Mellon Mid Cap	BNY Mellon Small
Name of Board Member	Stock Fund	Stock Fund	Stock Fund	Cap Stock Fund

John R. Alchin*	None	None	None	None
Ronald R. Davenport	None	None	None	None
John L. Diederich	None	None	None	None
Kim D. Kelly*	None	None	None	None
Patrick J. O'Connor	None	Over $100,000	$50,001-$100,000	Over $100,000
Patrick J. Purcell	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000
Kevin C. Phelan	Over $100,000	None	$50,001-$100,000	None
Thomas F. Ryan, Jr.	None	Over $100,000	None	None
Maureen M. Young	None	None	None	None

		BNY Mellon		BNY Mellon
	BNY Mellon	Emerging Markets	BNY Mellon Bond	Intermediate Bond
Name of Board Member	International Fund	Fund	Fund	Fund

John R. Alchin*	None	None	None	None
Ronald R. Davenport	$50,001-$100,000	None	$10,001-$50,000	None
John L. Diederich	None	None	None	None
Kim D. Kelly*	None	None	None	None
Patrick J. O'Connor	Over $100,000	Over $100,000	None	None
Patrick J. Purcell	$10,001- $50,000	$50,001-$100,000	None	None
Kevin C. Phelan	$10,001- $50,000	$50,001-$100,000	None	None
Thomas F. Ryan, Jr.	None	None	None	None
Maureen M. Young	None	None	None

		BNY Mellon		BNY Mellon
	BNY Mellon	National	BNY Mellon	Pennsylvania
	Short-Term U.S.	Intermediate	National Short-	Intermediate
	Government	Municipal	Term Municipal	Municipal Bond
Name of Board Member	Securities Fund	Bond Fund	Bond Fund	Fund

John R. Alchin*	None	None	None	None
Ronald R. Davenport	$10,001-$50,000	None	None	None
John L. Diederich	None	None	None	Over $100,000
Kim D. Kelly*	None	None	None	None
Patrick J. O'Connor	None	None	None	None
Patrick J. Purcell	None	None	None	None
Kevin C. Phelan	None	None	None	None
Thomas F. Ryan, Jr.	None	None	None	None
Maureen M. Young	None	None	None	None

* John R. Alchin and Kim D. Kelly became Trustees of the Trust on September 15, 2008.

BNY Mellon
Massachusetts
	Intermediate Municipal	BNY Mellon	BNY Mellon U.S. Core
Name of Board Member	Bond Fund	Balanced Fund	Equity 130/30 Fund

John R. Alchin*	None	None	None
Ronald R. Davenport	None	None	None
John L. Diederich	None	None	None
Kim D. Kelly*	None	None	None
Patrick J. O'Connor	None	None	None
Patrick J. Purcell	None	None	None
Kevin C. Phelan	None	None	None
Thomas F. Ryan, Jr.	None	None	None
Maureen M. Young	None	None	None

		BNY Mellon National	Aggregate Holdings of
	BNY Mellon Money	Municipal Money	Funds in the
Name of Board Member	Market Fund	Market Fund	BNY Mellon Funds

John R. Alchin*	None	None	None
Ronald R. Davenport	None	None	Over $100,000
John L. Diederich	None	None	Over $100,000
Kim D. Kelly*	None	None	$10,001-$50,000**
Patrick J. O'Connor	None	None	Over $100,000
Patrick J. Purcell	None	None	Over $100,000
Kevin C. Phelan	None	None	Over $100,000
Thomas F. Ryan, Jr.	None	None	Over $100,000
Maureen M. Young	None	None	None
*	John R. Alchin and Kim D. Kelly became Trustees of the Trust on September 15, 2008.

**	Represents Kim D. Kelly's ownership of shares as of September 30, 2008 in BNY Mellon International Appreciate Fund (the "International Appreciation Fund"), which became a series of the Trust as of the close of business on September 12, 2008. The International Appreciation Fund is covered by a separate Statement of Additional Information.


     As BNY Mellon Municipal Opportunities Fund had not offered its shares prior to October 15, 2008, none of the Trustees owned any shares of BNY Mellon Municipal Opportunities Fund.


     As of December 31, 2007, none of the Trustees who is not an "interested person" of the Trust, as defined in the 1940 Act, or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus or the Distributor.


     Currently, the Trust pays its Board members an annual retainer of $68,000 and fees of $7,500 per meeting attended and $500 per telephone meeting participated in and reimburses them for their expenses. The Chairman of the Board receives an additional annual retainer of $15,000 and the Chairman of the Trust's Audit Committee receives an additional annual retainer of $10,000. Prior to June 1, 2008, the Trust paid its Board members an annual retainer of $48,000 and a fees of $5,000 per meeting attended and $500 per telephone meeting participated in and reimbursed them for their expenses. At that time, the Chairman of the Board received an additional annual retainer of $10,000 and the Chairman of the Trust's Audit Committee received an additional annual retainer of $8,000.



     The aggregate amount of compensation paid to each Board member by the Trust during the fiscal year ended August 31, 2008 for all Funds comprising the Trust was as follows:

Name of Trustee	Aggregate Compensation From the Trust#

John R. Alchin	-0-##
Ronald R. Davenport	$75,000
John L. Diederich	$75,000
Kim D. Kelly	-0-##
Patrick J. O'Connor	$90,500
Kevin C. Phelan	$75,000
Patrick J. Purcell	$75,000
Thomas F. Ryan Jr.	$80,500
Maureen M. Young	$75,000

# Amount does not include expenses reimbursed by the Trust to Board members for attending Board meetings, which in the aggregate amounted to $28,304 for the Trust.


## John R. Alchin and Kim D. Kelly became Trustees of the Trust on September 15, 2008.


Officers of the Trust


     CHRISTOPHER E. SHELDON, President since September 2006. As director of Investment Strategy for BNY Mellon Wealth Management (formerly, Mellon's Private Wealth Management group) since April 2003, Mr. Sheldon manages the analysis and development of investment and asset allocation strategies and oversees investment product research. He also oversaw the alternative investment groups from June 2006 to September 2008. Prior to assuming his current position, Mr. Sheldon was West Coast managing director of Mellon's Private Wealth Management group from 2001-2003. He was previously a Vice President of the Trust. He is 44 years old and has been employed by BNY Mellon since January 1995.


     MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He was previously Assistant Secretary of the Trust. He is 48 years old and has been an employee of Dreyfus since October 1991.


     JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of Dreyfus, and an officer of 78 Investment Companies (comprised of 201 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since April 1985.


     JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since December 1996.


     JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. She is 53 years old and has been an employee of Dreyfus since October 1988.


     JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 47 years old and has been an employee of Dreyfus since June 2000.



     JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. She is 46 years old and has been an employee of Dreyfus since February 1984.


     JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since February 1991.


     ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 56 years old and has been an employee of Dreyfus since May 1986.


     JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He was previously Secretary of the Trust. He is 43 years old and has been an employee of Dreyfus since October 1990.


     RICHARD CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager - Money Market and Municipal Bond Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since October 1982.


     GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager - Investment Accounting and Support Department of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since April 1991.


     ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting Manager -Money Market Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since October 1988.


     ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager --Equity Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since June 1989.


     ROBERT J. SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager -- Equity Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since November 1990.


     WILLIAM G. GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of the Distributor since October 1998.


     JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon Bank N.A.'s Custody, Fund Accounting and Fund Administration services to third-



party mutual fund clients. He is 51 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.


     The address of each Trustee and officer of the Trust is 200 Park Avenue, New York, New York 10166.


     The Trust's Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on December 4, 2008. See "Information About the Trust and Funds" for a list of shareholders known by the Trust to own of record 5% or more of a Fund's outstanding voting securities as of December 4, 2008.


MANAGEMENT ARRANGEMENTS


     Investment Adviser. BNY Mellon Fund Advisers is a division of Dreyfus, a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.


     Pursuant to an Investment Advisory Agreement with the Trust (the "Investment Advisory Agreement"), the Investment Adviser provides investment management services to each Fund, including the day-to-day management of the Fund's investments. The Investment Advisory Agreement will continue from year to year as to each Fund, and is subject to annual approval by (i) the Trust's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to BNY Mellon Municipal Opportunities Fund will continue for its initial term until June 1, 2010, and thereafter is subject to annual approval as described above. The Trust may terminate the Investment Advisory Agreement with respect to each Fund upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to the Investment Adviser. The Investment Adviser may terminate the Investment Advisory Agreement upon 60 days' written notice to the Trust. The Investment Advisory Agreement will terminate immediately and automatically upon its assignment.


     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Jill Gill, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O'Hanley III and Scott E. Wennerholm, directors.


     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with issuers of securities purchased by a Fund. The Investment Adviser has informed the Trust that in making investment decisions for a Fund it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.


     The Investment Adviser may pay the Distributor for shareholder services from the Investment Adviser's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents") in respect of these services. The Investment Adviser may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     The Trust, the Investment Adviser and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects the personal securities transactions of the Investment Adviser's employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Investment Adviser. In that regard, portfolio managers and other investment personnel of the Investment Adviser must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


     Each of the Funds has agreed to pay the Investment Adviser an investment advisory fee at the annual rate set forth in the table below.

Investment advisory fee
(as a percentage of
Funds	average daily net assets)

BNY Mellon Large Cap Stock Fund	0.65%
BNY Mellon Income Stock Fund	0.65%
BNY Mellon Mid Cap Stock Fund	0.75%
BNY Mellon Small Cap Stock Fund	0.85%
BNY Mellon U.S. Core Equity 130/30 Fund	0.80%
BNY Mellon International Fund	0.85%
BNY Mellon Emerging Markets Fund	1.15%
BNY Mellon Bond Fund	0.40%
BNY Mellon Intermediate Bond Fund	0.40%
BNY Mellon Short-Term U.S. Government Securities Fund	0.35%
BNY Mellon National Intermediate Municipal Bond Fund	0.35%
BNY Mellon National Short-Term Municipal Bond Fund	0.35%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	0.50%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%
BNY Mellon Municipal Opportunities Fund	0.50%
BNY Mellon Balanced Fund	*
BNY Mellon Money Market Fund	0.15%

BNY Mellon National Municipal Money Market Fund	0.15%

*	The BNY Mellon Balanced Fund has agreed to pay an investment advisory fee of 0.65% applied to direct investment in equity securities, 0.40% to direct investment in debt securities and 0.15% to investments in money market instruments and the underlying funds that it invests in.


     For the fiscal years ended August 31, 2006, 2007 and 2008 (except as indicated), the investment advisory fees payable by each Fund to the Investment Adviser, the amounts waived by the Investment Adviser and the net investment advisory fees paid by the Funds were as follows:


	Investment Advisory Fee Expenses

Funds	2006	2007	2008

BNY Mellon Large Cap Stock Fund	$11,669,736	$12,564,644	$12,305,522
BNY Mellon Income Stock Fund	$ 2,653,368	$ 2,861,657	$ 1,916,329
BNY Mellon Mid Cap Stock Fund	$11,991,968	$12,783,013	$12,489,757
BNY Mellon Small Cap Stock Fund	$ 6,207,747	$ 5,722,719	$ 5,442,837
BNY Mellon U.S. Core Equity 130/30 Fund		$ 11,185[1]	$ 885,522
BNY Mellon International Fund	$18,493,896	$23,536,968	$20,746,942
BNY Mellon Emerging Markets Fund	$16,627,426	$16,487,063	$16,102,369
BNY Mellon Bond Fund	$ 3,402,279	$ 3,641,057	$ 3,945,186
BNY Mellon Intermediate Bond Fund	$ 2,391,765	$ 2,753,922	$ 3,174,533
BNY Mellon Short-Term U.S. Government	$ 514,852	$ 445,081	$ 460,791
Securities Fund
BNY Mellon National Intermediate	$ 2,757,699	$3,150,757	$ 3,594,243
Municipal Bond Fund
BNY Mellon National Short-Term	$ 644,586	$ 528,293	$ 563,818
Municipal Bond Fund
BNY Mellon Pennsylvania Intermediate	$ 3,181,645	$3,124,144	$ 3,001,076
Municipal Bond Fund
BNY Mellon Massachusetts Intermediate	$ 936,421	$1,162,568	$1,303,554
Municipal Bond Fund
BNY Mellon Municipal Opportunities	-	-	-
Fund[2]
BNY Mellon Balanced Fund	$ 1,553,945	$1,593,024	$ 1,529,969
BNY Mellon Money Market Fund	$ 1,070,384	$1,210,136	$ 1,651,080
BNY Mellon National Municipal Money	$ 1,076,777	$1,389,887	$ 2,107,923
Market Fund
[1] From August 1, 2007 (commencement of operations) through August 31, 2008.
[2] The Fund commenced operations on October 15, 2008.
Reduction In Investment Advisory Fee Expenses

Funds	2006	2007	2008

BNY Mellon Large Cap Stock Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Income Stock Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Mid Cap Stock Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Small Cap Stock Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon U.S. Core Equity 130/30 Fund	-	$11,185[1]	$64,823
BNY Mellon International Fund	$ - 0 -	$ - 0 -	$814,495
BNY Mellon Emerging Markets Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Bond Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Intermediate Bond Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Short-Term U.S. Government	$ - 0 -	$ - 0 -	$ - 0 -
Securities Fund
BNY Mellon National Intermediate	$ - 0 -	$ - 0 -	$ - 0 -
Municipal Bond Fund
BNY Mellon National Short-Term	$ - 0 -	$ - 0 -	$ - 0 -
Municipal Bond Fund

Reduction In Investment Advisory Fee Expenses

Funds	2006	2007	2008

BNY Mellon Pennsylvania Intermediate	$ - 0 -	$ - 0 -	$ - 0 -
Municipal Bond Fund
BNY Mellon Massachusetts Intermediate	$103,228	$90,012	$8,306
Municipal Bond Fund
BNY Mellon Municipal Opportunities	-	-	-
Fund[2]
BNY Mellon Balanced Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon Money Market Fund	$ - 0 -	$ - 0 -	$ - 0 -
BNY Mellon National Municipal Money	$ - 0 -	$ - 0 -	$ - 0 -
Market Fund
[1] From August 1, 2007 (commencement of operations) through August 31, 2008.
[2] The Fund commenced operations on October 15, 2008.

Net Investment Advisory Fee Expenses

Funds	2006	2007	2008

BNY Mellon Large Cap Stock Fund	$11,669,736	$12,564,644	$12,305,522
BNY Mellon Income Stock Fund	$ 2,653,368	$ 2,861,657	$ 1,916,329
BNY Mellon Mid Cap Stock Fund	$11,991,968	$12,783,013	$12,489,757
BNY Mellon Small Cap Stock Fund	$ 6,207,747	$ 5,722,719	$ 5,442,837
BNY Mellon U.S. Core Equity 130/30 Fund	-	$ -0-[1]	$ 820,699
BNY Mellon International Fund	$18,493,896	$23,536,968	$19,932,447
BNY Mellon Emerging Markets Fund	$16,627,426	$16,487,063	$16,102,369
BNY Mellon Bond Fund	$ 3,402,279	$ 3,641,057	$ 3,945,186
BNY Mellon Intermediate Bond Fund	$ 2,391,765	$ 2,753,922	$ 3,174,533
BNY Mellon Short-Term U.S. Government	$ 514,852	$ 445,081	$ 460,791
Securities Fund
BNY Mellon National Intermediate	$ 2,757,699	$ 3,150,757	$ 3,594,243
Municipal Bond Fund
BNY Mellon National Short-Term	$ 644,586	$ 528,293	$ 563,818
Municipal Bond Fund
BNY Mellon Pennsylvania Intermediate	$ 3,181,645	$ 3,124,144	$ 3,001,076
Municipal Bond Fund
BNY Mellon Massachusetts Intermediate	$ 833,193	$ 1,072,556	$ 1,295,248
Municipal Bond Fund
BNY Mellon Municipal Opportunities	-	-	-
Fund[2]
BNY Mellon Balanced Fund	$ 1,553,945	$ 1,593,024	$ 1,529,969
BNY Mellon Money Market Fund	$ 1,070,384	$ 1,210,136	$ 1,651,080
BNY Mellon National Municipal Money Market Fund	$ 1,076,777	$ 1,389,887	$ 2,107,923

1 From August 1, 2007 (commencement of operations) through August 31, 2008.
2 The Fund commenced operations on October 15, 2008.


     The aggregate of the fees paid to the Investment Adviser for each Fund is not subject to reduction as the value of the Fund's net assets increases.


     Administration Agreement. The Bank of New York Mellon serves as administrator for the Funds pursuant to an Administration Agreement with the Trust. Pursuant to the Administration Agreement, The Bank of New York Mellon: supplies office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, internal executive and administrative services, stationery and office supplies; prepares reports to shareholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; pays for transfer agency services; calculates the net asset value of Fund shares; and generally assists in all aspects of Fund operations. The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain of these administrative services.


     The Funds' administration fee is calculated from the following administration fee schedule based on the level of assets of the funds in the Trust, in the aggregate:

Total Assets	Annual Fee

$0 to $6 billion	0.15%
Greater than $6 billion to $12 billion	0.12%
Greater than $12 billion	0.10%


     For the fiscal years ended August 31, 2006, 2007 and 2008 (except as indicated), the administration fees paid by each Fund to the Administrator were as follows:

	Administration Fees Paid

Funds	2006	2007	2008

BNY Mellon Large Cap Stock Fund	$2,361,393	$2,485,173	$2,412,711
BNY Mellon Income Stock Fund	$ 536,917	$ 566,173	$ 375,506
BNY Mellon Mid Cap Stock Fund	$2,102,697	$2,191,124	$2,122,210
BNY Mellon Small Cap Stock Fund	$ 960,883	$ 865,740	$ 816,080
BNY Mellon U.S. Core Equity 130/30 Fund	-	$ 1,790[1]	$ 141,232
BNY Mellon International Fund	$2,860,520	$3,559,728	$3,109,931
BNY Mellon Emerging Markets Fund	$1,901,619	$1,843,042	$1,784,118
BNY Mellon Bond Fund	$1,118,814	$1,170,550	$1,257,409
BNY Mellon Intermediate Bond Fund	$ 786,376	$ 885,287	$1,011,823
BNY Mellon Short-Term U.S. Government	$ 193,600	$ 165,582	$ 167,839
Securities Fund
BNY Mellon National Intermediate Municipal	$1,036,239	$1,157,330	$1,309,213
Bond Fund
BNY Mellon National Short-Term Municipal	$ 242,386	$ 194,165	$ 205,380
Bond Fund
BNY Mellon Pennsylvania Intermediate	$ 837,138	$ 803,723	$ 765,122
Municipal Bond Fund
BNY Mellon Massachusetts Intermediate	$ 351,770	$ 427,067	$ 474,817
Municipal Bond Fund
BNY Mellon Municipal Opportunities Fund[2]	-	-	-
BNY Mellon Balanced Fund	$ 353,112	$ 357,903	$ 345,402
BNY Mellon Money Market Fund	$ 938,497	$1,037,480	$1,404,284
BNY Mellon National Municipal Money Market	$ 943,936	$1,190,957	$1,792,995
Fund
[1] From August 1, 2007 (commencement of operations) through August 31, 2008.
[2] The Fund commenced operations on October 15, 2008.


     Portfolio Management. The Investment Adviser manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trust's Board. The Investment Adviser is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trust's Board to execute purchases and sales of securities. The Investment Adviser also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Investment Adviser. Certain of the Funds' portfolio managers are employed by BNY Mellon or The Boston Company Asset Management, LLC ("TBCAM"), each an affiliate of the Investment Adviser, as well as Dreyfus. The portfolio managers are compensated by The Bank of New York Mellon or TBCAM, and not by the Investment Adviser or the Funds. The primary portfolio managers of the Funds, except the Money Market Funds, are as follows, and additional portfolio managers, if any, are indicated in parenthesis:

Fund	Portfolio Manager(s)

BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon
BNY Mellon Income Stock Fund	Brian C. Ferguson
BNY Mellon Mid Cap Stock Fund	James C. Wadsworth (Steven A. Mozur)
BNY Mellon Small Cap Stock Fund	Dwight E. Cowden (James C. Wadsworth)
BNY Mellon U.S. Core Equity 130/30 Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon International Fund	D. Kirk Henry and William S. Patzer (Clifford A.
Smith)
BNY Mellon Emerging Markets Fund	D. Kirk Henry and William S. Patzer (Carolyn M.
Kedersha and C. Warren Skillman)
BNY Mellon Bond Fund	John F. Flahive (Timothy J. Sanville)
BNY Mellon Intermediate Bond Fund	John F. Flahive (Timothy J. Sanville)
BNY Mellon Short-Term U.S. Government Securities Fund	Lawrence R. Dunn (John F. Flahive)
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon National Short-Term Municipal Bond Fund	Jeremy N. Baker and Timothy J. Sanville
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Jeremy N. Baker and Mary Collette O'Brien
BNY Mellon Massachusetts Intermediate Municipal Bond	John F. Flahive and Mary Collette O'Brien
Fund
BNY Mellon Municipal Opportunities Fund	John F. Flahive (Gary Crofton)
BNY Mellon Balanced Fund	Sean P. Fitzgibbon and John F. Flahive
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     Portfolio Manager Compensation. (BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, International Equity Funds and the equity portion of BNY Mellon Balanced Fund only) With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term retention incentive awards. Portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. Actual individual awards are determined based on TBCAM’s financial performance, individual investment performance, individual contribution and other qualitative factors.

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     Select senior portfolio managers participate in a more formal structured compensation plan. This plan is designed to compensate our top investment professionals for superior investment performance and business results. It is a two-stage model: an opportunity range is determined based on level of current business (AUM, revenue) and an assessment of long-term business value (growth, retention, development). A significant portion of the opportunity awarded is structured and based upon the one-year, three-year and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate peer groups. Other factors

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considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.) and the asset size and revenue growth or retention of the products managed. In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

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     For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product’s portfolio manager based upon sector contribution and other qualitative factors.

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     All portfolio managers and analysts are also eligible to participate in TBCAM’s Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or BNY Mellon restricted stock (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period based upon the growth in TBCAM’s net income (capped at 20% and with a minimum payout of The Bank of New York Mellon’s 3-year CD rate).

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     Incentive compensation awards are generally subject to management discretion and pool funding availability. Funding for TBCAM’s Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Awards are paid in cash on an annual basis. However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

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     Portfolio Manager Compensation. (BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, Taxable Bond Funds, Municipal Bond Funds and the bond portion of BNY Mellon Balanced Fund only) The portfolio managers' compensation is comprised of four components: (i) a market-based salary, (ii) an annual incentive compensation plan, (iii) a long term incentive plan and (iv) benefits that are offered to similarly situated employees of BNY Mellon affiliated firms.

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     The incentive compensation plan is comprised of three components: (1) portfolio performance (approximately 70%), (2) individual qualitative performance (approximately 25%) and (3) the overall performance of BNY Mellon Wealth Management (approximately 5%). Portfolio performance is measured by one- and three-year fund and composite performance compared to the appropriate index and peer universe. The one- and three-year performance in each category is weighted at 35% and 65%, respectively. Assets are weighted according to a matrix based on the participant's job function. Individual qualitative performance measures contributions the participant makes to either the Equity Management or Fixed Income Management group, account manager/client communications and BNY Mellon Wealth Management. Senior management may consider additional factors at its discretion.

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     Senior portfolio managers may be eligible to participate in the Long Term Incentive Plan of BNY Mellon Wealth Management. A long-term incentive pool is established at the beginning of the plan year. Eighty percent of this pool is allocated to the individual participants as target awards and the remaining 20% is held in reserve until the end of the performance period (3 years). At the end of the performance period, the 20% of the award pool that has been held in reserve may be awarded to participants at management's discretion. Interest is applied to both the target awards (80%) and the reserve (20%) at the T-note rate used for BNY Mellon's Elective Deferred Compensation Plan. Individuals participating in the Long Term Incentive Plan of BNY Mellon Wealth Management are not eligible to receive stock options.

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     Investment professionals, including portfolio managers, may be selected to participate in BNY Mellon's Long Term Profit Incentive Plan under which they may be eligible to receive options to

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purchase shares of stock of BNY Mellon. The options permit the investment professional to purchase a specified amount of stock at a strike price equal to the fair market value of BNY Mellon stock on the date of grant. Typically, such options vest over a set period and must be exercised within a ten-year period from the date of grant. Investment professionals may also receive restricted stock as part of their compensation. If granted, restricted stock normally vests and becomes free of restrictions after a period of three years, although the time period could vary. Generally, in the case of either options or restricted stock, if an employee voluntarily terminates employment before vesting, the unvested options and/or restricted stock are forfeited.

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     Additional Information about Portfolio Managers. The following table lists the number and types of other accounts advised by each Fund's primary portfolio manager and assets under management in those accounts as of August 31, 2008:

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	Registered
	Investment
	Company	Assets	Pooled	Assets	Other	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Sean P. Fitzgibbon	8	$4.39 billion	3	$98 million	22****	$1.27 billion
Brian C. Ferguson	6	$1.83 billion	2	$104 million	58***	$3.03 billion
James C. Wadsworth	1	$1.5 billion	0	$0	0	$0
Dwight E. Cowden	1	$721 million	0	$0	0	$0
Jeffrey D. McGrew	8	$4.86 billion	3	$98 million	25****	$1.85 billion
D. Kirk Henry	9	$4.74 billion	11	$3.63 billion	43**	$7.36 billion
William S. Patzer	9	$1.50 billion	3	$279 million	22*	$2.52 billion
John F. Flahive	9	$4.36 billion	0	$0	0	$0
Jeremy N. Baker	2	$737 million	0	$0	279	$1.77 billion
Lawrence R. Dunn	1	$134 million	0	$0	37	$317 million
Mary Collette O'Brien	3	$2.0 billion	0	$0	316	$2.86 billion
Timothy J. Sanville	1	$169 million	0	$0	203	$2.40 billion
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*	The advisory fee for two of these accounts, which has total assets of approximately $54 million, is based on the performance of the account.

**	The advisory fee for one of these accounts, which has total assets of approximately $282 million, is based on the performance of the account.

***	The advisory fees for two of these accounts, which have total assets of approximately $759 million, are based on the performance of the accounts.

****	The advisory fees for one of these accounts, which have total assets of approximately $77 million, are based on the performance of the accounts.

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     The dollar range of Fund shares beneficially owned by each Fund's primary portfolio manager are as follows as of August 31, 2008:

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Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned

Sean P. Fitzgibbon	BNY Mellon Large Cap Stock Fund	None
	Mellon Balanced Fund	None
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Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned

	BNY Mellon U.S. Core Equity 130/30	None
Fund
Brian C. Ferguson	BNY Mellon Income Stock Fund	None
James C. Wadsworth	BNY Mellon Mid Cap Stock Fund	$100,001-$500,000
Dwight E. Cowden	BNY Mellon Small Cap Stock Fund	None
Jeffrey D. McGrew	BNY Mellon U.S. Core Equity 130/30	None
Fund
D. Kirk Henry	BNY Mellon International Fund	None
	BNY Mellon Emerging Markets Fund	None
William S. Patzer	BNY Mellon International Fund	None
	BNY Mellon Emerging Markets Fund	None

	BNY Mellon Bond Fund	None
John F. Flahive	BNY Mellon Intermediate Bond Fund	None
	BNY Mellon National Intermediate	None
Municipal Bond Fund
	BNY Mellon Massachusetts Intermediate	None
Municipal Bond Fund
	BNY Mellon Municipal Opportunities	None*
Fund
	BNY Mellon Balanced Fund	None
Lawrence R. Dunn	BNY Mellon Short-Term U.S.	None
Government Securities Fund

	BNY Mellon National Short-Term	None
Jeremy N. Baker	Municipal Bond Fund
	BNY Mellon Pennsylvania intermediate	None
Municipal Bond Fund
	BNY Mellon National Intermediate	None
Mary Collette O'Brien	Municipal Bond Fund
	BNY Mellon Pennsylvania Intermediate	None
Municipal Bond Fund
	BNY Mellon Massachusetts Intermediate	None
Municipal Bond Fund
BNY Mellon National Short-Term
Timothy J. Sanville	Municipal Bond Fund	None

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* As the Fund had not offered its shares prior to October 15, 2008, Mr. Flahive did not own any Fund shares.

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     Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

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     Potential conflicts of interest may arise because of Dreyfus' management of the Funds and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as

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causing accounts it manages to participate in an offering to increase Dreyfus' overall allocation of securities in that offering, or to increase Dreyfus' ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. IPOs, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Fund.

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     Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds. For these or other reasons, the portfolio manager may purchase different securities for a Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

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     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Investment Adviser and an affiliate entity and such portfolio managers also manage Other Accounts.

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     The Investment Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

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     Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually. The Distributor also acts as distributor for the funds in the Dreyfus Family of Funds. Before June 30, 2007, the Distributor was known as "Dreyfus Service Corporation".

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     (Dreyfus Premier shares only) The Distributor compensated Service Agents for selling Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund (collectively, the "Dreyfus Premier Class Funds") subject to a contingent deferred sales charge ("CDSC") at the time of purchase from its own assets; the Dreyfus Premier Class Funds no longer offer Dreyfus Premier shares except in connection with dividend reinvestment and permitted exchanges. The proceeds of the CDSC and fees pursuant to the Trust's Distribution Plan (described below) with respect to Dreyfus Premier shares, in part, are used to defray the expenses incurred by the Distributor in connection with the sale of

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Dreyfus Premier shares. The Distributor also may act as a Service Agent and retain CDSCs and Distribution Plan fees. The Distributor generally paid Service Agents 4% on new investments of Dreyfus Premier shares of BNY Mellon MidCap Stock Fund, and 3% on new investments of Dreyfus Premier shares of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund, made through such Service Agents of the net asset value of Dreyfus Premier shares of the respective Dreyfus Premier Class Fund purchased by their clients.

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     For the fiscal years ended August 31, 2006, 2007 and 2008, the amounts retained by the Distributor for the Dreyfus Premier Class Funds from CDSCs, with respect to Dreyfus Premier shares, are set forth below:

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Funds	2006	2007	2008

BNY Mellon Mid Cap Stock Fund	$19,894	$7,857	$2,223
BNY Mellon National Intermediate Municipal Bond Fund	$ 1,100	$4,521	$ 711
BNY Mellon Massachusetts Intermediate Municipal Bond	$ 148	$ 24	$ -0-
Fund
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     The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in shares of Dreyfus Premier Class Funds by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Dreyfus Premier Class Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

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     The Investment Adviser or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees and other expenses paid by a Fund to those intermediaries. Because those payments are not made by you or the Fund, the Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Investment Adviser's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Investment Adviser or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of shares of the Funds or the provision of services to the Funds.

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     Custodian. The Bank of New York Mellon, an affiliate of Dreyfus, located at One Wall Street, New York, New York 10286, acts as custodian for the investments of each Fund. The Bank of New York Mellon has no part in determining the investment policies of the Funds or which securities are purchased or sold by the Funds. Under a custody agreement with the Trust, the custodian holds the Funds' portfolio securities and keep all necessary accounts and records. For its custody services, the custodian receives a monthly fee based on the market value of a Fund's assets held in custody and receives certain securities transaction charges.

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     The Bank of New York Mellon, directly and through its affiliates, maintains all accounts of Fund shareholders that maintain a qualified fiduciary, advisory, custody or other accounts with various affiliates of BNY Mellon ("BNY Mellon Affiliates"). The Bank of New York Mellon is also responsible for providing ongoing information and communication to Wealth Management Clients (as defined in "How to Buy Shares – General" below) regarding the Funds and their investment in the Funds.

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     Transfer and Dividend Disbursing Agent. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds. For these services, the Transfer Agent receives from The Bank of New York Mellon a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed by The Bank of New York Mellon for certain out-of-pocket expenses.

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     Expenses. The Trust has adopted a Shareholder Services Plan with respect to the Investor class of each Fund. Under the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain shareholder services to holders of Investor shares of such Fund a fee at the annual rate of 0.25% of the value of the average daily net assets attributable to Investor shares.

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     The Trust has adopted the Shareholder Services Plan and a Distribution Plan under Rule 12b-1 of the 1940 Act with respect to Dreyfus Premier shares of each Dreyfus Premier Class Fund. Under the Shareholder Services Plan, each Dreyfus Premier Class Fund pays the Distributor for the provision of certain shareholder services to holders of Dreyfus Premier shares a fee at the annual rate of 0.25% of the value of the average daily net assets attributable to such Dreyfus Premier shares. BNY Mellon Mid Cap Stock Fund also pays the Distributor a fee at the annual rate of 0.75% of the value of the average daily net assets of its Dreyfus Premier shares, and each of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund also pays the Distributor a fee at an annual rate of 0.50% of the value of the Fund's average daily net assets attributable to such Dreyfus Premier shares, for distributing Dreyfus Premier shares under the Distribution Plan. See "Distribution and Shareholder Services Plan" below.

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     The Investment Adviser and The Bank of New York Mellon bear all expenses in connection with the performance of their services under the Investment Advisory Agreement and Administration Agreement, respectively. All other expenses to be incurred in the operation of the Funds are borne by the Funds, except to the extent specifically assumed by the Investment Adviser or The Bank of New York Mellon. With respect to BNY Mellon Small Cap Stock Fund, the Investment Adviser has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the Fund so that the direct expenses of Class M shares and Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.99% and 1.24%, respectively. With respect to BNY Mellon Bond Fund and BNY Mellon National Intermediate Municipal Bond Fund, the Investment Adviser has contractually agreed, until September 30, 2010, to

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waive receipt of its fees and/or assume the expenses of each Fund so that the direct expenses of Class M shares and Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) of each Fund do not exceed 0.69% and 0.94%, respectively. With respect to BNY Mellon Municipal Opportunities Fund, the Investment Adviser has contractually agreed, until December 31, 2009, to waive receipt of its fees and/or assume the expenses of the Fund so that the expenses of none of the Fund's classes (excluding shareholder services fees, taxes, interest, brokerage commissions, interest and commitment fees on borrowings and extraordinary expenses) exceed 0.75% for the Fund.

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HOW TO BUY SHARES

     General. The Funds, other than the Dreyfus Premier Class Funds, consist of two classes of shares - Class M shares and Investor shares. Dreyfus Premier Class Funds consist of three classes of shares -Class M shares, Investor shares and Dreyfus Premier shares. Class M shares, Investor shares and Dreyfus Premier shares differ as to the shareholder services offered to and the expenses borne by each class.

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     The Trust reserves the right to reject any purchase order. The Funds will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter. The Trust will not accept cash, travelers' checks, or money orders as payment for shares.

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     Class M shares are generally offered only to: (1) Wealth Management clients of BNY Mellon that maintain qualified fiduciary, custody, advisory or other accounts with BNY Mellon Affiliates ("Wealth Management Clients"), with such qualified fiduciary, custody, advisory or other accounts sometimes being referred to herein as "Qualified Accounts"; (2) BNY Mellon Balanced Fund, for investments by that Fund; (3) Trustees of the Trust; (4) former shareholders of each other fund advised by the Investment Adviser or its affiliates that was reorganized into a Fund (each such other fund is hereinafter referred to as a "Reorganized Fund") who received MPAM shares (now designated Class M shares) of a Fund pursuant to the reorganization and who, therefore, are permitted to continue to purchase and hold Class M shares of such Fund, to exchange into Class M shares of other Funds, and to purchase additional Class M shares of the Funds into which they exchange; and (5) former shareholders of a series of The BNY Hamilton Funds, Inc. that was reorganized into a Fund (a "Predecessor Fund") who received Class M shares of a Fund pursuant to the reorganization of such Predecessor Fund and who, therefore, are permitted to exchange into Class M shares of a Fund, and to purchase additional Class M shares of a Fund. In addition, holders of shares of a Fund who were not Wealth Management Clients on July 10, 2001 ("Existing Individual Clients") are eligible to continue to purchase Class M shares of that Fund, for their then-existing accounts in that Fund ("Existing Accounts") to exchange into Class M shares of other Funds, and to purchase additional Class M shares of Funds into which they exchange.

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     Investor shares are generally offered only to: (1) Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, and who wish to continue to hold Fund shares; (2) individuals or entities who are not Wealth Management Clients, who receive a transfer of Fund shares from a Wealth Management Client (except that Existing Individual Clients would receive Class M shares if the transfer was to their Existing Accounts, as noted above); and (3) former shareholders of a Reorganized Fund or a Predecessor Fund who received Investor shares of a Fund pursuant to the reorganization of such Reorganized Fund or Predecessor Fund and who, therefore, are permitted to continue to purchase and hold Investor shares of such Fund, to exchange into Investor shares of other

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Funds, and to purchase additional Investor shares of Funds into which they exchange. Such persons and entities described in the preceding provisions (1), (2) and (3) are sometimes referred to collectively herein as "Individual Clients." Investor shares also may be offered to brokerage clients of BNY Mellon Wealth Advisors, a division of MBSC Securities Corporation, an indirect subsidiary of BNY Mellon ("BNY Mellon Wealth Advisors Brokerage Clients"), and to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by BNY Mellon Wealth Management to invest in one or more Funds, that are not Wealth Management Clients and that are serviced by an administrator or recordkeeper with which the Investment Adviser and/or certain of its affiliates have entered into an agreement ("Qualified Employee Benefit Plans"). As of June 1, 2006 (the "Effective Date"), Investor shares of a Dreyfus Premier Class Fund also are offered to holders of Dreyfus Premier shares of that Fund.

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     As of the Effective Date, Dreyfus Premier shares of each Dreyfus Premier Class Fund are offered only in connection with dividend reinvestment and exchanges of Dreyfus Premier shares of the Dreyfus Premier Class Fund for Dreyfus Premier shares of another Dreyfus Premier Class Fund or Class B shares of certain other funds advised by Dreyfus or Class B shares of General Money Market Fund, Inc. held in an Exchange Account (as defined under "Shareholder Services – Fund Exchanges") as a result of a previous exchange of Dreyfus Premier shares. No new or subsequent investments, including through automatic investment plans, are allowed in Dreyfus Premier shares of any Dreyfus Premier Class Fund, except through dividend reinvestment or permitted exchanges. If you hold Dreyfus Premier shares and make a subsequent investment in Dreyfus Premier Class Fund shares, such subsequent investment will be made in Investor shares. For Dreyfus Premier shares outstanding on the Effective Date and Dreyfus Premier shares acquired upon reinvestment of dividends, all Dreyfus Premier share attributes, including associated CDSC schedules, conversion to Investor shares features and Distribution Plan and Shareholder Services Plan fees, will continue in effect. Dreyfus Premier shares are not available to new investors.

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     Class M shares owned by Wealth Management Clients will be held in omnibus accounts, or separate accounts, with the Funds' Transfer Agent ("BNY Mellon Accounts"). Class M shares held by persons other than Wealth Management Clients, Investor shares owned by Individual Clients and Dreyfus Premier shares will be held in separate accounts ("Individual Accounts"). Fund shares owned by BNY Mellon Wealth Advisors Brokerage Clients also will be held in separate accounts ("BNY Mellon Wealth Advisors Brokerage Accounts"). Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor ("Qualified Employee Benefit Plan Accounts") and records relating to these accounts generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates. Unless otherwise instructed, new purchases by existing shareholders are in the same class of Fund shares that the shareholder then holds. Shares are sold without an initial sales charge. A CDSC is imposed, however, on certain redemptions of Dreyfus Premier shares as described in the Dreyfus Premier Class Prospectus and under "How to Redeem Shares - Contingent Deferred Sales Charge - Dreyfus Premier Shares" below. You will be charged a fee if an investment check is returned unpayable. The Funds reserve the right to reject any purchase order.

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     BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as "sweep vehicles" for cash held in Qualified Accounts. Any such investments in BNY Mellon Money Market Fund and BNY Mellon National Intermediate Municipal Money Market Fund Account must be in the respective Fund's Class M shares.

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     There is no minimum initial or subsequent investment requirement for holders of BNY Mellon Accounts. Wealth Management Clients may transfer Class M shares to other existing Wealth Management Clients for their BNY Mellon Accounts. Wealth Management Clients also may transfer shares from a BNY Mellon Account to persons or entities that are not Wealth Management Clients to be

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held in Individual Accounts or BNY Mellon Wealth Advisors Brokerage Accounts. At the time of any such transfer by a Wealth Management Client, the Class M shares transferred will be automatically converted into Investor shares of equivalent value (at the time of the conversion) and, accordingly, the recipient will receive Investor shares. Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold Fund shares may only do so by requesting the establishment of Individual Accounts or BNY Mellon Wealth Advisors Brokerage Accounts, and their Class M shares generally will be converted into Investor shares. The conversion of such shareholders' Class M shares into Investor shares will be at the equivalent net asset value per share ("NAV") of each class at the time of the conversion. Any subsequent investments by such transferees or former Wealth Management Clients who received Investor shares from the conversion of Class M shares must be in Investor shares. Holders of Investor shares of a Fund at the time they become Wealth Management Clients ("Converting Investor Shareholders") generally may request to have their Investor shares converted into Class M shares of the Fund. The conversion of such shareholder's Investor shares into Class M shares will be at the equivalent NAV of each class at the time of the conversion. Converting Investor Shareholders in Class M shares of a Fund who make subsequent investments in that Fund will receive Class M shares of that Fund. An investor whose shares are converted from one class to another class of the same Fund will not realize taxable gain or loss as a result of the conversion.

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     Initial investments in Individual Accounts must be accompanied by an Account Application. For Individual Accounts, the minimum initial investment, with respect to Class M shares and Investor shares, is $10,000, and subsequent investments must be at least $100. Persons who hold Fund shares through BNY Mellon Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, to purchase Fund shares.

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     To make subsequent investments to an IRA or other retirement account, investors must fill out an investment slip and include their account number on the check, indicating the year the contribution is for. Subsequent investments to an IRA or other retirement account may also be made by wire by your bank and by electronic check. Your bank must send your investment to the Fund's Custodian with the following information: ABA #, DDA #, the fund name, the share class, the account number, name of investor, the contribution year and dealer number, if applicable. For a subsequent investment by electronic check, "569" must be inserted before your 14-digit account number.

     The entity acting as custodian for Keogh Plans, IRAs and other retirement plans, including Qualified Employee Benefit Plans, may charge a fee, the payment of which could result in the liquidation of shares. All fees charged are described in the appropriate form. You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.

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     Management understands that BNY Mellon Affiliates may impose certain conditions on Wealth Management Clients, BNY Mellon Wealth Advisors may impose certain conditions on BNY Mellon Wealth Advisors Brokerage Clients and the plan sponsor may impose certain conditions on Qualified Employee Benefit Plan Accounts, respectively, that are different from those described in the Class M and Investor Class Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Holders of BNY Mellon Accounts, BNY Mellon Wealth Advisors Brokerage Accounts or Qualified Employee Benefit Plan Accounts should consult their account officer, financial advisor or plan sponsor (employer or employer organization or both), respectively, in this regard.

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     Persons who hold Fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator to purchase, sell (redeem) and exchange Fund shares and to determine the shareholder services available to them with respect to their Fund shares. The policies, fees and shareholder services applicable to these accounts may differ from those described in this SAI, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Dreyfus Premier Class Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Trust's Distribution and Shareholder Services Plans. Each Service Agent has agreed to transmit to its clients a schedule of such fees. You should consult a representative of your financial institution for further information.

     Approximately six years after the date of purchase, Dreyfus Premier shares of a Dreyfus Premier Class Fund automatically will convert to Investor shares of the same Dreyfus Premier Class Fund, based on the relative NAV for shares of each such class. For purposes of calculating such six-year period with respect to a Dreyfus Premier Class Fund, any Dreyfus Premier shares of such a Fund issued to a former shareholder of a Reorganized Fund pursuant to a reorganization will be deemed to have been purchased by such shareholder at the time of purchase of the shares of the Reorganized Fund. Dreyfus Premier shares of a Dreyfus Premier Class Fund that have been acquired through reinvestment of the Fund's dividends and distributions, including any shares of a Reorganized Fund acquired through reinvestment of dividends and distributions, will be converted on a pro rata basis together with other Dreyfus Premier shares, in the proportion that a shareholder's Dreyfus Premier shares converting to Investor shares bears to the total Dreyfus Premier shares of the Fund not acquired through the reinvestment of the Fund's dividends and distributions.

     Class M shares, Investor shares and Dreyfus Premier shares are sold on a continuous basis at NAV next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of a Fund.

     NAV is determined as of the close of trading on the floor of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time), on each day the NYSE is open for regular business. For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of a Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board. Certain securities may be valued by an independent pricing service approved by the Trust's Board and are valued at fair value as determined by the pricing service. For information regarding the methods employed in valuing each Fund's investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of regular trading on the floor of the NYSE (usually 4:00 p.m., Eastern time) on a business day, shares of a Fund will be purchased at the NAV determined as of the close of regular trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the NAV determined as of the close of regular trading on the floor of the NYSE on the next business day.

     TeleTransfer Privilege. Holders of Individual Accounts may purchase Fund shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, by telephone or online through the TeleTransfer Privilege if they have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and the holder's Fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.

     TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use the TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How To Redeem Shares - TeleTransfer Privilege."

     In-Kind Purchases. If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

     The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, Wealth Management Clients may call 1-888-281-7350, holders of Class M shares and Investor shares in Individual Accounts (other than BNY Mellon Wealth Advisors Brokerage Clients) may call 1-800-645-6561, holders of Dreyfus Premier shares may call 1-800-554-4611, BNY Mellon Wealth Advisors Brokerage Clients may call 1-800-830-0549 - Option 2 and participants in Qualified Employee Benefit Plans may call 1-877-774-0327.

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SHAREHOLDER SERVICES PLAN AND DISTRIBUTION PLAN

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     Investor shares of each Fund are subject to annual fees for shareholder services, and Dreyfus Premier shares of Dreyfus Premier Class Funds are subject to annual fees for distribution and shareholder services.

     The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Trust may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

     Shareholder Services Plan - Investor Shares and Dreyfus Premier Shares. Each Fund has adopted a Shareholder Services Plan with respect to its Investor shares, and each Dreyfus Premier Class Fund has adopted the Shareholder Services Plan with respect to its Dreyfus Premier shares. Under the Shareholder Services Plan, each Fund pays the Distributor for the provision of certain services to holders of Investor shares a fee at an annual rate of 0.25% of the value of the average daily net assets attributable to Investor shares, and each Dreyfus Premier Class Fund pays the Distributor for the provision of certain services to holders of Dreyfus Premier shares a fee at an annual rate of 0.25% of the value of the average daily net assets attributable to Dreyfus Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund, and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder service fees it collects from each Fund to compensate Service Agents in respect of these services. The Distributor determines the amounts, if any, to be paid to Service Agents under the Shareholder Services Plan and the basis on which such payments are made. With regard to such services, each Service Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Investor shares or Dreyfus Premier shares.

     The Shareholder Services Plan is not adopted pursuant to the Rule, and the fee under the Shareholder Services Plan is intended to be a "service fee" as defined under the Conduct Rules of FINRA.

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     For the fiscal year ended August 31, 2008, the fees paid by each Fund with respect to its Investor shares, to the Distributor pursuant to the Shareholder Services Plan were as follows:

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Shareholder Services
Funds	Plan Fees Paid

BNY Mellon Large Cap Stock Fund	$28,219
BNY Mellon Income Stock Fund	$ 3,785
BNY Mellon Mid Cap Stock Fund	$80,801
BNY Mellon Small Cap Stock Fund	$11,392
BNY Mellon U.S. Core Equity 130/30 Fund	$ 28
BNY Mellon International Fund	$26,451
BNY Mellon Emerging Markets Fund	$25,024
BNY Mellon Bond Fund	$ 10,421
BNY Mellon Intermediate Bond Fund	$ 4,014
BNY Mellon Short-Term U.S. Government Securities Fund	$ 513
BNY Mellon National Intermediate Municipal Bond Fund	$57,739
BNY Mellon National Short-Term Municipal Bond Fund	$ 1,428
BNY Mellon Pennsylvania Intermediate Municipal	$ 3,809
Bond Fund
BNY Mellon Massachusetts Intermediate Municipal	$22,512
Bond Fund
BNY Mellon Municipal Opportunities Fund	-[1]
BNY Mellon Balanced Fund	$11,141
BNY Mellon Money Market Fund	$ 3,382
BNY Mellon National Municipal Money Market Fund	$ 3

[1] The Fund commenced operations on October 15, 2008.
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     For the fiscal year ended August 31, 2008, the fees paid by each indicated Fund, with respect to its Dreyfus Premier shares, to the Distributor pursuant to the Shareholder Services Plan were as follows:

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Shareholder Services
Funds	Plan Fees Paid

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Shareholder Services
Funds	Plan Fees Paid

BNY Mellon Mid Cap Stock Fund	$6,460
BNY Mellon National Intermediate Municipal Bond Fund	$ 553
BNY Mellon Massachusetts Intermediate Municipal	$ 44
Bond Fund
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     Distribution Plan - Dreyfus Premier Shares. The Trust has adopted a Distribution Plan under the Rule for Dreyfus Premier shares, pursuant to which BNY Mellon Mid Cap Stock Fund pays the Distributor a fee at an annual rate of 0.75% of the value of the Fund's average daily net assets attributable to Dreyfus Premier shares, and each of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund pays the Distributor a fee at an annual rate of 0.50% of the value of the Fund's average daily net assets attributable to Dreyfus Premier shares, for distributing Dreyfus Premier shares. The Distributor may pay one or more Service Agents for distributing Dreyfus Premier shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made.

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     For the fiscal year ended August 31, 2008, the fees paid by each indicated Fund, with respect to its Dreyfus Premier shares, to the Distributor pursuant to the Distribution Plan were as follows:

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Funds	Distribution Plan Fees Paid

BNY Mellon Mid Cap Stock Fund	$19,379
BNY Mellon National Intermediate Municipal Bond Fund	$ 1,106
BNY Mellon Massachusetts Intermediate Municipal	$ 87
Bond Fund
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     Shareholder Services Plan and Distribution Plan - General. The Trustees of the Trust believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each Fund and the holders of its Investor shares and each Dreyfus Premier Class Fund and the holders of its Dreyfus Premier shares and that the Distribution Plan will benefit each Dreyfus Premier Class Fund and the holders of its Dreyfus Premier shares.

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     A quarterly report of the amounts expended under the Shareholder Services Plan and the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Shareholder Services Plan provides that material amendments must be approved by the Board and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan provides that it may not be amended to increase materially the cost that Dreyfus Premier shares of a Dreyfus Premier Class Fund may bear pursuant to the Distribution Plan without the approval of the holders of a majority of the Fund's outstanding voting shares of Dreyfus Premier shares. Under the Distribution Plan, other material amendments of the Plan must be approved by the Board and by the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan and the Distribution Plan are subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on each Plan. The Shareholder Services Plan and the Distribution Plan may be terminated at any time by vote of a majority of the Trustees who

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are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the relevant Plan or in any agreements entered into in connection with the relevant Plan or by vote of the holders of a majority of Investor shares or Dreyfus Premier shares, with respect to the Shareholder Services Plan, or of Dreyfus Premier shares, with respect to the Distribution Plan.

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     A Service Agent entitled to receive compensation for selling and servicing a Fund's shares may receive different compensation with respect to one class of shares over another. Potential investors should read this SAI in light of the terms governing Selling Agreements ("Agreements") with their Service Agents. The fees payable under each Plan described above are payable without regard to actual expenses incurred. The Funds and the Distributor may suspend or reduce payments under either Plan at any time, and payments are subject to the continuation of the Plans and the Agreements described above. From time to time, the Service Agents, the Distributor and the Funds may voluntarily agree to reduce the maximum fees payable under the Plans.

HOW TO REDEEM SHARES

     General. If you hold a Fund's shares of more than one class, any request for redemption must specify the class of shares being redeemed. If you fail to specify the class of shares to be redeemed or if you own fewer shares of the class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions.

     The Funds impose no charges (other than any applicable CDSC for Dreyfus Premier shares) when shares are redeemed. Service Agents may charge their clients a fee for effecting redemptions of Fund shares. The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current NAV per share.

     A Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased a Fund's shares by check, by TeleTransfer or through Automatic Asset Builder and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, a Fund will not honor redemption checks ("Checks") under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the TeleTransfer purchase or the Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

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     Procedures. Persons who hold Fund shares through BNY Mellon Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, and persons who hold Fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator, to redeem Fund shares.

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     Holders of Individual Accounts may redeem a Fund's shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege (for those share classes of the relevant Funds for which the Checkwriting Privilege applies), which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing Individual Account by a separate signed Shareholder Services Form or, with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561 for holders of Class M shares and Investor shares or 1-800-554-4611 for holders of Dreyfus Premier shares. Holders of Individual Accounts also may redeem shares through the Wire Redemption Privilege or the TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent. Holders of IRA and other retirement accounts may redeem a Fund's shares by writing a letter of instruction, which must include the shareholder's account number and fund name, the dollar amount to sell, how and where to send the proceeds, whether the distribution is qualified or premature, and whether the 10% TEFRA should be withheld. A signature-guarantee is required. To obtain information with respect to signature-guarantees, holders of Class M shares and Investor shares should call 1-800-645-6561, and holders of Dreyfus Premier shares should call 1-800-554-4611. To request instructions to establish the Automatic Withdrawal Plan for a Keogh, IRA or other retirement account, holders of Class M shares and Investor shares should call 1-800-645-6561, and holders of Dreyfus Premier shares should call 1-800-554-4611. If you are a client of certain Service Agents ("Selected Dealers"), you may redeem shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Service Agents and institutions. Each Dreyfus Premier Class Fund makes available to certain large institutions the ability to issue redemption instructions with respect to its Dreyfus Premier shares through compatible computer facilities. The Funds reserve the right to refuse any request made by telephone or online, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. A Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or TeleTransfer Privileges.

     The Telephone Redemption Privilege, TeleTransfer Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone or online instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither a Fund nor the Transfer Agent will be liable for following telephone or online instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of a Fund's shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, a Fund's NAV may fluctuate.

     Redemption Through a Selected Dealer. (Dreyfus Premier Shares only) Customers of Selected Dealers may make redemption requests with respect to Dreyfus Premier shares of a Dreyfus Premier Class Fund to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of regular trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of regular trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Dreyfus Premier shares held by shareholders.

Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day on which the NYSE is open for regular business and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     Contingent Deferred Sales Charge - Dreyfus Premier Shares. A CDSC payable to the Distributor is imposed on any redemption of Dreyfus Premier shares which reduces the current NAV of your Dreyfus Premier shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Dreyfus Premier shares of a Dreyfus Premier Class Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Dreyfus Premier shares of a Dreyfus Premier Class Fund redeemed does not exceed (i) the current NAV of Dreyfus Premier shares of the Fund acquired through reinvestment of Fund dividends or other distributions, plus (ii) increases in the NAV of Dreyfus Premier shares above the dollar amount of all your payments for the purchase of Dreyfus Premier shares of the Fund held by you at the time of redemption. For purposes of calculating the CDSC with respect to a Dreyfus Premier Class Fund, any Dreyfus Premier shares of a Reorganized Fund will be deemed to have been purchased by such shareholder at the time of purchase of the shares of the Reorganized Fund and payments for the purchase of Dreyfus Premier shares will be deemed to include purchase payments made by such shareholder for the shares of that fund. To the extent a portion of the shares of that Reorganized Fund held by such shareholder were acquired through the reinvestment of dividends or capital gain distributions, the same proportion of Dreyfus Premier shares issued to such shareholder pursuant to the reorganization will be deemed to have been acquired through the reinvestment of dividends or capital gain distributions.

     If the aggregate value of the Dreyfus Premier shares redeemed has declined below their original cost as a result of the relevant Dreyfus Premier Class Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Dreyfus Premier shares, including any time they were held in a Reorganized Fund, until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Dreyfus Premier shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

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     The following table sets forth the rates of the CDSC and the conversion to Investor shares schedule for Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund:

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CDSC as a % of
Year Since	Amount Invested or
Purchase Payment	Redemption Proceeds
Was Made	(whichever is less)

Up to 2 years	4.00%
2 - 4 years	3.00%
4 - 5 years	2.00%
5 - 6 years	1.00%*

*	These Dreyfus Premier shares will automatically convert into Investor shares approximately six years after the date of purchase.

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     The following table sets forth the rates of the CDSC and the conversion to Investor shares schedule for Dreyfus Premier shares of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

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CDSC as a % of
Year Since	Amount Invested or
Purchase Payment	Redemption Proceeds
Was Made	(whichever is less)

Up to 2 years	3.00%
2 - 4 years	2.00%
4 - 5 years	1.00%
5 - 6 years	0.00%*

*	These Dreyfus Premier shares will automatically convert into Investor shares approximately six years after the date of purchase.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Dreyfus Premier shares of a Dreyfus Premier Class Fund acquired pursuant to the reinvestment of Fund dividends and distributions; then of amounts representing the increase in NAV of Dreyfus Premier shares above the total amount of payments for the purchase of Dreyfus Premier shares made during the preceding six years; then of amounts representing the cost of such shares purchased six years prior to the redemption; and finally, of amounts representing the cost of such shares held for the longest period of time within the applicable six-year period. The time period that you held Class B shares of a Reorganized Fund will be applied to the calculation of the CDSC to be imposed on your sale of the Dreyfus Premier shares of the corresponding Dreyfus Premier Class Fund.

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     For example, assume an investor purchased 100 shares of BNY Mellon Mid Cap Stock Fund at $10 per share for a cost of $1,000 and that the Fund's CDSC rate is 4% in the second year after purchase. Subsequently, the shareholder acquired five additional shares of the Fund through the reinvestment of Fund dividends. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

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     In another example, assume an investor purchased 100 shares of BNY Mellon National Intermediate Bond Fund or BNY Mellon Massachusetts Intermediate Municipal Bond Fund at $10 per share for a cost of $1,000 and that the Fund's CDSC rate is 3% in the second year after purchase. Subsequently, the shareholder acquired five additional shares of the same Fund through the reinvestment of Fund dividends. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation

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($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 3% (the applicable rate in the second year after purchase) for a total CDSC of $7.20.

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     For purposes of determining the applicable CDSC payable with respect to redemption of Dreyfus Premier shares of a Dreyfus Premier Class Fund where such shares were acquired through exchange of Dreyfus Premier shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Dreyfus Premier shares of the fund exchanged.

     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with a Dreyfus Premier Class Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Trust's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Dreyfus Premier Class Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Dreyfus Premier Class Prospectus or this SAI at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

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     Checkwriting Privilege. (Taxable Bond Funds, Municipal Bond Funds and Money Market Funds only) Holders of Individual Accounts, with respect to Class M shares and Investor shares only, of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may write Checks drawn on their Fund accounts. The Funds provide Checks automatically upon opening an account, unless the investor specifically refuses the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on the investor's Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause a Fund to redeem a sufficient number of full and fractional shares in the investor's account to cover the amount of the Check. Potential fluctuations in the NAV of a Taxable Bond Fund or Municipal Bond Fund should be considered in determining the amount of a Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

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     If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the

Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

     The Checkwriting Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

     Wire Redemption Privilege. Holders of Individual Accounts may redeem Fund shares by wire. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, a Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds (minimum $1,000 and maximum $150,000 per day; $500,000 for joint accounts every 30 days) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Signatures."

     TeleTransfer Privilege. Holders of Individual Accounts may request by telephone or online that redemption proceeds be transferred between their Fund account and their bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Individual Accounts or bank accounts may redeem through the TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the TeleTransfer Privilege, any request for a TeleTransfer transaction will be affected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA may not be redeemed through the TeleTransfer Privilege. See "How to Buy Shares – TeleTransfer Privilege."

     Signatures. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, Individual Account Holders of Class M shares and Investor shares should call 1-800-645-6561 and holders of Dreyfus Premier shares should call 1-800-554-4611.

     Redemption Commitment. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Trust's Trustees reserve the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as each Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right to redeem Fund shares may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings); (b) when trading in the markets a Fund ordinarily utilizes is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (c) for such other periods as the SEC, by order, may permit to protect a Fund's shareholders.

SHAREHOLDER SERVICES

     General. The following shareholder services are available only to holders of Investor shares in Individual Accounts, holders of Dreyfus Premier shares and certain Individual Account holders of Class M shares.

     Fund Exchanges. Holders of Class M shares or Investor shares can generally exchange such shares of a Fund worth $500 or more into shares of the same class of any other Fund, to the extent such shares are offered for sale in their state of residence.

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     As of the Effective Date, investors also may exchange their Dreyfus Premier shares of a Dreyfus Premier Class Fund for Class B shares of General Money Market Fund, Inc. (the "General Fund"), a money market fund advised by Dreyfus. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into Dreyfus Premier shares of another Dreyfus Premier Class Fund or Class B shares of funds in the Dreyfus Family of Funds. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund's Exchange Account. In addition, the time Dreyfus Premier shares are held in the General Fund's Exchange Account will be taken into account for purposes of calculating when such shares convert to Investor shares. If an investor's Dreyfus Premier shares are held in the General Fund's Exchange Account at the time such shares are scheduled to convert to Investor shares, the investor will receive Class A shares of the General Fund. Prior to the Effective Date, investors were permitted to exchange their Dreyfus Premier shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. ("Worldwide Dollar Fund"), and such shares were held in an Exchange Account. Investors who held shares of Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC and conversion to Investor shares schedule will be calculated without regard to the time such shares were held in Worldwide Dollar Fund's Exchange Account. Exchanges of shares from an Exchange Account in Worldwide Dollar Fund only can be made into Dreyfus Premier shares of a Dreyfus Premier Class Fund or Class B shares of funds in the Dreyfus Family of Funds and the General Fund. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares

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also are eligible for the Auto-Exchange Privilege and the Automatic Withdrawal Plan, as described below.

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     Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased. Shares of the same Class of such funds purchased will be purchased on the basis of relative NAV per share.

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     To request an exchange, holders of BNY Mellon Accounts must contact their account officer and holders of Individual Accounts, or their Service Agent acting on their behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. Before any exchange, you must obtain and should review a copy of the current prospectus of the Fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561 for holders of Class M shares and Investor shares or 1-800-554-4611 for holders of Dreyfus Premier shares. For Individual Accounts, shares being exchanged must have a current value of at least $500, and each fund account, including those established through exchanges, must continue to meet the minimum account balance requirement of $10,000, with respect to Class M shares and Investor shares, and $1000, with respect to Dreyfus Premier shares. Subsequent exchanges of Dreyfus Premier shares of a Dreyfus Premier Class Fund must be at least $500. The ability to issue exchange instructions by telephone or online is given to all holders of Individual Accounts automatically, unless the account holder checks the relevant "No" box on the Account Application, indicating that this privilege is specifically refused. The Telephone Exchange Privilege may be established for an existing Individual Account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561 for holders of Class M shares and Investor shares or 1-800-554-4611 for holders of Dreyfus Premier shares, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561 for holders of Class M shares and Investor shares or 1-800-554-4611 for holders of Dreyfus Premier shares. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone and online exchanges permitted. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. In addition, you may be subject to a higher CDSC if you exchange into any fund that has a higher CDSC than does a Dreyfus Premier Class Fund.

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     Exchanges of a Fund's shares held by a tax-exempt retirement plan may be made only between the investor's retirement plan account in one Fund and such investor's retirement plan account in another Fund.

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     During times of drastic economic or market conditions, a Fund may suspend Fund exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase shares of the other Fund. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

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     Auto-Exchange Privilege (Individual Accounts only). The Auto-Exchange Privilege permits an investor to regularly purchase on a semi-monthly, monthly, quarterly or annual basis, in exchange for Class M shares or Investor shares of a Fund, shares of the same Class of another Fund of which the investor is a shareholder and, in exchange for Dreyfus Premier shares of a Dreyfus Premier Class Fund,

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shares of the same Class of another Dreyfus Premier Class Fund or Class B shares of certain funds in the Dreyfus Premier Family of Funds (including, for Dreyfus Premier shares of a Dreyfus Premier Class Fund, Class B shares of the General Fund held in an Exchange Account). The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to a Fund's shares held by a tax-exempt retirement plan, exchanges may be made only between the investor's retirement plan account in one Fund and such investor's retirement plan account in another Fund. Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

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     The right to exercise this Privilege may be modified or canceled by a Fund or the Transfer Agent. Holders of Class M shares and Investor shares may modify or cancel their exercise of this Privilege at any time by mailing written notification to BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502, and holders of Dreyfus Premier shares may modify or cancel their exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-8502. A Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain an Exchange Authorization Form, holders of Class M shares and Investor shares, please call toll free 1-800-645-6561 and holders of Dreyfus Premier shares, please call toll free 1-800-554-4611.

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     Fund exchanges and the Auto-Exchange Privilege are available to holders of Individual Accounts resident in any state in which shares of a Fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt retirement plan) may realize a taxable gain or loss.

     The Funds reserve the right to reject any exchange request in whole or in part. The Fund's exchange service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Automatic Asset Builder (Individual Accounts only). Automatic Asset Builder permits the holder of an Individual Account to purchase (minimum of $100 and maximum of $150,000 per transaction) a Fund's shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, at regular intervals selected by you. A Fund's shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish an Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. Holders of Class M shares and Investor shares may obtain the necessary authorization form by calling 1-800-645-6561, and the notification will be effective three business days following receipt. A Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

     Automatic Withdrawal Plan (Individual Accounts only). The Automatic Withdrawal Plan permits the holder of an Individual Account with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of a Fund's shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561 for holders of Class M shares and Investor shares or 1-800-554-4611 for holders of Dreyfus Premier shares. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent.

     No CDSC with respect to Dreyfus Premier shares and Class B shares held in an Exchange Account will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Dreyfus Premier shares or Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC.

     Particular tax-exempt retirement plans may permit certain participants to establish an automatic withdrawal plan from such retirement plans. Participants should consult their retirement plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

     Dividend Options (Individual Accounts only). Dividend Sweep allows holders of Individual Accounts to invest automatically their dividends or dividends and other distributions, if any, from Class M shares and Investor shares of a Fund in shares of the same Class of another Fund of which the investor is a shareholder. Shares of the same Class of other Funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share.

     Dividend ACH permits holders of Individual Accounts to transfer electronically dividends or dividends and other distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

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     For more information concerning these Privileges, or to request a Dividend Options Form, holders of Class M shares and Investor shares should call toll free 1-800-645-6561. Holders of Class M shares and Investor shares may cancel these Privileges by mailing written notification to the BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502. To select a new Fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these Privileges is effective three business days following receipt. These Privileges are available only for Individual Accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dividend Sweep. A Fund may modify or terminate these Privileges at any time or charge a service fee. No such fee currently is contemplated.

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     Government Direct Deposit Privilege (Individual Accounts only). Government Direct Deposit Privilege enables holders of Individual Accounts to purchase (minimum of $100 and maximum of $50,000 per transaction) a Fund's shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as a Fund, may be appropriate for you. To enroll in Government Direct Deposit, you must file with the Transfer Agent a completed Direct

Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. Holders of Class M shares and Investor shares may obtain the appropriate form by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, a Fund may terminate your participation upon 30 days' notice to you.

     Payroll Savings Plan (Individual Accounts only). Payroll Savings Plan permits holders of Individual Accounts to purchase (minimum $100 per transaction) a Fund's shares, except Dreyfus Premier shares of a Dreyfus Premier Class Fund, automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Fund account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it, for holders of Class M shares and Investor shares, to the BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502. Holders of Class M shares and Investor shares may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, the Investment Adviser, Dreyfus, the Funds, the Transfer Agent or any other person, to arrange for transactions under the Payroll Savings Plan. A Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. A Fund's equity investments are valued on the basis of market quotations or official closing prices. A Fund's portfolio securities, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available.

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     A Fund's debt securities are valued each business day by an independent pricing service (the "Service") approved by the Trust's Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities is determined by the Service based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations of a Fund's debt securities. Debt securities that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. Bid price is used when no asked price is available. The Service's procedures are reviewed under the general supervision of the Trust's Board.

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     Short-term investments of each Fund (other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund) may be carried at amortized cost, which approximates value. The valuation of each Money Market Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument

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at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

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     The Board has established, as a particular responsibility within the overall duty of care owed to each Money Market Fund's investors, procedures reasonably designed to stabilize each Money Market Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Money Market Fund's portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Money Market Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. The extent of any deviation between a Money Market Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2%, the Board will consider promptly what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

     Expenses and fees, including the investment advisory fee and administration fee, are accrued daily and taken into account for the purpose of determining NAV.

     Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Investment Adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's portfolio securities.

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     Restricted securities, as well as securities or other assets for which recent market quotations or, as to equity securities, official closing prices are not readily available or are determined by the Trust not to reflect accurately fair value (such as when the value of an equity security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market but before the Trust calculates a Fund's NAV) and that is determined by the Trust to have changed the value of the security), or are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust's Board. Fair value of a Fund's investments may be determined by the Trust's Board, its pricing committee or its valuation committee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of a Fund's foreign equity securities may be determined with the assistance of a

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pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security's most recent price (or official closing price with respect to an equity security), and from the prices used by other mutual funds to calculate their net asset values. Foreign equity and taxable debt securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

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     New York Stock Exchange Closings. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions

Each Fund usually pays its shareholders dividends from its net investment income as follows:

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Fund	Dividend Frequency
BNY Mellon Large Cap Stock Fund	Monthly*
BNY Mellon Income Stock Fund	Monthly*
BNY Mellon Mid Cap Stock Fund	Annually
BNY Mellon Small Cap Stock Fund	Annually
BNY Mellon U.S. Core Equity 130/30 Fund	Annually
BNY Mellon International Fund	Annually
BNY Mellon Emerging Markets Fund	Annually
BNY Mellon Bond Fund	Monthly*
BNY Mellon Intermediate Bond Fund	Monthly*
BNY Mellon Short-Term U.S. Government Securities Fund	Monthly*
BNY Mellon National Intermediate Municipal Bond Fund	Monthly**
BNY Mellon National Short-Term Municipal Bond Fund	Monthly**
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Monthly**
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Monthly**
BNY Mellon Municipal Opportunities Fund	Monthly**
BNY Mellon Balanced Fund	Monthly*
BNY Mellon Money Market Fund	Monthly**
BNY Mellon National Municipal Money Market Fund	Monthly**
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*	Each Fund usually declares dividends on the second-to-last business day of each month and pays dividends on the last business day of each month.

**	Each Fund usually declares dividends daily and pays dividends on the last business day of each month.

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     Each Fund distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses.

     A Fund will make distributions from net realized capital gains only if all its capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before the declaration of dividends to investors. Generally, shares purchased on a day on which a Fund calculates its NAV will begin to accrue dividends on that day, and redemption orders effected on any particular day will receive dividends declared only through the business day prior to the day of redemption.

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     Holders of Individual Accounts may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV or to reinvest both dividends and other distributions in additional Fund shares at NAV. For Individual Accounts, dividends and other distributions will be reinvested in Fund shares unless the shareholder instructs the Fund otherwise. Persons who hold Fund shares through BNY Mellon Accounts or BNY Mellon Wealth Advisors Brokerage Accounts should contact their account officer or financial advisor, respectively, for information on reinvestment of dividends and other distributions.

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     If you elect to receive dividends and other distributions in cash, and your distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that distribution and all future distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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     Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return of capital in an economic sense, although taxable (to the extent not tax-exempt) as stated under "Dividends, Distributions and Taxes" relevant Class M and Investor Class Prospectus and Dreyfus Premier Class Prospectus.

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Taxes

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     General. Each Fund is treated as a separate corporation for Federal income tax purposes. Dreyfus believes that each Fund, except BNY Mellon Municipal Opportunities Fund (which commenced operations on October 15, 2008), has qualified for treatment as a "regulated investment company" ("RIC") under the Code for the fiscal year ended August 31, 2008. Management expects that BNY Mellon Municipal Opportunities Fund will qualify for treatment as a RIC under the Code. Each Fund intends to continue to so qualify, if such qualification is in the best interests of its shareholders. Qualification as such will relieve a Fund of any liability for Federal income tax to the extent it distributes its net earnings and realized gains to its shareholders in accordance with applicable provisions of the Code. To qualify for that treatment, each Fund (1) must pay out to its shareholders each taxable year at least 90% of the sum of its investment company taxable income (generally consisting of taxable net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) or, in the case of a Municipal Bond Fund or BNY Mellon National Municipal Money Market Fund, at least 90% of the sum of that income plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

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     If any Fund failed to qualify for treatment as a RIC for any taxable year, (1) it will be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders will treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described below and distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) ("capital gain distributions"), as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     A Fund may be subject to a non-deductible 4% excise tax ("Excise Tax"), measured with respect to certain undistributed amounts of taxable investment income and capital gains.

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     Tax Consequences of Municipal Bond Funds' and BNY Mellon National Municipal Money Market Fund's Dividends. If a Municipal Bond Fund or BNY Mellon National Municipal Money Market Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

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     Because the Municipal Bond Funds and BNY Mellon National Municipal Money Market Fund distribute exempt-interest dividends, interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes. If a shareholder receives any exempt-interest dividends with respect to Municipal Bond Fund shares or BNY Mellon National Municipal Money Market Fund shares held for six months or less, then any loss on the redemption or exchange of those shares will be disallowed to the extent of those exempt-interest dividends. In addition, (1) the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments, (2) the portion of an exempt-interest dividend paid by a Municipal Bond Fund or BNY Mellon National Municipal Money Market Fund that represents interest from private activity bonds may be taxable in the hands of a shareholder who is a "substantial user" of a facility financed by those bonds or a "related person" thereof (both as defined for Federal income tax purposes) and (3) some or all of a Municipal Bond Fund's or BNY Mellon National Municipal Money Market Fund's dividends may be a Tax Preference Item, or a component of an adjustment item, for purposes of the Federal alternative minimum tax. Shareholders should consult their own tax advisers as to whether they (a) are, or are related to, substantial users of a facility (as so defined) or (b) are subject to the Federal alternative minimum tax or any applicable state alternative minimum tax.

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     Dividends paid by a Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund derived from the interest income earned on any day are designated as tax-exempt in the same percentage of the day's dividend as the actual tax-exempt income bears to the total income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends paid by a Municipal Bond Fund derived from interest income earned on a particular state's Municipal Obligations are designated as exempt from that state's taxation in the same percentage of the day's dividend as the actual interest on that state's Municipal Obligations bears to the total income earned that day.

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     A Municipal Bond Fund and BNY Mellon National Municipal Money Market Fund may invest in bonds that are purchased, ordinarily not on their original issue, with "market discount" (that is, generally at a price less than the principal amount of the bond or, in the case of a bond that was issued with original

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issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("market discount bonds"). Gain on the disposition of a market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of that treatment, a Municipal Bond Fund or BNY Mellon National Municipal Money Market Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

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     Tax Consequences of Other Distributions. Dividends paid by a Fund derived from taxable investments, together with distributions from the excess of net realized short-term capital gain over net long-term capital loss, net gains from certain foreign currency transactions and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively "dividends"), are taxable to its U.S. shareholders as ordinary income (but may qualify, for individual shareholders, to be taxed at the rate for net capital gain, as described below) to the extent of the Fund's earnings and profits, whether received in cash or reinvested in Fund shares. Distributions from a Fund's net capital gain for a taxable year (designated as such in a written notice mailed by the Fund to its shareholders after the close of that year) are taxable to its U.S. shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

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     If a shareholder receives any capital gain distributions with respect to Fund shares held for six months or less, then any loss incurred on the redemption or exchange of those shares (that is not disallowed, as described above under "Tax Consequences of Municipal Bond Funds' and BNY Mellon National Municipal Money Market Fund's Dividends") will be treated as a long-term capital loss to the extent of those capital gain distributions.

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     Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     In general, as a result of legislation enacted in the summer of 2003 ("2003 Act"), dividends (other than capital gain distributions) paid by a Fund to U.S. individual shareholders may be eligible for the 15% maximum Federal tax rate applicable to individuals' net capital gain to the extent that the Fund's income consists of dividends paid by U.S. corporations and certain foreign corporations on shares that have been held by the Fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend ("qualified dividend income"). In order to be eligible for that maximum rate, a shareholder must have held his or her shares in a Fund for at least 61 days during the 121-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an investor's qualification for that maximum rate may apply. Payments from borrowers of securities on loan in lieu of dividends would not be eligible for that maximum rate.

     In enacting the Code provisions implementing such treatment of qualified dividend income, the 2003 Act failed to include certain conforming amendments to other Code provisions. Such failure leads to certain apparently unintended limitations on a RIC's ability to designate as qualified dividend income the portion of its income attributable to qualified foreign corporations' dividends. Dreyfus believes, however, that Congress' intention was to authorize RICs to designate such dividends as qualified dividend income, and identical bills containing technical corrections to the 2003 Act, which have been filed in both the U.S. Senate and House of Representatives, would amend the Code to clarify that such dividends indeed may be so designated. Dreyfus cannot predict whether those bills will be enacted or, if so, when that will occur.

     As a result of the 2003 Act, a Fund's capital gain distributions are subject to a 15% maximum Federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. In addition, any capital gain an individual shareholder recognizes on a redemption or exchange during that period of his or her Fund shares that have been held for more than one year will qualify for that maximum rate.

     The receipt of Fund distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporation shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are subject to those taxes.

     Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and other distributions, if any, paid during the year.

     A Fund must withhold and remit to the U.S. Treasury 28% of taxable dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, otherwise payable to any individual or certain other non-corporate shareholder if the shareholder fails to certify that the "TIN" furnished to the Fund is correct ("backup withholding"). Backup withholding at that rate also is required from a Fund's dividends and capital gain distributions payable to such a shareholder if (1) the shareholder fails to certify that he or she has not received notice from the Internal Revenue Service ("IRS") that the shareholder is subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or the shareholder has failed to properly report such income. A TIN is either the Social Security number, IRS individual taxpayer identification number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner's Federal income tax return.

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     A portion of the dividends paid by a Domestic Equity Fund or BNY Mellon Balanced Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions referred to above in the discussion of qualified dividend income. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

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     Tax Consequences of Certain Investments. Dividends and interest received by a Fund, and gains realized thereby, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on those securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts

(collectively, "Derivatives") derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund dividends attributable to PFIC income will not be eligible for the 15% maximum Federal income tax rate on qualified dividend income described above.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain--which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Gains and losses realized from portfolio transactions ordinarily will be treated as capital gains and losses. However, a portion of the gains and losses from the disposition of foreign currencies and certain non-U.S.-dollar-denominated securities (including debt instruments, certain financial Derivatives and certain preferred stock) may be treated as ordinary income and losses under section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gains realized from engaging in "conversion transactions" may be treated as ordinary income under section 1258 of the Code. "Conversion transactions" are defined to include certain Derivative and straddle transactions, transactions marketed or sold to produce capital gains and transactions described in Treasury regulations to be issued in the future.

     Under section 1256 of the Code, any gain or loss realized by a Fund from certain Derivatives will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise on exercise or lapse of those Derivatives as well as from closing transactions. In addition, any such Derivatives remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value (i.e., "marked-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain Derivatives may constitute "straddles," which are defined to include offsetting positions in actively traded personal property. In certain circumstances, the Code sections that govern the tax treatment of straddles override or modify sections 988 and 1256 of the Code. As such, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If a Fund were treated as entering into straddles by reason of its engaging in certain Derivatives transactions, those straddles would be characterized as "mixed straddles" if the Derivatives comprising a part of the straddles were governed by section 1256 of the Code. Each Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to a Fund may differ. If no election is made, then to the extent the straddle and conversion transaction rules apply to positions established by a Fund, losses realized by it will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of those rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss and long-term capital gains may be treated as short-term capital gains or ordinary income.

     If a Fund has an "appreciated financial position"--generally, an interest (including an interest through a Derivative or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

     Investment by a Fund in securities issued at a discount (for example, zero coupon, pay-in-kind or step-up securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and to distribute that income to satisfy the Distribution Requirement and avoid the Excise Tax. In that case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to make the necessary distribution.

     State and Local Taxes. Depending on the extent of a Fund's activities in states and localities in which it is deemed to be conducting business, it may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

     Foreign Shareholders - U.S. Federal Income Taxation. U.S. Federal income taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is effectively connected with a U.S. trade or business carried on by the shareholder ("effectively connected") as discussed generally below. Special U.S. Federal income tax rules that differ from those described below may apply to certain foreign persons who invest in a Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

     Foreign Shareholders - Dividends. Dividends (other than exempt-interest dividends) distributed to a foreign shareholder that are not effectively connected generally will be subject to a U.S. Federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder's dividends are effectively connected, however, those dividends will not be subject to such withholding and instead will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the Federal branch profits tax.

     Capital gains realized by a foreign shareholder on the sale of Fund shares and capital gain distributions to the shareholder generally will not be subject to U.S. Federal income tax unless the shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to backup withhold on capital gain distributions and the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

     Foreign Shareholders - Estate Tax. Foreign individuals generally are subject to U.S. Federal estate tax on their U.S. situs property, such as Fund shares, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

***

     The foregoing is only a summary of certain Federal tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

PORTFOLIO TRANSACTIONS

     General. The Investment Adviser assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of the Investment Adviser and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the "Trading Desk"). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by the Investment Adviser, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

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     For the fiscal years ended August 31, 2006, 2007 and 2008 (except as indicated), the amounts paid by the indicated Funds for brokerage commissions and concessions on principal transactions, none of which were paid to the Distributor, were as follows:

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Brokerage Commissions Paid

2006	2007	2008

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BNY Mellon Large Cap Stock Fund	$ 754,721	$3,750,457	$1,569,920
BNY Mellon Income Stock Fund	$ 403,471	$ 301,705	$ 277,755
BNY Mellon Mid Cap Stock Fund	$3,522,356	$4,141,771	$3,585,351
BNY Mellon Small Cap Stock Fund	$3,510,741	$3,768,261	$1,865,164
BNY Mellon U.S. Core Equity 130/30	-	$ 7,455[1]	$ 442,156
Fund
BNY Mellon International Fund	$4,575,070	$5,427,768	$4,830,406
BNY Mellon Emerging Markets Fund	$4,162,450	$4,342,114	$4,074,002
BNY Mellon Balanced Fund	$ 74,503	$ 289,276	$ 114,685

[1] From August 1, 2007 (commencement of operations) through August 31, 2007.

		Concessions on Principal Transactions

Funds	2006	2007	2008

BNY Mellon Large Cap Stock Fund	-0-	$ 20,338	$458,451
BNY Mellon Income Stock Fund	-0-	$ 83,450	$ 57,503
BNY Mellon Mid Cap Stock Fund	$1,244,377	$ 339,815	$ 61,600
BNY Mellon Small Cap Stock Fund	$ 140,447	$ 5,592	-0-
BNY Mellon U.S. Core Equity 130/30	-	$ 159[1]	$ 20,503
Fund
BNY Mellon International Fund	-0-	-0-	-0-
BNY Mellon Emerging Markets Fund	-0-	-0-	-0-
BNY Mellon Balanced Fund	-0-	$ 1,451	$ 4,665
[1] From August 1, 2007 (commencement of operations) through August 31, 2007.
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     The reason for the differences between the aggregate dollar amount of brokerage commissions paid in 2008 by each of the above-indicated Funds and the aggregate dollar amount of brokerage commissions paid in either or both of the prior fiscal years by such Funds primarily was due to differences in trading activity, with higher brokerage commissions the result of increased relative trading activity and lower brokerage commissions the result of decreased relative trading activity.

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     The Trust contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Investment Adviser. The Trust's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Investment Adviser are reasonable and fair. There were no commissions paid to affiliates of the Investment Adviser for the fiscal year ended August 31, 2008.

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     Soft Dollars. The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

     Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a "mixed use"). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

     The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

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     The transactions conducted on an agency basis through a broker for the indicated Funds for, among other things, research services for the fiscal year ended August 31, 2008 were as follows:

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		Commissions and

Name of Fund	Transaction Amount	Concessions

BNY Mellon Balanced Fund	$ 36,168,159	$ 36,630
BNY Mellon Emerging Markets Fund	$ 56,636,732	$ 80,535
BNY Mellon Income Stock Fund	$ 66,840,599	$ 73,799
BNY Mellon International Fund	$450,069,708	$559,918
BNY Mellon Large Cap Stock Fund	$549,490,875	$548,142
BNY Mellon Mid Cap Stock Fund	$ 3,099,703	$280,513
BNY Mellon Small Cap Stock Fund	$ 1,554,371	$ 44,520
BNY Mellon U.S. Core Equity 130/30 Fund	$ 47,160,280	$ 50,465
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     (Municipal Bond Funds only) Portfolio securities ordinarily are purchased from and sold to parties acting either as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     (Money Market Funds only) All portfolio transactions of each money market fund are placed on behalf of the fund by the Investment Adviser. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Investment Adviser uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Investment Adviser also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a differential effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Investment Adviser will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtained.

     IPO Allocations. (Domestic Equity Funds, International Equity Funds and BNY Mellon Balanced Fund only) Certain funds advised by the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and targets funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs are for small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. Within each product group and capitalization category, the Investment Adviser (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with client guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of "hot" IPOs, where the Investment Adviser (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably across participating product groups. "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation across product groups will be based on the percentage of total assets under management of the product to the total assets under management of all product groups participating. Within each product, shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation determined by each product group based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

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     Regular Broker-Dealers. A Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended August 31, 2008 (the issuer of the securities and the aggregate value per issuer is as of August 31, 2008):

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     BNY Mellon Large Cap Stock Fund - Goldman, Sachs & Co., $29,093,000, J.P. Morgan Securities Inc., $40,695,000, Citigroup Global Markets Inc., $16,595,000, Banc of America Securities LLC, $28,654,000, General Electric Credit Corp., $28,886,000 and Morgan Stanley, $12,389,000; BNY Mellon Income Stock Fund - Citigroup Global Markets Inc., $3,734,000, Banc of America Securities LLC, $6,200,000, J.P. Morgan Securities Inc., $6,787,000, Prudential Equity Group LLC, $943,000, Morgan Stanley, $1,039,000, Goldman, Sachs & Co., $2,427,000 and General Electric Co., $5,759,000; BNY Mellon U.S. Core Equity 130/130 Fund – Banc of America Securities LLC $3,069,000, Citigroup Global Markets, Inc., $1,794,000, J.P. Morgan Securities Inc., $4,065,000, Goldman, Sachs & Co., $3,242,000, Morgan Stanley, $1,339,000, General Electric Co., $3,341,000 and Lehman Brothers Inc., $624,000; BNY Mellon International Fund - Deutsche Bank Securities Inc., $3,414,000, UBS Securities LLC, $14,049,000, and Credit Suisse Securities (USA) Inc., $5,658,000; BNY Mellon Bond Fund - Banc of America Securities LLC, $16,086,000, Citigroup Global Markets Inc., $6,209,000, Goldman, Sachs & Co., $3,512,000, J.P. Morgan Securities Inc., $4,627,000, Lehman Brothers Inc., $4,066,000, Credit Suisse Securities (USA) Inc., $4,460,000 and Morgan Stanley, $6,338,000; BNY Mellon Intermediate Bond Fund - Banc of America Securities LLC, $12,781,000, Citigroup Global Markets Inc., $6,617,000, Goldman, Sachs & Co., $5,194,000, J.P. Morgan Securities Inc., $7,276,000, Lehman Brothers, Inc., $5,894,000, Merrill Lynch & Co. Inc., $7,076,000, Morgan Stanley, $6,007,000, Prudential Equity Group LLC, $3,166,000 and General Electric Co., $5,439,000; BNY Mellon Balanced Fund - Credit Suisse Securities (USA) Inc., $638,000, Goldman, Sachs & Co., $529,000, J.P. Morgan Securities Inc., $745,000, Lehman Brothers Inc., $380,000 and Morgan Stanley, $1,042,000; BNY Mellon Money Market Fund - Prudential Equity Group LLC, $50,003,000, Credit Suisse Securities



(USA) Inc., $45,019,000, General Electric Co., $41,990,000, Citigroup Global Markets Inc., $30,000,000, Goldman, Sachs & Co., $25,755,000, and American Express Co., $30,967,000.

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     Disclosure of Portfolio Holdings. It is the policy of the Trust to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each Fund, except the Money Market Funds, will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund will each disclose daily at www.dreyfus.com its complete schedule of holdings as of the end of the previous business day. The information will be posted with a one-month lag, except for the Money Market Funds, and will remain accessible until the Trust files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

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     If a Fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. A Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     A Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Funds' custodians, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of a Fund's portfolio holdings may be authorized only by the Trust's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Trust's Board.

SUMMARY OF PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

     The Trust's Board has delegated to Dreyfus the authority to vote proxies of companies held in the Funds' portfolios. Dreyfus, through its participation on the BNY Mellon Proxy Committee (the "PPC"), applies BNY Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the Funds.

     Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the funds and its shareholders.

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     Dreyfus seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Dreyfus and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by BNY Mellon or its affiliates (including the Dreyfus Family of Funds and the Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

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     All proxies received by the Funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the PPC for discussion and vote. Additionally, the PPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Dreyfus seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer's management from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

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     On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

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     In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

     Information regarding how Dreyfus voted proxies for the Funds is available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the Trust's Form N-PX filed with the SEC.

INFORMATION ABOUT THE TRUST AND FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights in liquidation. Fund shares have a par value of $.001 per share, have no preemptive or subscription rights, and are freely transferable.

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     The Trust is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. For certain matters shareholders vote together as a group; as to others they vote separately by series, or, where matters affect different classes of a series differently, by class. The Trustees have authority to create an unlimited number of shares of beneficial interest, par value $.001 per share, in separate series. The Trustees have authority to create additional series at any time in the future without shareholder approval.

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     On each matter submitted to a vote of the shareholders, all shares of each Fund shall vote together, except as to any matter for which a separate vote of any Fund is required by the 1940 Act and except as to any matter which affects the interests of particular Funds or classes differently, in which case the holders of shares of the one or more affected Funds or classes shall be entitled to vote separately.

     The assets received by the Trust for the issue or sale of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund, and are attributed to the applicable class thereof, and constitute the underlying assets of such Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the Funds and the relative difficulty in administering each Fund. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of the same class and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund, attributable to their class, and available for distribution.

     The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by a vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purposes of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which the Investment Adviser believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such Fund.

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     With respect to BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Bond Fund and BNY Mellon Intermediate Bond Fund, effective December 31, 2004, each Fund changed the manner in which its respective investment objective is articulated.

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     The following persons are known by the Trust to own of record 5% or more of the indicated Fund's outstanding voting securities on December 4, 2008. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

BNY Mellon Large Cap Stock Fund:

SEI Private Trust	97.82% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	68.26% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Philip C. Stein Jr.	5.59% (Investor Shares)
Schwenksville, PA 19473-2102

BNY Mellon Income Stock Fund:

SEI Private Trust	99.02% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust	12.72% (Investor Shares)
One Freedom Valley Drive
Oaks, PA 19456
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
Pershing, LLC	58.55% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Ann R. Luce	12.86% (Investor Shares)
Boulder, CO 80306-1882

Walter C. Wilson & Janet A. Wilson, as joint	7.54% (Investor Shares)
tenants with rights of survivorship
Pittsburgh, PA 15236-4258

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BNY Mellon Mid Cap Stock Fund:

SEI Private Trust	97.53% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

National Financial Services, for the benefit of	21.09% (Investor Shares)
First National Trust Company, Custodian IRA
Mark J. Momsen
Rochester, MN 55902-2276

Pershing, LLC	13.61% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.	6.06% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

Merrill Lynch, Pierce, Fenner & Smith Inc.	29.28% (Dreyfus Premier Shares)
for the sole benefit of its customers
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.	14.69% (Dreyfus Premier Shares)
333 West 34th Street, 3rd Floor
New York, NY 10001-2402

National Financial Services, for the benefit of	9.97% (Dreyfus Premier Shares)
Mark A. Domanski, Custodian
Bryce J. Domanski UTMA PA
Wilkes Barre, PA 18705-2416

BNY Mellon Small Cap Stock Fund:

SEI Private Trust	97.07% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Charles Schwab & Co. Inc.	8.50% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing, LLC	14.71% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052
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National Financial Services, for the benefit of	5.59% (Investor Shares)
ONB Bank and Trust Co, Custodian
IRA of Karen A. Rose
Tulsa, OK 74105-2201

BNY Mellon U.S. Core Equity 130/30 Fund:

SEI Private Trust Company	96.09% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	91.53% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

MBC Investments Corporation	5.76% (Investor Shares)
c/o Mellon Financial Corporation
4001 Kennett Pike - Suite 218
2 Greenville Crossing
Greenville, DE 19807-2029

BNY Mellon International Fund:

SEI Private Trust	96.12% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	54.22% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Company, Inc.	15.36% (Investor Shares)
101 Montgomery Street, # Dept.
San Francisco, CA 94104-4151

BNY Mellon Emerging Markets Fund:

SEI Private Trust	96.37% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	51.08% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Saxon & Co.	12.61% (Investor Shares)
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
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
Charles Schwab & Co. Inc.	12.97% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

BNY Mellon Balanced Fund:

SEI Private Trust	99.51% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing LLC	93.84% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

BNY Mellon Bond Fund:

SEI Private Trust	95.76% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	37.65% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Muncy & Co.	7.90% (Investor Shares)
c/o The Muncy Bank & Trust Company
2 North Main Street
Muncy, PA 17756-1004

Reliance Trust Company, Custodian for the benefit of	6.36% (Investor Shares)
Zito Media Retirement Savings Plan
P.O. Box 48529
Atlanta, GA 30362-1529

Charles Schwab & Co. Inc.	13.45% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

BNY Mellon Intermediate Bond Fund:

SEI Private Trust	98.18% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	77.12% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052
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Charles Schwab & Co. Inc.	9.73% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

BNY Mellon Short-Term U.S. Government Securities
Fund:

SEI Private Trust	99.65% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Wilmington Trust Co., IRA Custodian, for the benefit of	5.44% (Investor Shares)
Sharon Molberger Draghi
P.O. Box 8882
Wilmington, DE 19899-8882

Pershing, LLC	46.06% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Brown Brothers Harriman & Co.	9.07% (Investor Shares)
525 Washington Blvd.
Jersey City, NJ 07310-1606

SEI Private Trust	18.42% (Investor Shares)
One Freedom Valley Drive
Oaks, PA 19456

Charles Schwab & Co. Inc.	19.68% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

BNY Mellon National Intermediate Municipal Bond Fund:

SEI Private Trust	99.02% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

National Financial Services, for the benefit of	9.45% (Investor Shares)
Saul Sandoval
Burbank, IL 60459-1340

Citigroup Global Markets, Inc.	7.01% (Investor Shares)
333 West 34th Street
New York, NY 10001-2402

Pershing LLC	13.20% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052
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Merrill Lynch, Pierce, Fenner & Smith Inc.	75.71% (Dreyfus Premier Shares)
for the sole benefit of its customers
4800 Deer Lake Drive, Floor 3
Jacksonville, FL 32246-6484

First Clearing, LLC	12.72% (Dreyfus Premier Shares)
Stegman Trust
Jeanette H. Stegman, Trustee
115 Lake Road
Clearwater, FL 33764-7107

Morgan Stanley & Company	11.55% (Dreyfus Premier Shares)
Harborside Financial Center Plaza 2, 3rd Floor
Jersey City, NJ 07311

BNY Mellon National Short-Term Municipal Bond Fund:

SEI Private Trust	100% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	21.72% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Saxon & Co.	5.36% (Investor Shares)
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Wilmington Trust Co., for the benefit of	15.15% (Investor Shares)
Benjamin Draghi
P.O. Box 8882
Wilmington, DE 19899-8882

Charles Schwab & Co. Inc.	14.02% (Investor Shares)
101 Montgomery Street
San Francisco, CA 94104-4151

Wilmington Trust Co., for the benefit of	28.84% (Investor Shares)
Sharon Molberger Draghi
P.O. Box 8882
Wilmington, DE 19899-8882

Wilmington Trust Co., for the benefit of	10.10% (Investor Shares)
Nicolas Draghi
P.O. Box 8882
Wilmington, DE 19899-8882
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BNY Mellon Pennsylvania Intermediate Municipal Bond
Fund:

SEI Private Trust	99.20% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	68 21% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Harry S. Soderstrom TOD	8.30% (Investor Shares)
Hillsboro, OH 45133-8559

Philip C. Stein, Jr.	6.18% (Investor Shares)
Schwenksville, PA 19473-2102

Barbara S. Sale	5.07% (Investor Shares)
Baltimore, MD 21210-1233

Saxon & Co.	6.41% (Investor Shares)
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

BNY Mellon Massachusetts Intermediate Municipal Bond
Fund:

SEI Private Trust	96.44% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Duncan M. McFarland	12.01% (Investor Shares)
Westwood, MA 02090-2907

National Financial Services, for the benefit of	8.73% (Investor Shares)
Fred M. Fox, Jr.
Winter Garden, FL 34787-5310

William F. Drake Trust	6.85% (Investor Shares)
175 Millwood Street
Framingham, MA 01701-3775

Pershing, LLC	7.06% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

Richard F. Farrell & Ma Elba Farrell	99.98% (Dreyfus Premier Shares)
Carlsbad, NM 88221-2032

BNY Mellon Municipal Opportunities Fund:

SEI Private Trust	99.96% (Class M Shares)
One Freedom Valley Drive
Oaks, PA 19456

Pershing, LLC	48.09% (Investor Shares)
P.O. Box 2052
Jersey City, NJ 07303-2052

MBC Investments Corporation	51.91% (Investor Shares)
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE 19807-2029

BNY Mellon Money Market Fund:

Boston Safe Deposit & Trust Company	99.99% (Class M Shares)
3 Mellon Bank Center
Pittsburgh, PA 15259-0001

Reliance Trust Company, Custodian for the benefit of	99.04% (Investor Shares)
KBSF 401K Profit Sharing Plan
P.O. Box 48529
Atlanta, GA 30362-1529

BNY Mellon National Municipal Money Market Fund:

Boston Safe Deposit & Trust Company	99.97% (Class M Shares)
3 Mellon Bank Center
Pittsburgh, PA 15259-0001

MBC Investments Corporation	100% (Investor Shares)
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE 19807-2315
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FINANCIAL STATEMENTS

     Each Fund will send annual and semi-annual financial statements to all of its shareholders of record.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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     K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, has passed upon the legality of the shares offered by the Class M and Investor Class Prospectus, Dreyfus Premier Class Prospectus and this SAI.

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     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the non-interested Trustees of the Trust.

     KPMG LLP, 345 Park Avenue, New York, New York 10154, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the Trust.

APPENDIX A

RISK FACTORS—INVESTING IN PENNSYLVANIA MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Pennsylvania (the "Commonwealth") and various local agencies, available as of the date of this Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

General

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     The Commonwealth had been historically identified as a heavy industry state, although declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy over the last thirty years. Current major sources of economic growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions. Pennsylvania's agricultural industries also are an important component of the Commonwealth's economic structure, accounting for more than $5.2 billion in crop and livestock products annually. Pennsylvania ranks among the top ten states in the production of a variety of agricultural products. In 2006, agribusiness and food related industries reached export sales surpassing $1.3 billion in economic activity. Agriculture exports have grown by more than 5.3% since 2003.

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     Pennsylvania's extensive public and private forests provide a vast source of material for the lumber, furniture and paper products industries. The forestry and related industries accounts for 1.5% of employment with economic activity of nearly $5 billion in domestic and international trade. Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams and lakes. Other natural resources include major deposits of coal, petroleum and natural gas. Annually, about 80 million tons of anthracite and bituminous coal, 168 billion cubic feet of natural gas, and about 3.6 million barrels of oil are extracted from Pennsylvania.

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     In 2007, the population of Pennsylvania was 12.4 million. The Commonwealth is highly urbanized, with 79% of the 2007 mid-year population estimate residing in the 15 metropolitan statistical areas of the Commonwealth. The cities of Philadelphia and Pittsburgh, the Commonwealth's largest metropolitan areas, together contain almost 44% of the Commonwealth's total population. Pennsylvania's workforce is estimated at 5.8 million people.

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     Pennsylvania's average annual unemployment rate was equivalent to the national average throughout the 2000's. Slower economic growth caused the rate to rise to 5.7% in 2003. The resumption of faster economic growth resulted in a decrease in the Commonwealth's annual unemployment rate to 4.4% in 2007. From 2002 through 2007, Pennsylvania's annual average unemployment rate was at or below the national average. As of September 2008, Pennsylvania had a seasonally adjusted annual unemployment rate of 5.7% .

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     Personal income in the Commonwealth for 2007 was $482.2 billion, an increase of 5.5% over the previous year. During the same period, national personal income increased at a rate of 6.1% . Based on the 2007 personal income estimates, per capita income for 2007 was at $38,788 in the Commonwealth, compared to per capita income in the United States of $38,611.

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A-1

P:\SAI\Funds\MPAM Funds Trust\Mellon-SAI-12-2008.DOC/023

Description of Funds

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     The Commonwealth utilizes the fund method of accounting, and over 150 funds have been established and currently exist for the purpose of recording receipts and disbursements, of which the General Fund is the largest. The General Fund receives all tax and non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund, including debt service on most bond indebtedness of the Commonwealth. The Motor License Fund receives all tax and fee revenues relating to motor fuels and vehicles, except the revenues from ½¢ per gallon of the liquid fuels tax, which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities. All revenues relating to motor fuels and vehicles are constitutionally required to be used only for highway purposes. Similarly, other special revenue funds have been established by law to receive specified revenues appropriated to departments, boards and/or commissions for payment of their operating and administrative costs. Some of these special revenue funds are required to transfer excess revenues to the General Fund, and some receive funding, in addition to their specified revenues, through appropriations from the General Fund.

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     The Tobacco Settlement Fund is a special revenue fund established to receive tobacco litigation settlement payments paid to the Commonwealth. The Commonwealth is one of 46 states that settled certain smoking-related litigation in a November 1998 master settlement agreement with participating tobacco product manufacturers (the "MSA"). Under the MSA, the Commonwealth is entitled to receive a portion of payments made pursuant to the MSA by participating tobacco product manufacturers. Most revenues to the Tobacco Settlement Fund are subject to annual appropriation by the General Assembly and approval by the Governor.

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     The Budget Stabilization Reserve Fund (replacing the Tax Stabilization Reserve Fund in 2002, the "BSRF") is a special revenue fund that receives a portion of any budgetary basis fiscal year-end surplus of the General Fund. The BSRF is to be used for emergencies threatening the health, safety or welfare of citizens or during downturns in the economy that result in significant unanticipated revenue shortfalls not able to be addressed through the normal budget process. Assets of the BSRF may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly. At the end of Fiscal Year 2007, $176.9 million was transferred to the BSRF, which represented the required statutory transfer of 25% of the $707.8 million unappropriated surplus balance. At present, the Commonwealth maintains a balance of approximately $743.6 million in the BSRF. In July 2008, the statutory transfer of 25% was suspended for one year. Additionally, the Commonwealth maintains balances in various funds and accounts, including the BSRF, totaling approximately 8.5% of the Commonwealth's annual operating costs.

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     The Commonwealth maintains trust and agency funds that are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals. Enterprise funds are maintained for departments or programs operated like private enterprises. Two of the largest of these funds are the State Stores Fund and the State Lottery Fund. The State Stores Fund is used for the receipts and disbursements of the Commonwealth's liquor store system, as the sale and distribution of all liquor within Pennsylvania is a government enterprise. The State Lottery Fund is a an enterprise fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the costs of programs benefiting the elderly and handicapped in the Commonwealth. In addition, the Commonwealth maintains funds classified as working capital, bond and sinking funds for specified purposes.

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     Financial information for the principal operating funds is maintained on a budgetary basis of accounting, which ensures compliance with the enacted operating budget and is governed by applicable

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Commonwealth statutes and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The GAAP statements are audited jointly by the Department of the Auditor General and an independent public accounting firm. The Commonwealth maintains a June 30th fiscal year end.

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Revenues

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     Tax revenues constitute approximately 97.7% of Commonwealth revenues in the General Fund. The major tax sources for the General Fund of the Commonwealth are the personal income tax ($10.908 billion, 391.1% of Fiscal Year 2008 revenues), the sales tax ($8.497 billion, 30.4% of Fiscal Year 2008 revenues), the corporate net income tax ($2.418 billion, 8.7% of Fiscal Year 2008 revenues) and the utility gross receipts tax ($1.349 billion, 4.8% of Fiscal Year 2008 revenues).

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     The Commonwealth's personal income tax is levied at a flat rate on the taxable income of all residents and resident trusts and estates and taxable income attributable to Pennsylvania non-resident estates and trusts. The current tax rate of 3.07% became effective on January 1, 2004. Credit against the tax is allowed for gross or net income taxes paid to other states by Pennsylvania residents.

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     The sales tax is levied at a rate of 6% on the sale, use, storage, rental or consumption of tangible personal property, cigarettes and certain services, and upon the occupancy of hotel rooms. Substantial exemptions from the tax include clothing, food purchased in grocery stores or supermarkets, medical supplies, drugs, residential use of certain utilities, motor fuels, and machinery, equipment and items used in manufacturing, processing, farming or dairying and utility service. Beginning in Fiscal Year 1998, 1.22% of collections, up to an annual limit of $75 million, were transferred to a special fund for mass transit assistance, and in Fiscal Year 2008 the percentage was increased by an additional 4.4% .

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     The corporate net income tax is paid by all domestic and foreign corporations for the privilege of doing business, carrying on activities or employing capital or property in the Commonwealth. The current tax rate of 9.99% became effective for fiscal years beginning on or after January 31, 1995.

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     The utility gross receipts tax is levied on the gross receipts from business transacted within Pennsylvania by specified public utilities owned, operated or leased by corporations, associations or individuals. The tax rate is 50 mills for all utilities except electric utilities, which are taxed at the rate of 44 mills. The tax rate for electric utilities is adjusted annually under provisions of a formula enacted with the deregulation of electric generation in Pennsylvania. Beginning with Fiscal Year 1999, 0.18% of receipts are transferred to a special fund for mass transit purposes. Revenue from 0.2 mills of the tax is deposited in the Alternative Fuels Incentive Grant Fund.

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     Other taxes, including the capital stock and franchise taxes ($1.02 billion, 3.7% of Fiscal Year 2008 revenues), the cigarette tax ($784.1 million, 2.8% of Fiscal Year 2008 revenues) and inheritance and estate taxes ($828.6 million, 3.0% of Fiscal Year 2008 revenues), also contribute significant revenues to the Commonwealth's budget.

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     The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil companies franchise tax. For Fiscal Year 2008, the liquid fuels tax accounted for $591.7 million (22.2%), and the oil company franchise tax accounted for $447.7 million (16.8%) of Motor License Fund revenues. Portions of certain taxes whose receipts are deposited into the Motor License Fund are legislatively restricted to specific transportation programs. These receipts are accounted for in restricted accounts in the Motor License Fund and are not included in the discussions of the tax revenues of the Motor License Fund.

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     License and fee receipts in the General Fund for Fiscal Year 2008 totaled $122.4 million representing 0.4% of Commonwealth revenues to the General Fund. A general increase in various General Fund fees was enacted in December 2003 and effective as of January 2004. Revenues from motor vehicle licenses and fees in Fiscal Year 2008 were $872.1 million, representing 32.7% of total Fiscal Year 2008 Motor License Fund revenues.

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     Federal Revenues. Receipts by the Commonwealth in its General Fund, Motor License Fund and State Lottery Fund from the Federal government during Fiscal Year 2007 totaled $17.5 billion, while such Federal receipts were expected to total $18.1 billion in Fiscal Year 2008 and $18 billion in Fiscal Year 2009. Approximately $11.8 billion, or 67.7% of total Federal revenue to the Commonwealth for Fiscal Year 2007, was attributable to public health and welfare programs. In Fiscal Year 2008, $12.3 billion, or 67.6% of Federal revenues, was attributable to these types of programs.

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Expenditures

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     Education. In Fiscal Year 2008, expenditures from Commonwealth revenues for education purposes were over $11.5 billion. The enacted budget for Fiscal Year 2009 included over $11.8 billion in education funding, an increase of 2.9% over Fiscal Year 2008.

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     Public Health and Human Services. The Commonwealth provides temporary support for its residents who are seeking to achieve and sustain independence. It also provides care, treatment and rehabilitation to persons with mental and physical disabilities and supports programs to prevent or reduce social, mental and physical diseases and disabilities. Expenditures were $24.3 billion in Fiscal Year 2008 and are projected to be $25.4 billion for Fiscal Year 2008. Of the Fiscal Year 2008 expenditures, $9.8 billion was funded from the General Fund, while $10.6 billion is estimated to be provided for Fiscal Year 2009. Federal funds are expected to increase by $377.6 million, and augmentations are expected to decrease by $146.4 million for Fiscal Year 2009. The Fiscal Year 2009 budget includes $415.5 million of receipts from the Tobacco Settlement Fund that will be expended for health care.

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     Programs providing temporary financial assistance and medical assistance comprise the largest portion of public health and human services expenditures. General Fund expenditures for these assistance programs amounted to $5.78 billion in Fiscal Year 2008, while $6.39 billion was budgeted from the General Fund for Fiscal Year 2009. The Fiscal Year 2008 budget included the use of $88.7 million in additional intergovernmental transfer funds to offset General Fund requirements. A nursing home assessment fee provided a General Fund offset of $162.1 million in Fiscal Year 2008, and is expected to provide a $181.7 million offset in Fiscal Year 2009. In addition, a managed care organization assessment provided a General Fund offset of $183.9 million in Fiscal Year 2008, and is expected to provide a $214 million offset in Fiscal Year 2009.

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     Expenditures for medical assistance increased during the period from Fiscal Years 1998 through 2008 by an average annual rate of 11%. Expenditures from Commonwealth funds were $5.2 billion in Fiscal Year 2008 and are projected to be $5.8 billion in Fiscal Year 2009, an increase of 10.7% over the previous fiscal year. Income maintenance cash assistance payments to families in transition to independence are estimated to be $1.031 billion for Fiscal Year 2008, of which $454.2 million is from the General Fund. The budget for Fiscal Year 2009 includes a total of $1.088 billion, with $490.1 million provided from the General Fund.

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     Transportation. The Commonwealth is responsible for the construction, restoration and maintenance of the highways and bridges in the 40,000-mile state highway system, including certain city streets that are a part of the state highway system. Assistance for the maintenance and construction of local roads and bridges is provided to municipalities through grants of financial aid. Highway

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maintenance costs, construction costs and assistance grants are paid from the Motor License Fund. The General Fund, the State Lottery Fund and other special funds, including the Public Transportation Assistance Fund, the Liquid Fuels Tax Fund, the Highway Beautification Fund, the Motor Vehicle Transaction Recovery Fund and the new Public Transportation Trust Fund provide the remainder of funding for transportation programs.

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     Act 44 of 2007 ("Act 44"), signed into law on July 18, 2007, provided the largest single-year increase in Commonwealth funding for transportation. Through a "public-public" partnership between the Pennsylvania Department of Transportation and the Pennsylvania Turnpike Commission, the Commonwealth will invest nearly $1 billion annually in transportation infrastructure. Act 44 provides an average of $950 million in new funding per year for highways, bridges and transit over the next ten years. In Fiscal Year 2008, $750 million in additional funding was invested in the Commonwealth's transportation system with $450 million going to highway and bridge projects and $300 million to mass transit projects. In Fiscal Year 2009, this increases to $850 million, with $500 million going to highway and bridge projects and $350 million to mass transit programs. By Fiscal Year 2010, $900 million will be invested annually with $500 million for highway and bridge projects and $400 million for mass transit. After Fiscal Year 2010, investments would rise 2.5% annually. The debt will be repaid over time with revenue from a 25% toll increase on the Pennsylvania Turnpike beginning in 2009 and from new tolls to be collected on Interstate 80.

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     In October 2007, the Turnpike Commission and the Department of Transportation signed a 50 year lease agreement in which the Turnpike Commission agreed to provide the aforementioned payments to the Department of Transportation in exchange for authority to toll and operate Interstate 80. A joint application to the Federal Highway Administration seeking Federal authorization to toll and improve Interstate 80 was submitted on October 13, 2007. In September 2008, the Federal Highway Administration notified the Commonwealth that it was required to reject its application to toll Interstate 80 as the application did not meet the technical requirements of Federal law. The Department of Transportation and the Turnpike Commission are reviewing options to possibly submit a revised application to the Federal government. In the event that the Federal government maintains its rejection of the proposed tolling of Interstate 80, lease payments from the Turnpike Commission to the Commonwealth would likely decline by an estimated $450 million annually beginning in Fiscal Year 2011. The possible reduction in lease payments would lead to a decrease of $200 million in annual expenditures for highway and bridge projects and a $250 million decrease in expenditures for mass transit.

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     The Commonwealth also provides subsidies for mass transit systems including passenger rail and bus service. In Fiscal Year 2008, the funding mechanisms for mass transit were changed with the enactment of Act 44. Mass transit funding was shifted from the General Fund to a combination of sources of revenue going into a new Public Transportation Trust Fund (the "PTTF"). The PTTF, established by Act 44, was created to provide a long-term, predictable and growing source of revenues for public transportation systems. A new, dedicated revenue stream consisting of 4.4% of the sales and use tax is earmarked for mass transit systems. The PTTF also receives revenues from the Public Transportation Assistance Fund, the Lottery Fund, and lease payments from the Pennsylvania Turnpike Commission relating to the proposed lease of Interstate 80. The Fiscal Year 2009 budget proposes $1.22 billion in funding for public transit through the PTTF. This funding supports mass transit programs statewide, providing financial assistance for operating costs, capital costs, and certain administrative costs for the Department of Transportation. Dedicated revenues streams to the PTTF and revenues generated through Act 44 are estimated to generate an increase of $300 million annually for local mass transit systems. For Fiscal Year 2007, Commonwealth funding available for mass transit was $635.67 million. The revised funding mechanisms have increased mass transit funding to $1.033 billion in Fiscal Year 2008 and the enacted Fiscal Year 2009 budget includes $1.099 billion.

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     Total funding for the Commonwealth's highway and bridge program for Fiscal Year 2007 was $2.179 billion. This level increased to $2.345 billion in Fiscal Year 2008 and is budgeted to rise to $2.413 billion in Fiscal Year 2009. Highway and bridge expenditures by local governments through grants paid from Motor License Fund and restricted revenues were $333.9 million in Fiscal Year 2007 and $366.3 million for Fiscal Year 2008. For Fiscal Year 2009, the funding level will be $2.177 billion.

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     The Commonwealth's current aviation program funds the development of public airport facilities through grants providing for airport development, runway rehabilitation and real estate tax rebates for public use airports. Taxes levied on aviation and jet fuel provide revenues for a restricted account for aviation programs in the Motor License Fund. In Fiscal Year 2007, $8.3 million was expended from the aviation restricted account for such purposes. A total of $9.3 million was budgeted for Fiscal Year 2008 and $9.3 million is available for Fiscal Year 2009.

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Financial Performance

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     Recent Developments. On July 4, 2008, the Commonwealth's Fiscal Year 2009 budget was enacted by the General Assembly and signed into law by the Governor. The Fiscal Year 2009 budget projects a rise in revenues, prior to reserves for tax refunds, of 3.1% over Fiscal Year 2008 receipts. This projection anticipates that the state and national economies will avoid a prolonged economic slowdown and that economic growth will rebound in the latter half of 2009. The Fiscal Year 2009 budget provides for an increase in appropriations of 3.98% over Fiscal Year 2008, funded through remaining unappropriated surplus from Fiscal Year 2008.

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     General Fund Fiscal Year 2006 Financial Results (GAAP Basis). At June 30, 2006, the General Fund reported a fund balance of $2.97 billion, an increase of $100.4 million from the reported $2.87 billion fund balance at June 30, 2005. On a net basis, total assets increased by $537.1 million to $10.40 billion. Liabilities increased by $436.8 million to $7.43 billion largely because of an increase in unearned revenue of $348 million and an increase in accounts payable of $235 million.

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     General Fund tax revenues increased by 9%, with both corporation and personal income tax rising an average of 9% during Fiscal Year 2006. Sales and use tax collections increased by 4.2% . Intergovernmental revenues decreased by $439 million, resulting from lower amounts appropriated for Federal participation in medical and other assistance. Charges for sales and services decreased by $981 million due to specific program funding changes, including nursing home assessments. Total General Fund revenues increased by 0.98% ($414 million) during Fiscal Year 2006. Total General Fund expenditures increased by less than 1% ($311 million) during Fiscal Year 2006. Expenditures for protection of persons and property increased by $265 million due primarily to increases in amounts appropriated/expended for state police activities. Public education expenditures increased by $285 million due primarily to increases in basic and other subsidies to school districts. Health and human services expenditures decreased by $227 million, caused by lower aggregate demand and utilization of medical and other assistance during the fiscal year. Actual General Fund expenditures (budgetary basis) increased by 3.1% over the prior fiscal year, while revenues (budgetary basis) increased by 2.8% .

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     General Fund Fiscal Year 2006 Financial Results (Budgetary Basis). During Fiscal Year 2006, revenues to the Commonwealth exceeded the certified estimate by $864.6 million, or nearly 3.5% . Final Commonwealth General Fund revenues for the fiscal year totaled $25.85 billion. Total Fiscal Year 2006 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $25.70 billion. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional resources, was $25.38 billion. As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance, prior to the statutorily required 25% transfer to the BSRF, increased to $685.4 million, including

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the beginning balance from the prior year of operations. Following the statutorily required 25% transfer to the BSRF of $171.4 million, the Fiscal Year 2006 final unappropriated surplus balance was $514.1 million as of June 30, 2006.

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     Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 5.3% . Fiscal Year 2006 revenues (all sources) totaled $25.70 billion, an increase of $1.3 billion over Fiscal Year 2005. Intergovernmental transfer proceeds increased $381.9 million (5.5%), while funding from additional sources decreased $253.3 million (63%). Additionally, General Fund revenues grew $1.56 billion (6.3%) during Fiscal Year 2006, corporate tax receipts grew $425.8 million over the estimate (an 8.9% surplus), personal income taxes were $342.6 million over the estimate (a 3.7% surplus), sales and use taxes were approximately at the estimate, actual receipts were $65.2 million above the estimate (0.8% over the estimate), and realty transfer tax revenues exceeded the estimate by $61.4 million (12.5%) . Reserves for tax refunds in Fiscal Year 2006 were $1.04 billion, an increase of 3.5% from the Fiscal Year 2005 reserves. At the end of Fiscal Year 2006, approximately $103 million of reserves were available for making tax refunds in the following fiscal year.

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     Fiscal Year 2006 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $24.66 billion, an increase of 7.4% from Fiscal Year 2005 expenditures. A total of $181.8 million in appropriations were lapsed in Fiscal Year 2006. Intergovernmental transfers replaced $735.7 million of General Fund medical assistance costs in Fiscal Year 2006, compared to $697.9 million in Fiscal Year 2005. Additionally, an estimated $145.9 million in additional funds were appropriated in Fiscal Year 2006 to fund expenditures normally funded from Commonwealth revenues, a decrease from $399 million in Fiscal Year 2005. The final unappropriated balance was $514.1 million for Fiscal Year 2006.

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     General Fund Fiscal Year 2007 Financial Results (GAAP Basis). At June 30, 2007, the General Fund reported a fund balance of $3.37 billion, an increase of $401.4 million from the reported $2.97 billion fund balance at June 30, 2006. On a net basis, total assets increased by $761.3 million to $11.16 billion. Liabilities increased by $359.9 million to $7.80 billion largely because of an increase in unearned revenue ($117.2 million) and an increase in accounts payable ($194.1 million). The overall increase in fund balance, $401 million during the fiscal year, was $300 million more than the prior fiscal year increase in fund balance of $101 million.

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     General Fund tax revenues increased by 5% with corporation and personal income taxes rising 3% and 8%, respectively. These increases were offset by a scheduled decline in capital stock/foreign franchise tax revenues due to a phase-out of such taxes. Cigarette tax revenues decreased by 5% due to a decline in consumption; charges of sales and services decreased by $1.42 billion due almost exclusively to a $1.41 billion decrease related to the reporting of cash receipts and disbursements related to Commonwealth employee benefit costs; and intergovernmental revenues increased by a net $498 million, resulting primarily from certain newer Federal programs and higher amounts accrued for certain Federal programs. Total General Fund revenues increased by $590 million, or 1.36%, during Fiscal Year 2007. Total General Fund expenditures increased by less than 1% ($284 million) during Fiscal Year 2007. Expenditures for direction and supportive services decreased by a net $1.17 billion, due primarily to a $1.38 billion decrease related to the reporting of cash receipts and disbursements related to Commonwealth employee benefits and other increases of $208 million. Public education expenditures increased by $706 million due primarily to increases in basic education, school employee retirement and several other subsidies to school districts. Health and human services expenditures increased by $402 million, caused by a higher aggregate need for child protection and development services, medical services and income or cash grant assistance. Overall, Federal funding of health and human services declined by $187 million and state funding increased by $589 million during the fiscal year. Expenditures

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for economic development increased by $247 million. Reported transfers to the General Fund increased by $112 million in Fiscal Year 2007.

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     General Fund Fiscal Year 2007 Financial Results (Budgetary Basis). Continued weakness in the housing sector and escalating oil prices were two of the main factors that resulted in slower growth of the national economy during Fiscal Year 2007. Growth in gross domestic product ("GDP") finished at 2.5% for Fiscal Year 2007, down from 3.4% for the prior fiscal year. Corporate profits, growth in wages and salaries and consumer expenditures also were all lower during Fiscal Year 2007. Economic growth proved erratic at 0.4% in the first quarter of 2007 but rebounded to reach 4% in the second quarter of 2007. Job growth and the unemployment rate continued to drop throughout the fiscal year. Overall, these national economic conditions positively impacted Commonwealth revenue growth, as revenues exceeded the budget estimate. These additional revenues were used in part to replenish portions of reserve funds and to support an increased demand for governmental goods and services, particularly in the area of health care costs.

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     General Fund revenues exceeded the certified estimate by $649.6 million (2.4%) during Fiscal Year 2007, totaling $27.45 billion. Total Fiscal Year 2007 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $27.19 billion, an increase of $1.49 billion over Fiscal Year 2006. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $27.01 billion. As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance increased to $707.9 million. Accordingly, 25% of this preliminary balance ($176.9 million) was transferred to the BSRF. The final Fiscal Year 2007 unappropriated surplus balance was $530.9 million.

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     Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 5.8% . Funding from additional sources increased $111.8 million (76%), primarily due to increased transfers from other state funds. General Fund revenues grew $1.60 billion (6.2%) during Fiscal Year 2007 when measured on a year-over-year basis. Corporate tax receipts were $286.2 million (5.6%) over estimate for the fiscal year. Year-over-year growth in corporate taxes was 5.6% during Fiscal Year 2007 as corporate net income tax collections grew 8.3% and gross receipts tax collections grew 12.4% . Receipts from the capital stock and franchise tax declined 7.5% on a year-over-year basis due to the continued phase-out of this tax. Personal income taxes were $301.6 million over the estimate, while year-over year growth in personal income tax receipts was 7.7% . Sales and use taxes were essentially at estimate as actual receipts were $14.9 million below estimate, a difference of 0.17% from the fiscal year estimate. Sales tax collections grew 3.1% during Fiscal Year 2007, while non-tax revenues of the Commonwealth grew by 58%. Reserves for tax refunds in Fiscal Year 2007 were $1.05 billion, an increase of 1.4% from the Fiscal Year 2006 reserves.

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     Fiscal Year 2007 appropriations from Commonwealth revenues totaled $26.3 billion, an increase of 6.6% from Fiscal Year 2006 expenditures. Intergovernmental transfers replaced $536.7 million of General Fund medical assistance costs in Fiscal Year 2007, compared to $735.7 million in Fiscal Year 2006, a decrease of 27%. In addition, approximately $257.7 million in additional funds were appropriated in Fiscal Year 2007 to fund expenditures normally funded from Commonwealth revenues, an increase from $145.9 million in Fiscal Year 2006. The ending unappropriated balance was $530.9 million for Fiscal Year 2007.

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     General Fund Fiscal Year 2008 Financial Results (Budgetary Basis). The national economic slowdown and a recession in the housing sector adversely impacted growth in the Commonwealth during Fiscal Year 2008. Declining home sales and home values, a contraction in available credit, slightly higher unemployment and lower personal consumption resulted in less growth in revenues than had been projected. Lower than projected revenues from corporate and personal income taxes were responsible for

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the lower than projected growth. Commonwealth revenues, however, still exceeded the certified estimate for Fiscal Year 2008 by $167.5 million (0.6%) . Fiscal Year 2008 revenues (all sources) totaled $27.50 billion, an increase of $309.2 million over Fiscal Year 2007. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $27.45 billion. As a result of Commonwealth financial operations during Fiscal Year 2008, the preliminary unappropriated surplus balance, prior to the statutorily required transfer to the BSRF, totaled $582.9 million. In response to lower-than-projected growth in Commonwealth revenues, the General Assembly approved and the Governor signed into law, a one-year suspension of the 25% transfer to the BSRF for Fiscal Year 2008.

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     General Fund revenues grew $478.8 million (1.7%) during Fiscal Year 2008 when measured on a year-over-year basis. Corporate tax receipts were $13.3 million (0.2%) over estimate for the fiscal year. Year-over-year growth in corporate taxes also was 0.2% during Fiscal Year 2008 as corporate net income tax collections declined 3% while gross receipts tax collections grew 4.3% and receipts from the capital stock and franchise tax grew 2% on a year-over-year basis. The growth in capital stock and franchise tax receipts occurred despite the continued phase-out of this tax. Personal income taxes were $157.7 million over the estimate. Sales and use tax revenues declined in Fiscal Year 2008 by $94.2 million (1.1%) on a year-over-year basis. Sales tax receipts were below estimate by $19.6 million, a difference of 0.2% from the fiscal year estimate. Non-tax revenues of the Commonwealth declined by 17%, led by decreased liquor store profits and lower-than-projected earnings on the investment of Commonwealth funds. Reserves for tax refunds in Fiscal Year 2008 were $1.05 billion, an amount equal to the Fiscal Year 2007 reserves. At the end of Fiscal Year 2008, approximately $100 million of reserves were available for making tax refunds in the following fiscal year.

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     Fiscal Year 2008 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27.45 billion, an increase of 1.6% from Fiscal Year 2007 expenditures. A total of $356 million in appropriations lapsed in Fiscal Year 2008, and the Fiscal Year 2008 budget contained a reduced level of intergovernmental transfers which was utilized to cover a portion of medical assistance costs. Intergovernmental transfers replaced $482.2 million of General Fund medical assistance costs in Fiscal Year 2008, compared to $536.7 million in Fiscal Year 2007 (a decrease of 10.1%) . In addition, approximately $142.5 million in additional funds were appropriated in Fiscal Year 2008 to fund expenditures normally funded from Commonwealth revenues, a decrease from $257.7 million in Fiscal Year 2007. The ending unappropriated balance was $582.8 million for Fiscal Year 2008, an increase of 9.8% from Fiscal Year 2007.


     Fiscal Year 2009 Budget. The enacted Fiscal Year 2009 budget provides appropriations and executive authorizations totaling $28.26 billion of Commonwealth funds against estimated revenues, net of tax refunds and including intergovernmental transfers, of $28.09 billion. The $575 million difference between estimated revenues and budgeted appropriations is expected to be funded by a draw down of the $582.8 million beginning balance. The Fiscal Year 2009 ending unappropriated balance is currently estimated to be $5.8 million.


     The Fiscal Year 2009 revenue estimate was based upon an economic assumption that economic growth will resume in the second half of the fiscal year, reaching nearly 2% annual growth by June 2009. Total revenues of the Commonwealth, prior to reserves for refunds are expected to grow $856.2 million or 3.1% over Fiscal Year 2008 levels. Fiscal Year 2009 receipts from corporate tax receipts are projected to decline 5%, based partially on the continued phase-out of the capital stock and franchise tax as well as from the anticipated effects for the economic slowdown. Personal income tax receipts in Fiscal Year 2009 are expected to grow 5.3% on a year-over-year basis. Sales and use tax receipts are projected to increase 2.8% during Fiscal Year 2009. The dramatic slowdown in the national economy during the third quarter, rising unemployment rates and the turbulent financial markets have negatively impacted the

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Commonwealth's revenues and receipts. Through October 2008, General Fund revenues were $564.8 million below estimate.


     Education funding is expanded in the enacted Fiscal Year 2009 budget as an additional $347.4 million is provided for Pre-K-12 and higher education. The Commonwealth's main support for local school districts, the Basic Education appropriation, is budgeted to increase 5.5% over prior year levels, while funding for Special Education programs are recommended to receive a 3% increase. The enacted budget includes General Fund spending increase of only 1.3% in all areas other than Education, Public Welfare, Corrections and Probation/Parole, while improving many vital state-funded services.


     The enacted Fiscal Year 2009 budget includes the beginning of property tax cuts for all Pennsylvania homeowners, which are funded from the proceeds of expanded gaming in the Commonwealth. A total of nearly $800 million in local property and wage tax relief will be distributed in Fiscal Year 2009. The enacted budget also includes a state-level economic stimulus package-"Protecting Our Progress." This package includes an $800 million increase to the debt limit for the Redevelopment Assistance Capital Program to fund local community and economic development capital projects, a $500 million bond to fund the Energy Independence Strategy and an $800 million bond issue to improve drinking water and sewer infrastructure in the Commonwealth ("H2O PA"). Finally, the Protecting Our Progress package includes $365 million in general obligation bond proceeds for the "Rebuilding Pennsylvania Infrastructure" program. This program will provide additional capital investments to repair aging infrastructures such as structurally deficient bridges and to repair or replace high hazard dams and other similar flood protection systems.


     The Energy Independence Strategy will target additional investment in new, clean and alternative energy projects. The Energy Independence Fund will support early stage financing and project financing, along with new incentives for energy conservation and solar energy. The Commonwealth Financing Authority ("CFA") will issue $500 million in appropriation-backed debt to fund the following energy programs including solar and other alternative energy projects, encouraging green building, expanding pollution control technology, and emergency energy assistance.


     The H2O PA program will provide $800 million in CFA appropriation-backed debt to address urgent upgrades of existing drinking water and wastewater infrastructure. This program will also support at least $100 million in new funding to address unsafe high-hazard dams across the Commonwealth as well as to provide funding to improve stormwater management. Further, on November 4, 2008 the voters of Pennsylvania approved a referendum for an additional $400 million in bond proceeds to support grants and loans for improving water infrastructure.

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     The achievement of the budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy.


     Motor License Fund—Fiscal Years 2006-09. Fiscal Year 2006 revenues for the Motor License Fund were $2.27 billion, an increase of 5.1% over actual Fiscal Year 2005 receipts. Liquid fuels tax receipts increased by 5.7% while license and fee revenues grew minimally (0.1%) . Other revenue receipts, namely earnings on investments, increased by 34.9% . Appropriations and executive authorizations from Commonwealth funds for Fiscal Year 2006 totaled $2.34 million, an increase of 13%. The Motor License Fund ended the fiscal year with an unappropriated surplus of $283.7 million, a net increase of $71.3 million.


     Fiscal Year 2007 revenues for the Motor License Fund were $2.29 billion, an increase of 1.1% over Fiscal Year 2006 receipts. Liquid fuels tax receipts increased by 2.4% while license and fee revenues declined slightly (0.9%) . Other revenue receipts increased by 2.0% . The Fiscal Year 2007

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

Motor License Fund appropriations and executive authorizations totaled $2.57 billion, an increase of 9.6% from Fiscal Year 2006. The Motor License Fund ended the fiscal year with an unappropriated surplus of $96.6 million, a net decrease of 66%.


     Fiscal Year 2008 Motor License Fund revenues totaled $2.67 billion, an increase of 16.5% over Fiscal Year 2007 receipts. During Fiscal Year 2008, liquid fuels tax receipts declined 1.5%, as receipts were negatively impacted by rising oil prices reduced consumption. License and fee revenue grew minimally in Fiscal Year 2008, up 0.2% from Fiscal Year 2007 levels, while other revenue receipts grew by 238.3%, driven largely by the additional revenues generated by Act 44. Fiscal Year 2008 Motor License Fund appropriations and executive authorizations totaled $2.75 billion, an increase of 7.2% over Fiscal Year 2007 expenditures. The Motor License Fund concluded Fiscal Year 2008 with an unappropriated surplus of $110.7 million, a net increase of 14.6% .


     The enacted Fiscal Year 2009 budget for the Motor License Fund estimates revenues of $2.73 billion, an increase of 2.4% over final Fiscal Year 2008 receipts. The enacted Fiscal Year 2009 Motor License Fund budget appropriates and authorizes $2.83 billion in expenditures, an increase of 2.8% over Fiscal Year 2008 expenditures. Further, the enacted Fiscal Year 2009 budget includes $350 million in additional general obligation debt to be issued to support enhanced bridge repair programs. Funding to support the debt service for the bonds will be obtained from an existing restricted highway bridge account rather than from unrestricted revenues of the Motor License Fund or the General Fund.


     State Lottery Fund—Fiscal Years 2006-09. During Fiscal Year 2006, ticket sales less field prizes and commissions were $1.46 billion, a 20.4% increase in revenues from lottery sources, including instant ticket sales and the state's participation in the multi-state Powerball game. Expenditures totaled $1.44 billion and were 26.2% above Fiscal Year 2005 expenditures. The fiscal year-end unappropriated balance and reserve totaled $439.0 million, an increase of 15.2% .


     Fiscal Year 2007 net revenues from lottery sources increased by 2.7% . Total net revenues received by the Lottery Fund during Fiscal Year 2007 were $1.5 billion, while total appropriations were $1.44 billion. Additionally, Fiscal Year 2007 expenditures included a transfer of approximately $248.8 million in long-term care costs from the Commonwealth's General Fund to the State Lottery Fund. The fiscal year-end unappropriated balance and reserve was $476.5 million (including $100 million of reserves), an increase of 8.5% .


     Fiscal Year 2008 net revenues from lottery sources increased by 1.3% . Total funds available, including prior year lapses, were $2.14 billion during Fiscal Year 2008. Appropriations and executive authorizations totaled $1.69 billion, which represented a decrease of $6.5 million over Fiscal Year 2007. The projected fiscal year-end balance and reserve was estimated to total $451 million, (including $100 million of reserves), a decrease of 5.4% .


     The enacted Fiscal Year 2009 budget anticipates a 2.3% increase in net ticket revenues. Net revenues of the Lottery Fund, however, are estimated to be $1.47 billion in Fiscal Year 2009, a decrease of $45.1 million from Fiscal Year 2008 revenues. Appropriations and executive authorizations totaling $1.81 billion were recommended, which represents an increase of $124.9 million, or 7.4% over Fiscal Year 2008 figures. The $337 million difference between Fiscal Year 2009 revenues and expenditures in the State Lottery Fund is expected to be supported by a partial draw down of the prior year unappropriated surplus in the fund.


     Trend projections for fiscal years beyond Fiscal Year 2009 show estimated program and administrative costs above estimated net revenues, as the forecasted rate of increase in program expenditures, namely the pharmaceutical assistance program, is expected to outpace revenues. The

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

estimated expenditures in excess of estimated revenues will be funded from a further draw-down of available reserves and balances in the State Lottery Fund. Based upon current projections, higher revenues and/or lower expenditures will be required for the State Lottery Fund to balance operations within a fiscal year.


Commonwealth Indebtedness


     The Constitution permits the Commonwealth to incur the following types of debt: (1) debt to suppress insurrection or rehabilitate areas affected by disaster; (2) electorate-approved debt; (3) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (4) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts. Debt service on general obligation debt is paid from General Fund appropriations, except for debt issued for highway purposes, which is paid from Motor License Fund appropriations.


     Net outstanding general obligation debt totaled $8.177 billion at June 30, 2008, a net increase of $343 billion from June 30, 2007. Over the 10-year period ended June 30, 2008, total net outstanding general obligation debt increased at an annual rate of 5.6% . Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 3.9% .


     General obligation debt for non-highway purposes of $8.09 billion was outstanding on June 30, 2008. Outstanding debt for these purposes increased by a net $368.5 billion since June 30, 2007. For the period ended June 30, 2007, the 10-year and 5-year average annual compound growth rate for total outstanding debt for non-highway purposes has been 7.1% and 4.4%, respectively. Current Commonwealth infrastructure investment projects include improvement and rehabilitation of existing capital facilities and construction of new facilities, such as public buildings, prisons and parks, transit facilities, economic development and community facilities, and environmental remediation projects.


     Outstanding general obligation debt for highway purposes was $87.1 million on June 30, 2008, a decrease of $25.2 million from June 30, 2007. Highway outstanding debt has declined over the most recent 10-year and 5-year periods ended June 30, 2008, by 18.1% and 17.8%, respectively. The decline in outstanding highway debt is due to the policy begun in 1980 of funding highway capital projects with current revenues except for very limited exceptions. However, the enacted Fiscal Year 2009 budget contains a multi-year plan to issue debt in order to accelerate the rehabilitation of a portion of the Commonwealth's 6,000 structurally deficient bridges. The Fiscal Year 2009 budget contains $350 million in general obligation bond authority for this purpose.


     When necessary, the Commonwealth engages in short-term borrowing to fund expenses within the fiscal year through the sale of tax anticipation notes. The Commonwealth may issue tax anticipation notes only for the account of the General Fund or the Motor License Fund or both such funds. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund, or both funds, in the fiscal year. Tax anticipation notes must mature within the fiscal year in which they were issued. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt, and any year-end deficit balances must be funded within the succeeding fiscal year's budget. Currently, the Commonwealth has no tax anticipation notes outstanding. The proposed Fiscal Year 2009 budget does not anticipate issuing tax anticipation notes.


     Certain state-created organizations have statutory authorization to issue debt for which Commonwealth appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed, and the debt

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

of such agencies is not an obligation of the Commonwealth, although some of the organizations are indirectly dependent on Commonwealth appropriations. The following organizations had debt currently outstanding as of June 30, 2008: Delaware River Joint Toll Bridge Commission ($456.4 million), Delaware River Port Authority ($1.16 billion), Pennsylvania Economic Development Financing Authority ($1.74 billion), Pennsylvania Energy Development Authority ($65.0 million), Pennsylvania Higher Education Assistance Agency ($11.15 billion), Pennsylvania Higher Educational Facilities Authority ($5.63 billion), Pennsylvania Industrial Development Authority ($385.9 million), Pennsylvania Infrastructure Investment Authority ($47.9 million), Pennsylvania Turnpike Commission ($3.82 billion), and the State Public School Building Authority ($1.79 billion).


     The City of Philadelphia is the largest city in the Commonwealth. The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. Philadelphia currently is operating under a five-year fiscal plan approved by PICA on June 17, 2008.

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     No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995. Its ability to refund existing outstanding debt is unrestricted. PICA had $573.8 million in special tax revenue bonds outstanding as of June 30, 2008. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.


     Pensions and Retirement Systems. The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations. State employees and employees of certain state-related organizations are members of the State Employees' Retirement System ("SERS"). Public school employees are members of the Public School Employees' Retirement System ("PSERS"). With certain exceptions, membership in the applicable retirement system is mandatory for covered employees.

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     The Commonwealth's retirement programs are jointly contributory between the employer and employee. The contribution rate for PSERS new members who enroll in the pension plan is 7.5% of compensation. The contribution rates for PSERS members who enrolled prior to January 1, 2002 range from 5% to 7.5% of compensation depending upon their date of employment and elections made by the member. SERS' contribution rate for most employees is 6.25% . Interest on each employee's accumulated contributions is credited annually at a 4% rate mandated by state statute. Accumulated contributions plus interest credited are refundable to covered employees upon termination of their employment.

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     Commonwealth contributions to SERS and PSERS were $219 million and $382.8 million, respectively, in Fiscal Year 2007. During Fiscal Year 2008, Commonwealth contributions for SERS and PSERS were $233 million and $451.2 million, respectively, a 6.4% and 18% increase, respectively, in the year-over-year contribution to each system. The enacted budget for Fiscal Year 2009 includes contributions of $224.5 million for SERS and $360.6 million for PSERS, a 3.6% and 20% decrease, respectively, in the year-over-year contribution to each system.

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     Annual actuarial valuations are required by state law to determine the employer contribution rates necessary to accumulate sufficient assets and provide for payment of future benefits. The actuary's recommendations for employer contribution rates represent a funding plan for meeting current and future retirement obligations and are included in the enacted budget for Fiscal Year 2009. As of June 30, 2008,

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

the market value of investment assets for PSERS was $62.66 billion. As of December 31, 2007, the market value of investment assets for SERS was $35.52 billion.


Litigation


     Following are brief descriptions of certain cases affecting the Commonwealth, as reviewed by the Commonwealth's Attorney General and Office of General Counsel.


     In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,150 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for Fiscal Year 2009 is $20 million.

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     County of Allegheny v. Commonwealth of Pennsylvania. In December 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done.

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     The Court appointed retired Justice Frank J. Montemuro, Jr. as special master to devise and submit a plan for implementation. His interim report recommended a four phase transition to Commonwealth funding of a unified judicial system, during each of which specified court employees would transfer into the Commonwealth's payroll system. Phase I recommended that the General Assembly provide for an administrative structure of local court administrators to be employed by the Administrative Office of Pennsylvania Courts, a state agency. On June 22, 1999, the Governor approved legislation under which approximately 165 county-level court administrators became employees of the Commonwealth. The act also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999. The remainder of Justice Montemuro's recommendation for later phases remains pending before the Supreme Court of Pennsylvania.

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     Northbrook Life Insurance Co. v. Commonwealth of Pennsylvania. This case is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania. Currently, the Commonwealth has docketed in excess of 40 cases representing 20 or more insurance companies. Dozens of additional cases are being held pending this litigation at the administrative board's level.


     The cases challenge the Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982, which established a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuities contracts to insured Pennsylvania residents. In accordance with this funding mechanism, other insurance companies are assessed to provide the funds due to Pennsylvania residents insured by insurance companies that have become insolvent or are otherwise in default to their insureds. The assessed insurance companies may claim a credit against their gross premiums tax liability based on such assessments.

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     The Department of Revenue allowed credits for assessments paid on taxable annuity considerations. Credits were not allowed for assessments paid on non-taxed annuities. There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities.

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Taxpayers want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward.


     On January 26, 2006, the en banc court issued a conflicted decision in which the majority ruled for both parties. Both parties filed exceptions. The court denied all exceptions and upheld its earlier decision. Northbrook filed an appeal to the Pennsylvania Supreme Court, which ruled in Northbrook's favor but only on a technicality and did not address the substantive findings of the trial court. The Supreme Court's decision resulted in an approximately $7,000 credit for Northbrook.

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     Counsel is considering a global settlement for the remaining cases, but it is likely they will instead pick another case to move forward and re-argue the substantive issues. If taxpayers prevail on all issues, estimated refunds would total about $150 million.

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     Hickenbottom v. Nassan, et al. This is a civil rights action brought against two state troopers for the shooting of a twelve year-old boy. The boy was unarmed and running away from the troopers at the time of the shooting. The Court denied defendants' motion for summary judgment. Following trial, the jury returned a verdict of $28 million. The defendants filed post trial motions and have entered into settlement discussions with the plaintiff. The Commonwealth has reached a verbal agreement with the plaintiff's counsel in exchange for a general release of all claims, which is subject to the execution of written settlement documents that are presently being negotiated. In the event that the settlement were not consummated, the defendants would pursue the pending post trial motions and an appeal.

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APPENDIX B

RISK FACTORS—INVESTING IN MASSACHUSETTS MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Massachusetts (the "Commonwealth") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.

General Information

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     Massachusetts is a relatively slow growing but densely populated state with a well-educated population, comparatively high-income levels, low rates of unemployment, and a relatively diversified economy. While the total population of Massachusetts has remained fairly stable in the last twenty-five years, significant changes have occurred in the age distribution of the population. Dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over age group in the next twenty-five years. Massachusetts also has a comparatively large percentage of its residents living in metropolitan areas. As of July 1, 2007, the population density of Massachusetts was 822.7 persons per square mile, as compared to 85.3 for the United States as a whole, ranking third among the states in percentage of residents living in metropolitan areas (99.6%) . The State's population is concentrated in its eastern portion. The City of Boston is the largest city in New England, with a 2007 population of 599,351.

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     Since 1929, real and nominal per capita income levels have been consistently higher in Massachusetts than in the United States. After growing at an annual rate higher than that for the United States between 1982 and 1988, real income levels in Massachusetts declined between 1989 and 1991. In 2000, Massachusetts had its highest per capita income growth in 16 years, exceeding the national growth rate by 2.4% . From 2001 to 2003 real income in both Massachusetts and the United States declined, with a steeper decline in Massachusetts. However, real income levels in Massachusetts remained well above the national average. From 2005 through 2007, income in the Commonwealth grew faster than in the nation, and for the last fifteen years, only the District of Columbia, Connecticut and New Jersey have had higher levels of per capita personal income.

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     From 2001 to 2007, gross domestic product ("GDP") in Massachusetts, New England and the nation has grown approximately 46.2%, 47.2% and 54.7%, respectively. The Massachusetts economy is the largest in New England, contributing approximately 47.2% to New England's total GDP and the thirteenth largest in the nation, contributing 2.6% to the nation's total GDP. Massachusetts had the fifth highest GDP per capita ($47,351) in 2007.

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     The Massachusetts economy is diversified among several industrial and non-industrial sectors. The four largest sectors of the economy (real estate and rental and leasing, manufacturing, finance and insurance, and professional and technical services) contributed 45.6% of the Commonwealth's GDP in 2007. Like many industrial states, Massachusetts has seen a steady decline of its manufacturing jobs base over the last two decades, not only as a share of total employment, but in absolute numbers of jobs as well. Several service sectors have grown to take the place of manufacturing in driving the Massachusetts economy. The combined service sectors now account for more than half of total payroll employment.

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Commonwealth Finances


     Cash Flow. The State Treasurer is responsible for cash management and ensuring that all Commonwealth financial obligations are met on a timely basis. Cash flow management incorporates the periodic use of short-term borrowing to meet cash flow needs for both capital and operating expenditures. All short-term cash flow borrowings, including both commercial paper and revenue anticipation notes ("RANs"), must be repaid by the end of the fiscal year (June 30). The Commonwealth currently has liquidity support for a $1 billion tax-exempt commercial paper program for general obligation notes, through five $200 million credit lines due to expire in September 2008, June 2010, December 2010 (two lines) and November 2015, respectively. The Commonwealth has relied upon this $1 billion commercial paper capacity for additional liquidity since 2002.


     The Commonwealth has released a cash flow report for Fiscal Year 2008 and forecast for Fiscal Year 2009. The Fiscal Year 2008 cash flow report incorporates actual spending and revenue through June 30, 2008. The Commonwealth opened Fiscal Year 2008 with a starting cash balance of $1.591 billion and with no short-term debt outstanding. The Commonwealth had an actual cash balance on October 31, 2008 of $1.122 billion. The Fiscal Year 2009 forecast shows an overall decline in the non-segregated cash balance from $1.198 billion to $1.128 billion. Several factors affect the overall decline in the cash balance, including general obligation bond proceeds received in Fiscal Year 2008 that are projected to be spent in Fiscal Year 2009, Fiscal Year 2008 appropriations carried forward and authorized to be expended in Fiscal Year 2009 and some transfers resulting from the Fiscal Year 2008 consolidated net surplus calculation.


     The Fiscal Year 2009 cash flow projection is based on actual spending and revenue through October 2008 and estimates for the remainder of Fiscal Year 2009. The Fiscal Year 2009 budget provides for spending of $28.165 billion, and is based upon a tax estimate of $21.402 billion. The Fiscal Year 2009 projections also are based on the Commonwealth's five-year capital investment plan published in August 2007. Given the national economic climate and projections of slower rates of economic growth for the Commonwealth, the Commonwealth continues to closely monitor Fiscal Year 2009 tax receipts and is developing contingency plans in the event that state tax revenue growth slows to a level that would require a downward revision of the Fiscal Year 2009 estimate.

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     The cash flow forecast takes into account the recent borrowings of the Commonwealth, including the $750 million of RANs issued on October 10, 2008 (to be repaid in equal installments on April 20, 2009 and May 29, 2009) and borrowings under the Commonwealth's commercial paper program, currently outstanding in the amount of $1 billion (expected to be outstanding until at least March 2009). Also anticipated is an issuance of $1.9 billion in bonds during Fiscal Year 2009 to fund capital projects and additional borrowing of $192.2 million to fund capital spending not funded by the proceeds of bonds issued in prior years.

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     As of December 4, 2008, the Commonwealth had issued $500 million in bonds in September 2008 whose proceeds are being applied to capital spending. The cash flow forecast assumes the issuance of $475 million in bonds in December 2008, $450 million in February 2009 and $450 million in May 2009. The Commonwealth's next cash flow projection was expected to be released on or before December 1, 2008.

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     Fiscal Year 2007 Summary. On July 8, 2006, the Governor signed the Fiscal Year 2007 budget. The Legislature subsequently overrode $427 million of the Governor's line item vetoes, bringing the Fiscal Year 2007 budget appropriations to $25.676 billion. Appropriations for Fiscal Year 2007 totaled $25.704 billion. Additionally, appropriations totaling $919.4 million in Fiscal Year 2006 were authorized to be spent in Fiscal Year 2007. In addition to this spending, the Commonwealth had significant "off-budget" expenditures dedicated to the MBTA and MSBA totaling $734 million and $557.4 million,

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respectively, and $288.5 million of off-budget expenditures in the Medicaid program. The Fiscal Year 2007 budget assumed total net transfers from the State Lottery of $1.103 billion, including the $920 million aggregate distribution to cities and towns.

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     The Commonwealth ended Fiscal Year 2007 with an undesignated budgetary fund balance of $190.9 million, net of a 0.5% tax revenue carry-forward into Fiscal Year 2008 of $99.2 million. The undesignated budgetary fund balance was designated as follows: the Legislature suspended the requirement in state finance law that 0.5% of total Fiscal Year 2007 tax revenues be deposited in the Stabilization Fund and instead mandated that $90.9 million be deposited in the Stabilization Fund, with the remaining $100 million being split among the Alternative and Clean Energy Investment Trust Fund ($43 million), the Life Sciences Investment Fund ($15 million), the Emerging Technology Fund ($15 million), the Affordable Housing Trust Fund ($10 million), the Smart Growth Housing Trust Fund ($10 million) and the Cultural Facilities Fund ($7 million).


     For Fiscal Year 2007, the Commonwealth's audited financial statements report a year-end balance in the Stabilization Fund of $2.335 billion. The balance reflects the $90.9 million transfer described above, as well as $89.5 million of investment earnings and additional taxes deposited into the fund. The year closed with additional reserve fund balances of $451.3 million (including the $100 million in transfers described above) and undesignated fund balances of $114.7 million. The total ending fund balance in the budgeted operating funds was $2.901 billion.

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     Fiscal Year 2008 Summary. The Legislature approved the Fiscal Year 2008 budget on July 2, 2007, and it was approved by the Governor on July 12, 2007. The Fiscal Year 2008 budget appropriated $26.808 billion (including $8.22 billion for Medicaid, $4.301 billion for education, $2.072 billion for debt service and contract assistance and $12.215 billion for all other programs and services) and increased education funding to cities and towns by $220 million to $3.726 billion. The Fiscal Year 2008 budget also increased the distribution of lottery revenues to cities and towns to $935 million, an increase of $15 million over the Fiscal Year 2007 level. Overall, local aid to cities and towns increased by 5.8% in the Fiscal Year 2008 budget.

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     Appropriations totaling $343.1 million in Fiscal Year 2007 were authorized as prior appropriations, allowing these funds to be spent in Fiscal Year 2008. Based on historical trends, the Executive Office for Administration and Finance ("EOAF") anticipated approximately $237.3 million in reversions on account of Fiscal Year 2008 ($78.2 million of which are anticipated to be carried forward into Fiscal Year 2009). In addition to this spending in the budgeted operating funds, the Commonwealth has significant off-budget expenditures in Fiscal Year 2008 in the amounts of dedicated sales taxes transferred to the MBTA and MSBA, projected to be in the amounts of $756 million and $634.7 million, respectively.

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     During Fiscal Year 2007, the Governor took various actions to approval supplemental appropriations for Fiscal Year 2008. On November 20, 2007, the Governor signed legislation appropriating $15 million for the Low Income Heating and Energy Program, which provides support to low-income families during the winter heating season. On November 28, 2007, the Governor approved legislation providing for a $150 million transfer from the Health Care Security Trust to the General Fund. On January 4, 2008 and March 21, 2008, the Governor approved $56.9 million and $89.2 million in supplemental appropriations, respectively. On May 30, 2008, the Governor approved $84.3 million in supplemental appropriations and also authorized the transfer of an additional $187.3 million to the Commonwealth Care Trust Fund, of which $153.1 million would be for the Commonwealth Care Program and $15.7 million would be for the Health Safety Net Trust Fund. Finally, on June 17, 2008 and August 8, 2008, the Governor approved supplemental appropriations totaling $115.7 million and $46.5 million, respectively.

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     As of June 30, 2008, the Commonwealth ended Fiscal Year 2008 with an undesignated budgetary fund balance of $115 million, which includes the statutorily required 0.5% tax revenue carry-forward into Fiscal Year 2008 of $105 million. The year-end balance in the Stabilization Fund was $2.119 billion and additional reserve balances of $171.5 million. The total ending fund balance in the budgeted operating funds was approximately $2.406 billion

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     Fiscal Year 2009 Budget Summary. On January 23, 2008, the Governor filed his Fiscal Year 2009 budget recommendations, providing for $28.165 billion in spending, based upon a Fiscal Year 2009 consensus tax revenue estimate of $20.987 billion. The Legislature passed the Fiscal Year 2009 budget on July 3, 2008, and the Governor approved it ten days later, vetoing or reducing line items totaling $122.5 million, of which the Legislature has since overridden $56.5 million. The total amount of authorized spending in Fiscal Year 2009 was budgeted at $28.167 billion. At the time of passage, the Fiscal Year 2009 budget assumed the use of $401 million transferred from the Stabilization Fund, the suspension of the statutorily required Stabilization Fund deposit equal to 0.5% of Fiscal Year 2009 tax revenues (approximately $107 million), $285 million in new tax revenues as a result of the recently passed corporate tax reform legislation, and $157 million in additional revenues generated through enhanced collection and enforcement measures. The Fiscal Year 2009 budget also relied upon approximately $174 million in additional revenue from the $1-per-pack cigarette tax increase that the Governor signed into law on July 1, 2008.

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     Recent forecasts suggest that Fiscal Year 2009 tax revenues could be more than $400 million less than estimated. This reflects a projected decrease in various types of state tax revenues, including capital gains tax revenues, which are expected to be lower in part due to the recent poor performance of the stock market. An updated analysis of demands on resources suggested that the Commonwealth will likely face approximately $600 million in program costs and departmental revenue exposures not contemplated by the Fiscal Year 2009 budget. Much of these unforeseen expenses are related to safety net services that are particularly important in an economic downturn, such as increased funding requirements for providing subsidized health insurance. Energy costs have also been skyrocketing in recent months, imposing increasing hardships on families and businesses.

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     On October 15, 2008, the EOAF advised the Governor of a probable revenue deficiency of approximately $1.421 billion with respect to the appropriations approved to date for Fiscal Year 2009 and certain non-discretionary spending obligations that have not been budgeted for. The shortfall is attributed to a projected $1.1 billion reduction in tax revenues as well as $321 million in unanticipated costs. The Governor subsequently announced a plan to close this shortfall that consists of $1.053 billion in spending reductions and controls as well as $168 million of additional revenues and a $200 million transfer from the Stabilization Fund.

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     On the same day, in order to implement certain voluntary spending reductions and address the remainder of the deficiency, the Governor filed emergency supplemental budget legislation to, among other items, extend the Commonwealth's pension funding schedule, authorize the withdrawal of an additional $200 million from the Stabilization Fund and authorize the Governor to transfer amounts among appropriation line items within certain limits. This legislation, with certain modifications, was passed by the Legislature on October 30, 2008.

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     The Governor also stated that he intended to file additional legislation to carry out certain agency consolidations to make state government more efficient, reform the state pension system and to dismantle the Massachusetts Turnpike Authority and reassign its assets and operating responsibilities.

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     A projected loss of non-tax revenue, as well as tax collections through November that are below the year-to-date benchmark, has led to a potential additional $80 million to $125 million budget exposure

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in Fiscal Year 2009. This potential shortfall will be monitored, and appropriate action taken, to ensure a balanced budget.

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Commonwealth Revenues

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     In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the Federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds, which are deposited in the Commonwealth's budgeted operating funds.

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     Commonwealth Taxes. The major components of Commonwealth taxes are the income tax, which was estimated to account for approximately 59.5% of total tax revenues in Fiscal Year 2008, the sales and use tax, which was estimated to account for approximately 20.4% of total tax revenues in Fiscal Year 2008, and the corporations and other business and excise taxes, which were estimated to account for approximately 11.4% of total tax revenues in Fiscal Year 2008. Other tax and excise sources were estimated to account for the remaining 8.5% of Fiscal Year 2008 tax revenues.

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     Income Tax. The Commonwealth assesses personal income taxes at flat rates, according to classes of income after specified deductions and exemptions. A rate of 5.3% has been applied to most types of income since January 1, 2002. The tax rate on gains from the sale of capital assets held for one year or less and from the sale of collectibles is 12%, and the tax rates on gains from the sale of capital assets owned more than one year is 5.3% . Interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt from taxation.

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     On November 4, 2008, an initiative petition appeared on the general election ballot which, should it have been approved by a majority of voters, would have reduced the state personal income tax rate to 2.65% for all categories of taxable income for the tax year beginning on or after January 1, 2009, and eliminate the tax for all tax years beginning on or after January 1, 2010. This petition was defeated by a better than 2 to 1 margin.

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     Sales and Use Tax. The Commonwealth imposes a 5% sales tax on retail sales of certain tangible properties (including retail sales of meals) transacted in the Commonwealth and a corresponding 5% use tax on the storage, use or other consumption of like tangible properties brought into the Commonwealth. However, food, clothing, prescribed medicine, materials and produce used in food production, machinery, materials, tools and fuel used in certain industries, and property subject to other excises (except for cigarettes) are exempt from sales taxation. The sales and use tax is also applied to sales of electricity, gas and steam for certain nonresidential use and to nonresidential and most residential use of telecommunications services.

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     Business Corporations Tax. Corporations doing business in the Commonwealth, other than banks, trust companies, insurance companies, railroads, public utilities and safe deposit companies, are subject to an excise that has a property measure and an income measure. The value of Commonwealth tangible property (not taxed locally) or net worth allocated to the Commonwealth is taxed at $2.60 per $1,000 of value. The net income allocated to the Commonwealth, which is based on net income for Federal taxes, has historically been taxed at 9.5% . The minimum tax is $456. Both rates and the minimum tax include a 14% surtax.

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     Recent legislation changed the corporate tax structure and rates and is estimated to increase tax revenues by $285 million in Fiscal Year 2009. This legislation changed the corporate tax structure in Massachusetts from a "separate company" reporting state to a "combined reporting" state, effective January 1, 2009. This legislation also repealed the differences between Federal and Massachusetts business entity classification rules for tax purposes so that companies will be classified as the same type

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of legal entity for all tax purposes. The new law retains the existing structure for different types of corporations that have different tax rates and apportionment rules. Together with these structural changes, the legislation reduced the 9.5% business corporations tax rate to 8.75% as of January 1, 2010, 8.25% as of January 1, 2011 and 8.00% as of January 1, 2012 and thereafter.

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     The DOR estimates that these changes, in the aggregate, will increase revenues by approximately $285 million in Fiscal Year 2009, $390 million in Fiscal Year 2010, $269 million in Fiscal Year 2011, $190 million in Fiscal Year 2012 and $163 million in Fiscal Year 2013 and thereafter.

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     Financial Institutions Tax. Financial institutions (which include commercial and savings banks) are subject to an excise tax of 10.5% . The tax reform legislation discussed above also provides for a reduction in the financial institutions tax rate to 10% as of January 1, 2010, 9.5% as of January 1, 2011 and 9% as of January 1, 2012 and thereafter.

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     Legislation enacted in March 2003 clarified the treatment of Real Estate Investment Trust ("REIT") distributions with respect to the dividends-received deduction. REIT distributions received by businesses subject to the corporate excise tax are not to be treated as dividends and they are subject to taxation at the recipient level. The DOR estimated that the REIT change resulted in a revenue increase of $40-60 million in each of Fiscal Years 2004 and 2005, and will continue to yield approximately the same amount in future fiscal years.

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     Insurance Taxes. Life insurance companies are subject to a 2% tax on gross premiums; domestic companies also pay a 14% tax on net investment income. Property and casualty insurance companies are subject to a 2% tax on gross premiums, plus a 14% surcharge for an effective tax rate of 2.28% . Domestic companies also pay a 1% tax on gross investment income.

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     Other Taxes. Other tax revenues are derived by the Commonwealth from motor fuels excise taxes, cigarette and alcoholic beverage excise taxes, estate and deed excises and other tax sources. The excise tax on motor fuels is $0.21 per gallon. In 2002 the tax on cigarettes was raised from $0.76 per pack to $1.51 per pack and the tax rate on other types of tobacco products was also raised. The DOR estimated that this change resulted in additional revenue of approximately $155 million in Fiscal Year 2005 and thereafter. On July 1, 2008, the Governor approved legislation raising the tax from $1.51 per pack to $2.51 per pack. The DOR estimates that this change will result in additional revenue of approximately $174 million in Fiscal Year 2009 and $145 million thereafter.

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Federal and Other Non-Tax Revenues.

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     Federal Revenue. Federal revenue is collected through reimbursements for the Federal share of entitlement programs such as Medicaid and, beginning in Federal Fiscal Year 1997, through block grants for programs such as Transitional Assistance to Needy Families ("TANF"). The amount of Federal revenue to be received is determined by state expenditures for these programs. The Commonwealth receives reimbursement for approximately 50% of its spending for Medicaid programs. Block grant funding for TANF is received quarterly and is contingent upon maintenance of effort spending level determined annually by the Federal government. In Fiscal Year 2007, Federal reimbursements for budgeted operating activity amounted to $6.168 billion. Federal reimbursements for Fiscal Year 2008 are currently estimated to be $6.421 billion. Federal reimbursements for Fiscal Year 2009 are currently projected to be $6.948 billion. Departmental and other non-tax revenues are derived from licenses, tuition, registrations and fees, and reimbursements and assessments for services. For Fiscal Years 2008 and 2009, these revenues are estimated to be $2.379 billion and $2.381 billion, respectively.

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     Lottery Revenue. For the budgeted operating funds, inter-fund transfers include transfers of profits from the State Lottery Fund and the Arts Lottery Fund and reimbursements for the budgeted costs

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of the State Lottery Commission. This accounted for net transfers from the Lottery of $957.5 million, $985.2 million, $1.018 billion, $1.035 billion and $1.103 billion in Fiscal Years 2003 through 2007, respectively, and were estimated by the State Lottery Commission at $1.005 billion in Fiscal Year 2008. For Fiscal Year 2009, the State Lottery Commission is currently projecting net transfers of $1.005 billion, which is estimated to result in $810.9 million of such transfers being available for local aid to cities and towns after paying Lottery administration expenses. The assumed figure of $1.005 billion is approximately $41.3 million higher than the Lottery Commission's estimate of its operating revenues for Fiscal Year 2009 of $964.1 million. The Lottery Commission has submitted a revised spending plan for Fiscal Year 2009 that reduces overall spending by $3 million and is expected to reduce the expected deficiency to $39.3 million.

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     Tobacco Settlement. On November 23, 1998, the Commonwealth joined with other states in a Master Settlement Agreement that resolved the Commonwealth's and the other states' litigation against the cigarette industry (the "MSA"). Under the MSA, cigarette companies have agreed to make both annual payments (in perpetuity) and five initial payments (for the calendar years 1999 to 2003, inclusive) to the settling states. Each payment amount is subject to applicable adjustments, reductions and offsets, including upward adjustments for inflation and downward adjustments for decreased domestic cigarette sales volume.

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     The Commonwealth's allocable share of the base amounts payable under the master settlement agreement is approximately 4.04% . The Commonwealth had estimated its allocable share of the base amounts under the agreement through 2025 to be approximately $8.3 billion, without regard to any potential adjustments, reductions or offsets. However, in pending litigation tobacco manufacturers are claiming that because of certain developments, they are entitled to reduce future payments under the MSA, and certain manufacturers withheld payments to the states that were due in April 2006, April 2007, and April 2008. The Commonwealth believes it is due the full amount and is pursuing its claim to unreduced payments. The Commonwealth was also awarded $414.3 million from a separate Strategic Contribution Fund established under the MSA to reward certain states' particular contributions to the national tobacco litigation effort. This additional amount is payable in equal annual installments during the calendar years 2008 through 2017.

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     Tobacco settlement payments were initially deposited in a permanent trust fund (the Health Care Security Trust), with only a portion of the moneys made available for appropriation. Beginning in Fiscal Year 2003, however, the Commonwealth has appropriated the full amount of tobacco settlement receipts in each year's budget. The balance accumulated in the Health Care Security Trust amounted to $509.7 million at the end of Fiscal Year 2007. The Fiscal Year 2008 budget established the State Retiree Benefits Trust Fund, and required the Health Care Security Trust's balance to be transferred to the State Retiree Benefits Trust Fund on or before June 30, 2008.

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Tax Revenues—Fiscal Years 2007-2009

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     Fiscal Year 2007. Tax revenue collections for Fiscal Year 2007 were estimated at $19.736 billion, an increase of $1.249 billion (6.8%) over Fiscal Year 2006. The increase was attributable in large part to an increase of approximately $500.5 million (6.2%) in withholding collections, an increase of approximately $161.5 million (8.3%) in income tax estimated payments, an increase of approximately $275.6 million (16.3%) in income tax payments with returns and extensions, an increase of approximately $220.1 million (9.8%) in corporate and business collections, an increase of approximately $62.9 million (1.6%) in sales and use tax collections and an increase of $49.5 million (2.8%) in miscellaneous tax collections. The preliminary Fiscal Year 2007 collections exceeded Fiscal Year 2007 tax revenue estimates by $436.3 million.

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     Fiscal Year 2008. Preliminary tax revenue collections for Fiscal Year 2008 totaled $20.881 billion, an increase of $1.144 billion (5.8%) over Fiscal Year 2007. The increase was attributable in large part to an increase of approximately $433 million (5.0%) in withholding collections, an increase of approximately $389 million (18.5%) in income tax estimated payments, an increase of approximately $299 million (15.2%) in income tax payments with returns and extensions, an increase of approximately $21 million (0.5%) in sales and use tax collections and an increase of $72 million (2.9%), in corporate and business tax collections. The preliminary collections were $655.6 million above the Fiscal Year 2008 tax estimate of $20.225 billion adjusted for subsequent tax law changes. Approximately $399.5 million in supplemental appropriations were approved for Fiscal Year 2008. Based on historical trends and preliminary estimates of Fiscal Year 2008, the EOAF is anticipating approximately $275.8 million in reversions on account of Fiscal Year 2008 ($116.7 million of which are anticipated to be carried forward into Fiscal Year 2009)

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     Fiscal Year 2009. On October 15, 2008 the EOAF revised the Fiscal Year 2009 tax revenue estimate downward by $1.1 billion to $20.302 billion in order to take into account revised economic forecasts, which have been revised sharply downward since mid-September due to the unfolding international financial crisis and its projected effect on the national and state economies. Certain economic assumptions include: (i) a decline in Massachusetts employment by 1.0% during Fiscal Year 2009; (ii) continued zero growth or slight contractions in gross domestic product; (iii) significant declines in Massachusetts capital gains taxes; (iv) significant declines in corporate profits at the national level; and (v) lower growth in Massachusetts personal income tax revenue.

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     Preliminary tax revenue collections for the first five months of Fiscal Year 2009, totaled $7.197 billion, an decrease of $88.7 million (1.2%) compared to the same period in Fiscal Year 2008. The year-to-date tax revenue decrease is attributable in large part to a 22.7% decrease in corporate and business tax collections. The year-to-date Fiscal Year 2009 collections were $31 million below the benchmark estimate for the corresponding period, which was based on the Fiscal Year 2009 estimate from October 15 of $20.302 billion.

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Commonwealth Expenditures

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     Commonwealth Financial Support for Local Governments. The Commonwealth makes substantial payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of local property tax limits on local programs and services. Local Aid payments take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts, excluding certain pension funds and non-appropriated funds. In Fiscal Year 2008 approximately $5.040 billion, or 18.5% of the Commonwealth's projected budgeted spending, was allocated to direct Local Aid.

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     As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities. The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil. Since Fiscal Year 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets. In Fiscal Year 2007, this legislation was revised to adjust the formula by which the Commonwealth calculates its Local Aid payments. In Fiscal Year 2009, the Commonwealth will provide approximately $3.95 billion in Local Aid.

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     The Lottery and Additional Assistance programs, which comprise the other major components of direct Local Aid, provide unrestricted funds for municipal use. There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction and police

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education incentives. In Fiscal Year 2008, cities and towns received $935 million in aid from the State Lottery Fund, resulting in a deficit in the Fund that will require a transfer of $117 million from the General Fund. The Fiscal Year 2009 budget provides for State Lottery Fund distributions of approximately $810.9 million, with an additional $124.2 million to be provided from the General Fund. Additional Assistance totaling $378.5 million was also provided to cities and towns in Fiscal Year 2008. The Fiscal Year 2009 budget also provides for Additional Assistance in the amount of $378.5 million

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     Medicaid. The Medicaid program provides health care to low-income children and families, low-income adults, the disabled and the elderly. The program, which is administered by the Executive Office of Health & Human Services (the "EOHHS"), receives 50% in Federal reimbursement on most Medicaid expenditures. Beginning in Fiscal Year 1999, payments for some children's benefits are 65% Federally reimbursable under the State Children's Health Insurance Program.

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     Nearly 30% of the Commonwealth's budget is devoted to Medicaid. It is the largest item in the Commonwealth's budget and has been one of the fastest growing budget items. Medicaid spending from Fiscal Years 2003-08 has grown by 8.9% on a compound annual basis, but growth has leveled in the past two fiscal years. The Fiscal Year 2008 budget included $8.25 billion for Medicaid programs and other expenses, a 9.3% increase over Fiscal Year 2007. Current projections indicate that Fiscal Year 2008 expenditures will be approximately $36 million over the original spending authorization. The Fiscal Year 2009 budget includes $8.59 billion for Medicaid programs and administration, a 4.1% increase from the previous fiscal year.

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     On September 30, 2008, the Commonwealth announced that it had reached an agreement in principle with the Federal Centers for Medicare and Medicaid Services ("CMS") to continue through June 30, 2011 certain waivers under which the Commonwealth operates the majority of its Medicaid program as well as other key elements of the Commonwealth's health care reform initiative. The prior approval was set to expire on June 30, 2008, and was extended several times in order to allow the Commonwealth and CMS to complete discussions regarding terms for the next three years.

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     The agreement authorizes Federal reimbursement for approximately $21.2 billion in state health care spending from Fiscal Year 2009 through Fiscal Year 2011, $4.3 billion more in spending than was authorized for Fiscal Years 2006-2008. It also enables the Commonwealth to claim Federal reimbursement for all programs at current eligibility and benefit levels. This increased authority to secure Federal reimbursement and greater flexibility will allow the Commonwealth to meet all of its Federal funding projections for Fiscal Year 2009 and to plan ahead to meet all of its commitments for Fiscal Year 2010 and Fiscal Year 2011.

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     The Commonwealth is currently engaged with CMS on finalizing the documentation associated with this agreement in principle. During this time, the Commonwealth will continue to operate under a short-term extension of the agreement that was originally set to expire on June 30, 2008, and is currently authorized through December 5, 2008. The Commonwealth anticipates requesting and receiving an additional short-term extension to allow for final clearance of the documentation.

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     Health Insurance Legislation. In April, 2006, new healthcare legislation was enacted mandating all residents 18 years and older to purchase health care insurance, while offering subsidized coverage to uninsured residents whose income falls below 300% of the Federal poverty level (Commonwealth Care) and providing other new low cost options for those above the income cap (Commonwealth Choice). The Fiscal Year 2008 budget included $472 million for the Commonwealth Care program, but enrollment was higher than expected, leading to $153 million in supplemental appropriations being approved on May 30, 2008, leading to a total Fiscal Year 2008 program cost of about $630 million. The Fiscal Year 2009 budget includes $869 million for Commonwealth Care.

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     On October 1, 2008, the Division of Health Care Finance and Policy adopted final regulations revising the "fair share" test, which requires employers with 11 or more full-time equivalent employees ("FTEs") to make a "fair and reasonable" premium contribution to their employees' health insurance or pay a fee to the Commonwealth. Previously, the regulations provided that an employer met the "fair and reasonable" contribution standard if either (i) 25% or more of its FTEs enrolled in the employer's group health plan, or (ii) it offered to contribute at least 33% towards the premium cost for a group health plan for FTEs who worked at least 90 days. The revised regulations, which will take effect January 1, 2009, maintain this test for firms with 50 or fewer FTEs but require larger firms to meet both the employee enrollment and the employer contribution standards. Moreover, under the revised regulations, firms would also be considered to meet the "fair and reasonable contribution" standard if 75% or more of their FTEs enroll in their group health plans. These new regulations are projected to generate $30 million in revenue for a full year of implementation, to support government-funded health insurance programs. The first year's revenues will be collected partly in Fiscal Year 2009 and partly in Fiscal Year 2010. The Commonwealth estimates that approximately 1,100 firms will be liable for the fair share contribution under the new regulations.

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     Health Safety Net Trust Fund. Previously the Uncompensated Care Pool, this program reimburses acute care hospitals and community health centers for eligible services provided to low-income uninsured and underinsured people. The Division of Health Care Finance and Policy, which oversees the program, is continually monitoring utilization and costs of the Trust Fund as programs such as Commonwealth Care and Choice aim to insure almost every citizen. To date, utilization has decreased 15% between Fiscal Years 2006 and 2007, and costs fell 9% in the same period. In Fiscal Year 2008, projected expenditures for the Trust Fund are $497.6 million. The Fiscal Year 2009 budget authorizes $453 million in payments.

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     Public Assistance. The Commonwealth administers four major programs of public assistance for eligible residents: transitional aid to families with dependent children ("TAFDC"); emergency assistance; emergency aid to the elderly, disabled and children ("EAEDC"); and the state supplemental benefits for residents enrolled in the Federal supplemental security income ("SSI") program. In addition, the Commonwealth is responsible for administering the entirely Federally funded food stamps program, which provides food assistance to low-income families and individuals. The Department oversees state homeless shelter programs and spending for families and individuals. Lastly, beginning in Fiscal Year 2008, the Commonwealth established a new supplemental nutritional program, which provides small supplemental benefits to working families currently enrolled in the food stamps program.

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     Total TAFDC expenditures in Fiscal Year 2008 were estimated to have been $287.8 million, or $3.6 million more than Fiscal Year 2007. TAFDC Fiscal Year 2009 expenditures are projected to be $302.7 million. Fiscal Year 2008 expenditures for the EAEDC program were estimated to total $72.2 million, an increase from Fiscal Year 2007 spending of $67.3 million. Total Fiscal Year 2009 EAEDC expenditures are projected to be $72.5 million. In Fiscal Year 2008, the Commonwealth's supplemental SSI spending was estimated to have been $212.2 million, $6.8 million greater than expenditures in Fiscal Year 2007. Fiscal Year 2009 SSI expenditures are projected to be $219.3 million.

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     Federal welfare reform legislation that was enacted on August 22, 1996 eliminated the Federal entitlement program of aid to families with dependent children and replaced it with block grant funding for TANF. The block grant for the Commonwealth was established at $459.4 million annually for Federal fiscal years 1997 through 2006. The Commonwealth must meet Federal maintenance-of-effort requirements in order to be eligible for the full TANF grant award. In February 2006, Federal legislation reauthorized the TANF block grant providing $459.4 million annually to the Commonwealth for the next five years, provided that the Commonwealth meets certain Federal work requirements.

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     Under Federal TANF program rules, Massachusetts must increase its current work participation rate from 16.7% to 50% for all TANF families and 90% for two parent families beginning in Federal fiscal year 2007. Through Fiscal Year 2007, Massachusetts has been eligible under the Federal program rules to lower the total required work participation rate requirement by applying credits earned through annual caseload reductions while continuing to meet Federal requirements for state maintenance of effort spending. The Commonwealth is awaiting approval of the Fiscal Year 2007 caseload reduction credit methodology. In Fiscal Year 2008, Massachusetts was subject to a new methodology in determining the total annual caseload reduction credit that can be applied to the workforce participation target. Because the new methodology diminished the Commonwealth's ability to lower its workforce participation target, it established a new supplemental nutrition program. Working families enrolled in this new program can be counted towards the workforce participation rate and allow the Commonwealth to avoid losses in Federal revenue in Fiscal Year 2008, while providing the working poor with a meaningful food assistance benefit.

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     Other Health and Human Services. The Office of Health Services encompasses programs and services from the Department of Public Health, the Department of Mental Health, and the Division of Health Care Finance and Policy. Their goal is to promote healthy people, families, communities, and environments through coordinated care. For Fiscal Years 2008 and 2009, the Office of Health Services is estimated to spend $1.236 billion and $1.293 billion, respectively. The Department of Public Health's Fiscal Years 2008 and 2009 projected spending was an estimated $551.1 million and $589.7 million, respectively. Department of Mental Health spending is estimated to be $670.5 million and $685.4 in Fiscal Years 2008 and 2009, respectively. Division of Health Care Finance and Policy spending is estimated to be $14.5 million and $17.5 million in Fiscal Years 2008 and 2009, respectively.

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     Commonwealth Pension Obligations. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees and for teachers of the cities, towns and regional school districts throughout the state. Employees of certain independent authorities and agencies, and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The Commonwealth assumed responsibility, beginning in Fiscal Year 1982, for payment of cost of living adjustments for all local retirement systems. However, in 1997 legislation was enacted removing from the Commonwealth the cost of future cost-of-living adjustments for these systems and providing that systems fund future cost-of-living adjustments. Pension benefits for state employees are administered by the State Board of Retirement, and pension benefits for teachers are administered by the Teachers' Retirement Board. Investment of the assets of the state employees' and teachers' retirement systems is managed by the Pension Reserves Investment Management Board. In the case of all other retirement systems, the retirement board for the system administers pension benefits and manages investment of assets. The members of these state and local retirement systems do not participate in the Federal Social Security System. The Commonwealth's employees' and teachers' retirement systems are partially funded by employee contributions of regular compensation, which rates vary depending on when the employee was hired.

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     Early Retirement Incentive Program. As a means of reducing payroll costs, in Fiscal Years 2002-03, the Commonwealth adopted two Early Retirement Incentive Programs (each, an "ERIP"), which offered an enhanced pension benefit to retirement-eligible employees. Employees retiring under the 2002 and 2003 ERIP programs totaled approximately 4,600 and 3,048, respectively. The legislation authorizing each ERIP directed the Public Employee Retirement Administration Commission ("PERAC") to file an annual report on the additional actuarial liabilities due to each ERIP. On August 24, 2007, PERAC released its actuarial valuation of the total pension obligation as of January 1, 2007. The unfunded actuarial accrued liability as of that date for the total obligation was approximately $13.349 billion. This liability was composed of unfunded actuarial accrued liabilities of approximately $3.226 billion for the State Employees' Retirement System, $8.5 billion for the Massachusetts Teachers' Retirement System, $1.221 billion for Boston Teachers and $402 million for cost-of-living increases

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reimbursable to local systems. The valuation study estimated the total actuarial accrued liability as of January 1, 2007 to be approximately $53.761 billion (comprised of $21.671 billion for state employees, $29.321 billion for state teachers, $2.368 billion for Boston Teachers and $402 million for cost-of-living increases reimbursable to local systems). Total assets were valued at approximately $40.412 billion based on a five-year average valuation method, which equaled 88.6% of the January 1, 2007 total asset market value.

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     Other Post-Employment Benefits. In addition to supplying pension benefits the Commonwealth is required to provide specific health care and life insurance benefits for retired employees of certain governmental agencies. All employees of the Commonwealth can potentially become eligible for such benefits if they reach the age of retirement while working in the Commonwealth. Eligible individuals must contribute a particular percentage of the costs of the health care benefits, while participating eligible authorities must reimburse the Commonwealth for the cost of providing these benefits. The Commonwealth recognizes its share of the costs of providing these benefits when paid, on a "pay-as-you-go" basis.

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     On September 10, 2008, PERAC released its actuarial valuation of the total pension obligation as of January 1, 2008. The unfunded actuarial accrued liability as of that date for the total obligation was approximately $12.105 billion, including approximately $2.420 billion for the State Employees' Retirement System, $8.072 billion for the Massachusetts Teachers' Retirement System, $1.237 billion for Boston Teachers and $376 million for cost-of-living increases reimbursable to local systems. Total assets were valued at approximately $44.532 billion based on a five-year average valuation method, which equaled 90.4% of the January 1, 2008 total asset market value.

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     Higher Education. The Commonwealth's system of higher education includes the five-campus University of Massachusetts, nine state colleges and 15 community colleges. The operating revenues of each institution consist primarily of state appropriations and of student and other fees that may be imposed by the board of trustees of the institution. Tuition levels are set by the Board of Higher Education, and tuition revenue is required to be remitted to the State Treasurer by each institution. The board of trustees of each institution submits operating and capital budget requests annually to the Board of Higher Education. Fiscal Year 2008 and Fiscal Year 2009 spending on higher education is projected at $1.079 billion and $1.085 billion, respectively.

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     Other Program Expenditures. The remaining expenditures on other programs and services for state government amounted to an estimated $2.236 billion in Fiscal Year 2008 and are projected to be $2.312 billion in Fiscal Year 2009, including the judiciary ($823 million in Fiscal Year 2008), district attorneys ($102.1 million in Fiscal Year 2008), the Attorney General ($41.2 million in Fiscal Year 2008), the EOAF ($413.9 million in Fiscal Year 2008), the Executive Office of Transportation and Public Works ($243.3 million in Fiscal Year 2008), the Executive Office for Housing and Economic Development ($249 million in Fiscal Year 2008), the Executive Office of Labor and Workforce Development ($69.7 million in Fiscal Year 2008) and various other programs ($293.8 million in Fiscal Year 2008).

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Capital Spending

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     The EOAF maintains a multi-year capital spending plan, including an annual administrative limit on certain types of capital spending by state agencies. On July 31, 2007, the Governor announced that the annual administrative limit on the amount of bond-funded capital expenditures (known as the "bond cap") was $1.5 billion for Fiscal Year 2008, plus $55.7 million of unexpended bond proceeds expected to be carried forward from Fiscal Year 2007. Under this new policy, the Commonwealth will set the annual borrowing limit at a level designed to keep debt service within 8% of budgeted revenues. The budgeted revenue projection for Fiscal Year 2008 was the amount used in the Governor's Fiscal Year 2008 proposed budget. For future fiscal years, 3% annual growth is assumed, which is the 10-year historic

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annual average growth in budgeted revenues. In addition to keeping debt service within 8% of budgeted revenues, the debt management policy limits future annual growth in the bond cap to not more than $125 million through Fiscal Year 2012. This additional constraint is designed to ensure that projected growth in the bond cap will be held to stable and sustainable levels.

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     In April 2007, the Governor announced his plan to proceed with the South Coast Rail Project, which is a $1.435 billion project to extend commuter rail service from Boston to the southeastern region of Massachusetts. The initial planning phase of the project is expected to last through Fiscal Year 2010 and cost approximately $23.4 million, which is expected to be funded with proceeds of general obligation bonds of the Commonwealth.

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     On August 6, 2007, the Governor released a five-year capital investment plan for Fiscal Years 2008-12. This plan, totaling an estimated $12 billion over five years, increases the Commonwealth's direct capital investment in several priority areas, including higher education, economic development, housing, transportation infrastructure, energy and environmental affairs, and community investments. The Governor's plan included a 186% increase in state capital spending for higher education, dedicating $125 million to the state's public colleges and universities in Fiscal Year 2008. The plan also dedicated $1.12 billion to transportation projects and programs in Fiscal Year 2008, a 25% increase over projected Fiscal Year 2007 spending.

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     On May 29, 2008, the Governor approved a $1.275 billion affordable housing bond bill which includes $500 million for the preservation and improvement of the Commonwealth's 50,000 units of state-owned public housing. On June 16, 2008, the Governor approved legislation that authorizes the borrowing of $500 million over a 10-year period to fund capital investments and infrastructure improvements around the Commonwealth to support research and development of new projects in the life sciences industry. The legislation also contemplates the spending of $250 million of operating funds over the next 10 years to support research and fellowships and $250 million in tax credits over the next ten years for companies that bring jobs to Massachusetts in the life sciences industry.

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     On August 7, 2008, the Governor approved a $2.2 billion higher education bond authorization. The legislation includes authorizations for new buildings, renovation projects and capital improvements at each of the Commonwealth's public higher education campuses.

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     On November 29, 2007, the Governor filed a three-year, $2.9 billion transportation bond bill designed to leverage additional Federal funds for a total investment of $4.8 billion. In December 2007, the Federal Highway Administration and the Federal Transit Administration notified the Commonwealth that they would not approve the statewide transportation improvement plan and subsequent Federal reimbursements of future transportation projects until the Commonwealth could demonstrate that adequate bond authorizations were available. The Legislature split the Governor's bill into two parts, and on April 17, 2008, the Governor approved a partial version of the bill, authorizing $1.6 billion for transportation improvements and leveraging $1.9 billion in Federal reimbursements. Also included in this legislation were $150 million for grants to cities and towns for local roads and bridges in Fiscal Year 2009 and $700 million for certain mass transit improvements required as part of the state implementation plan. On August 8, 2008, the Governor approved a second transportation bond bill authorizing $1.445 billion for road and bridge projects and other transportation-related capital investments.

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     On August 14, 2008 the Governor approved a $1.657 billion land, parks and clean energy bond bill. This legislation includes funding for land protection and acquisition and funding to enhance state parks and rebuild related infrastructure. On August 11, 2008, the Governor approved a $3.3 billion general government bond bill making targeted investments in public safety, city and town facilities, state buildings, and information technology systems.

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     On August 4, 2008, the Governor approved legislation authorizing $2.984 billion in Commonwealth bonds to finance an accelerated structurally deficient bridge program. The program is expected to finance over 250 bridge projects over the next eight years with approximately $1.9 billion of special obligation bonds secured by a portion of the gas tax and $1.1 billion of grant anticipation notes secured by future Federal funds. By accelerating the investment in bridges, the Commonwealth expects to realize hundreds of millions of dollars of savings from avoided inflation and deferred maintenance costs. The additional borrowing for the program will be in addition to the bond cap amounts to fund the regular capital program but will be taken into account under the state's existing debt policy to ensure that annual debt service is maintained at a level which will not exceed 8% of budgeted revenues.

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     Central Artery/Ted Williams Tunnel Project. The largest single component of the Commonwealth's capital program currently is the CA/T Project, a major construction project that is part of the completion of the Federal interstate highway system. The project involves the depression of a portion of Interstate 93 in downtown Boston (the Central Artery), which is now an elevated highway, and the construction of a new tunnel under Boston harbor (the Ted Williams Tunnel) to link the Boston terminus of the Massachusetts turnpike (Interstate 90) to Logan International Airport and points north. Substantial completion of the CA/T Project occurred on January 13, 2006, and final completion of the surface roadways was expected to occur by the end of calendar year 2006. The remaining work is scheduled to be completed in 2008.

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     A revised CA/T Project cash flow projection was developed to provide for several factors, including the following: (i) project spending during Fiscal Year 2006 falling below the previously stated budget amounts; (ii) the Massachusetts Turnpike Authority (the "MTA") transferring most of the remaining financial contribution to the project; (iii) the capacity of authorized sources for financially supporting the remaining funding shortfalls; and (iv) the Commonwealth making funds available to the CA/T Project to bridge the ultimate receipt of Federal Funds with the expectation of continuing to do so in Fiscal Year 2007. Following the approval on May 15, 2007 by the members of the MTA of the Commonwealth's proposal, relating to the $210 million funding shortfall for the CA/T Project, the MTA and the Commonwealth entered into an agreement to implement such proposal. On June 29, 2007, the Governor filed legislation to implement the provisions of the agreement. Such legislation is currently pending in the Legislature. On May 23, 2007, the MTA filed a finance plan update with the Federal Highway Administration. Federal review of the finance plan update is near completion. The Commonwealth currently anticipates receiving $133 million in withheld funds upon Federal approval of the update.

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     Recent Settlements. On January 23, 2008, the United States Attorney General and the Massachusetts Attorney General entered into a global resolution of criminal and civil claims with the joint venture of Bechtel/Parsons Brinckerhoff, Bechtel Infrastructure Corp. and PB Americas, Inc., f/k/a Parsons Brinckerhoff Quade and Douglas, Inc. ("Bechtel/Parsons Brinckerhoff"), the management consultant to the CA/T Project. Bechtel/Parsons Brinckerhoff agreed to pay over $407 million to resolve its criminal and civil liabilities in connection with the collapse of part of the I-90 Connector Tunnel ceiling and defects in the slurry walls of the Tip O'Neill Tunnel. In addition, 24 section design consultants, other contractors who worked on various parts of the project, agreed to pay an additional $51 million to resolve certain cost-recovery issues associated with the design of the CA/T Project. In total, the United States and the Commonwealth will recover $458 million, including interest. These settlements followed an earlier settlement with Aggregate Industries Northeast Region for $42.7 million relating to cost recovery issues with the CA/T Project. In total, the United States and the Commonwealth will recover $500.7 million, including interest from all of these settlements. The Commonwealth has received $413.8 million to date, including interest, of which $17 million has been deposited in the StatewideRoad and Bridge and CA/T Infrastructure Fund. This settlement does not release the defendants from future catastrophic events having an aggregate cost of greater than $50 million, but the liability of Bechtel/Parsons Brinckerhoff for such a future catastrophic event is capped at $100 million.

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     On June 4, 2007, the Commonwealth received final payment of a $58.5 million settlement with American International Group ("AIG") for reimbursement of delayed credits to the owner-controlled insurance program for the CA/T Project and accrued interest on such delayed credits. The Federal government recently determined that the portion of the principal reimbursement allocable to overpayments made by the Federal government which must be credited back to the Federal government would be re-obligated to the CA/T Project, resulting in no net impact on the Federal funding commitment. The Federal government has indicated, however, that it will reduce future Federal contributions to the project by $29 million, representing the portion of the settlement allocable to the Federal share of accrued interest on the delayed credits. Of the $58.5 million of settlement proceeds received by the Commonwealth, $23.7 million has been transferred to pay remaining costs of the CA/T Project (thereby offsetting most of the impact of the $29 million reduction), and the balance has been expended by the Commonwealth for general purposes.

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     One issue still under Federal review is that the finance plan is based on an assumption that the remaining deductible liability payable to AIG from the owner-controlled insurance program trust for construction-related CA/T Project claims will be sold and that there is insufficient evidence of AIG's willingness to grant the required approval for the sale of such liability. The Commonwealth and MTA are engaged in negotiations with AIG to obtain AIG's approval of the sale or of another option for liquidating excess amounts on deposit in the insurance trust to satisfy cash flow needs identified in the updated finance plan. The Commonwealth and the MTA anticipate obtaining a commitment from AIG to grant the desired approval. In the event AIG does not grant the desired approval, the MTA or the Commonwealth would need to temporarily fund approximately $30 million of CA/T Project costs to complete the project, but it is expected that this amount would be reimbursed over time as final claims are paid from the insurance trust and excess amounts in the trust are released.

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     The Commonwealth also has reached a global settlement on 14 construction contracts with Modern Continental. The global settlement allocates $21 million to the Commonwealth's claim for damages in Commonwealth et al. v Bechtel Corp. et al. The settlement agreement must be approved by the Bankruptcy Court before it is effective.

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     SEC Inquiry. In late August and early September 2006, the Securities and Exchange Commission ("SEC") sent letters to certain departments and instrumentalities of the Commonwealth requesting voluntary provision of documents and information regarding safety reviews of the CA/T project during the period January 1, 2004 to the present and related disclosures. On January 8, 2008, the SEC notified the Commonwealth that the SEC did not intend to pursue any enforcement action, thus closing the inquiry.

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     Massachusetts Bay Transportation Authority. Beginning in Fiscal Year 2001, the finances of the MBTA were restructured, and its financial relationship to the Commonwealth changed materially. The MBTA issues its own bonds and notes and is also responsible for the payment of obligations issued by the Boston Metropolitan District prior to the creation of the MBTA in 1964. The Commonwealth is obligated to provide the MBTA with a portion of the revenues raised by its sales tax, which is dedicated to the MBTA under a trust fund. The dedicated revenue stream is used to meet the Commonwealth's debt service obligations related to certain outstanding MBTA debt and to meet the MBTA's other operating and debt service needs. The MBTA is authorized to assess a portion of its costs on 175 cities and towns in eastern Massachusetts. After a five-year phase-in of reduced assessments, the cities and towns are legally required to pay assessments equal to at least $136 million in the aggregate, as adjusted for inflation (with no annual increase to exceed 2.5% per year).

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     Beginning July 1, 2000, the Commonwealth's annual obligation to support the MBTA for operating costs and debt service was limited to a portion of the state sales tax revenues, but the Commonwealth remains contingently liable for the payment of MBTA bonds and notes issued prior to

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July 1, 2000. The Commonwealth's obligation to pay such prior bonds is a general obligation. As of June 30, 2008, the MBTA had approximately $955.3 million of such prior bonds outstanding. Such bonds are currently scheduled to mature annually through Fiscal Year 2030, with annual debt service in the range of approximately $166 million to $156 million through Fiscal Year 2013 and declining thereafter.

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Commonwealth Indebtedness

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     General Authority to Borrow. Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the legislature present and voting thereon. The constitution further provides that borrowed money shall not be expended for any other purpose than that for which it was borrowed or for the reduction or discharge of the principal of the loan. In addition, the Commonwealth may give, loan or pledge its credit by a two-thirds vote of the members of each house of the legislature present and voting thereon, but such credit may not in any manner be given or loaned to or in aid of any individual, or of any private association, or of any corporation which is privately owned or managed.

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     General Obligation Debt. The Commonwealth issues general obligation bonds and notes pursuant to Commonwealth law. General obligation bonds and notes issued thereunder are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for the payment of principal and interest when due, unless specifically provided otherwise on the face of such bond or note. As of July 2, 2008, the Commonwealth had approximately $15.9 billion in issued and outstanding general obligation debt.

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     The Commonwealth issued $1.5 billion in general obligation bonds to support capital spending in Fiscal Year 2008. These funds were the result of two bond issues. In May 2007, the Commonwealth borrowed $228 million, and in August 2007, the Commonwealth borrowed an additional $1.3 billion and invested $1.2 billion of the proceeds in guaranteed investment contracts. As of July 31, 2008, approximately $238 million of bond proceeds remain in these guaranteed investment contracts.

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     In terms of long-term borrowing, the Commonwealth expects to issue up to $1.8 billion in bonds in Fiscal Year 2009 to fund capital projects, including $1.625 billion for planned capital expenditures and up to $175 million for the structurally deficient bridge program. On September 11, 2008, the Commonwealth issued fixed-rate general obligation bonds in the aggregate principal amount of $652.79 million to refund certain auction-rate bonds (outstanding in the aggregate principal amount of $163.65 million) and to finance capital expenditures expected to occur in Fiscal Year 2009. On November 25, 2008, the Commonwealth issued fixed-rate general obligation bonds in the aggregate principal amount of $544.3 million to refund certain variable-rate bonds of the Commonwealth as well as certain variable-rate demand bonds issued by the Route 3 North Transportations Improvements Association.

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     Notes. The Commonwealth is authorized to issue short-term general obligation debt as RANs or bond anticipation notes ("BANs"). RANs may be issued in any fiscal year in anticipation of the receipts for that year and must be repaid no later than the close of the fiscal year in which they are issued. BANs may be issued in anticipation of the issuance of bonds, including special obligation convention center bonds. Through its commercial paper program, the Commonwealth borrowed $200 million in October 2007, $300 million in November 2007 and an additional $500 million in December 2007. Due to additional liquidity needs, the Commonwealth sold RANs for $400 million on December 21, 2007 that were repaid on March 21, 2007, and sold another $400 million in RANs on March 28, 2008 that were repaid on April 25, 2008. All short-term cash flow borrowings, including both commercial paper and RANs, were repaid by the end of Fiscal Year 2007.

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     Synthetic Fixed Rate Bonds. Of the variable-rate debt outstanding (approximately $4 billion as of July 2, 2008), the interest rates on $3 billion have been synthetically fixed by means of floating-to-fixed interest rate exchange ("swap") agreements. The Commonwealth has entered into interest rate swaps with various counterparties pursuant to which the counterparties are obligated to pay the Commonwealth an amount equal to the variable-rate payment on the related bonds or a payment based on a market index of tax-exempt variable-rate bonds, and the Commonwealth is obligated to pay the counterparties a stipulated fixed rate. Under legislation approved by the Governor on August 11, 2008, scheduled, periodic payments to be made by the Commonwealth pursuant to swap agreements in existence on August 1, 2008 or entered into after such date shall constitute general obligations of the Commonwealth to which its full faith and credit are pledged. The floating rate received by the Commonwealth is used to offset the variable rate paid to bondholders. In most cases, only the net difference in interest payments is actually exchanged with the counterparty. In all cases, the Commonwealth remains responsible for making interest payments to the variable-rate bondholders. The intended effect of the agreements is essentially to fix the Commonwealth's interest rate obligations with respect to its variable-rate bonds. As of July 2, 2008, all of the Commonwealth's interest rate swaps were floating-to-fixed rate agreements. The remaining variable-rate debt of $1 billion is unhedged and, accordingly, floats with interest rates re-set on a daily or weekly basis.

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     Variable Rate Demand Bonds, Auction Rate Securities and U.Plan Bonds. Variable Rate Demand Bonds ("VRDBs") are long-term bonds whose interest rates re-set daily or weekly. Because these bonds offer bondholders a "put" or tender feature, they are supported by stand-by liquidity facilities with commercial banks which require the applicable bank to purchase any bonds that are tendered and not successfully remarketed. As of July 2, 2008, the Commonwealth had outstanding approximately $2.4 billion of outstanding VRDBs.

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     The Commonwealth has also issued general obligation variable-rate debt in the form of auction-rate securities. Like VRDBs, these are long-term bonds whose interest rates are reset at pre-determined, short-term intervals. Unlike VRDBs, these bonds do not provide bondholders with a put feature and therefore do not require a supporting credit facility. As of July 2, 2008, the Commonwealth had outstanding $551.9 million of auction rate securities outstanding. Beginning in February 2008, several auctions of the Commonwealth's auction-rate bonds began to fail, meaning there were insufficient bids from investors to purchase the securities being offered for sale by existing holders. Four of the Commonwealth's six series of auction-rate bonds have experienced auction failure since February 13, 2008. Auction failures have been systemic throughout the municipal bond market, driven by credit and liquidity concerns caused primarily by widespread downgrades and negative rating outlooks of a number of municipal bond insurers. Upon auction failure, the interest rate paid to bondholders is the failure rate as specified in the bond documents. For the four series of Commonwealth bonds whose auctions have failed ($400 million outstanding), the failure rate is based on a multiple of a specified commercial paper index, with a maximum rate of 12%. The failed and undersubscribed auctions have resulted in higher interest costs, but these costs have remained within budgeted amounts and well below the maximum rate. The Commonwealth expects to issue bonds in September 2008 to refund some or all of its auction rate securities and replace them with fixed-rate bonds.

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     As of July 2, 2008, the Commonwealth had outstanding approximately $83 million of variable rate "U.Plan" bonds, sold in conjunction with a college savings program administered by the Massachusetts Educational Financing Authority, which bear deferred interest at a rate equal to the percentage change in the consumer price index plus 2%, together with current interest at the rate of 0.5% .

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Special Obligation Debt.

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     Highway Fund. The Commonwealth is authorized to issue special obligation bonds secured by all or a portion of revenues accounted to the Highway Fund. Revenues that are currently accounted to the Highway Fund are primarily derived from taxes and fees relating to the operation or use of motor vehicles

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in the Commonwealth, including the motor fuels excise tax. As of July 2, 2008, the Commonwealth had outstanding $619.6 million of such special obligation bonds, including $610.1 million of such bonds secured by a pledge of 6.86¢ of the 21¢ motor fuels excise tax.

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     On August 4, 2008, the Governor approved legislation that authorizes the issuance of an additional $1.9 billion of special obligation bonds secured by a pledge of motor fuels excise tax receipts to fund a portion of the Commonwealth's accelerated structurally deficient bridge program. The legislation provides for a pledge of up to 10¢ of the 21¢ motor fuels excise tax to secure the outstanding special obligation bonds described above and the bridge program bonds.

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     Convention Center Fund. The Commonwealth is authorized to issue $694.4 million of special obligation bonds for the purposes of a new convention center in Boston ($609.4 million), the Springfield Civic Center ($66 million) and the Worcester convention center ($19 million). The bonds are to be payable from moneys credited to the Boston Convention and Exhibition Center Fund created by legislation, which include the receipts from a 2.75% convention center financing fee added to the existing hotel tax in Boston, Cambridge, Springfield and Worcester, sales tax receipts from establishments near the proposed Boston facility, a surcharge on car rentals in Boston, a parking surcharge at all three facilities, the entire hotel tax collected at hotels located near the new Boston facility, and all sales tax and hotel tax receipts at new hotels in Boston and Cambridge. In June 2004, $686.7 million of special obligation bonds were issued, secured solely by the pledge of receipts of tax revenues within the special districts surrounding the centers and other special revenues connected to such facilities. Of this, $638.7 million is still outstanding as of July 2, 2008.

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     Federal Grant Anticipation Notes. The Commonwealth has issued Federal grant anticipation notes yielding aggregate net proceeds of $1.5 billion, the full amount authorized, to finance the current cash flow needs of the CA/T Project in anticipation of future Federal reimbursements. The notes are not general obligations of the Commonwealth. The notes mature between Fiscal Year 2006 and Fiscal Year 2015. Such notes are secured by the pledge of Federal highway construction reimbursement payments and by a contingent pledge of certain motor fuels excises.

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     On July 16, 2003, the Commonwealth issued special obligation refunding notes for the purpose of crossover refunding approximately $408 million of outstanding Federal grant anticipation notes in 2008 and in 2010. Until the crossovers occur, interest on the notes will be paid solely by an escrow account established with the proceeds of the notes. Upon the refunding of $408 million of outstanding Federal grant anticipation notes on the crossover dates, the refunding notes will become secured by the Grant Anticipation Note Trust Fund. As of July 2, 2008, $1.53 billion of such notes remained outstanding.

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     On August 4, 2008, the Governor approved legislation authorizing the issuance of an additional $1.1 billion of grant anticipation notes secured by future Federal funds. Any such notes will not be secured by a contingent pledge of motor fuels excises. The Commonwealth intends to begin to amortize the principal of any such notes in Fiscal Year 2016, after the Federal grant anticipation notes for the CA/T Project have been paid in full.

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Litigation

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     There are pending in state and Federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party. In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

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     Commonwealth Programs and Services. From time to time actions are brought against the Commonwealth by the recipients of governmental services, particularly recipients of human services benefits, seeking expanded levels of services and benefits and by the providers of such services challenging the Commonwealth's reimbursement rates and methodologies. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

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     Ricci v. Patrick. Challenges by residents of five state schools for the mentally handicapped resulted in a consent decree in the 1970's that required the Commonwealth to upgrade and rehabilitate the facilities in question and to provide services and community placements in western Massachusetts. On May 25, 1993, the trial court entered a final order vacating and replacing all consent decrees and court orders. In their place, the final order requires lifelong provision of individualized services to class members and contains requirements regarding staffing, maintenance of effort (including funding) and other matters.

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     On July 14, 2004, a subset of plaintiffs filed a motion to re-open the case and enforce the final order of May 25, 1993, asserting various reasons why the Department of Mental Retardation (the "DMR") was not in compliance with the 1993 final order, mostly relating to the Commonwealth's plan to close certain intermediate care facilities, including the Fernald Developmental Center (the "FDC"). Another subgroup of plaintiffs continues to engage in a mediation process with the DMR. The DMR filed a responsive pleading on August 16, 2004, asserting that all of the final order requirements had been met. The Disability Law Center filed a motion to intervene shortly thereafter. The court has continued to call the parties in on an occasional basis to discuss ongoing issues such as plaintiffs' access to certain records.

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     On March 6, 2007, the United States Attorney issued a report, in which they did not find any violations by the DMR of Federal or state law, but nonetheless recommended that the FDC remain open to serve any residents who wish to remain there. In August 2007, the court reopened the case, restored it to the active docket and ordered the DMR to continue to offer FDC as a residential placement option for its residents. The DMR appealed that order. On October 1, 2008, the appellate court reversed the trial court's order requiring the Commonwealth to keep open an expensive and outmoded institution for the care of mentally retarded citizens. In response to a motion for panel rehearing filed by opposing parties, the appellate court, on November 18, 2008, directed entry of judgment dismissing with prejudice the claims made which resulted in the issuance of the contested trial court orders.

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     Hutchinson et al v. Patrick et al. This class action seeks declaratory and injunctive relief on behalf of two organizations and five individuals with brain injuries who are residents of various nursing facilities. The plaintiffs claim that they, and a class of 2,000-4,000 brain-injured individuals are entitled to, among other things, placement in community settings under various Federal statutes. The original complaint was filed on May 17, 2007, and amended on June 18, 2007. The defendants filed an answer on July 16, 2007. The trial court certified the class action. The potential fiscal impact of an adverse decision is unknown, but could be hundreds of millions of dollars annually. The parties reached settlement and a settlement agreement was signed on May 30, 2008. At a hearing on July 25, 2008, the court approved the settlement. The court entered an order on September 19, 2008, approving the final comprehensive settlement agreement and retaining jurisdiction over the case pending compliance with the terms of the settlement agreement.

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     Rosie D. et al v. The Governor. Plaintiffs asserted claims under provisions of the Federal Medicaid law. Specifically, plaintiffs assert that the Commonwealth is required to, yet does not, provide them with intensive home-based mental health services. Trial was held from April 25 through June 9, 2005. On January 26, 2006, the court issued its decision finding in favor of the plaintiffs on two of three counts of the complaint and ordering the parties to meet and attempt to achieve an agreed-upon plan. The

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parties were in negotiations and were due back before the Court in September 2006 to report on their progress. On July 16, 2007, the court entered judgment in accordance with a proposed remedial plan. The Commonwealth did not appeal from that judgment and has begun implementation of the plan, which should be fully implemented by June 30, 2009. The cost of implementation is likely to exceed $20 million. The plaintiffs' counsel has requested attorneys' fees in the amount of approximately $7 million, and the Commonwealth is considering that request.

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     Rolland v. Patrick. This is a class action by mentally handicapped nursing home patients seeking community placements and services that resulted in a settlement agreement. In July 2001, the trial court found that the Commonwealth had breached portions of the agreement and was in violation of certain legal requirements related to the provision of "active treatment" to class members. The appellate court affirmed the trial court's order in January 2003. In April 2007, the trial court found that the Commonwealth has not yet ensured that all class members receive active treatment and appointed a court monitor. The parties have now reached a new settlement agreement under which 640 community placements would be created; placement of a class member in the community would take the place of any further obligation to provide "active treatment" to that individual. After a hearing on May 22, 2008, the court found that the agreement was fair, reasonable and adequate, and approved it in a written decision issued June 16, 2008. In response to a notice of appeal filed by a group of class members who objected to the court-approved settlement agreement, the United States Court of Appeals for the First Circuit has asked all parties to brief the question whether that court has jurisdiction to hear the appeal, given that no final judgment has entered in the case. This case carries the potential for a prospective increase in annual program costs of more than $20 million.

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     Health Care for All v. Romney et al. A group of individual plaintiffs brought this action for injunctive and declaratory relief, challenging the Commonwealth's administration of the MassHealth dental program. Specifically, the plaintiffs asserted that the Commonwealth's administration of the program fails to comply with Federal Medicaid law. On February 8, 2006, the trial court entered judgment against the Commonwealth on three counts of the plaintiffs' complaint with respect to MassHealth-eligible members under age 21. Pursuant to that judgment, the Commonwealth must develop and implement a remedial plan to improve access to Medicaid-covered dental services for MassHealth-eligible members under age 21. Crucial aspects of the plan, including certain regulatory changes and the retention of a third-party administrator for the MassHealth dental plan, have already been implemented, but it is anticipated that additional program costs necessary to comply with the judgment will be incurred over the next several fiscal years. It is not possible, at this time, to accurately estimate the amount of likely future program costs that will be required to comply with the judgment.

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     Disability Law Center, Inc. v. Massachusetts Department of Correction et al. The Disability Law Center ("DLC") filed suit against the Department of Correction ("DOC") and various senior DOC officials, alleging that confining prisoners with mental illness in segregation beyond a short period violates the United States Constitution and other Federal statutes. DLC asks the court to enjoin DOC from confining mentally ill prisoners in segregation for more than one week and to require DOC to establish a maximum security residential treatment unit as an alternative to segregation. DLC has proposed a broad definition of "mental illness," which, if adopted, would cover a large percentage of DOC's segregation population. DLC has received the medical and mental health records of numerous inmates. The parties have been engaged in settlement discussions, and the next status report to the court was due on December 1, 2008. While DLC requests only injunctive relief, estimated increased program costs could amount to over $25 million in the event of an adverse outcome.

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     Harper et al. v. Massachusetts Department of Transitional Assistance. Plaintiffs seek to represent a class of indigent disabled individuals who apply for or receive subsistence-level cash and/or food stamp benefits from the Massachusetts Department of Transitional Assistance. Plaintiffs allege that the Department's practices and policies with respect to processing applications for benefits, notifying

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recipients of changes in benefits and identifying applicants or recipients with disabilities fail to make reasonable accommodations for applicants and recipients with disabilities, and therefore violate the Americans with Disabilities Act and the Rehabilitation Act of 1973. Plaintiffs seek systemic changes to the Department's policies for processing benefits applications, notifying applicants or recipients of benefit awards or changes and making disability determinations. The Department has answered the complaint, and the parties will soon engage in class certification practice and commence discovery. Though the suit is in its incipient stages and the existence and scope of liability are contested, the cost of implementing the changes demanded by the plaintiffs could cost millions of dollars.

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Medicaid Audits and Regulatory Reviews.

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     In re: Disallowance by the U. S. Department of Health and Human Services Centers of Medicare and Medicaid Services (Targeted Case Management). On March 20, 2008, the Centers for Medicare and Medicaid Services ("CMS") issued a notice of disallowance of over $86 million in Federal Financial Participation ("FFP"), citing the final findings of an audit conducted by the Office of the Inspector General of the U. S. Department of Health and Human Services regarding Medicaid targeted case management claims for children in the target group of abused or neglected children involved with the Department of Social Services. The Commonwealth is appealing the CMS disallowance. Briefing in the appeal was completed on July 28, 2008.

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     In re: Centers for Medicare and Medicaid Services regulations (Uncompensated Care Pool/Health Safety Net Trust Fund). CMS asserted in June 2000 that the portion of the Medicaid program funded by the Commonwealth's Uncompensated Care Pool might violate Federal regulations regarding permissible taxes on health care providers. Since 1993, MassHealth has sought Federal waivers for the Commonwealth's assessment on acute care hospitals and surcharge payers, respectively, which fund the Uncompensated Care Pool (now, the Health Safety Net Trust Fund). The Commonwealth believes that the assessments are within the Federal law pertaining to health care-related taxes. If the Commonwealth were ultimately determined to have imposed an impermissible health care-related tax, the Federal government could seek retroactive repayment of Medicaid reimbursements. The Commonwealth has collected an estimated $4.496 billion in acute hospital assessments since 1990 and an estimated $1.397 billion in surcharge payments since 1998. Clarification of the law surrounding permissible provider taxes is a national issue involving a number of states. New Federal regulations on health care-related taxes are, in large part, subject to a moratorium on implementation through April 1, 2009.

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     In re: Deferral of 2005 MassHealth acute hospital supplemental payments. In March 2006, CMS deferred payment of claims for FFP totaling almost $52.5 million. This amount represents the Federal share of the portion of MassHealth supplemental payments to various hospitals attributable to dates of service on or before Fiscal Year 2003. CMS released $16.4 million in FFP and is holding $27 million in FFP pending resolution of certain other audits. EOHHS returned $9 million in FFP based on its own update of projected payment limits.

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     In re: Deferral of 2007 MassHealth acute hospital supplemental payments. In October and December 2007, CMS deferred payment of claims for FFP totaling approximately $51 million. This amount represents the Federal share of the portion of Fiscal Year 2007 MassHealth Safety Net Care supplemental payments that exceed the hospitals' costs, but are below their charges. MassHealth submitted its response to CMS on February 7, 2008.


     In re: Audit by the U. S. Department of Health and Human Services Office of the Inspector General (UMMHC hospital supplemental payments). The Office of Inspector General ("OIG") is auditing MassHealth supplemental payments made to the UMass Memorial Health Care hospitals in 2004 and 2005. In a draft report, the OIG identified an overpayment of $40 million in FFP based on the allowability of hospital-based physician services. The OIG is now reconsidering its findings.

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Environmental Matters.


     Boston Harbor Cleanup. The Commonwealth is engaged in various lawsuits concerning environmental and related laws, including an action brought by the U.S. Environmental Protection Agency ("EPA") alleging violations of the Clean Water Act and seeking to reduce the pollution in Boston Harbor. See United States v. Metropolitan District Commission. See also Conservation Law Foundation v. Metropolitan District Commission and United States v. South Essex Sewage. The Massachusetts Water Resources Authority ("MWRA"), successor in liability to the Metropolitan District Commission ("MDC"), has assumed primary responsibility for developing and implementing a court-approved plan and timetable for the construction of the treatment facilities necessary to achieve compliance with the Federal requirements. The MWRA currently projects that the total cost of construction of the wastewater facilities required under the court's order, not including certain costs, would be approximately $3.8 billion. The MWRA anticipates spending approximately $964 million after that date to cover certain additional costs. Under the Clean Water Act, the Commonwealth may be liable for any cost of complying with any judgment in these or any other Clean Water Act cases to the extent the MWRA or a municipality is prevented by state law from raising revenues necessary to comply with such a judgment.


     Wellesley College (the "College") is seeking contribution from the Commonwealth for costs related to environmental contamination on the Wellesley College campus and adjacent areas, including Lake Waban. On September 5, 2001, the court entered judgment incorporating a partial settlement between the parties, under which the College funded a clean up of hazardous materials at the campus and the northern shoreline of Lake Waban expected to cost approximately $40 million. The Commonwealth has reimbursed the College approximately $1 million from an escrow account, after the Department of Environmental Protection determined that the clean up had been properly performed. Other issues that may lead to counterclaims by the College against the Commonwealth include groundwater contamination and clean up of Lake Waban itself, for which the Department has approved a temporary solution, reviewable every five years. If a full clean up of the lake is required in the future, it could cost up to $100 million.


     In re Massachusetts Military Reservation (pre-litigation). The Commonwealth is engaged in preliminary discussions regarding natural resource damage at the Massachusetts Military Reservation on Cape Cod. The Commonwealth's Executive Office of Environmental Affairs is the State Natural Resources Trustee. Federal Trustees claim that the Commonwealth and others are liable for natural resource damages due to widespread contamination primarily from past military activities at the Reservation. This asserted liability also may extend to response actions and related activities necessary to remediate the site. The assessment process for natural resource damages is set forth in Federal regulations and is expected to take many month to complete. While no recent comprehensive estimate of natural resource damages and response actions is available, it is expected that the damages and response actions may cost at least tens of millions of dollars. Currently the Commonwealth is in settlement negotiations with one of the private contractors regarding contamination at a portion of the site.


     The Arborway Committee v. Executive Office of Transportation et al. The plaintiff, a volunteer group of residents and merchants in Jamaica Plain, filed a complaint in February 2007, seeking to compel the Commonwealth to restore electric light-rail service between Heath Street and the Forest Hills station in Boston. Green Line service along this route (known as the Arborway Line) was discontinued in 1984. The plaintiff claims that the Commonwealth's failure to restore the Arborway Line is a breach of a memorandum of understanding entered into between the Commonwealth and the Conservation Law Foundation in 1990. The Commonwealth has moved for summary judgment on statute of limitations grounds and the plaintiff's opposition memorandum to that motion is due on December 1, 2008. Discovery is proceeding simultaneously with the motion for summary judgment.

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     Taxes and Revenues. There are several tax cases pending which could result in significant refunds if taxpayers prevail, including TJX Companies v. Commissioner of Revenue, MBNA America Bank v. Commissioner of Revenue, Greenwood Trust Company v. Commissioner of Revenue, Providian National Bank v. Commissioner of Revenue, Philip DeMoranville and others v. Commonwealth of Massachusetts, Capital One Bank and Capital One F.S.B. v. Commissioner of Revenue, and Fleet Funding, Inc. and Fleet Funding II, Inc. v. Commissioner of Revenue. It is the policy of the Attorney General and the Commissioner of Revenue to defend such actions vigorously on behalf of the Commonwealth, and the descriptions that follow are not intended to imply that the Commissioner has conceded any liability whatsoever. As of March 31, 2008, approximately $139 million in contingent liabilities exist in the aggregate in the tax cases pending before the Appellate Tax Board or on appeal to the Appeals Court or the Supreme Judicial Court.


Other Litigation.

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     Historical Nipmuc Tribe v. Commonwealth of Massachusetts. . The Historical Nipmuc Tribe seeks the return of "State Parks and other unsettled Lands" in Central Massachusetts that are allegedly illegally obtained Nipmuc tribal homelands, as well as restitution for the Commonwealth's use of this property. This case is currently stayed pending plaintiff's efforts to retain counsel.


     Shwachman v. Commonwealth. This is an eminent domain matter arising from a taking in Worcester of property necessary for the construction of a new Worcester County courthouse. The pro tanto amount was approximately $6.65 million. The property owner suggests that his estimated damages are in excess of $30 million. In addition to the owner's opinion that damages exceed $30 million, the plaintiff has disclosed a summary of his expert appraiser's opinion that the damages equal approximately $18 million. Suit was filed May 17, 2004, and discovery is ongoing. Trial will likely occur in 2009.


     Perini Corp., Kiewit Constr. Corp., Jay Cashman, Inc., d/b/a Perini – Kiewit – Cashman Joint Venture v. Commonwealth. In six consolidated cases and related potential litigation, plaintiffs make claims for alleged increased costs arising from differing site conditions and other causes of delay on the CA/T Project. Plaintiffs have asserted claims in excess of $130 million. These claims are at various stages of resolution with various courts and administrative panels. Decisions by administrative panels on some of the claims have awarded plaintiffs $55 million on claims of $73.8 million . Those decisions may be the subject of further proceedings. Plaintiffs have over $60 million in claims pending.


     Goldberg v. Commonwealth. The plaintiff alleges eminent-domain type damages in connection with four billboards at the East Boston entrance to Logan Airport, which are in the vicinity of parkland newly created by the CA/T Project. The plaintiff claims to be subject to a regulation that prohibits billboards within 300 feet of a park. Thus, the plaintiff expects to lose the four billboards and values the loss of these property rights at approximately $20 million. There is a trial date scheduled for December 2009.


     In re: Historic Renovation of Suffolk County Courthouse. This matter is now in suit, captioned Suffolk Construction Co. and NER Construction Management, Inc. d/b/a Suffolk/NER v. Commonwealth of Massachusetts Division of Capital Asset Management. The general contractor for this historic renovation project sued the Division of Capital Asset Management claiming that it is owed additional amounts for extra costs and delays associated with the project. Total exposure is approximately $60 million ($16 million in claims of the general contractor and $44 million in pass-through claims from subcontractors).


     Vibo Corporation, Inc. d/b/a General Tobacco v. Jack Conway, et al. The plaintiff, who joined the Tobacco Master Settlement Agreement ("MSA") in 2004, has sued 52 state attorneys generals, including the Attorney General of the Commonwealth, the original manufacturers party to the MSA, and

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some of the manufacturers that were subsequently added to the MSA alleging violations of antitrust and constitutional law and fraud in the inducement of its joining the MSA. The plaintiff seeks permanent injunctive relief from certain MSA payment provisions, and, if granted, such a decision could negatively affect millions of dollars in future payments to the Commonwealth under the MSA by manufacturers who were not part of the original MSA. The litigation is in its initial stages, with the plaintiff having moved for a preliminary injunction and the defendants, including the state attorneys general, having moved to dismiss the complaint. These motions are expected to be decided later in December 2008.

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APPENDIX C Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch") and Thomson Bank Watch, Inc. ("Bank Watch"):

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is designated with a plus sign (+).

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest. Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3

Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated B are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated 'D' is payment default. The 'D' rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime Rating System

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term Investment Grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term Speculative Grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

"+" or "-" Notes to long-term and short -term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, or to categories below 'CCC' or to short-term ratings other than 'F-1.'

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Bank Watch

Commercial Paper Ratings and Short-Term Ratings

TBW-1

Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

In addition to ratings of short-term obligations, Bank Watch assigns a rating to each issuer it rates, in gradations of A through F. Bank Watch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. Bank Watch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

REGISTRANT PART C OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated June 5, 2000, is incorporated herein by reference to Exhibit (a) of Pre-effective Amendment No. 1 to registration statement, SEC File No. 333-34844, filed on July 7, 2000, as further amended by a Certificate of Amendment to the Amended and Restated
Declaration of Trust dated December 17, 2002 and incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 10 to the Registration
Statement, SEC File No. 333-34844, filed on December 23, 2004 (the
“Registration Statement”).

(a)(2) Articles of Amendment to the Agreement and Declaration of Trust are
incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20
to the Registration Statement, SEC File No. 333-34844, filed on March 27, 2008.

(b)	By-Laws dated June 5, 2000, as amended and restated January 2006, are incorporated herein by reference to Exhibit 77Q1 of Registrant's Form N-SAR,
SEC File No. 333-34844, filed on April 26, 2006.

(c)	Instruments defining the rights of holders of Registrant’s securities are incorporated herein by reference to Articles III, IV, V, VI, VIII and IX of the
Registrant’s Amended and Restated Agreement and Declaration of Trust and
Articles 9 and 11 of the Registrant’s By-Laws.

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(d)	Investment Advisory Agreement dated June 14, 2000, amended as of March 11,
2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit
(d) of Post-Effective Amendment No. 22 to the Registration Statement, SEC File
No. 333-34844, filed on October 10, 2008.

(e)	Distribution Agreement dated June 14, 2000, amended as of March 11, 2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit (e) of
Post-Effective Amendment No. 22 to the Registration Statement, SEC File No.
333-34844, filed on October 10, 2008.
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(f)	Not Applicable.

(g)	Form of Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company and Mellon Bank, N.A. is
incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment
No. 3 to the Registration Statement, SEC File No. 333-34844, filed on December
20, 2001.

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(h)	(1) Amended and Restated Transfer Agent Agreement. Filed herewith.

(2)	Amended and Restated Administration Agreement dated June 14, 2000, amended as of July 1, 2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to Registration Statement, SEC File No. 333-34844, filed on October 10, 2008.

(3)	Amended and Restated Fee Waiver Agreement dated May 22, 2002 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 5 to the Registration Statement, SEC File No. 333-34844, filed on May 21, 2002.

(4)	Shareholder Services Plan dated May 9, 2001, revised as of March 11, 2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement, SEC File No. 333-34844, filed on October 10, 2008.

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(i)	(1) Opinion and consent of Registrant's Counsel. Filed herewith.

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(2)	Opinion and consent of Registrant’s Counsel pertaining to BNY Mellon U.S. Core Equity 130/30 Fund dated July 27, 2007 is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 18 to the Registration Statement, SEC File No. 333-34844, filed on December 21, 2007.

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(j)	Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Distribution Plan dated as of March 5, 2002, effective as of May 15, 2002, revised December 16, 2002, is incorporated herein by reference to Exhibit (m) of Post- Effective Amendment No. 7 to the Registration Statement, SEC File No. 333- 34844, filed on December 12, 2002.

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(n)	Amended and Restated Rule 18f-3 Plan dated March 5, 2002, amended as of September 9, 2008, is incorporated herein by reference to Exhibit (n) of Post- Effective Amendment No. 22 to the Registration Statement, SEC File No. 333- 34844, filed on October 10, 2008.

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(o)	Not Applicable.

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(p)	Code of Ethics adopted by Registrant and Registrant’s investment adviser and distributor. Filed herewith.

Other Exhibits

(1)	Certificate of Assistant Secretary is incorporated herein by reference to Other Exhibits 1 of Post-Effective Amendment No. 11 to the Registration Statement, SEC File No. 333-34844, filed on October 27, 2005.

(2)	Power of Attorney of Christopher E. Sheldon and James Windels is incorporated by reference to Other Exhibits 2 of Post-Effective Amendment No. 14 to the Registration Statement, SEC File No. 333-34844, filed on December 22, 2006.

(3)	Power of Attorney of John R. Alchin and Kim D. Kelly is incorporated by reference to Other Exhibits 3 of Post-Effective Amendment No. 22 to the Registration Statement, SEC File No. 333-34844, filed on October 10, 2008.

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Item 24. Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

a) The Registrant shall indemnify each of its Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Registrant in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Registrant shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in 1940 Act) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and that such indemnification would not protect such Covered Person against any liability to the Registrant to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

(c) The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Registrant, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Registrant to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant's Amended and Restated Agreement and Declaration of Registrant and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Registrant in connection with the registered securities of the Registrant, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the 1940 Act, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Registrant shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 26. Business and Other Connections of Investment Adviser:


BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), is investment adviser to the Registrant. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corperation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.


ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Director		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08

	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07

J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07

Diane P. Durnin	None
Vice Chair and Director

Jonathan Little	BNY Mellon Asset Management International	Director	9/03 - Present
Chair of the Board	Holdings Limited
London, England

	BNY Mellon Asset Management International	Director	8/00 – Present
Limited
London, England

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

	Mellon Ahli Section Fund Limited	Director	3/06 - Present
Cayman Islands

	Mellon Global Alternative Investments Limited	Director	5/02 - Present
London, England

	Mellon International Limited	Director	5/05 - Present
London, England

	Mellon JV Limited	Director	1/06 – Present
The Bank of New York Mellon Centre
160 Queen Victoria St.
London, England

	Newton Management Limited	Director	2/08 – Present
London, England

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Little	Standish Mellon Asset Management Company	Manager	10/07 – Present
Chair of the Board	LLC
(continued)	Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Bank of New York Mellon Corporation*****	Senior Executive Vice	7/07 – Present
President

	Walter Scott & Partners Limited	Director	10/06 – Present
Edinburgh, Scotland

	WestLB Mellon Asset Management Holdings	Director	4/06 – Present
Limited
Dusseldorf, Germany

	Mellon Global Investments	Chief Executive Officer	5/02 – Present
	London, England	Director	5/02 – Present

	BNY Mellon Fund Managers Limited+	Director	5/03 – 01/07

	BNY Mellon Asset Management International	Director	9/03 – Present
Holdings Limited +

	Mellon Global Investing Corp. +	Director	5/02 – Present

	Mellon International Investment Corp. +	Director	4/02 – 4/07
		President	4/02 – 4/07

	Mellon Overseas Investment Corp. +	Director	12/02 – Present
		Chairman	4/08 – Present
		Chief Executive Officer	4/08 – Present
		President	4/08 – Present
		Vice President	6/02 – 4/08

	Hamon Investment Group PTE Ltd. +	Director	2/02 – Present

	BNY Mellon AM Latin America S.A.	Director	7/03 – Present
Santiago, Chile

	Mellon Global Funds, plc+	Director	12/00 – 11/07

	BNY Mellon Global Management Ltd. +	Director	11/00 – Present

	BNY Mellon Asset Management Japan Ltd.	Director	6/06 – Present
Toyko, Japan

	Mellon Global Investments Japan Ltd. +	Director	6/02 – Present

	Universal Liquidity Funds, plc+	Director	11/00 – Present

	Pareto Investment Management Ltd.	Director	9/04 – Present
London, England

	Mellon Global Investments (Asia) Ltd.+	Director	5/01 – Present


Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Little	BNY Mellon Asset Management Australia	Director	10/2 - 5/07
Chair of the Board	Limited +
(continued)

	Mellon Australia Pty Ltd. +	Director	7/02 – Present

	Mellon Alternative Strategies Ltd. +	Director	10/04 – 7/07

	NSP Financial Services Group Pty Ltd. +	Director	12/01 – 08/07

	Kiahan Trading Ltd. +	Director	12/01 – Present

Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present
Director, Vice Chair and
Chief Investment Officer
	BNY Mellon, National Association +	Senior Vice President	7/08 – Present
	Mellon Bank, N.A.+	Senior Vice President	4/06 – 6/08
	BNY Alcentra Group Holdings, Inc.++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC*	Manager	4/07 – Present
	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England
	Pareto Investment Management Limited	Director	4/08 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/06 - Present
	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	EACM Advisors LLC	Chairman of Board	8/04 - Present
	200 Connecticut Avenue	Chief Executive Officer	8/04 - 5/06
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers
	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Mellon Capital Management Corporation***	Director	12/06 - Present
	Mellon Equity Associates, LLP+	Board Member	12/06 – 12/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Phillip N. Maisano	Newton Management Limited	Board Member	12/06 - Present
Director, Vice Chair and	London, England
Chief Investment Officer
(continued)

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 – Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC	President	12/05 – Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Financial Corporation+	Vice Chairman	6/01 – 6/07
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 – Present
	BNY Mellon, National Association +	Vice Chairman	7/08 - Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 – Present
		Member, Management	6/98 – Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 – 6/08
	TBC General Partner, LLC*	President	7/03 – 10/05

	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Pareto Partners (NY) ++	Partner Representative	2/00 – Present
Director
(continued)

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462


Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm	Urdang Securities Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
(continued)	Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 – 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 – 6/08
		Senior Vice President	10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07


Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Seven Six Seven Agency, Inc.++	Director	10/980- 4/07
Chief Operating Officer,
Vice Chair and Director
(continued)

	Mellon Residential Funding Corp. +	Director	4/97 - Present
	The Bank of New York Mellon *****	Executive Vice President	7/08 – Present
	BNY Mellon, National Association +	Executive Vice President	7/08 - Present
	Mellon Bank, N.A.+	Executive Vice President	2/94 – 6/08
	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present
	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida
Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 – 12/07
Executive Vice President	60 State Street
Boston, Massachusetts
Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications
Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present
	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 – 6/08
		Treasurer	7/05 – 6/08
	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present
	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers
	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present
	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07
	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present
	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation ++
	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Dreyfus Service	Treasurer	7/05 - Present
Controller	Organization, Inc.++
(continued)
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 – Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 – Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – 6/07
Officer

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 – 6/07
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Anthony Mayo	None
Vice President –
Information Systems

Theodore A. Schachar	MBSC Securities Corporation++	Vice President – Tax	6/07 – Present
Vice President – Tax

	Dreyfus Service Corporation++	Vice President – Tax	10/96 – 6/07

	MBSC, LLC++	Vice President – Tax	4/02 – 6/07

	The Dreyfus Consumer Credit Corporation ++	Chairman	6/99 – Present
		President	6/99 – Present

	Dreyfus Service Organization, Inc.++	Vice President – Tax	10/96 –
Present

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	Allomon Corporation+	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President– Real	7/08 – Present
Estate and Leases

	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 – Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 –
	Corporation+	Estate and Leases	Present

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 –
		Estate and Leases	Present
	Mellon Holdings, LLC+	Vice President– Real	12/07 –
		Estate and Leases	Present
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 – 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Vice President		Estate and Leases
(continuted)
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07
		Estate and Leases	– Present
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases

	RECR, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 – 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jeanne M. Login	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 – Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases

	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 – 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 – 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	BNY Mellon Funds Trust

3.	CitizensSelect Funds

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Government Money Market Fund

7.	Dreyfus BASIC U.S. Mortgage Securities Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus Cash Management

10.	Dreyfus Cash Management Plus, Inc.

11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

12.	Dreyfus Funds, Inc.

13.	The Dreyfus Fund Incorporated

14.	Dreyfus Government Cash Management Funds

15.	Dreyfus Growth and Income Fund, Inc.

16.	Dreyfus Index Funds, Inc.

17.	Dreyfus Institutional Cash Advantage Funds

18.	Dreyfus Institutional Money Market Fund

19.	Dreyfus Institutional Preferred Money Market Funds

20.	Dreyfus Institutional Reserves Funds

21.	Dreyfus Intermediate Municipal Bond Fund, Inc.

22.	Dreyfus International Funds, Inc.

23.	Dreyfus Investment Funds

24.	Dreyfus Investment Grade Funds, Inc.

25.	Dreyfus Investment Portfolios

26.	The Dreyfus/Laurel Funds, Inc.

27.	The Dreyfus/Laurel Funds Trust

28.	The Dreyfus/Laurel Tax-Free Municipal Funds

29.	Dreyfus LifeTime Portfolios, Inc.

30.	Dreyfus Liquid Assets, Inc.

31.	Dreyfus Manager Funds I

32.	Dreyfus Manager Funds II

33.	Dreyfus Massachusetts Municipal Money Market Fund

34.	Dreyfus Midcap Index Fund, Inc.

35.	Dreyfus Money Market Instruments, Inc.

36.	Dreyfus Municipal Bond Opportunity Fund

37.	Dreyfus Municipal Cash Management Plus

38.	Dreyfus Municipal Funds, Inc.

39.	Dreyfus Municipal Money Market Fund, Inc.

40.	Dreyfus New Jersey Municipal Bond Fund, Inc.

41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

42.	Dreyfus New York AMT-Free Municipal Bond Fund

43.	Dreyfus New York AMT-Free Municipal Money Market Fund

44.	Dreyfus New York Municipal Cash Management

45.	Dreyfus New York Tax Exempt Bond Fund, Inc.

46.	Dreyfus Opportunity Funds

47.	Dreyfus Pennsylvania Municipal Money Market Fund


48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

49.	Dreyfus Premier Equity Funds, Inc.

50.	Dreyfus Premier GNMA Fund, Inc.

51.	Dreyfus Premier Investment Funds, Inc.

52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

53.	Dreyfus Premier Worldwide Growth Fund, Inc.

54.	Dreyfus Research Growth Fund, Inc.

55.	Dreyfus State Municipal Bond Funds

56.	Dreyfus Stock Funds

57.	Dreyfus Short-Intermediate Government Fund

58.	The Dreyfus Socially Responsible Growth Fund, Inc.

59.	Dreyfus Stock Index Fund, Inc.

60.	Dreyfus Tax Exempt Cash Management Funds

61.	The Dreyfus Third Century Fund, Inc.

62.	Dreyfus Treasury & Agency Cash Management

63.	Dreyfus Treasury Prime Cash Management

64.	Dreyfus U.S. Treasury Intermediate Term Fund

65.	Dreyfus U.S. Treasury Long Term Fund

66.	Dreyfus 100% U.S. Treasury Money Market Fund

67.	Dreyfus Variable Investment Fund

68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

69.	General California Municipal Money Market Fund

70.	General Government Securities Money Market Funds, Inc.

71.	General Money Market Fund, Inc.

72.	General Municipal Money Market Funds, Inc.

73.	General New York Municipal Bond Fund, Inc.

74.	General New York Municipal Money Market Fund

75.	Strategic Funds, Inc.


(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	None
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Jennifer M. Mills*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
Theodore A. Schachar*	Vice President – Tax	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None
*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

*****	Principal business address is One Boston Place, Boston, MA 02108.

******	Principal business address is 595 Market Street, San Francisco, CA 94105.

*******	Principal business address is 101 Barclay Street, New York 10286.


Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 24th day of December, 2008.

BNY MELLON FUNDS TRUST

BY:	/s/ Christopher E. Sheldon *
Christopher E. Sheldon,
President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/Christopher E. Sheldon*	President (Principal Executive Officer)	December 24, 2008
Christopher E. Sheldon

/s/James Windels*	Treasurer (Principal Financial and	December 24, 2008
James Windels	Accounting Officer)

/s/John R. Alchin*	Trustee	December 24, 2008
John R. Alchin

/s/Ronald R. Davenport *	Trustee	December 24, 2008
Ronald R. Davenport

/s/ John L. Diederich *	Trustee	December 24, 2008
John L. Diederich

/s/ Kim D. Kelly *	Trustee	December 24, 2008
Kim D. Kelly

/s/Patrick J. O’Connor*	Trustee	December 24, 2008
Patrick J. O’Connor

/s/Kevin C. Phelan*	Trustee	December 24, 2008
Kevin C. Phelan

/s/Patrick J. Purcell*	Trustee	December 24, 2008
Patrick J. Purcell

/s/Thomas F. Ryan, Jr.*	Trustee	December 24, 2008
Thomas F. Ryan, Jr.

/s/Maureen M. Young *	Trustee	December 24, 2008
Maureen M. Young

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Attorney-in-Fact

EXHIBIT INDEX

(h)(1)	Amended and Restated Transfer Agency Agreement.
(i)(1)	Opinion and consent of Registrant's Counsel.
(j)	Consent of Independent Registered Public Accounting Firm
(p)	Code of Ethics.